UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07912

Old Westbury Funds, Inc.
(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406
(Address of principal executive offices) (Zip code)

Andrew J. McNally
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.
King of Prussia, PA 19406
(Name and address of agent for service)

Registrant's telephone number, including area code:  800-607-2200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Old Westbury Funds, Inc.
U.S. LARGE CAP FUND
Portfolio of Investments	July 31, 2010
(Unaudited)

Shares		Value

COMMON STOCKS — 96.4%

Banks — 2.3%
191,600	PNC Financial Services Group, Inc.	$11,379,124

Consumer Discretionary — 10.1%
255,125	Kohl’s Corp.(b)	12,166,911
462,300	Lowe’s Cos., Inc.	9,588,102
696,225	Staples, Inc.	14,154,254
397,975	Walt Disney Co. (The)	13,407,778

		49,317,045

Consumer Staples — 11.9%
304,100	Archer-Daniels-Midland Co.	8,320,176
541,200	Kraft Foods, Inc. - Class A	15,808,452
206,425	Procter & Gamble Co. (The)	12,624,953
349,100	Walgreen Co.	9,966,805
219,700	Wal-Mart Stores, Inc.	11,246,443

		57,966,829

Diversified Financials — 13.1%
449,100	American Express Co.	20,047,824
415,200	JPMorgan Chase & Co.	16,724,256
589,250	Morgan Stanley	15,903,858
239,660	T. Rowe Price Group, Inc.	11,558,802

		64,234,740

Energy — 10.3%
151,825	Apache Corp.	14,511,434
54,625	EOG Resources, Inc.	5,325,938
271,000	Hess Corp.	14,522,890
415,300	National Oilwell Varco, Inc.	16,263,148

		50,623,410

Health Care — 8.2%
212,700	Celgene Corp.(b)	11,730,405
933,850	Pfizer, Inc.	14,007,750
291,450	Teva Pharmaceutical Industries Ltd. - ADR	14,237,332

		39,975,487

Industrials — 16.4%
159,100	Boeing Co. (The)	10,841,074
1,253,450	General Electric Co.	20,205,614
333,000	Honeywell International, Inc.	14,272,380
476,250	Ingersoll-Rand Plc	17,840,325
446,025	Tyco International Ltd.	17,073,837

		80,233,230

Information Technology — 14.5%
620,500	Cisco Systems, Inc.(b)	14,314,935
645,800	EMC Corp.(b)	12,780,382
26,645	Google, Inc. - Class A(b)	12,918,828
570,325	Microsoft Corp.	14,720,088
214,550	Paychex, Inc.	5,576,154
276,300	QUALCOMM, Inc.	10,521,504

		70,831,891

Shares		Value

Insurance — 2.2%
199,700	ACE Ltd.	$10,600,076

Materials — 7.4%
582,875	Dow Chemical Co. (The)	15,929,974
833,325	International Paper Co.	20,166,465

		36,096,439

Total Common Stocks (Cost $460,752,745)		471,258,271

INVESTMENT COMPANY — 3.7%
18,351,600	SEI Daily Income Trust Government II Fund, Class A	18,351,600

Total Investment Company (Cost $18,351,600)		18,351,600

TOTAL INVESTMENTS — 100.1% (Cost $479,104,345)(a)		489,609,871

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(585,374)

NET ASSETS — 100.0%		$489,024,497

(a)	Tax cost for financial reporting purposes is $479,811,515 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$26,229,751
Unrealized depreciation	(16,431,395)

Net unrealized appreciation	$9,798,356

(b)	Non-income producing security.

ADR - American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	2.3%
Consumer Discretionary	10.1%
Consumer Staples	11.9%
Diversified Financials	13.1%
Energy	10.3%
Health Care	8.2%
Industrials	16.4%
Information Technology	14.5%
Insurance	2.2%
Materials	7.4%
Other*	3.6%

100%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
NON-U.S. LARGE CAP FUND
Portfolio of Investments	July 31, 2010
(Unaudited)

Shares		Value

COMMON STOCKS — 92.0%

AUSTRALIA — 6.1%
2,342,311	BHP Billiton Ltd.	$85,017,747
1,634,719	Macquarie Group Ltd.	55,016,146

		140,033,893

FRANCE — 19.3%
2,460,245	Accor SA	79,686,969
654,795	Air Liquide SA	73,699,316
1,478,216	Cap Gemini SA	70,349,959
1,197,299	Carrefour SA	55,116,290
1,670,611	Cie de Saint-Gobain	71,113,685
740,476	LVMH Moet Hennessy Louis Vuitton SA	90,338,902

		440,305,121

GERMANY — 8.1%
1,276,428	Bayer AG	73,380,014
1,271,381	Daimler AG	68,550,229
1,486,003	Thyssenkrupp AG	44,093,838

		186,024,081

JAPAN — 14.1%
21,834	Japan Tobacco, Inc.	70,256,982
4,012,600	Komatsu Ltd.	84,343,788
3,493,354	Mitsubishi Corp.	75,572,413
5,893,360	Sumitomo Corp.	62,620,574
75,284	Yahoo! Japan Corp.	28,973,818

		321,767,575

LUXEMBOURG — 2.7%
1,557,365	Tenaris SA ADR	62,372,468

NETHERLANDS — 3.9%
1,514,532	Akzo Nobel NV	89,219,567

NORWAY — 3.3%
6,075,549	DnB Nor ASA	75,451,229

SOUTH KOREA — 1.8%
60,666	Samsung Electronics Co. Ltd.	41,535,372

SWEDEN — 3.1%
5,575,057	Volvo AB - Class B	69,459,929

SWITZERLAND — 8.7%
4,071,621	ABB Ltd.	82,159,423
864,479	Adecco SA	44,066,271
2,078,678	Julius Baer Group Ltd.	72,734,773

		198,960,467

UNITED KINGDOM — 17.2%
3,899,014	BG Group Plc	62,496,539
73,317,069	Lloyds Banking Group Plc(b)	79,680,194
7,949,776	Prudential Plc	69,170,234
3,354,112	Standard Chartered Plc	96,946,021
7,976,591	WPP Plc	84,798,745

		393,091,733

Shares		Value

UNITED STATES — 3.7%
2,445,613	Carnival Corp.	$84,813,859

Total Common Stocks (Cost $1,941,804,841)		2,103,035,294

EXCHANGE TRADED FUNDS — 4.9%
2,134,867	iShares MSCI EAFE Index Fund	110,842,295

Total Exchange Traded Funds (Cost $105,529,883)		110,842,295

INVESTMENT COMPANY — 1.4%
31,966,300	Federated Treasury Obligations Fund	31,966,300

Total Investment Company (Cost $31,966,300)		31,966,300

Principal Amount

U.S. GOVERNMENT AGENCIES — 1.6%

Fannie Mae — 0.5%
$11,600,000	0.27%, 09/27/10(c)	11,597,651

Federal Home Loan Bank — 1.1%
25,000,000	0.17%, 08/11/10(c)	24,998,938

Total U.S. Government Agencies (Cost $36,594,066)		36,596,589

TOTAL INVESTMENTS — 99.9% (Cost $2,115,895,090)(a)		2,282,440,478

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,223,655

NET ASSETS — 100.0%		$2,285,664,133

(a)	Tax cost for financial reporting purposes is $2,116,263,781 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$210,755,696
Unrealized depreciation	(44,578,999)

Net unrealized appreciation	$166,176,697

(b)	Non-income producing security.

(c)	The rate represents the annualized yield at time of purchase.

ADR-American Depositary Receipt

Old Westbury Funds, Inc.
NON-U.S. LARGE CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	11.0%
Consumer Discretionary	17.8%
Consumer Staples	5.5%
Diversified Financials	5.6%
Energy	5.5%
Health Care	3.2%
Industrials	17.8%
Information Technology	9.8%
Insurance	3.0%
Materials	12.8%
Other*	8.0%

100.0%

*

Includes cash and equivalents, exchange-traded funds, investment company, U.S. government agencies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments	July 31, 2010
(Unaudited)

Shares		Value

COMMON STOCKS — 90.7%

AUSTRALIA — 1.3%
24,202	Acrux Ltd.(b)	$42,696
42,076	Adamus Resources Ltd.(b)	18,652
148,865	Adelaide Brighton Ltd.	426,929
15,191	Aevum Ltd.	14,980
3,290	AJ Lucas Group Ltd.	6,161
33,518	Alkane Resources Ltd.(b)	10,765
24,655	Allied Gold Ltd.(b)	7,138
955	Allied Medical Ltd.(b)(c)	0
1,092,129	Alumina Ltd.	1,531,474
36,705	Amalgamated Holdings Ltd.	192,933
306,068	Amcom Telecommunications Ltd.	87,223
33,000	Andean Resources Ltd.(b)	110,464
34,575	Ansell Ltd.	401,948
35,000	Anvil Mining Ltd.(b)	100,773
90,592	APA Group	304,066
202,369	APN News & Media Ltd.	386,305
45,098	Aquila Resources Ltd.(b)	301,921
7,424	ARB Corp. Ltd.	38,082
56,546	Aristocrat Leisure Ltd.	173,423
95,985	Arrow Energy Ltd.(b)(c)	406,400
47,992	Arrow Energy Ltd.(b)(c)	0
609,753	Asciano Group(b)	932,277
41,487	ASG Group Ltd.	54,423
82,578	Atlas Iron Ltd.(b)	150,164
41,984	Aurora Oil and Gas Ltd.(b)	31,146
56,970	Ausdrill Ltd.	86,331
28,945	Austal Ltd.	60,229
237,688	Austar United Communications Ltd.(b)	202,134
16,904	Austbrokers Holdings Ltd.	72,030
129,633	Austereo Group Ltd.	195,856
15,319	Austin Engineering Ltd.	49,200
100,657	Australian Agricultural Co. Ltd.(b)	137,052
40,157	Australian Infrastructure Fund	65,394
93,949	Automotive Holdings Group	192,940
41,611	Avoca Resources Ltd.(b)	99,007
324,299	AWB Ltd.(b)	290,459
76,071	AWE Ltd.(b)	107,361
52,095	Bank of Queensland Ltd.	489,212
252,340	Beach Energy Ltd.	152,955
4,598	Bell Financial Group Ltd.	3,952
169,380	Bendigo and Adelaide Bank Ltd.	1,255,019
28,750	Berkeley Resources Ltd.(b)	33,293
79,980	Billabong International Ltd.	659,903
29,390	Biota Holdings Ltd.(b)	26,323
580	Blackmores Ltd.	11,917
13,886	Blackthorn Resources Ltd.(b)	8,417
681,825	BlueScope Steel Ltd.(b)	1,461,926
70,228	Boom Logistics Ltd.(b)	24,461
363,793	Boral Ltd.	1,395,482
37,079	Bow Energy Ltd.(b)	43,273
7,603	Bradken Ltd.	52,895

Shares		Value

AUSTRALIA (continued)
10,640	Bravura Solutions Ltd.(b)	$943
26,851	Brickworks Ltd.	286,889
49,086	Brockman Resources Ltd.(b)	137,665
52,610	BT Investment Management Ltd.	126,130
26,490	Cabcharge Australia Ltd.	107,845
84,646	Caltex Australia Ltd.	786,468
12,470	Campbell Brothers Ltd.	348,037
3,534	Cardno Ltd.	12,469
129,012	Cash Converters International Ltd.	64,194
25,160	Catalpa Resources Ltd.(b)	34,599
17,013	Cellestis Ltd.	42,789
87,902	Centamin Egypt Ltd.(b)	206,896
130,686	Centennial Coal Co. Ltd.	707,024
14,812	Centrex Metals Ltd.(b)	5,092
189,000	Ceramic Fuel Cells Ltd.(b)	35,908
177,305	Challenger Financial Services Group Ltd.	564,635
16,772	Chemgenex Pharmaceuticals Ltd.(b)	5,083
98,649	Citadel Resource Group Ltd.(b)	26,774
27,292	Clinuvel Pharmaceuticals Ltd.(b)	5,802
51,145	Clough Ltd.	38,636
136,328	Coal of Africa Ltd.(b)	225,705
56,720	Coalspur Mines Ltd.(b)	41,052
7,468	Cochlear Ltd.	477,535
8,787	Coffey International Ltd.	8,745
356,136	ConnectEast Group	128,878
57,099	Consolidated Media Holdings Ltd.	160,138
10,021	Corporate Express Australia Ltd.	43,245
38,303	Count Financial Ltd.	39,158
18,207	Crane Group Ltd.	138,034
13,608	Credit Corp. Group Ltd.	35,333
12,020	Cromwell Group REIT	7,775
38,668	CSG Ltd.	66,118
483,738	CSR Ltd. - Placement Shares	752,736
4,990	Cudeco Ltd.(b)	20,947
79,309	Cue Energy Resources Ltd.(b)	19,731
27,457	Customers Ltd.(b)	67,566
118,091	David Jones Ltd.	512,817
20,000	Deep Yellow Ltd.(b)	3,709
86,113	Devine Ltd.(b)	19,087
38,230	Discovery Metals Ltd.(b)	28,015
1,330	Domino’s Pizza Enterprises Ltd.	6,570
35,230	Downer EDI Ltd.	158,407
437,244	Drillsearch Energy Ltd.(b)	27,690
47,370	DUET Group	70,069
4,716	DWS Advanced Business Solutions Ltd.	6,037
91,748	Eastern Star Gas Ltd.(b)	71,384
120,581	Emeco Holdings Ltd.	73,635
206,902	Energy World Corp. Ltd.(b)	85,169

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

AUSTRALIA (continued)
106,659	Envestra Ltd.	$48,730
192,600	Equinox Minerals Ltd.(b)	873,028
57,717	Eservglobal Ltd.(b)	27,675
22,408	Extract Resources Ltd.(b)	135,623
1,221,329	Fairfax Media Ltd.	1,629,779
7,488	Fantastic Holdings Ltd.	13,346
33,955	Felix Resources Ltd. - Placement Shares(b)(c)	3,124
46,815	Ferraus Ltd.(b)	34,730
116,991	FKP Property Group REIT	74,089
11,957	Fleetwood Corp. Ltd.	104,605
17,309	FlexiGroup Ltd.	20,201
12,567	Flight Centre Ltd.	211,015
503,469	Focus Minerals Ltd.(b)	20,497
9,151	Forge Group Ltd.	25,665
12,366	G.U.D. Holdings Ltd.	104,603
89,463	Gindalbie Metals Ltd.(b)	78,509
34,043	Giralia Resources NL(b)	74,225
752,142	Goodman Fielder Ltd.	908,417
13,827	GrainCorp Ltd.	70,677
140,887	Grange Resources Ltd.(b)	71,378
63,776	Great Southern Ltd.(b)(c)(d)	0
24,148	Gujarat NRE Coking Coal Ltd.(b)	13,545
68,071	GWA International Ltd.	185,983
192,047	Harvey Norman Holdings Ltd.	608,107
34,481	Hastie Group Ltd.	47,728
107,776	Healthscope Ltd.	585,029
79,326	HFA Holdings Ltd.(b)	12,200
74,599	Highlands Pacific Ltd.(b)	16,535
430,956	Hillgrove Resources Ltd.	107,218
45,669	Hills Industries Ltd.	91,310
222,122	Horizon Oil Ltd.(b)	55,262
8,559	Housewares International Ltd.(b)	16,880
38,283	iiNET Ltd.	96,284
219,708	Iluka Resources Ltd.(b)	1,093,233
44,250	Imdex Ltd.(b)	32,427
32,066	IMF Australia Ltd.	43,370
188,795	Incitec Pivot Ltd.	555,109
30,708	Independence Group NL	155,576
85,840	Indophil Resources NL(b)	61,739
124,460	Infigen Energy	87,827
100,000	Integra Mining Ltd.(b)	31,212
89,852	Intrepid Mines Ltd.(b)	48,773
16,339	Invocare Ltd.	89,726
88,933	IOOF Holdings Ltd.	523,779
19,221	Iress Market Technology Ltd.	143,461
12,036	Iron Ore Holdings Ltd.(b)	14,156
4,974	Ivanhoe Australia Ltd.(b)	13,320
209,309	Jabiru Metals Ltd.(b)	65,330
21,040	JB Hi-Fi Ltd.	364,327
182,877	Kangaroo Resources Ltd.(b)	23,990
31,596	Karoon Gas Australia Ltd.(b)	197,807
21,333	Kingsgate Consolidated Ltd.	188,753
14,388	Kingsrose Mining Ltd.(b)	11,780

Shares		Value

AUSTRALIA (continued)
129,538	Lend Lease Corp. Ltd.	$854,336
329,178	Lynas Corp. Ltd.(b)	226,333
8,735	MAC Services Group	21,495
24,167	MacArthur Coal Ltd.	273,298
1,285	Macquarie Telecom Group Ltd.(b)	6,103
6,687	Mantra Resources Ltd.(b)	27,405
110,649	MAP Group	296,308
128,431	Marion Energy Ltd.(b)	2,324
7,488	McMillan Shakespeare Ltd.	36,920
36,485	McPherson’s Ltd.	87,801
39,619	Medusa Mining Ltd.(b)	139,072
57,713	Mermaid Marine Australia Ltd.	140,975
11,921	Mesoblast Ltd.(b)	20,815
91,762	Metals X Ltd.(b)	11,622
147,254	Metcash Ltd.	592,831
31,896	Metgasco Ltd.(b)	11,975
100,119	Mineral Deposits Ltd.(b)	69,745
14,861	Mineral Resources Ltd.	110,112
108,335	Mirabela Nickel Ltd.(b)	208,762
113,240	Mitchell Communications Group Ltd.	126,523
97,845	Molopo Australia Ltd.(b)	96,487
13,431	Monadelphous Group Ltd.	164,646
43,611	Mortgage Choice Ltd.	46,162
462,225	Mosaic Oil NL(b)	60,635
203,090	Mount Gibson Iron Ltd.(b)	305,001
35,018	Murchison Metals Ltd.(b)	57,976
42,798	Navitas Ltd.	167,655
128,661	New Hope Corp. Ltd.	548,242
99,034	NIB Holdings Ltd. Australia	113,787
45,172	Nido Petroleum Ltd.(b)	5,926
1,755	Norfolk Group Ltd.(b)	1,500
16,470	Northern Energy Corp. Ltd.(b)	16,390
8,692	Northern Iron Ltd.(b)	11,953
43,966	Norton Gold Fields Ltd.(b)	7,557
10,278	Nufarm Ltd.	35,520
14,393	Oaks Hotels & Resorts Ltd.	4,688
330,069	OneSteel Ltd.	892,853
2,000	Orocobre Ltd.(b)	3,709
4,066	OrotonGroup Ltd.	24,609
914,710	OZ Minerals Ltd.(b)	1,017,871
98,299	Pacific Brands Ltd.(b)	80,483
131,373	Paladin Energy Ltd.(b)	457,584
389,965	PanAust Ltd.(b)	201,097
31,363	PaperlinX Ltd.(b)	17,024
3,445	Patties Foods Ltd.	3,740
19,138	Peet Ltd.	34,455
1,809	Perpetual Ltd.	47,511
61,898	Perseus Mining Ltd.(b)	117,038
31,729	Pharmaxis Ltd.(b)	63,151
74,944	Photon Group Ltd.(c)	69,158
26,465	Platinum Asset Mangement Ltd.	125,939
75,738	PMP Ltd.(b)	41,112
28,977	Premier Investments Ltd.	167,255
25,041	Primary Health Care Ltd.	81,783

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

AUSTRALIA (continued)
40,487	Prime Media Group Ltd.	$27,288
33,313	PrimeAg Australia Ltd.(b)	32,399
10,390	Programmed Maintenance Services Ltd.	17,860
108,721	Quantum Energy Ltd.(b)	6,885
31,729	Ramsay Health Care Ltd.	405,891
15,259	REA Group Ltd.	140,809
30,974	Reckon Ltd.	59,407
70,333	Red Fork Energy Ltd.(b)	38,178
21,888	Redflex Holdings Ltd.	46,733
8,531	Reece Australia Ltd.	185,232
37,184	Reed Resources Ltd.(b)	18,166
34,434	Regional Express Holdings Ltd.(b)	31,775
56,462	Regis Resources Ltd.(b)	48,527
6,994	Reject Shop Ltd. (The)	100,037
55,555	Resolute Mining Ltd.(b)	38,952
85,881	Resource Generation Ltd.(b)	46,618
17,084	Retail Food Group Ltd.	40,958
159,030	RHG Ltd.(b)	96,396
123,127	Ridley Corp. Ltd.	132,001
44,464	Riversdale Mining Ltd.(b)	411,517
7,981	Riversdale Mining Ltd. - Placement Shares(b)(c)	73,865
229,740	Roc Oil Co. Ltd.(b)	73,785
1,356	Rock Building Society Ltd.	3,128
37,575	SAI Global Ltd.(e)	135,636
8,699	SAI Global Ltd. - Placement shares (c)(e)	31,401
19,226	Salmat Ltd.	70,445
10,681	Sandfire Resources NL(b)	46,769
42,447	Saracen Mineral Holdings Ltd.(b)	16,129
15,093	Sedgman Ltd.	21,165
26,625	Seek Ltd.	182,343
13,747	Servcorp Ltd.	36,067
34,688	Service Stream Ltd.(b)	9,728
36,965	Seven Group Holdings Ltd.	205,001
556,679	Sigma Pharmaceuticals Ltd.(b)	219,078
13,670	Silex Systems Ltd.(b)	57,137
28,232	Silver Lake Resources Ltd.(b)	48,018
46,688	Sims Group Ltd.	751,847
9,054	Sirtex Medical Ltd.	41,120
7,500	SMS Management & Technology Ltd.	40,033
118,563	Southern Cross Media Group Ltd.	197,902
302,794	SP AusNet	219,150
29,700	Sphere Minerals Ltd.(b)	42,723
85,111	Spotless Group Ltd.	157,850
671,961	St. Barbara Ltd.(b)	182,377
31,231	Straits Resources Ltd.(b)	40,122
18,622	Strike Resources Ltd.(b)	10,108
137,375	STW Communications Group Ltd.	117,447
67,263	Sunland Group Ltd.(b)	40,163

Shares		Value

AUSTRALIA (continued)
31,585	Super Cheap Auto Group Ltd.	$162,020
6,000	Talent2 International Ltd.(b)	7,382
26,168	Tap Oil Ltd.(b)	21,188
40,916	Tassal Group Ltd.	52,749
555,197	Tatts Group Ltd.	1,230,601
190,498	Ten Network Holdings Ltd.(b)	287,813
45,119	Terramin Australia Ltd.(b)	24,900
4,321	TFS Corp. Ltd.	3,166
80,721	Thakral Holdings Group REIT(b)	32,863
37,994	Thorn Group Ltd.	46,232
65,834	Timbercorp Ltd.(b)(c)(d)	0
181,469	Toro Energy Ltd.(b)	17,238
182,763	Tower Australia Group Ltd.	362,107
16,986	Tox Free Solutions Ltd.(b)	35,806
118,596	TPG Telecom Ltd.	193,665
9,090	Transfield Services Infrastructure Fund	5,140
169,106	Transfield Services Ltd.	492,628
126,343	Transpacific Industries Group Ltd.(b)	120,018
34,641	Troy Resources NL	78,349
1,757	Trust Co. Ltd.	8,997
26,635	UGL Ltd.	339,763
74,750	Victoria Petroleum NL(b)	17,921
22,153	Village Roadshow Ltd.	41,887
48,270	Village Roadshow Ltd., Preferred Shares(b)	92,143
649,768	Virgin Blue Holdings Ltd.(b)	182,232
64,867	Washington H. Soul Pattinson & Co. Ltd.	764,080
30,715	Wattyl Ltd.(b)	45,572
19,960	Western Areas NL	87,580
13,358	White Energy Co. Ltd.(b)	39,880
41,846	Whitehaven Coal Ltd.	205,191
52,547	WHK Group Ltd.	46,113
679	Wide Bay Australia Ltd.	6,309
12,401	Windimurra Vanadium Ltd.(b)(c)(d)	1,907
13,791	Wotif.com Holdings Ltd.	64,505

		48,327,582

AUSTRIA — 0.2%
1,098	Agrana Beteiligungs AG	104,439
9,244	Andritz AG	579,730
6,195	A-TEC Industries AG(b)	64,399
4,128	Austriamicrosystems AG(b)	138,696
2,680	BWIN Interactive Entertainment AG(b)	149,058
1,230	BWT AG	29,220
6,997	CAT Oil AG(b)	64,101
1,891	Constantia Packaging AG(b)	118,260
4,924	EVN AG	83,867
3,539	Flughafen Wien AG	204,190
202	Frauenthal Holding AG(b)	2,203
2,096	Intercell AG(b)	43,184

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

AUSTRIA (continued)
660	Kapsch TrafficCom AG	$27,695
197	Lenzing AG	81,124
2,509	Mayr Melnhof Karton AG	257,645
902	Oberbank AG	50,897
2,430	Palfinger AG(b)	57,000
19,020	Raiffeisen International Bank-Holding AG	864,534
228	Rosenbauer International AG	9,267
444	S&T System Integration & Technology Distribution AG(b)	5,734
3,067	Schoeller-Bleckmann Oilfield Equipment AG	148,800
805	Semperit AG Holding	29,961
26,886	Strabag SE	617,694
105,282	Telekom Austria AG	1,355,521
10,994	Uniqa Versicherungen AG	199,716
17,813	Vienna Insurance Group	845,651
59,284	Voestalpine AG	1,896,637
4,708	Warimpex Finanz- Und Beteiligungs AG(b)	12,510
24,264	Wienerberger AG(b)	336,433
1,503	Wolford AG(b)	36,254
9,556	Zumtobel AG(b)	181,003

		8,595,423

BAHAMAS — 0.0%
100	CIC Energy Corp.(b)	141
500	Steiner Leisure Ltd.(b)	21,255

		21,396

BELGIUM — 0.2%
1,160	Ablynx NV(b)	10,869
10,734	Ackermans & Van Haaren NV	734,792
345	Aedifica REIT	19,305
30,822	Agfa Gevaert NV(b)	186,369
3,513	Arseus NV	42,438
93	Banque Nationale de Belgique(b)	444,779
3,193	Barco NV(b)	159,531
4,312	Bekaert SA	937,843
82	Cofinimmo Real Estate Investment Trust	10,406
2,461	Compagnie d’Entreprises CFE	123,568
1,166	Compagnie Immobiliere de Belgique SA(b)	45,569
4,364	Compagnie Maritime Belge SA	126,649
19,424	Deceuninck NV(b)	45,815
12,200	Deceuninck NV- VVPR Strip(b)	32
8,757	Delhaize Group	646,701
1,685	Devgen(b)	19,762
1,030	D’ieteren SA	496,631
430	Econocom Group	6,298
5,801	Elia System Operator SA NV	199,649
2,175	Euronav NV	41,807
7,884	Exmar NV	58,562
3,443	Galapagos NV(b)	49,354

Shares		Value

BELGIUM (continued)
898	Gimv NV	$44,235
236	Intervest Offices REIT	6,852
1,303	Ion Beam Applications	12,803
99	IRIS	4,500
829	Kinepolis Group NV	44,725
2,682	Melexis NV(b)	33,553
157	Mobistar SA	9,045
5,741	Nyrstar	66,584
4,130	Omega Pharma SA	176,530
54,295	Option NV(b)	40,330
3,429	Recticel SA	33,827
797	Roularta Media Group NV(b)	17,293
1,569	Sioen Industries NV	8,690
1,777	Sipef NV	109,973
10,299	Solvay SA	1,007,930
12,086	Telenet Group Holding NV(b)	345,632
12,832	Tessenderlo Chemie NV	380,761
555	Tessenderlo Chemie NV - VVPR Strip(b)	260
236	ThromboGenics NV(b)	4,653
27,297	UCB SA	879,877
20,514	Umicore	691,847
1,320	Van De Velde	58,055
445	VPK Packaging Group(b)	16,579
450	Warehouses De Pauw SCA REIT	19,997
460	Wereldhave Belgium NV REIT	35,973

		8,457,233

BERMUDA — 0.5%
152,327	Allied World Assurance Co. Holdings Ltd.	7,588,931
2,900	Alterra Capital Holdings Ltd.	56,115
165,000	Argo Group International Holdings Ltd.	5,138,100
3,100	Aspen Insurance Holdings Ltd.	84,785
1,000	Assured Guaranty Ltd.	15,700
129,541	Catlin Group Ltd.	782,177
4,200	Endurance Specialty Holdings Ltd.	162,078
500	Enstar Group Ltd.(b)	36,365
8,700	Frontline Ltd.	265,635
600	Global Crossing Ltd.(b)	6,942
8,081	Hardy Underwriting Bermuda Ltd.	28,721
11,158	Helen of Troy Ltd.(b)	267,346
185,072	Hiscox Ltd.	1,033,840
30,300	Katanga Mining Ltd.(b)	29,179
56,531	Lancashire Holdings Ltd.	476,347
3,200	Montpelier Re Holdings Ltd.	52,032
2,600	Orient-Express Hotels Ltd. - Class A(b)	23,686
3,400	Platinum Underwriters Holdings Ltd.	132,872
3,500	Renaissancere Holdings Ltd.	200,270
6,300	Signet Jewelers Ltd.(b)	187,551
2,600	Textainer Group Holdings Ltd.	70,980

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

BERMUDA (continued)
1,711	Validus Holdings Ltd.	$42,501
700	Vistaprint NV	23,135

		16,705,288

BRAZIL — 1.0%
237,000	Acos Villares SA	99,716
9,300	Acucar Guarani SA(b)	22,103
11,300	AES Tiete SA	120,016
17,400	AES Tiete SA Preference Shares	217,648
111,300	All America Latina Logistica SA	1,047,946
7,700	American Banknote SA	67,727
16,837	Amil Participacoes SA	147,520
20,800	Anhanguera Educacional Participacoes SA	325,222
7,500	B2W Companhia Global Do Varejo	141,787
24,400	Banco ABC Brasil SA	192,975
25,600	Banco Daycoval SA	129,397
84,590	Banco do Estado do Rio Grande do Sul	730,567
33,610	Banco Industrial e Comercial SA	266,579
14,800	Banco Panamericano SA	75,144
13,700	Banco Pine SA - Preference Shares	84,904
16,200	Banco Sofisa SA	40,343
20,000	Bematech SA	104,617
44,015	BR Malls Participacoes SA	661,676
40,000	Brasil Brokers Participacoes SA	154,651
70,300	Braskem SA - Class A, Preference Shares(b)	530,807
100,070	Brookfield Incorporacoes SA	520,605
21,200	Camargo Correa Desenvol-vimento Imobiliario SA	68,465
5,700	Centrais Eletricas de Santa Catarina SA - Class B, Preference Shares	110,416
29,271	Cia Brasileira de Distribuicao Grupo Pao de Acucar - Class A, Preference Shares	956,949
4,800	Cia de Concessoes Rodoviarias	110,093
2,800	Cia de Gas de Sao Paulo - Class A, Preference Shares	57,710
13,900	Cia de Saneamento Basico do Estado de Sao Paulo	275,977
9,100	Cia de Saneamento de Minas Gerais	130,953
4,000	Cia de Saneamento do Parana, Preference Shares	6,232
4,400	Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	120,507
25,300	Cia Energetica de Sao Paulo - Class B, Preference Shares	385,801
4,050	Cia Energetica do Ceara - Class A, Preference Shares	64,038
9,700	Cia Hering	325,172

Shares		Value

BRAZIL (continued)
27,800	Cia Paranaense de Energia - Class B, Preference Shares	$601,111
18,300	Cia Providencia Industria e Comercio SA	70,857
71,409	Confab Industrial SA, Preference Shares	208,283
8,400	Contax Participacoes SA, Preference Shares(b)	110,564
54,730	Cosan SA Industria e Comercio(b)	786,969
9,700	Cremer SA	99,548
132,940	Cyrela Brazil Realty SA	1,861,674
35,100	Diagnosticos da America SA	339,665
4,300	Drogasil SA	89,481
78,134	Duratex SA	821,855
7,000	EDP - Energias do Brasil SA	141,170
7,480	Eletropaulo Metropolitana de Sao Paulo SA - Class A, Preference Shares	157,230
15,700	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Class B, Preference Shares	330,371
328,220	Empresa Brasileira de Aeronautica SA	2,133,019
9,500	Equatorial Energia SA	89,933
5,700	Estacio Participacoes SA	68,025
26,593	Eternit SA	128,520
78,900	Even Construtora e Incorporadora SA	367,853
28,300	Ez Tec Empreendimentos e Participacoes SA	150,929
13,800	Ferbasa-Ferro Ligas DA Bahia, Preference Shares	94,390
18,200	Fertilizantes Fosfatados SA, Preference Shares(b)	158,738
41,923	Fibria Celulose SA(b)	659,784
8,100	Forjas Taurus SA - Preference Shares	23,902
184,700	Gafisa SA	1,378,844
12,800	General Shopping Brasil SA(b)	66,009
11,500	Gol-Linhas Aereas Inteligentes SA, Preference Shares	159,868
40,800	Grendene SA	186,741
3,200	Guararapes Confeccoes SA	137,366
14,500	Helbor Empreendimentos SA	115,420
33,900	IdeiasNet SA(b)	58,980
15,000	Iguatemi Empresa de Shopping Centers SA	296,793
24,400	Industrias Romi SA	177,437
95,060	Inpar SA(b)	175,657
4,100	Iochpe-Maxion SA	45,224
193,000	Klabin SA, Preference Shares	556,351
7,587	Kroton Educacional SA	61,126
16,800	Light SA	211,290
8,100	LLX Logistica SA(b)	40,850
13,300	Localiza Rent A CAR	183,378

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

BRAZIL (continued)
26,200	Log-In Logistica Intermodal SA(b)	$108,447
29,900	Lojas Americanas SA	189,553
47,100	Lojas Americanas SA, Preference Shares	396,338
18,300	Lojas Renner SA	614,093
4,100	LPS Brasil Consultoria de Imoveis SA	62,941
4,100	Lupatech SA(b)	49,537
5,000	M Dias Branco SA	113,060
22,048	Magnesita Refratarios SA(b)	150,681
41,800	Marcopolo SA, Preference Shares	237,662
43,580	Marfrig Alimentos SA	436,097
13,800	Marisa Lojas SA(b)	174,108
16,400	Minerva SA(b)	64,060
20,000	MPX Energia SA(b)	237,662
65,420	MRV Engenharia e Participacoes SA	589,554
30,150	Multiplan Empreendimentos Imobiliarios SA	570,841
17,900	Natura Cosmeticos SA	468,160
92,519	NET Servicos de Comunicacao SA, Preference Shares(b)	991,050
12,100	Obrascon Huarte Lain Brasil SA	312,132
19,400	Odontoprev SA(b)	182,551
12,700	Parana Banco SA	60,655
81,129	Paranapanema SA(b)	288,297
117,800	PDG Realty SA Empreendimentos e Participacoes	1,246,451
51,600	Porto Seguro SA	595,272
10,900	Positivo Informatica SA	111,553
7,200	Profarma Distribuidora de Produtos Farmaceuticos SA	65,499
50,850	Randon Participacoes SA, Preference Shares	338,268
4,300	Restoque Comercio e Confeccoes de Roupas SA	24,448
14,700	Rodobens Negocios Imobiliarios SA	116,176
81,600	Rossi Residencial SA	745,108
11,500	Santos Brasil Participacoes SA	111,155
8,200	Sao Carlos Empreendimentos e Participacoes SA	81,030
23,000	Sao Martinho SA	208,187
37,000	Sao Paulo Alpargatas SA	166,824
9,200	Saraiva SA Livreiros Editores, Preference Shares	177,378
15,000	SLC Agricola SA	128,525
14,300	Springs Global Participacoes SA	35,612
55,470	Sul America SA	485,694
106,153	Suzano Papel e Celulose SA	1,009,142
11,000	Tam SA, Preference Shares	184,939
12,300	Tecnisa SA	66,437
9,005	Tele Norte Leste Participacoes SA	168,447

Shares		Value

BRAZIL (continued)
21,520	Tele Norte Leste Participacoes SA - Preference Shares	$316,046
8,175	Telemar Norte Leste SA - Class A, Preference Shares	213,392
2,400	Terna Participacoes SA	39,436
25,700	Tim Participacoes SA(b)	101,555
103,300	Tim Participacoes SA, Preference Shares	294,841
3,100	Totvs SA	226,789
7,700	Tractebel Energia SA	100,475
8,900	Trisul SA	32,538
30,144	Ultrapar Participacoes SA, Preference Shares	1,545,763
137,772	Uniao de Industrias Petroquimicas SA - Class B, Preference Shares	47,000
13,800	Universo Online SA, Preference Shares	71,401
58,200	Weg SA	599,935

		37,592,263

CANADA — 1.9%
7,639	5N Plus, Inc.	38,416
6,813	Aastra Technologies Ltd.	151,960
34,155	Advantage Oil & Gas Ltd.(b)	215,618
13,500	Aecon Group, Inc.	145,105
500	AG Growth International, Inc.	17,047
20,396	AGF Management Ltd. - Class B	296,204
252	Agnico-Eagle Mines Ltd.	14,077
500	Ainsworth Lumber Co. Ltd.	1,372
4,913	Air Canada - Class B(b)	10,466
21,300	Alamos Gold, Inc.	320,520
9,150	Alexco Resource Corp.(b)	28,036
22,860	Algonquin Power & Utilities Corp.	94,949
31,100	Alimentation Couche-Tard, Inc. - Class B	648,288
1,400	Alliance Grain Traders, Inc.	45,008
16,679	AltaGas Ltd.	314,582
6,500	Altius Minerals Corp.(b)	63,732
78,500	Amerigo Resources Ltd.(b)	58,032
69,923	Anderson Energy Ltd.(b)	81,618
11,883	Angle Energy, Inc.(b)	87,731
34,100	Arsenal Energy, Inc.(b)	26,536
11,000	Astral Media, Inc.	389,689
6,400	Atco Ltd. - Class I	314,755
5,593	Atna Resources Ltd.(b)	2,611
12,436	Atrium Innovations, Inc.(b)	200,079
16,671	ATS Automation Tooling Systems, Inc.(b)	108,486
25,500	Aura Minerals, Inc.(b)	95,000
22,800	Aurizon Mines Ltd.(b)	114,216
15,250	Avalon Rare Metals, Inc.(b)	39,755
42,700	B2Gold Corp.(b)	69,779
47,763	Baja Mining Corp.(b)	37,168
5,644	Ballard Power Systems, Inc.(b)	9,717
41,500	Bankers Petroleum Ltd.(b)	303,161

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

CANADA (continued)
23,100	BioExx Specialty Proteins Ltd.(b)	$44,939
200	BioteQ Environmental Technologies, Inc.(b)	134
55,950	Biovail Corp.	1,221,806
29,800	Birchcliff Energy Ltd.(b)	289,869
2,500	Black Diamond Group Ltd.	43,772
108,500	BlackPearl Resources, Inc.(b)	330,339
1,712	BMTC Group, Inc. - Class A	34,988
6,000	Boralex, Inc. - Class A(b)	50,484
16,350	Breakwater Resources Ltd.(b)	46,439
3,444	Bridgewater Systems Corp.(b)	28,475
3,800	Burcon NutraScience Corp.(b)	27,611
35,126	CAE, Inc.	334,842
3,800	Calfrac Well Services Ltd.	87,603
4,000	Calvalley Petroleum, Inc. - Class A(b)	12,606
13,900	Canaccord Financial, Inc.	131,557
4,100	Canada Bread Co. Ltd.	191,430
700	Canadian Apartment Properties REIT	10,268
2,600	Canadian Energy Services & Technology Corp.	44,259
5,700	Canadian Real Estate Investment Trust	168,441
30,200	Canadian Tire Corp. Ltd. - Class A	1,679,720
22,900	Canadian Utilities Ltd. - Class A	1,087,252
22,300	Canadian Western Bank	563,330
12,482	Canam Group, Inc.	88,632
23,700	Canfor Corp.(b)	186,502
1,608	Cangene Corp.(b)	5,553
4,654	Canyon Services Group, Inc.(b)	22,409
130,100	Capstone Mining Corp.(b)	316,376
15,900	Cardiome Pharma Corp.(b)	130,225
14,600	Cascades, Inc.	98,417
9,900	Cash Store Financial Services, Inc. (The)	156,967
70,425	Catalyst Paper Corp.(b)	9,933
10,800	CCL Industries - Class B	309,382
93,200	Celestica, Inc.(b)	828,606
9,200	Celtic Exploration Ltd.(b)	112,668
16,209	Centerra Gold, Inc.(b)	204,495
97,700	CGI Group, Inc. - Class A(b)	1,397,004
15,057	Chinook Energy, Inc.(b)	33,100
2,900	Churchill Corp. (The) - Class A(b)	54,330
8,500	Cinch Energy Corp.(b)	13,064
71,325	Claude Resources, Inc.(b)	72,154
7,600	Cogeco Cable, Inc.	257,264
1,477	Cogeco, Inc.	42,742
11,900	Colossus Minerals, Inc.(b)	78,133
2,500	Computer Modelling Group Ltd.	43,724
145,000	Connacher Oil & Gas Ltd.(b)	210,155
48,900	Consolidated Thompson Iron Mines Ltd.(b)	391,942

Shares		Value

CANADA (continued)
1,300	Constellation Software, Inc.	$51,846
1,200	Contrans Group, Inc. - Class A	10,447
12,812	Copper Mountain Mining Corp.(b)	36,266
19,450	Corridor Resources, Inc.(b)	110,300
33,800	Corus Entertainment, Inc. - Class B	638,158
22,300	Crescent Point Energy Corp.	821,893
32,445	Crew Energy, Inc.(b)	520,736
374,914	Crowflight Minerals, Inc.(b)	49,232
324	Dalsa Corp.	3,413
45,200	Delphi Energy Corp.(b)	119,150
16,400	Descartes Systems Group, Inc. (The)(b)	96,672
9,150	Detour Gold Corp.(b)	213,252
600	Domtar Corp.(b)	35,100
11,500	Dorel Industries, Inc. - Class B	388,945
6,800	DragonWave, Inc.(b)	41,407
26,500	Duluth Metals Ltd.(b)	47,172
23,000	DundeeWealth, Inc.	309,858
5,992	Dynasty Metals & Mining, Inc.(b)	19,817
177,850	Eastern Platinum Ltd.(b)	179,917
22,300	ECU Silver Mining, Inc.(b)	12,798
12,344	Electrovaya, Inc.(b)	29,298
4,817	Emera, Inc.	124,027
15,950	Empire Co. Ltd. - Class A	868,829
8,100	Endeavour Silver Corp.(b)	26,789
30,200	Ensign Energy Services, Inc.	372,194
20,486	Epsilon Energy Ltd.(Canada)(b)	53,604
3,979	Equitable Group, Inc.	78,763
54,600	European Goldfields Ltd.(b)	381,863
42,500	Excellon Resources, Inc.(b)	33,486
9,179	Exeter Resource Corp.(b)	52,946
12,009	Exfo Electro Optical Engineering, Inc.(b)	70,789
10,300	Extendicare Real Estate Investment Trust	88,467
8,600	Fairborne Energy Ltd.(b)	43,249
1,600	Far West Mining Ltd. - Class A(b)	7,004
29,900	Farallon Mining Ltd.(b)	12,070
64,225	Finning International, Inc.	1,235,709
30,350	First Majestic Silver Corp.(b)	117,792
18,100	First Quantum Minerals Ltd.	1,134,188
6,800	FirstService Corp.(b)	149,950
12,200	Flint Energy Services Ltd.(b)	155,341
25,739	Fortis, Inc.	732,324
1,599	Fortress Paper Ltd.(b)	42,819
26,661	Fortuna Silver Mines, Inc.(b)	53,942
11,800	Forzani Group Ltd. (The) - Class A	187,896
47,400	Franco-Nevada Corp.	1,444,523
31,500	Fronteer Gold, Inc.(b)	189,971
15,500	Garda World Security Corp. - Class A(b)	129,512

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

CANADA (continued)
10,000	Gennum Corp.	$68,966
1,600	Geomark Exploration Ltd.(b)	1,245
24,800	Gildan Activewear, Inc.(b)	763,021
3,412	GLG Life Tech Corp.(b)	26,053
41,500	Globestar Mining Corp.(b)	41,579
3,419	GLV, Inc. - Class A(b)	28,601
15,555	Gold Wheaton Gold Corp.(b)	37,826
22,600	Grande Cache Coal Corp.(b)	122,887
9,200	Great Canadian Gaming Corp.(b)	57,721
86,300	Groupe Aeroplan, Inc.	828,540
3,352	Guardian Capital Group Ltd. - Class A	26,802
10,800	Harry Winston Diamond Corp.(b)	133,838
33,292	High River Gold Mines Ltd.(b)	25,259
8,400	Home Capital Group, Inc.	375,285
51,000	HudBay Minerals, Inc.(b)	635,981
29,060	IESI-BFC Ltd.	657,210
816	IESI-BFC Ltd. - Placement Shares	18,368
7,400	Imax Corp.(b)	114,378
19,243	Imperial Metals Corp.(b)	312,590
3,200	Indigo Books & Music, Inc.	46,255
34,700	Industrial Alliance Insurance and Financial Services, Inc.	1,101,368
17,100	Inmet Mining Corp.	835,830
4,110	Innergex Renewable Energy, Inc.	34,821
11,900	InnVest Real Estate Investment Trust	75,124
18,640	Intact Financial Corp.	849,275
6,648	International Tower Hill Mines Ltd.(b)	41,645
5,100	Ivanhoe Energy, Inc.(b)	10,071
48,553	Ivernia, Inc.(b)	13,696
13,500	Jean Coutu Group PJC, Inc. (The) Class A	112,276
10,400	Jinshan Gold Mines, Inc.(b)	40,161
3,454	KAB Distribution, Inc.(b)(c)(d)	0
5,280	Keegan Resources, Inc.(b)	27,169
6,900	Kirkland Lake Gold, Inc.(b)	54,835
11,612	La Mancha Resources, Inc.(b)	18,637
18,776	Labrador Iron Mines Holdings Ltd.(b)	96,798
114,905	Lake Shore Gold Corp.(b)	347,604
26,315	Laurentian Bank of Canada	1,177,462
12,400	Leon’s Furniture Ltd.	144,499
21,760	Linamar Corp.	406,816
167,300	Lundin Mining Corp.(b)	650,941
6,700	MacDonald Dettwiler & Associates Ltd.(b)	312,825
8,610	MAG Silver Corp.(b)	51,507
8,300	Major Drilling Group International	197,398
1,500	Manitoba Telecom Services, Inc.	40,314

Shares		Value

CANADA (continued)
14,700	Maple Leaf Foods, Inc.	$131,693
1,900	Marsulex, Inc.	20,588
33,308	Martinrea International, Inc.(b)	267,293
1,188	Maxim Power Corp.(b)	3,213
34,225	MDS, Inc.(b)	323,257
29,200	Methanex Corp.	655,832
20,325	Metro, Inc. - Class A	868,713
10,649	Midway Energy Ltd.(b)	33,043
21,343	Migao Corp.(b)	132,453
8,200	Minefinders Corp.(b)	70,590
9,431	Miranda Technologies, Inc.(b)	50,363
3,800	Mosaid Technologies, Inc.	84,535
41,646	Mullen Group Ltd.	569,161
45,143	Nautilus Minerals, Inc.(b)	89,140
5,900	Neo Material Technologies, Inc.(b)	21,636
138,000	New Gold, Inc.(b)	681,912
25,853	Newalta, Inc.	220,796
6,400	Niko Resources Ltd.	690,270
2,227	North American Energy Partners, Inc.(b)	21,576
10,624	Northern Dynasty Minerals Ltd.(b)	73,992
2,300	Northern Property Real Estate Investment Trust	56,155
63,700	Northgate Minerals Corp.(b)	188,984
19,800	Novagold Resources, Inc.(b)	122,685
15,601	NuVista Energy Ltd.	180,586
147,378	OceanaGold Corp.(b)	388,497
4,800	Oncolytics Biotech, Inc.(b)	14,707
25,600	Onex Corp.	685,788
11,100	Open Text Corp.(b)(e)	439,336
1,052	Open Text Corp.(b)(e)	41,554
117,600	OPTI Canada, Inc.(b)	188,746
39,961	Orleans Energy Ltd.(b)	104,173
57,165	Orvana Minerals Corp.(b)	82,296
29,800	Osisko Mining Corp.(b)	376,830
46,000	Pacific Rubiales Energy Corp.(b)	1,103,409
5,800	Paladin Labs, Inc.(b)	135,402
18,800	PAN American Silver Corp.	432,854
15,900	Paramount Resources Ltd. - Class A(b)	333,296
5,100	Parex Resources, Inc.(b)	28,277
1,700	Parkbridge Lifestyles Communities, Inc.	8,582
8,800	Pason Systems, Inc.	94,159
19,769	Peregrine Diamonds Ltd.(b)	33,460
12,456	Perpetual Energy, Inc.	60,944
7,685	Petaquilla Minerals Ltd.(b)	3,065
19,551	PetroBakken Energy Ltd. - Class A	428,846
23,000	Petrobank Energy & Resources Ltd.(b)	947,473
3,200	Petrominerales Ltd.(b)	90,642
113,000	Phoscan Chemical Corp.(b)	42,868
15,040	Platinum Group Metals Ltd.(b)	27,065

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

CANADA (continued)
13,525	Potash One, Inc.(b)	$32,627
489	Precision Drilling Corp.(b)(e)	3,692
142,155	Precision Drilling Corp.(b)(e)	1,078,556
3,400	Premium Brands Holdings Corp.	43,325
45,900	Progress Energy Resources Corp.	554,077
3,837	QLT, Inc.(b)	21,946
26,922	Quadra FNX Mining Ltd.(b)	326,034
16,800	Quebecor, Inc. - Class B	570,322
8,500	Queenston Mining, Inc.(b)	28,442
33,300	Quest Capital Corp.(b)	53,122
52,100	Questerre Energy Corp.(b)	155,583
30,400	Red Back Mining, Inc.(b)	769,426
600	Reitmans (Canada) Ltd.	10,850
16,300	Reitmans (Canada) Ltd. - Class A	316,312
4,000	Richelieu Hardware Ltd.	98,867
12,800	Richmont Mines, Inc.(b)	54,783
16,369	Riocan Real Estate Investment Trust	324,816
275,000	Ritchie Bros. Auctioneers, Inc.	5,117,750
9,531	Rock Energy, Inc.(b)	47,467
32,400	RONA, Inc.(b)	478,097
23,700	Rubicon Minerals Corp.(b)	84,836
26,189	Russel Metals, Inc.	499,044
14,890	Sabina Gold & Silver Corp.(b)	42,148
5,544	Samuel Manu-Tech, Inc.(b)	40,014
188,000	Sandvine Corp.(b)	288,935
14,900	Savanna Energy Services Corp.	81,163
4,120	Seabridge Gold, Inc.(b)	106,161
16,636	Sears Canada, Inc.(b)	420,734
33,400	SEMAFO, Inc.(b)	231,969
13,425	ShawCor Ltd. - Class A	344,619
149,700	Sherritt International Corp.	991,641
90,125	Shore Gold, Inc.(b)	55,230
8,100	Sierra Wireless, Inc.(b)	76,032
2,500	Silver Standard Resources, Inc.(b)	41,024
26,400	Silvercorp Metals, Inc.	173,595
4,264	SouthGobi Resources Ltd.(b)	54,210
44,614	Sprott Resource Corp.(b)	183,568
50,200	St. Andrew Goldfields Ltd.(b)	57,131
8,300	Stantec, Inc.(b)	195,380
7,200	Starfield Resources, Inc.(b)	420
5,200	Storm Exploration, Inc.(b)	69,296
144,375	Stornoway Diamond Corp.(b)	81,453
10,700	SunOpta, Inc.(b)	54,018
20,400	Superior Plus Corp.	265,901
59,200	Taseko Mines Ltd.(b)	240,704
19,800	Thompson Creek Metals Co., Inc.(b)	182,583
27,352	Tim Hortons, Inc.	933,328
6,500	TMX Group, Inc.	180,132
5,350	Toromont Industries Ltd.	126,926
17,900	Torstar Corp. - Class B	178,991

Shares		Value

CANADA (continued)
11,903	Total Energy Services, Inc.	$98,415
44,400	TransAlta Corp.	900,050
18,000	Transcontinental, Inc. - Class A	259,657
35,827	TransForce, Inc.	354,071
19,100	Transglobe Energy Corp.(b)	143,986
28,200	Trican Well Service Ltd.	427,917
5,276	TVA Group, Inc. - Class B	61,071
9,500	Uex Corp.(b)	8,224
5,841	Uni-Select, Inc.	158,972
118,700	Uranium One, Inc.(b)	322,137
159,000	UTS Energy Corp.(b)	549,049
12,353	Vector Aerospace Corp.(b)	87,716
9,100	Ventana Gold Corp.(b)	72,673
20,060	Vero Energy, Inc.(b)	131,711
4,420	Virginia Mines, Inc.(b)	32,074
20,901	Viterra, Inc.(b)	163,662
1,535	Vitran Corp., Inc.(b)	16,424
17,206	Wesdome Gold Mines Ltd.	40,168
8,364	West Fraser Timber Co. Ltd.	284,183
90,617	Westaim Corp.(b)	47,598
18,100	Western Coal Corp.(b)	73,946
18,000	Western Financial Group, Inc.	37,294
6,300	Westjet Airlines Ltd.(b)	74,885
9,385	Westport Innovations, Inc.(b)	185,500
34,300	Wi-Lan, Inc.	118,776
10,848	Winpak Ltd.	105,520
637	Xtreme Coil Drilling Corp.(b)	1,704
14,000	Yukon-Nevada Gold Corp.(b)	4,085
62,000	Zarlink Semiconductor, Inc.(b)	116,998

		71,221,336

CAYMAN ISLANDS — 0.0%
2,500	Fresh Del Monte Produce, Inc.(b)	52,100
2,400	Greenlight Capital Re Ltd. - Class A(b)	61,896
34,470	Siem Offshore, Inc.(b)	53,900

		167,896

CHILE — 0.2%
414,369	AES Gener SA	216,227
135,844	Aguas Andinas SA	61,635
12,394	Banco de Credito e Inversiones	647,413
164,971	Banmedica SA	207,302
114,351	Besalco SA	134,479
12,307	CAP SA	452,142
18,632	Cementos BIO BIO SA	48,077
23,013	Cia Cervecerias Unidas SA	242,593
49,566	Cia General de Electricidad	314,750
113,368	Cia Sudamericana de Vapores SA(b)	118,968
1,731,940	Colbun SA	471,819
50,487,302	CorpBanca SA	571,463
17,867	Cristalerias de Chile SA	210,805
61,317	E.CL SA	131,162

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

CHILE (continued)
18,878	Embotelladora Andina SA - Class A, Preference Share	$70,079
24,008	Embotelladora Andina SA - Class B, Preference Shares	105,059
30,762	Empresa Nacional de Telecomunicaciones SA	439,668
1,192,791	Empresas Iansa SA(b)	103,570
126,453	Empresas La Polar SA	767,815
37,174	Farmacias Ahumada SA	113,394
20,702	Forus SA	44,085
12,790	Gasco SA	81,709
200,535	Industrias Forestales SA	50,398
448,016	Inversiones Aguas Metropolitanas SA	593,057
502,005	Masisa SA	75,891
78,007	Multiexport Foods SA	28,060
254,993	Ripley Corp. SA	276,884
58,002	Salfacorp SA	142,599
113,830	Sigdo Koppers SA	168,152
246,844	Socovesa SA	128,340
130,300	Sonda SA	225,978
186,725	Vina Concha y Toro SA	447,782
6,455,730	Vina San Pedro SA	55,609

		7,746,964

CHINA — 0.3%
150,000	AAC Acoustic Technologies Holdings, Inc.	266,495
394,000	Agile Property Holdings Ltd.	513,329
14,000	Ajisen China Holdings Ltd.	16,510
44,000	Anhui Conch Cement Co. Ltd. - H Shares	153,795
68,000	Anta Sports Products Ltd.	120,111
76,000	Anton Oilfield Services Group	7,730
74,000	Asia Cement China Holdings Corp.	37,060
192,000	AviChina Industry & Technology Co. - H Shares(b)	78,604
56,000	Baoye Group Co. Ltd. - H Shares	35,759
47,500	BBMG Corp. - H Shares	56,077
122,000	Beijing Capital Land Ltd. - H Shares	39,580
20,000	Beijing Jingkelong Co. Ltd.	22,015
192,000	Beijing North Star Co. Ltd.	53,639
10,000	Bund Center Investment Ltd.(b)	4,339
263,000	China Aoyuan Property Group Ltd.(b)	42,324
32,000	China Automation Group Ltd.	22,288
218,000	China Communications Services Corp. Ltd. - H Shares(b)	110,579
58,000	China Huiyuan Juice Group Ltd.	44,578
22,800	China Metal Recycling Holdings Ltd.	22,573

Shares		Value

CHINA (continued)
252,678	China Molybdenum Co. Ltd. - H Shares	$157,121
170,042	China National Building Material Co. Ltd. - H Shares	320,929
161,000	China National Materials Co. Ltd. - H Shares	126,023
8,000	China Nickel Resources Holding Co. Ltd.	1,318
54,000	China Oilfield Services Ltd. - H Shares	70,911
22,000	China Qinfa Group Ltd.(b)	6,883
939,600	China Resources Microelectronics Ltd.(b)	42,943
86,000	China Shanshui Cement Group Ltd.	46,280
54,000	China Shineway Pharmaceutical Group Ltd.	143,907
972,093	China Shipping Container Lines Co. Ltd. - H Shares(b)	359,177
312,000	China Shipping Development Co. Ltd. - H Shares	458,711
4,000	China Singyes Solar Technologies Holdings Ltd.	2,240
188,000	China Southern Airlines Co. Ltd. - H Shares(b)	90,763
50,000	China Sunshine Paper Holdings Co. Ltd.	18,668
278,000	China Taisan Technology Group Holdings Ltd.	41,911
152,000	China Wireless Technologies Ltd.	61,054
41,000	China XLX Fertiliser Ltd.	15,830
179,000	China Yurun Food Group Ltd.	587,641
408,800	China Zhongwang Holdings Ltd.	257,358
100,000	Chinasoft International Ltd.(b)	19,311
226,000	Chongqing Iron & Steel Co. Ltd. - H Shares	63,719
478,200	Country Garden Holdings Co.	151,448
28,000	Delong Holdings Ltd.(b)	7,825
25,600	Dongfang Electric Corp. Ltd. - H Shares	87,997
48,000	First Tractor Co. Ltd. - H Shares	31,454
339,000	Fosun International	259,242
275,000	Foxconn International Holdings Ltd.(b)	193,305
148,000	Golden Eagle Retail Group Ltd.	351,732
92,000	Great Wall Motor Co. Ltd. - H Shares	183,349
80,000	Great Wall Technology Co. Ltd.	34,915
121,500	Greentown China Holdings Ltd.	151,103
544,000	Guangshen Railway Co. Ltd. - H Shares	199,601
14,000	Guangzhou Pharmaceutical Co. Ltd. - H Shares	12,166
73,131	Guangzhou R&F Properties Co. Ltd. - H Shares	114,486

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

CHINA (continued)
40,000	Guangzhou Shipyard International Co. Ltd. - H Shares	$62,826
21,000	Hainan Meilan International Airport Co. Ltd. - H Shares	23,278
68,000	Haitian International Holdings Ltd.	51,739
212,000	Harbin Power Equipment Co. Ltd. - H Shares	185,594
175,000	Hidili Industry International Development Ltd.(b)	158,159
114,000	Honghua Group Ltd.(b)	15,410
124,000	Huadian Power International Co. - H Shares	29,853
141,000	Intime Department Store Group Co. Ltd.	145,947
104,000	Jiangsu Expressway Co. Ltd. - H Shares	101,222
88,000	Jiangxi Copper Co. Ltd. - H Shares	195,316
92,000	Jingwei Textile Machinery - H Shares(b)	31,387
163,000	Kasen International Holdings Ltd.(b)	43,439
190,000	Kingdee International Software Group Co. Ltd.	79,987
43,000	Kingsoft Corp. Ltd.	25,188
542,722	Lenovo Group Ltd.	348,656
41,000	Li Heng Chemical Fibre Technologies Ltd.	6,483
88,000	Li Ning Co. Ltd.	290,029
29,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares	125,072
52,000	Lingbao Gold Co. Ltd. - H Shares	18,745
41,000	Little Sheep Group Ltd.	24,333
332,000	Maanshan Iron & Steel - H Shares	185,074
76,000	Pacific Online	32,680
236,000	Pacific Textile Holdings Ltd.	135,508
138,000	Pan Asia Environmental Protection Group Ltd.(b)	27,005
60,500	Parkson Retail Group Ltd.	103,903
160,000	Qingling Motors Co. Ltd. - H Shares	40,373
151,000	Qunxing Paper Holdings Co. Ltd.	61,236
46,000	Regent Manner International Ltd.	23,037
90,000	Renhe Commercial Holdings Co. Ltd.	19,350
69,000	Shandong Chenming Paper Holdings Ltd.	55,076
43,600	Shandong Molong Petroleum Machinery Co. Ltd. - H Shares	41,257
208,000	Shanghai Forte Land Co. - H Shares	63,197

Shares		Value

CHINA (continued)
164,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	$43,705
110,000	Shanghai Prime Machinery Co. Ltd.	20,251
42,500	Shenji Group Kunming Machine Tool Co. Ltd. - H Shares	27,795
89,000	Shenzhou International Group Holdings Ltd.	117,330
506,600	Shui On Land Ltd.	230,880
116,000	Sichuan Expressway Co. Ltd. - H Shares	68,696
136,000	Sichuan Xinhua Winshare Chainstore Co. Ltd. - H Shares	71,436
905,560	Sino-Ocean Land Holdings Ltd.	691,338
252,000	Sinopec Shanghai Petrochemical Co. Ltd.(b)	98,302
194,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares(b)	46,205
28,000	Sinostar PEC Holdings Ltd.(b)	4,839
34,000	Sinotel Technologies Ltd.(b)	9,876
553,000	Sinotrans Ltd. - H Shares	138,117
503,000	Soho China Ltd.	310,186
69,000	Sound Global Ltd.	42,116
56,000	SPG Land Holdings Ltd.	28,406
131,000	Sunny Optical Technology Group Co. Ltd.	26,984
22,000	SunVic Chemical Holdings Ltd.	5,096
29,000	Tiangong International Co. Ltd.	11,649
118,000	Tianneng Power International Ltd.	46,182
18,000	Tsingtao Brewery Co. Ltd. - H Shares	85,278
34,000	Uni-President China Holdings Ltd.	18,953
15,000	Weichai Power Co. Ltd. - H Shares	123,978
370,000	Wuyi International Pharmaceutical Co. Ltd.	33,820
188,000	Xiamen International Port Co. Ltd. - H Shares	34,369
126,000	Xinao Gas Holdings Ltd.	298,150
49,000	Xingda International Holdings Ltd.	33,056
137,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares	72,314
330,000	Yangzijiang Shipbuilding Holdings Ltd.	351,890
51,500	Zhaojin Mining Industry Co. Ltd. - H Shares	111,387
118,000	Zhejiang Expressway Co. Ltd. - H Shares	111,354
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)	12,771
56,000	Zhong An Real Estate Ltd.	14,419

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

CHINA (continued)
50,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	$133,891

		12,544,084

CYPRUS — 0.0%
90,065	Bank of Cyprus Public Co. Ltd.	483,558
25,000	Deep Sea Supply Plc(b)	41,766
120,359	Marfin Popular Bank Public Co. Ltd.	283,891
90,000	Prosafe Production Public Ltd.(b)	186,653
29,500	ProSafe SE	136,831
14	Songa Offshore SE(b)	44

		1,132,743

DENMARK — 0.3%
757	ALK-Abello A/S	47,527
4,607	Alm Brand A/S(b)	50,356
5,034	Bang & Olufsen A/S(b)	48,861
3,037	Bavarian Nordic A/S(b)	116,848
185	Coloplast A/S - Class A	19,218
14,883	D/S Norden	584,331
9,477	D/S Torm A/S(b)	75,991
23,636	Danisco A/S	1,797,693
1,414	DFDS A/S(b)	90,136
250	DiBa Bank A/S(b)	2,667
4,598	DLH A/S - Class B(b)	16,967
38,254	DSV A/S	682,384
3,924	East Asiatic Co. Ltd. A/S	100,192
2,200	Fionia Bank A/S(b)(c)(d)	0
10,914	FLSmidth & Co. AS	777,411
81,337	GN Store Nord A/S(b)	554,760
20,148	Greentech Energy Systems(b)	51,797
2,058	H+H International A/S - Class B(b)	18,356
1,541	Harboes Bryggeri A/S - Class B	32,474
200	IC Companys A/S(b)	6,138
28,628	Jyske Bank A/S(b)	998,316
1,287	NeuroSearch A/S(b)	22,620
9,765	NKT Holding A/S	480,049
1,300	Nordjyske Bank A/S(b)	22,394
250	Norresundby Bank A/S(b)	7,607
37	Parken Sport & Entertainment A/S(b)	514
661	PER Aarsleff A/S - Class B	53,407
1,132	Ringkjoebing Landbobank A/S(b)	118,188
1,266	Rockwool International AS - Class B	115,352
141	Royal UNIBREW A/S(b)	4,932
303	Sanistal A/S - Class B(b)	3,206
566	Satair A/S	23,756
7,076	Schouw & Co.	155,304
930	SimCorp A/S	154,511
652	Sjaelso Gruppen(b)	872
1,474	Solar Holdings A/S - Class B	99,890
10,199	Spar Nord Bank A/S(b)	107,019

Shares		Value

DENMARK (continued)
325	Sparbank(b)	$5,400
100	Sparekassen Faaborg A/S(b)	14,865
36,405	Sydbank A/S(b)	907,252
1,741	Thrane & Thrane A/S	52,674
10,591	TK Development(b)	45,749
2,547	Topdanmark A/S(b)	314,920
57,742	TopoTarget A/S(b)	37,363
2,634	Vestjysk Bank A/S(b)	37,312

		8,857,579

EGYPT — 0.4%
359,000	Orascom Construction Industries GDR	15,257,500

FINLAND — 2.9%
12,287	Ahlstrom Oyj	189,740
8,651	Alma Media Corp.	71,249
49,994	Amer Sports Oyj - Class A	554,425
3,793	Atria Plc	55,805
1,400	Bank of Aland Plc - Class B	40,046
19,361	Cargotec Corp. - Class B	694,843
14,467	Comptel Oyj	16,213
8,383	Cramo Oyj(b)	147,588
6,818	Digia Plc	44,424
7,143	Elektrobit Corp.(b)	9,122
14,102	Elisa Oyj(b)	279,699
15,607	Finnair Oyj(b)	92,946
4,899	Finnlines Oyj(b)	60,011
9,569	Fiskars Oyj Abp	163,355
11,650	F-Secure Oyj	32,944
3,265	Glaston Oyj Abp(b)	5,872
6,414	HKScan Oyj	68,455
40,288	Huhtamaki Oyj	501,388
785	Ilkka-Yhtyma Oyj	6,547
37,847	Kemira Oyj	508,000
35,923	Kesko Oyj - Class B	1,393,159
12,000	Konecranes Oyj	391,415
4,155	Lassila & Tikanoja Oyj	72,501
837	Lemminkainen Oyj(b)	28,828
2,192,127	Metso Oyj	86,442,997
138,497	M-real Oyj - Class B(b)	527,009
56,022	Neste Oil Oyj	825,689
25,231	Nokian Renkaat Oyj	707,903
863	Okmetic Oyj	4,937
1,850	Olvi Oyj - Class A	70,637
29,419	Oriola-KD Oyj - Class B	147,983
7,027	Orion Oyj - Class A	135,253
3,814	Orion Oyj - Class B	73,659
89,644	Outokumpu Oyj	1,485,948
150	Outotec Oyj	5,311
1,365	PKC Group Oyj	20,990
65,017	Pohjola Bank Plc	808,720
1,080	Ponsse Oyj	12,554
7,300	Poyry Oyj	98,174
43,638	Raisio Plc - V Shares	170,032
34,032	Ramirent Oyj	365,878
6,650	Rapala VMC Oyj	49,829

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

FINLAND (continued)
42,825	Rautaruukki Oyj	$827,067
1,207	Ruukki Group Oyj(b)	2,611
16,431	Sanoma Oyj	326,534
740	Scanfil Oyj	2,816
2,130	SRV Group Plc	17,209
3,193	Stockman Oyj Abp - Class A	114,094
13,158	Stockman Oyj Abp - Class B	468,110
407,216	Stora Enso Oyj - Class R	3,298,080
11,171	Tecnotree Oyj	12,956
675	Teleste Oyj	4,090
2	Tieto Oyj	35
5,260	Tikkurila Oy(b)	111,387
190,224	UPM-Kymmene Oyj	2,761,504
4,908	Uponor Oyj	79,437
1,200	Vacon Plc	53,169
1,187	Vaisala Oyj - Class A	29,792
19,968	Wartsila Oyj	1,050,482
45,716	YIT Oyj	1,002,050

		107,543,501

FRANCE — 2.8%
1,303	ABC Arbitrage	11,682
19,371	Accor SA	627,424
4,486	Aeroports de Paris	330,646
44,738	Air France-KLM(b)	668,123
916,272	Alcatel-Lucent(b)	2,742,714
902	Ales Groupe	12,565
3,474	Alten Ltd.(b)	102,087
9,157	Altran Technologies SA(b)	37,589
504	Anf SA REIT	20,360
903	April Group	23,417
30,458	Arkema SA	1,327,678
6,538	Assystem(b)	101,218
4,439	Atari SA(b)	21,403
21,018	Atos Origin SA(b)	902,489
1,591	Audika	41,798
1,370	Avanquest Software(b)	5,570
3,278	Avenir Telecom	3,076
2,244	BioMerieux	227,889
878	Boiron SA	31,407
1,118	Bonduelle SCA	95,866
2,196	Bongrain SA	163,147
11,907	Bourbon SA	510,265
267	Boursorama(b)	3,010
8,888	Bureau Veritas SA	536,961
4,362	Canal Plus	30,980
33,896	Cap Gemini(b)	1,613,149
4,537	Carbone Lorraine	167,025
604	Cegedim SA(b)	43,779
2,195	Cegid Group	61,070
3,429	Ciments Francais SA	276,377
7,124	Club Mediterranee SA(b)	128,439
100,557	Compagnie Generale de Geophysique-Veritas(b)	1,942,684
1,082	Damartex SA	27,439
10,333	Dassault Systemes SA	671,725

Shares		Value

FRANCE (continued)
940	Delachaux SA	$58,798
17,041	Derichebourg SA(b)	71,062
175	Devoteam	3,879
3,318	EDF Energies Nouvelles SA	141,736
166	Eiffage SA	8,376
845	Electricite de Strasbourg	123,330
332	Entrepose Contracting	33,093
517	Eramet	143,134
410	Esso Ste Anonyme Francaise	52,633
5,279	Etablissements Maurel Et Prom	63,214
122	Etam Developpement SA(b)	5,739
12,585	Euler Hermes SA	997,950
5,339	Euro Disney SCA Non-Registered Shares(b)	26,718
817	Eurofins Scientific	38,477
13,937	Eutelsat Communications	514,803
1,226	Exel Industries SA - Class A	43,137
5,022	Faurecia(b)	98,625
2,648	Fimalac	102,142
753	Fleury Michon SA	36,003
4,250	Fonciere Des Regions REIT(b)	388,352
1,371	GameLoft SA(b)	6,771
202	Gaumont SA	13,057
3,213	Gecina SA REIT	329,100
12,894	Gemalto NV(b)	529,290
7,030	GFI Informatique	26,476
2,092	GL Events	58,068
806	Groupe Crit	21,374
90,539	Groupe Eurotunnel SA	666,622
2,036	Groupe Partouche SA(b)	5,227
9,418	Groupe Steria SCA	255,403
220	Guerbet	22,402
1,282	Guyenne et Gascogne SA	127,988
4,617	Haulotte Group SA	45,065
109,449	Havas SA	529,866
3,430	ICAde REIT	326,118
1,657	Iliad SA	145,862
10,335	Imerys SA	600,946
2,264	IMS International Metal Service(b)	32,144
2,910	Ingenico	73,557
189	Inter Parfums SA	5,788
2,091	Ipsen SA	69,539
5,433	IPSOS	215,976
16,879	JC Decaux SA(b)	433,539
270	Kaufman & Broad SA(b)	6,282
19,633	Klepierre REIT	626,444
1,455	Korian	31,854
20,299	Lagardere SCA	747,685
863	Laurent-Perrier	76,710
14,623	Legrand SA	475,924
352	LISI	20,780
4,004	M6-Metropole Television	88,781
351	Maisons France Confort	14,042
2,152	Manitou BF SA(b)	35,896
860	Manutan (Societe)	46,846

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

FRANCE (continued)
1,668	Meetic(b)	$47,386
1,441	METabolic Explorer SA(b)	11,737
1,975	MR Bricolage	36,290
98	Neopost SA	7,580
12,574	Nexans SA	853,211
16,834	Nexity	563,678
463	Norbert Dentressangle	33,124
7,303	NRJ Group(b)	59,766
6,698	Orpea	266,438
25,532	PagesJaunes Groupe	282,613
66,220	Peugeot SA(b)	1,964,931
763	Pierre & Vacances	50,362
3,304	Plastic-Omnium SA	163,872
20,215	Publicis Groupe	911,080
10,737	Rallye SA	380,371
6,947	Recylex SA(b)	64,005
5,720	Remy Cointreau SA	312,622
88,196	Rexel SA(b)	1,461,946
5,624	Rhodia SA	116,090
1,903	Rubis	167,096
747	Sa Des Ciments Vicat	50,483
78,924	Safran SA	2,130,023
2,665	Saft Groupe SA	91,355
175	Sartorius Stedim Biotech	7,387
117,397	SCOR SE	2,575,522
6,382	SEB SA	475,883
156	Seche Environnement SA	11,094
2,497	Sechilienne-Sidec	67,552
2,724	SeLoger.com(b)	107,559
7,380	Sequana(b)	103,578
6,704	Societe BIC SA	498,845
2,776	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	311,941
23,410	Societe Television Francaise 1	372,335
16,292	SOITEC(b)	175,941
806	Somfy SA	161,227
811	Sopra Group SA	57,599
1,822	Sperian Protection	273,643
1,360	Stallergenes	95,828
741	Ste Industrielle d’Aviation Latecoere SA(b)(d)	5,543
1,316	STEF-TFE	68,324
62	Sucriere de Pithiviers-Le-Vieil	53,414
779	Synergie SA	19,897
25,071	Technicolor(b)	13,395
26,753	Technip SA	1,781,511
4,448	Teleperformance	112,682
45,151	Thales SA	1,523,626
12,780	Theolia SA(b)	17,487
1,998	Trigano SA(b)	42,440
26,107	Valeo SA(b)	932,697
614,532	Vallourec	59,829,920
6,761	Viel et Compagnie	23,877
978	Vilmorin & Cie	91,941
1,248	Virbac SA	150,436

Shares		Value

FRANCE (continued)
446	VM Materiaux SA	$26,154
145	Vranken - Pommery Monopole	6,268
2,543	Zodiac SA	143,443

		103,338,722

GERMANY — 1.1%
2,124	Aareal Bank AG(b)	44,286
2,064	Adlink Internet Media AG(b)	7,319
15,004	ADVA AG Optical Networking(b)	91,447
2,193	Advanced Inflight Allianz AG	8,685
652	Agennix AG(b)	3,424
5,373	Air Berlin Plc(b)	25,207
16,739	Aixtron AG	500,510
1,413	Alstria Office AG REIT	16,351
1,072	Asian Bamboo AG	44,145
4,401	Augusta Technologie AG	74,471
16,900	Aurubis AG	765,309
1,309	Axel Springer AG	156,936
4,905	Baader Bank AG	20,774
7,434	Balda AG(b)	33,122
1,066	Bauer AG	43,578
605	BayWa AG	22,075
5,853	Bechtle AG	168,717
1,174	Bertrandt AG	51,634
20,937	Bilfinger Berger AG	1,195,862
1,034	Biotest AG	43,119
780	Boewe Systec AG(b)	1,006
12,598	Carl Zeiss Meditec AG	194,543
44,905	Celesio AG	1,048,351
2,610	Cenit AG(b)	17,856
2,757	Centrosolar Group AG(b)	18,391
2,684	CENTROTEC Sustainable AG(b)	48,093
8,534	Comdirect Bank AG	77,848
583	Compugroup Holding AG(b)	6,253
346	Constantin Medien AG(b)	755
2,420	CTS Eventim AG	123,559
3,408	Curanum AG	10,876
7,812	DAB Bank AG	42,248
419	Delticom AG	21,374
2,401	Demag Cranes AG(b)	85,731
646	Deutsche Beteiligungs AG	14,631
152,482	Deutsche Lufthansa AG(b)	2,478,873
65,654	Deutsche Postbank AG(b)	2,093,584
33,396	Deutz AG(b)	205,937
12,345	Dialog Semiconductor PLC(b)	165,057
11,098	Douglas Holdings AG	500,326
146	Drillisch AG(b)	875
1,370	Duerr AG(b)	37,670
4,400	DVB Bank SE	142,487
283	Eckert & Ziegler AG	9,142
2,087	Elexis AG	31,372
6,649	Elmos Semiconductor AG(b)	70,912
5,955	ElringKlinger AG	160,056
731	Envitec Biogas AG	10,669
1,291	Euromicron AG	29,904

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

GERMANY (continued)
47,873	Evotec AG(b)	$124,772
3,542	Fielmann AG	280,869
24,470	Fraport AG Frankfurt Airport Services Worldwide	1,269,626
56,462	Freenet AG(b)	603,271
1,320	Fuchs Petrolub AG	125,176
82,770	GEA Group AG	1,873,022
6,330	Generali Deutschland Holding AG	754,862
4,055	Gerresheimer AG(b)	148,171
2,237	Gerry Weber International AG	71,552
1,012	Gesco AG	57,895
5,161	GFK AG	193,427
5,545	GFT Technologies AG	22,328
30,107	Gildemeister AG	417,057
2,541	Grenkeleasing AG	115,565
1,608	H&R WASAG AG	40,872
4,192	Hamburger Hafen und Logistik AG	153,123
42,867	Hannover Rueckversicherung AG	2,052,378
1,410	Hawesko Holding AG	51,448
49,675	Heidelberger Druckmaschinen AG(b)	487,318
25,641	Hochtief AG	1,662,186
904	Homag Group AG	16,139
7,098	Indus Holding AG	160,021
555,298	Infineon Technologies AG(b)	3,747,721
834	Interseroh SE	50,320
585	Isra Vision AG	10,749
5,689	IVG Immobilien AG(b)	39,492
8,052	Jenoptik AG(b)	46,379
2,498	Kizoo AG(b)	25,264
44,781	Kloeckner & Co. SE(b)	927,284
6,960	Kontron AG	54,692
5,779	Krones AG	327,595
210	KSB AG	144,904
1,232	KUKA AG(b)	19,169
1,410	KWS Saat AG	222,294
35,935	Lanxess AG(b)	1,725,406
10,144	Leoni AG	305,363
1,656	Loewe AG	14,006
860	LPKF Laser & Electronics AG(b)	10,286
9,511	Medion AG	115,007
24,690	MLP AG	258,364
6,268	Morphosys AG(b)	128,812
9,090	MTU Aero Engines Holding AG	528,790
120	Muehlbauer Holding AG & Co. KGaA	3,933
6,780	MVV Energie AG	274,780
1,551	Nemetschek AG(b)	50,328
181	Nordex AG(b)	1,850
1,502	Patrizia Immobilien AG(b)	6,009
1,328	Pfeiffer Vacuum Technology AG	104,181
379	PNE Wind AG(b)	998

Shares		Value

GERMANY (continued)
16,265	Praktiker Bau- und Heimwerk-ermaerkte AG	$128,680
1,040	Puma AG	303,921
4,350	PVA TePla AG(b)	24,869
981	QSC AG(b)	1,828
370	R Stahl AG	11,859
932	Rational AG	152,789
1,175	REpower Systems AG(b)	181,601
23,779	Rheinmetall AG	1,423,263
27,228	Rhoen Klinikum AG	620,939
2,252	Roth & Rau AG(b)	74,541
775	SAG Solarstrom AG	4,646
475	Sartorius AG	13,587
1,302	Schlott Gruppe AG(b)	6,125
22,076	SGL Carbon AG(b)	765,671
29,422	Singulus Technologies(b)	162,337
3,991	Sixt AG	103,498
681	SMA Solar Technology AG	84,174
5,314	Software AG(b)	592,499
1,608	Solar Millennium AG(b)	44,927
1,398	Solarworld AG	18,974
786	Solon SE(b)	4,097
22,938	Stada Arzneimittel AG	744,752
904	STINAG Stuttgart Invest AG	22,395
2,302	Stratec Biomedical Systems AG	86,126
38,576	Suedzucker AG	744,253
6,099	Suess Microtec(b)	35,050
20,485	Symrise AG	509,876
2,998	TAG Immobilien AG(b)	17,893
4,738	Takkt AG	54,186
21,467	Tognum AG	428,853
103,702	TUI AG(b)	1,092,197
25,618	United Internet AG(b)	316,983
144	Verbio AG(b)	570
4,979	Versatel AG(b)	31,456
1,861	Vossloh AG	186,398
2,333	VTG AG	37,395
3,487	Wacker Chemie AG(b)	559,605
12,899	Wacker Neuson SE	191,627
24	Wincor Nixdorf AG	1,354
9,687	Wirecard AG	103,324
1,163	Zhongde Waste Technology AG	20,536

		40,700,058

GREECE — 0.2%
1,181	Aegean Airlines SA	3,924
57,040	Agriculture Bank of Greece(b)	90,685
92,586	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical & Organizations	271,471
30,227	Alpha Bank AE(b)	229,646
59,949	Anek Lines SA(b)	26,562
17,325	Aspis Bank SA(b)	11,063
1,098	Astir Palace Hotel SA(b)	3,634
9,363	Athens Medical Center SA	10,371

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

GREECE (continued)
5,140	Athens Water Supply & Sewage Co. SA (The)	$37,912
22,179	Attica Bank(b)	41,331
5,956	Bank of Greece	259,469
29,378	Coca-Cola Hellenic Bottling Co. SA	692,941
31,722	Diagnostic & Therapeutic Center of Athens Hygeia SA	49,193
152,457	EFG Eurobank Ergasias SA(b)	1,172,181
12,619	Ellaktor SA	56,569
3,862	Elval Aluminium Process Co.(b)	7,499
5,308	Emporiki Bank SA(b)	18,192
3,298	Euromedica SA(b)	9,971
942	Folli-Follie SA	21,973
1,320	Forthnet SA(b)	1,376
6,724	Fourlis Holdings SA	69,924
9,171	Frigoglass SA(b)	108,397
19,497	GEK Terna Holding Real Estate Construction SA	119,161
46,654	Geniki Bank(b)	26,143
9,780	Halcor SA(b)	11,598
2,079	Hellenic Duty Free Shops SA	13,059
303	Hellenic Exchanges SA Holding Clearing Settlement and Registry(b)	2,191
37,082	Hellenic Petroleum SA	290,907
11,369	Hellenic Telecommunications Organization SA	92,301
11,102	Heracles General Cement Co.(b)	70,168
4,092	Iaso SA	12,105
27,345	Intracom Holdings SA(b)	27,439
19,238	Intracom SA Technical & Steel Constructions(b)	9,025
1,463	Intralot SA-Integrated Lottery Systems & Services(b)	6,482
5,398	J&P-Avax SA	11,325
2,677	JUMBO SA	21,280
8,461	Lambrakis Press SA(b)	12,790
304,574	Marfin Investment Group SA(b)	472,319
5,767	Metka SA	68,314
33,160	Michaniki SA	28,952
6,600	Motor Oil (Hellas) Corinth Refineries SA	75,687
46,974	Mytilineos Holdings SA(b)	291,380
188	Nireus Aquaculture SA(b)	179
3,029	OPAP SA	44,801
105,577	Piraeus Bank SA(b)	697,545
807	Piraeus Port Authority	15,827
5,678	Proton Bank SA(b)	7,917
31,990	Public Power Corp. SA(b)	509,009
2,450	S&B Industrial Minerals SA	15,165
5,750	Sarantis SA	31,396
16,050	Sidenor Steel Products Manufacturing Co. SA(b)	61,492
3,630	Teletypos SA Mega Channel	15,516
1,688	Terna Energy SA(b)	8,315

Shares		Value

GREECE (continued)
1,255	Thessaloniki Port Authority SA	$21,637
13,615	Titan Cement Co. SA	292,218
26,210	TT Hellenic Postbank SA(b)	151,651
40,792	Viohalco	239,743

		6,969,321

HONG KONG — 1.0%
22,000	Allan International Holdings Ltd.	9,205
30,000	Allied Group Ltd.	100,805
1,365,693	Allied Properties HK Ltd.(b)	276,040
9,000	APT Satellite Holdings Ltd.(b)	3,499
142,000	Asia Financial Holdings Ltd.	53,381
58,000	Asia Satellite Telecommunications Holdings Ltd.	89,604
257,877	Asia Standard International Group Ltd.	44,487
31,000	ASM Pacific Technology Ltd.	283,360
36,000	Associated International Hotels Ltd.(b)	76,009
218,000	Avic International Holding HK Ltd.(b)	10,104
370,000	Beijing Capital International Airport Co. Ltd. - H Shares(b)	195,301
89,000	Beijing Development HK Ltd.(b)	17,989
62,000	Beijing Enterprises Holdings Ltd.	409,874
210,000	Beijing Enterprises Water Group Ltd.(b)	68,941
504,000	Bel Global Resources Holdings Ltd.(b)	11,160
30,000	Bonjour Holdings Ltd.	8,806
344,000	Bosideng International Holdings Ltd.	106,289
218,000	Bossini International Holdings Ltd.	16,559
272,000	Bright International Group Ltd.(b)	21,011
120,000	Brightoil Petroleum Holdings Ltd.(b)	54,844
482,000	Brilliance China Automotive Holdings Ltd.(b)	201,053
928,000	C C Land Holdings Ltd.(b)	378,727
64,000	Cafe de Coral Holdings Ltd.	153,913
510,000	Capital Estate Ltd.(b)	22,980
25,000	Central China Real Estate Ltd.	6,437
141,900	Centron Telecom International Holdings Ltd.(b)	37,998
588,000	Century City International	46,177
90,000	Century Sunshine Group Holdings Ltd.	3,418
656,560	Chaoda Modern Agriculture Holdings Ltd.	705,797
860,000	Chaoyue Group Ltd.(b)	67,538
17,000	Cheuk Nang Holdings Ltd.	5,537
84,000	Chevalier International Holdings Ltd.	90,840

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

HONG KONG (continued)
10,000	Chevalier Pacific Holdings Ltd.	$824
150,000	Chia Tai Enterprises International Ltd.(b)	4,828
327,000	China Aerospace International Holdings Ltd.	39,573
266,798	China Agri-Industries Holdings Ltd.	301,919
318,000	China BlueChemical Ltd. - H Shares	203,880
136,000	China Chengtong Development Group Ltd.(b)	7,879
64,000	China Electronics Corp. Holdings Co. Ltd.(b)	8,981
52,000	China Energine International Holdings Ltd.(b)	5,556
116,000	China Energy Development Holdings Ltd.(b)	6,048
245,000	China Everbright International Ltd.	112,604
94,000	China Everbright Ltd.	245,060
68,000	China Flavors & Fragrances Co. Ltd.(b)	15,583
174,000	China Foods Ltd.	109,765
228,000	China Gas Holdings Ltd.	115,651
90,000	China Green Holdings Ltd.	93,389
60,000	China Haidian Holdings Ltd.	6,952
100,000	China High Speed Transmission Equipment Group Co. Ltd.	228,645
1,002,000	China Infrastructure Investment Ltd.(b)	36,765
83,000	China Mengniu Dairy Co. Ltd.(b)	258,056
129,986	China Merchants Holdings International Co. Ltd.	491,997
178,000	China Mining Resources Group Ltd.(b)	4,652
600,000	China Oil and Gas Group Ltd.(b)	71,065
190,000	China Pharmaceutical Group Ltd.	106,894
220,000	China Power New Energy Development Co. Ltd.(b)	22,659
8,000	China Properties Group Ltd.	2,111
308,000	China Public Procurement Ltd.(b)(c)	26,964
4,844,000	China Renji Medical Group Ltd.(b)	28,063
186,000	China Resources Enterprise	706,405
42,800	China Resources Gas Group Ltd.	62,044
16,000	China Sonangol Resources Enterprise Ltd.(b)	3,955
245,000	China Starch Holdings Ltd.	21,764
261,200	China State Construction International Holdings Ltd.	113,997
134,000	China Taiping Insurance Holdings Co Ltd(b)	451,986

Shares		Value

HONG KONG (continued)
3,700,000	China Timber Resources Group Ltd.(b)	$48,587
214,000	China Ting Group Holdings Ltd.	35,816
628,000	China Travel International Investment Hong Kong Ltd.	155,231
20,000	China Water Affairs Group Ltd.	7,467
1,000,000	China Windpower Group Ltd.(b)	101,706
55,000	Chong Hing Bank Ltd.	124,055
86,000	Chow Sang Sang Holdings International Ltd.	169,841
214,000	Chu Kong Shipping Development	55,652
133,000	Chuang’s China Investments Ltd.(b)	8,733
188,000	Chuang’s Consortium International Ltd.	20,815
224,000	Citic 1616 Holdings Ltd.	60,272
287,000	Citic Pacific Ltd.	590,442
581,000	Citic Resources Holdings Ltd.(b)	121,174
51,000	City Telecom HK Ltd.	26,789
344,000	CK Life Sciences International Holdings, Inc.(b)	20,593
68,000	Clear Media Ltd.(b)	41,584
688,000	Coastal Greenland Ltd.(b)	38,087
125,114	Comba Telecom Systems Holdings Ltd.	128,859
288,000	Cosco International Holdings Ltd.	156,097
498,000	COSCO Pacific Ltd.	679,601
16,000	Coslight Technology International Group Ltd.	13,904
94,000	Cosmos Machinery(b)	7,987
25,000	Cosway Corp Ltd.(b)	3,186
756,000	CP Pokphand Co.	56,451
44,000	Cross-Harbour Holdings Ltd.	36,933
23,000	Dachan Food Asia Ltd.	4,708
82,000	Dah Chong Hong Holdings Ltd.	57,851
72,800	Dah Sing Banking Group Ltd.(b)	106,470
59,600	Dah Sing Financial Holdings Ltd.(b)	365,235
443,000	Dan Form Holdings Co. Ltd.(b)	43,345
192,000	Daphne International Holdings Ltd.	177,725
132,000	Dawnrays Pharmaceutical Holdings Ltd.	38,576
32,000	Dba Telecommunication Asia Holdings Ltd.(b)	3,296
510,000	Denway Motors Ltd.	260,006
98,050	Dickson Concepts International Ltd.	74,350
121,000	Digital China Holdings Ltd.	196,279
110,000	Dynasty Fine Wines Group Ltd.	45,742
146,000	Eagle Nice International Holdings Ltd.	41,540

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

HONG KONG (continued)
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)	$0
62,000	Embry Holdings Ltd.	34,243
135,000	Emperor Entertainment Hotel Ltd.	25,549
244,000	Emperor International Holdings Ltd.	58,428
280,000	Emperor Watch & Jewellery Ltd.	20,908
446,943	Enerchina Holdings Ltd.(b)	7,135
478,000	eSun Holdings Ltd.(b)	65,231
136,000	EVA Precision Industrial Holdings Ltd.	70,035
318,116	Far East Consortium International Ltd.	92,967
518,400	First Pacific Co.	370,405
54,000	Fong’s Industries Co. Ltd.	22,942
6,000	Fountain SET Holdings Ltd.(b)	842
304,000	Franshion Properties China Ltd.	88,059
592,000	Frasers Property China Ltd.(b)	15,548
188,000	Fubon Bank Hong Kong Ltd.	85,196
90,000	Fufeng Group Ltd.	62,568
18,000	Fujikon Industrial Holdings Ltd.	3,661
482,000	Galaxy Entertainment Group Ltd.(b)	320,816
163,000	GCL Poly Energy Holdings Ltd.	37,773
560,000	Geely Automobile Holdings Ltd.	209,076
785,000	Genesis Energy Holdings Ltd.(b)	47,499
498,000	Genting Hong Kong Ltd.(b)	120,533
640,000	Get Nice Holdings Ltd.	39,549
156,000	Giordano International Ltd.	80,736
163,200	Global Bio-Chem Technology Group Co. Ltd.	26,473
390,000	Global Green Tech Group Ltd.(b)(c)	14,812
193,000	Gold Peak Industries Holding Ltd.	26,338
40,000	Goldbond Group Holdings Ltd.	2,626
164,000	Golden Meditech Co. Ltd.	31,459
1,784,000	Golden Resorts Group Ltd.	78,089
238,000	Golden Resources Development International Ltd.	15,627
58,000	Goldin Properties Holdings Ltd.(b)	26,657
22,000	Goldlion Holdings Ltd.	7,732
773,600	GOME Electrical Appliances Holdings Ltd.(b)	267,909
216,738	Great Eagle Holdings Ltd.	563,644
534,000	Guangdong Investment Ltd.	267,430
174,000	Guangnan Holdings	36,066
256,191	GZI Transportation Ltd.	132,260
68,000	Hang Ten Group Holdings Ltd.	9,367
160,000	Hannstar Board International Holdings Ltd.	35,018
96,000	Hans Energy Co. Ltd.(b)	3,770

Shares		Value

HONG KONG (continued)
89,000	Harbour Centre Development Ltd.	$97,393
219,000	Henderson Investment Ltd.	18,608
514,500	Heng Tai Consumables Group Ltd.(b)	51,003
222,000	Hengdeli Holdings Ltd.	101,747
492,000	Hi Sun Technology (China)Ltd.(b)	191,923
639,035	HKC Holdings Ltd.(b)	44,426
154,800	HKR International Ltd.	65,966
186,000	Hon Kwok Land Investment Co. Ltd.	63,457
7,600	Hong Kong Aircraft Engineering Co. Ltd.	102,247
5,673	Hong Kong Energy Holdings Ltd.(b)	467
99,000	Hong Kong Ferry (Holdings) Co. Ltd.	88,581
319,500	Hongkong & Shanghai Hotels (The)	506,758
317,700	Hongkong Chinese Ltd.(b)	31,903
52,000	Hopewell Highway Infrastructure Ltd.	39,230
181,000	Hopewell Holdings Ltd.	572,070
12,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	3,862
140,000	Huabao International Holdings Ltd.	180,599
160,000	Huafeng Group Holdings Ltd.	7,827
85,631	Hung Hing Printing Group Ltd.	28,112
1,272,000	Hutchison Harbour Ring Ltd.	117,907
281,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	64,756
206,000	Hybrid Kinetic Group Ltd.(b)	7,558
47,000	I-CABLE Communications Ltd.(b)	6,172
754,000	IDT International Ltd.(b)	19,900
111,628	Industrial and Commercial Bank of China Asia Ltd.(c)	331,255
490,000	Inspur International Ltd.	48,574
23,000	Integrated Distribution Services Group Ltd.	44,416
352,500	Interchina Holdings Co.(b)	38,120
85,000	IPE Group Ltd.(b)	9,849
398,000	IT Ltd.(b)	142,957
21,000	ITC Properties Group Ltd.(b)	5,002
209,000	Jinhui Holdings Ltd.(b)	64,039
242,000	Jiuzhou Development Co. Ltd.(b)	21,497
290,000	JLF Investment Co. Ltd.(b)	20,534
592,500	Johnson Electric Holdings Ltd.(b)	278,420
510,579	K Wah International Holdings Ltd.	188,653
1,280,000	Kai Yuan Holdings Ltd.(b)	49,437
450,000	Kantone Holdings Ltd.	7,473
42,000	Keck Seng Investments	21,629

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

HONG KONG (continued)
44,000	Kee Shing Holdings Ltd.	$9,856
620,000	King Stone Energy Group Ltd.(b)	15,086
201,000	Kingboard Chemical Holdings Ltd.(d)	930,280
313,000	Kingboard Laminates Holdings Ltd.	310,683
196,000	Kingmaker Footwear Holdings Ltd.	33,813
158,666	Kingway Brewery Holdings Ltd.(b)	34,113
1,080,000	Ko Yo Ecological Agrotech Group Ltd.(b)	19,049
288,000	Kowloon Development Co. Ltd.	315,530
140,000	KPI Co. Ltd.(b)	5,317
600,000	Kunlun Energy Co. Ltd.	781,719
285,500	KWG Property Holding Ltd.	211,345
2,925,000	Lai Sun Development Co. Ltd.(b)	57,615
278,000	Lai Sun Garment International Ltd.(b)	22,190
9,000	LAM Soon Hong Kong Ltd.	7,972
116,000	Le Saunda Holdings	47,789
34,000	Lee & Man Holding Ltd.	30,816
779,200	Lee & Man Paper Manufacturing Ltd.	572,801
262,000	Lerado Group Holdings Co.	36,429
182,977	LeRoi Holdings Ltd.(b)	4,240
61,500	Lifestyle International Holdings Ltd.	127,790
135,000	Lijun International Pharmaceutical Holding Ltd.	41,365
158,000	Lippo China Resources Ltd.	4,007
70,000	Lippo Ltd.	21,989
112,000	Liu Chong Hing Investment Ltd.	133,376
122,000	Lonking Holdings Ltd.	92,668
361,000	Luen Thai Holdings Ltd.	36,716
110,000	Luk Fook Holdings International Ltd.	186,933
106,000	Luks Group Vietnam Holdings Co. Ltd.	42,304
98,000	Lung Kee (Bermuda) Holdings Ltd.	54,504
38,000	Man Yue International Holdings Ltd.	11,594
9,143,750	Media China Corp. Ltd.(b)	64,745
388,000	Melco International Development(b)	161,344
98,000	Midland Holdings Ltd.	92,228
21,000	Ming Fai International Holdings Ltd.	8,084
440,000	Mingyuan Medicare Development Co. Ltd.(b)	50,415
224,000	Minmetals Resources Ltd.(b)	87,091
80,000	Minth Group Ltd.	120,090
64,000	Miramar Hotel & Investment Co. Ltd.	64,515

Shares		Value

HONG KONG (continued)
610,000	Mongolia Energy Co. Ltd.(b)	$230,100
6,771,148	Nan Hai Corp. Ltd.(b)	52,304
145,000	Neo-China Land Group Holdings Ltd.(b)(d)	53,762
208,500	Neo-Neon Holdings Ltd.	121,329
44,000	NetDragon Websoft, Inc.	21,242
872,000	New Century Group Hong Kong Ltd.	17,401
575,400	New World China Land Ltd.	200,010
34,000	New World Department Store China Ltd.	29,765
1,510,000	Neway Group Holdings Ltd.	55,404
366,000	Newocean Energy Holdings Ltd.	58,899
494,000	Next Media Ltd.(b)	70,594
251,000	Nine Dragons Paper Holdings Ltd.	364,503
40,000	North Asia Resources Holdings Ltd.(b)	6,849
161,678	NWS Holdings Ltd.	302,229
75,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(b)	6,759
54,500	Orient Overseas International Ltd.(b)	425,896
23,000	Oriental Ginza Holdings Ltd.	4,886
92,000	Oriental Watch Holdings	26,176
24,000	Overseas Chinese Town Asia Holdings Ltd.(b)	13,688
861,570	Pacific Andes International Holdings Ltd.	145,305
580,000	Pacific Basin Shipping Ltd.	439,060
430,000	Pacific Century Premium Developments Ltd.	78,056
217,240	Paliburg Holdings Ltd.	81,666
584,000	PCCW Ltd.	179,692
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
86,000	Phoenix Satellite Television Holdings Ltd.	22,919
580,000	PME Group Ltd.(b)	45,549
208,000	Poly Hong Kong Investments Ltd.	250,912
1,200,000	Polytec Asset Holdings Ltd.	222,465
48,000	Ports Design Ltd.	123,468
560,000	Prosperity International Holdings HK Ltd.(b)	34,966
58,000	Public Financial Holdings Ltd.	33,303
436,200	Regal Hotels International Holdings Ltd.	169,594
1,750,000	REXLot Holdings Ltd.	153,202
96,000	Rising Development Holdings(b)	23,482
56,000	Road King Infrastructure Ltd.	48,520
78,000	Royale Furniture Holdings Ltd.	21,690
88,000	SA SA International Holdings Ltd.	67,069
66,000	SEA Holdings Ltd.	33,988

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

HONG KONG (continued)
161,516	Shanghai Industrial Holdings Ltd.	$736,101
3,660,000	Shanghai Zendai Property Ltd.(b)	153,138
304,000	Shangri-La Asia Ltd.	616,023
156,000	Shenzhen High-Tech Holdings Ltd.(b)	9,238
1,177,500	Shenzhen International Holdings Ltd.	74,281
836,000	Shenzhen Investment Ltd.	284,138
265,129	Shimao Property Holdings Ltd.	508,583
1,158,000	Shougang Concord International Enterprises Co. Ltd.	195,298
4,000	Shougang Concord Technology Holdings(b)	237
136,000	Shui On Construction & Materials Ltd.	169,136
474,000	Shun Tak Holdings Ltd.	269,114
328,000	Silver Grant International Ltd.	95,856
134,000	Sim Technology Group Ltd.	29,500
186,000	Sing Tao News Corp. Ltd.	47,892
646,000	Singamas Container Holdings Ltd.(b)	136,394
720,000	Sino Union Energy Investment Ltd.(b)	63,032
100,800	Sino-Forest Corp.(b)	1,552,127
2,330,000	Sino-I Technology Ltd.(b)	12,599
378,250	Sinolink Worldwide Holdings Ltd.	58,436
118,000	Sinopec Kantons Holdings Ltd.	56,360
901,000	Sinotrans Shipping Ltd.	390,907
255,000	SJM Holdings Ltd(b)	224,879
158,000	Skyfame Realty Holdings Ltd.(b)(c)(d)	0
440,589	Skyworth Digital Holdings Ltd.	318,211
52,000	SmarTone Telecommunications Holding Ltd.	53,891
696,000	South China China Ltd.	51,074
65,500	Stella International Holdings Ltd.	125,645
204,000	Success Universe Group Ltd.(b)	7,616
16,000	Sun Hing Vision Group Holdings Ltd.	6,798
222,000	Sun Hung Kai & Co. Ltd.	144,046
310,000	Sun Innovation Holdings Ltd.(b)	11,175
1,207,000	Superb Summit International Timber Co. Ltd.(b)	41,956
547,500	Sustainable Forest Holdings Ltd.(b)	31,719
128,000	Symphony Holdings Ltd. Hong Kong	6,427
245,000	TAI Cheung Holdings Ltd.	162,124
118,021	Tai Fook Securities Group Ltd.	82,656
58,000	Tak Sing Alliance Holdings Ltd.	7,840
21,000	Tan Chong International Ltd.	5,353
252,000	TCC International Holdings Ltd.(b)	88,245

Shares		Value

HONG KONG (continued)
65,000	TCL Communication Technology Holdings Ltd.	$35,230
283,000	Techtronic Industries Co.	233,541
49,000	Television Broadcasts Ltd.	227,100
108,000	Texhong Textile Group Ltd.	66,462
132,000	Texwinca Holdings Ltd.	135,101
98,800	Tian An China Investment Co. Ltd.	64,489
106,000	Tianjin Development Holdings Ltd.	69,188
2,380,000	Titan Petrochemicals Group Ltd.(b)	211,419
112,000	Tom Group Ltd.(b)	9,517
165,000	Tomorrow International Holdings Ltd.(b)	8,072
170,252	Tomson Group Ltd.	66,194
1,740,000	Tongda Group Holdings Ltd.	68,323
118,000	Top Form International Ltd.	7,444
83,000	Towngas China Co. Ltd.	32,698
12,000	TPV Technology Ltd.	7,585
42,800	Transport International Holdings Ltd.	133,345
38,000	Truly International Holdings Ltd.	51,564
58,000	TSC Offshore Group Ltd.(b)	10,006
194,000	Tysan Holdings Ltd.	29,721
102,000	United Laboratories Ltd. (The)	157,842
524,000	United Power Investment Ltd.(b)	16,865
182,000	USI Holdings Ltd.	54,360
36,000	Value Convergence Holdings Ltd.(b)	13,070
134,000	Value Partners Group Ltd.	80,046
36,000	Vantage International Holdings Ltd.(b)	4,449
348,000	Vedan International Holdings Ltd.	37,186
476,000	Victory City International Holdings Ltd.	99,888
136,000	Vitasoy International Holdings Ltd.	106,279
170,000	VODone Ltd.(b)	53,402
102,000	VST Holdings Ltd.	32,566
26,000	VTech Holdings Ltd.	276,485
312,000	Wah Nam International Holdings Ltd.(b)	55,431
58,000	Wai Kee Holdings Ltd.	13,739
2,302,557	Wai Yuen Tong Medicine Holdings Ltd.(b)	14,525
90,000	Wasion Group Holdings Ltd.	72,417
52,000	Win Hanverky Holdings Ltd.	7,029
29,000	Wing Hang Bank Ltd.	313,054
35,000	Wing On Co. International Ltd.	61,281
254,000	Winteam Pharmaceutical Group Ltd.	35,970
148,000	Xinyi Glass Holdings Co. Ltd.	66,879
110,000	Yip’s Chemical Holdings Ltd.	111,310

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

HONG KONG (continued)
1,050,000	Yuexiu Property Co. Ltd.	$254,136

		38,046,841

HUNGARY — 0.1%
1,508	Danubius Hotel & Spa Plc(b)	27,547
2,195	Egis Plc	212,069
344	EMASZ Rt	34,743
28,924	FHB Mortgage Bank Plc(b)	156,650
13,033	Fotex Holding SE Co. Ltd.(b)	22,910
37,340	Magyar Telekom Telecommunications Plc	115,683
5,470	Richter Gedeon Nyrt	1,117,218

		1,686,820

INDIA — 0.8%
19	3M India Ltd.(b)	1,433
2,000	ABB Ltd. India	35,039
7,510	ABG Shipyard Ltd.	38,428
25,816	ACC Ltd.	460,271
13,455	Adhunik Metaliks Ltd.(b)	32,880
23,661	Aditya Birla Nuvo Ltd.	392,098
6,786	AIA Engineering Ltd.	52,498
2,788	AKZO Nobel India Ltd.	52,137
57,431	Allahabad Bank	237,372
154,877	Alok Industries Ltd.(b)	68,085
1,438	Alstom Projects India Ltd.	21,781
290,951	Ambuja Cements Ltd.	735,136
64,829	Amtek Auto Ltd.	259,847
65,924	Andhra Bank	203,859
14,931	Ansal Properties & Infrastructure Ltd.(b)	25,982
10,228	Apollo Hospitals Enterprise Ltd.	172,028
43,566	Apollo Tyres Ltd.	60,178
10,165	Areva T&D India Ltd.	63,316
61,072	Arvind Ltd.(b)	45,667
143,696	Ashok Leyland Ltd.	219,546
2,238	Asian Paints Ltd.	125,102
11,229	Aurobindo Pharma Ltd.	234,743
7,450	Bajaj Auto Finance Ltd.	90,907
1,746	Bajaj Auto Ltd.	101,137
27,426	Bajaj Hindusthan Ltd.	68,203
21,621	Bajaj Holdings and Investment Ltd.	338,258
97,217	Ballarpur Industries Ltd.	68,820
2,239	Balmer Lawrie & Co. Ltd.	31,217
33,302	Balrampur Chini Mills Ltd.	59,995
83,282	Bank of Maharashtra	116,654
4,339	BASF India Ltd.	44,133
4,328	BEML Ltd.	95,010
5,553	BGR Energy Systems Ltd.(b)	87,331
3,974	Bharat Electronics Ltd.	155,342
32,980	Bharat Forge Ltd.	232,257
3,384	Bharat Petroleum Corp. Ltd.	46,671
5,155	Bhushan Steel Ltd.	172,518
25,428	Binani Cement Ltd.	44,796
14,324	Biocon Ltd.	95,534

Shares		Value

INDIA (continued)
11,513	Birla Corp. Ltd.	$90,804
4,247	Blue Star Ltd.	40,269
3,587	Bombay Dyeing & Manufacturing Co. Ltd.	40,233
23,795	Bombay Rayon Fashions Ltd.(b)	134,345
1,485	Bosch Ltd.	181,381
7,389	Brigade Enterprises Ltd.	21,265
1,308	Britannia Industries Ltd.	55,471
459	Cadila Healthcare Ltd.	6,311
52,503	Canara Bank	540,247
2,650	Carborundum Universal Ltd.	12,055
34,839	Central Bank of India	125,565
29,868	Century Plyboards India Ltd.(b)	38,007
9,156	Century Textile & Industries Ltd.	88,334
10,945	CESC Ltd.	93,011
38,402	Chambal Fertilizers & Chemicals Ltd.	54,907
8,488	Chennai Petroleum Corp Ltd.	47,365
12,352	Cholamandalam Investment and Finance Co. Ltd.	39,661
335	Clariant Chemicals India Ltd.	4,694
415	CMC Ltd.	15,518
4,626	Colgate Palmolive India Ltd.	84,042
12,000	Consolidated Construction Consortium Ltd.	21,592
8,603	Container Corp. of India	254,781
5,968	Coromandel International Ltd.	70,348
10,354	Corp Bank	127,604
19,689	Crompton Greaves Ltd.	116,870
9,629	Cummins India Ltd.	132,447
34,427	Dabur India Ltd.	146,410
16,723	Deccan Chronicle Holdings Ltd.	47,911
12,425	Deepak Fertilizers & Petrochemicals Corp. Ltd.	39,480
15,797	Dewan Housing Finance Corp Ltd.	95,623
43,860	Dish TV India Ltd.(b)	41,870
5,675	Divi’s Laboratories Ltd.	91,500
1,771	Dredging Corp of India Ltd.	22,026
7,507	Edelweiss Capital Ltd.	79,268
4,564	Eicher Motors Ltd.	96,861
11,129	EID Parry India Ltd.	92,464
9,200	EIH Ltd.	25,555
21,675	Electrosteel Castings Ltd.	22,817
15,256	Era Infra Engineering Ltd.	69,499
16,339	Escorts Ltd.	69,099
1,094	Ess Dee Aluminium Ltd.	12,142
27,090	Essar Oil Ltd.(b)	75,394
37,802	Essel Propack Ltd.	37,961
14,806	Everest Kanto Cylinder Ltd.	37,378
36,761	Exide Industries Ltd.	115,064
4,776	FDC Ltd. India	8,769
52,494	Federal Bank Ltd.	391,400
1,023	Federal-Mogul Goetze India Ltd.	3,130

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

INDIA (continued)
5,430	Financial Technologies India Ltd.	$142,990
6,489	Finolex Industries Ltd.(b)	11,949
22,790	Fortis Healthcare Ltd.(b)	76,368
3,255	Fresenius Kabi Oncology Ltd.	11,153
37,040	Gammon India Ltd.	173,207
17,326	Gammon Infrastructure Projects Ltd.(b)	9,334
23,347	Gateway Distriparks Ltd.	55,141
25,011	Geodesic Ltd.	47,187
51,219	Geojit BNP Paribas Financial Services Ltd.	34,161
791	Gillette India Ltd.	30,852
17,337	Gitanjali Gems Ltd.	61,495
2,784	GlaxoSmithKline Consumer Healthcare Ltd.	105,598
4,617	GlaxoSmithKline Pharmaceuticals Ltd.	200,679
14,696	Glenmark Pharmaceuticals Ltd.	85,443
16,473	Godrej Consumer Products Ltd.	121,830
23,771	Godrej Industries Ltd.	98,275
3,081	Gokul Refoils & Solvent Ltd.	7,091
10,296	Graphite India Ltd.	21,156
26,421	Great Eastern Shipping Co. Ltd. (The)(b)	163,462
9,793	Great Offshore Ltd.	85,711
3,445	Greaves Cotton Ltd.	25,103
2,596	Grindwell Norton Ltd.	11,762
3,202	Gruh Finance Ltd.	23,105
50,890	GTL Infrastructure Ltd.(b)	50,885
6,751	GTL Ltd.	62,375
15,133	Gujarat Alkalies & Chemicals	41,253
8,892	Gujarat Flourochemicals Ltd.	38,323
2,605	Gujarat Gas Co. Ltd.	17,234
8,119	Gujarat Industries Power Co. Ltd.	19,840
16,814	Gujarat Mineral Development Corp. Ltd.	43,933
26,956	Gujarat Narmada Valley Fertilizers Co. Ltd.	66,453
6,298	Gujarat State Fertilisers & Chemicals	38,693
27,806	Gujarat State Petronet Ltd.	63,575
16,745	Gulf Oil Corp Ltd.	34,208
109,830	GVK Power & Infrastructure Ltd.(b)	103,428
2,793	HBL Power Systems Ltd.	1,935
20,140	HCL Infosystems Ltd.	44,572
2,755	Heg Ltd.	18,199
4,529	Heidelbergcement India Ltd.	4,509
24,255	Hexaware Technologies Ltd.	42,755
453	Himadri Chemicals & Industries	5,174
36,441	Hindustan Construction Co.	105,306
4,729	Hindustan Petroleum Corp. Ltd.	44,330
628	Honeywell Automation India Ltd.	37,892
32,078	Hotel Leela Venture Ltd.	33,526

Shares		Value

INDIA (continued)
11,000	HT Media Ltd.	$37,014
3,456	HTMT Global Solutions Ltd.	34,258
18,666	IBN18 Broadcast Ltd.(b)	36,403
94,790	IDBI Bank Ltd.	242,669
117,809	Idea Cellular Ltd.(b)	179,106
66,875	IFCI Ltd.	90,646
63,064	India Cements Ltd.	144,733
34,265	India Infoline Ltd.	67,341
126,147	Indiabulls Financial Services Ltd.	427,059
73,027	Indiabulls Real Estate Ltd.(b)	257,298
49,720	Indian Bank	240,805
88,392	Indian Hotels Co. Ltd.	188,670
67,304	Indian Overseas Bank	165,994
4,058	Indraprastha Gas Ltd.	26,295
45,438	Indusind Bank Ltd.	200,336
867	Info Edge India Ltd.	16,964
17,984	Infotech Enterprises Ltd.	64,352
173,718	Infrastructure Development Finance Co. Ltd.	696,295
29,308	ING Vysya Bank Ltd.	220,418
21,385	IRB Infrastructure Developers Ltd.	133,481
4,096	IVRCL Assets & Holdings Ltd.	10,866
72,522	IVRCL Infrastructures & Projects Ltd.	269,818
17,545	Jagran Prakashan Ltd.	45,748
6,886	Jain Irrigation Systems Ltd.	183,839
32,008	Jaiprakash Power Ventures Ltd.	48,283
3,818	Jammu & Kashmir Bank Ltd.	63,517
13,920	JBF Industries Ltd.	40,991
9,049	Jet Airways India Ltd.(b)	132,474
3,113	Jindal Poly Films Ltd.	27,249
42,445	Jindal Saw Ltd.	178,222
1,113	Jindal South West Holdings Ltd.(b)	42,082
18,598	JK Lakshmi Cement Ltd.	24,668
53,074	JM Financial Ltd.	37,800
6,909	JSL Stainless Ltd.	15,484
19,737	Jubilant Organosys Ltd.	151,882
6,393	Jyoti Structures Ltd.	21,422
834	Kalpataru Power Transmission Ltd.	17,974
20,887	Karnataka Bank Ltd.	75,212
3,929	KEC International Ltd.	42,757
11,439	Kesoram Industries Ltd.	72,102
12,238	KPIT Cummins Infosystems Ltd.	37,725
35,171	KS Oils Ltd.	39,715
815	KSB Pumps Ltd.	9,976
13,640	KSK Energy Ventures Ltd.(b)	46,735
915	Lakshmi Machine Works Ltd.	39,475
83,820	Lanco Infratech Ltd.(b)	120,117
21,865	LIC Housing Finance	536,200
3,138	Lupin Ltd.	127,261
7,411	Madhucon Projects Ltd.	24,498
17,000	Madras Cements Ltd.	37,550

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

INDIA (continued)
25,733	Mahanagar Telephone Nigam	$37,292
10,157	Maharashtra Seamless Ltd.	87,573
8,428	Mahindra & Mahindra Financial Services	103,341
5,288	Manaksia Ltd.	11,851
58,496	Mangalore Refinery & Petrochemicals Ltd.	96,180
25,011	Marico Ltd.	66,779
7,276	Mastek Ltd.	40,923
31,053	MAX India Ltd.(b)	103,320
46,895	Mercator Lines Ltd.	46,839
1,025	Merck Ltd.	15,881
1,694	MindTree Ltd.	19,457
11,511	Monnet Ispat & Energy Ltd.	110,385
22,430	Motherson Sumi Systems Ltd.	80,865
9,758	Mphasis Ltd.	124,285
334	MRF Ltd.	52,686
48,344	Nagarjuna Construction Co.	178,874
82,330	Nagarjuna Fertilizers & Chemicals(b)	54,112
40,002	NIIT Ltd.	57,540
16,197	NIIT Technologies Ltd.	62,826
11,104	Nirma Ltd.	48,048
38,070	OMAXE Ltd.(b)	96,395
16,334	Opto Circuits India Ltd.	96,093
4,497	Oracle Financial Sevices Software Ltd.(b)	203,991
20,009	Orchid Chemicals & Pharmaceuticals Ltd.	80,696
8,317	Orient Paper & Industries Ltd.	9,624
22,955	Oriental Bank of Commerce	197,916
8,300	Panacea Biotec Ltd.(b)	33,107
22,807	Parsvnath Developers Ltd.(b)	64,334
4,380	Patel Engineering Ltd.	39,741
33,586	Patni Computer Systems Ltd.	338,212
30,040	Peninsula Land Ltd.	44,440
104,278	Petronet LNG Ltd.	203,028
644	Pfizer Ltd.	16,237
17,000	Pidilite Industries Ltd.	49,804
11,773	Piramal Healthcare Ltd.	122,398
1,275	Plethico Pharmaceuticals Ltd.	10,562
13,994	Polaris Software Lab Ltd.	52,773
19,611	Prism Cement Ltd.	21,320
1,564	Procter & Gamble Hygiene & Health Care Ltd.	71,619
59,459	PTC India Ltd.	140,111
30,493	Punj Lloyd Ltd.	83,255
24,971	Rajesh Exports Ltd.	47,488
1,592	Rallis India Ltd.	44,461
19,421	Ranbaxy Laboratories Ltd.(b)	188,288
16,640	Raymond Ltd.(b)	82,330
8,839	Redington India Ltd.	74,666
29,434	Reliance Capital Ltd.	497,280
8,378	Reliance Mediaworks Ltd.(b)	38,112
71,622	Reliance Natural Resources Ltd. - L Shares(b)	64,052

Shares		Value

INDIA (continued)
35,475	Rolta India Ltd.	$129,500
41,357	Ruchi Soya Industries Ltd.	90,637
40,441	S Kumars Nationwide Ltd.(b)	72,638
92	Sadbhav Engineering Ltd.	2,676
21,822	Satyam Computer Services Ltd.(b)	40,653
90,122	Shipping Corp. of India Ltd.	313,548
4,731	Shiv-Vani Oil & Gas Exploration Services Ltd.	44,042
1,105	Shree Cement Ltd.	42,628
36,392	Shree Renuka Sugars Ltd.	49,681
13,423	Shriram Transport Finance Co. Ltd.	189,464
8,559	Siemens India Ltd.	129,201
3,876	SKF India Ltd.	45,521
15,419	Sobha Developers Ltd.	111,011
42,624	South Indian Bank Ltd.	176,770
24,300	SREI Infrastructure Finance Ltd.	42,939
9,842	SRF Ltd.	50,711
2,105	State Bank of Bikaner & Jaip	21,581
22,348	Sterlite Technologies Ltd.	49,338
9,652	Strides Arcolab Ltd.	88,221
8,719	Sun TV Network Ltd.	85,490
532	Sundaram Finance Ltd.	5,973
1,281	Supreme Industries Ltd.	16,615
30,834	Syndicate Bank	69,435
983	Tamilnadu Newsprint & Papers Ltd.	2,652
39,539	Tata Chemicals Ltd.	287,564
1,481	Tata Communications Ltd.	8,657
3,258	Tata Investment Corp. Ltd.	33,960
153,741	Tata Tea Ltd.	384,477
6,496	Tech Mahindra Ltd.(b)	97,989
5,066	Thermax Ltd.	83,187
13,238	Time Technoplast Ltd.	15,419
3,874	Timken India Ltd.(b)	11,208
1,865	Titan Industries Ltd.	112,652
1,594	Torrent Pharmaceuticals Ltd.	19,676
18,322	Torrent Power Ltd.	136,216
1,986	Trent Ltd.	39,159
29,890	Triveni Engineering & Industries Ltd.	66,827
14,557	Tube Investments of India	37,957
9,117	Tulip Telecom Ltd.	36,552
23,011	UCO Bank	45,967
5,440	Unichem Laboratories Ltd.	50,567
31,625	Union Bank of India	217,739
37,518	Unitech Ltd.	65,609
2,018	United Breweries Holdings Ltd.(b)	11,437
38,099	United Phosphorus Ltd.	150,655
13,483	United Spirits Ltd.	402,558
8,335	Unity Infraprojects Ltd.	19,515
30,642	Usha Martin Ltd.	54,476
6,257	UTV Software Communications Ltd.	62,705

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

INDIA (continued)
5,603	Vardhman Textiles Ltd.	$35,860
47,703	Videocon Industries Ltd.	217,673
30,158	Vijaya Bank	47,019
12,397	Voltas Ltd.	56,756
1,793	WABCO-TVS India Ltd.	35,197
8,574	Walchandnagar Industries	38,911
7,964	Welspun India Ltd.	13,249
7,828	Welspun-Gujarat Stahl Ltd.	41,759
15,809	Wockhardt Ltd.(b)	46,945
283	Wyeth Ltd.	5,123
25,054	Yes Bank Ltd.(b)	159,324
56,905	Zee Entertainment Enterprises Ltd.	364,202
11,306	Zensar Technologies Ltd.	43,830
3,891	Zuari Industries Ltd.	58,443
3,000	Zylog Systems Ltd.	33,795

		27,891,315

INDONESIA — 0.2%
525,500	AKR Corporindo Tbk PT	69,883
1,470,000	Aneka Tambang Tbk PT	344,974
19,500	Astra Agro Lestari Tbk PT	42,493
7,705,000	Bakrie Telecom Tbk PT(b)	132,600
11,352,000	Bakrieland Development Tbk PT(b)	168,723
319,500	Bank Bukopin Tbk PT	23,565
444,039	Bank Danamon Indonesia Tbk PT	265,476
597,500	Bank Negara Indonesia Persero Tbk PT	201,982
3,630,250	Bank Pan Indonesia Tbk PT(b)	413,796
556,500	Barito Pacific Tbk PT(b)	65,921
1,428,332	Berlian Laju Tanker Tbk PT	38,308
3,000,000	Bumi Resources Tbk PT	576,633
4,958,000	Central Proteinaprima Tbk PT(b)(c)	29,365
283,500	Charoen Pokphand Indonesia Tbk PT(b)	164,743
2,047,000	Ciputra Development Tbk PT(b)	86,926
333,000	Citra Marga Nusaphala Persada Tbk PT(b)	38,701
204,000	Darma Henwa Tbk PT(b)	1,459
947,000	Gajah Tunggal Tbk PT(b)	130,168
646,500	Gozco Plantations Tbk PT	24,203
1,339,000	Holcim Indonesia Tbk PT(b)	355,381
423,000	Indah Kiat Pulp and Paper Corp. Tbk PT(b)	83,196
470,000	Indika Energy Tbk PT	173,325
28,500	Indo Tambangraya Megah PT	119,433
1,221,000	Indofood Sukses Makmur Tbk PT	631,069
89,000	Indosat Tbk PT	48,237
365,000	Jasa Marga Tbk PT	109,110
2,159,500	Kalbe Farma Tbk PT	591,247
8,307,500	Kawasan Industri Jababeka Tbk PT(b)	87,267

Shares		Value

INDONESIA (continued)
4,187,000	Lippo Karawaci Tbk PT(b)	$226,931
1,284,300	Matahari Putra Prima Tbk PT	129,169
4,500	Mayora Indah Tbk PT	4,149
779,500	Medco Energi Internasional Tbk PT	261,329
1,688,500	Mitra International Resources Tbk PT(b)	58,494
2,072,500	Panin Life Tbk PT(b)	38,909
168,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	166,151
1,254,500	Ramayana Lestari Sentosa Tbk PT	109,349
105,500	Sampoerna Agro Tbk PT	28,590
5,073,500	Sentul City Tbk PT(b)	67,469
121,500	Sinar Mas Agro Resources & Technology Tbk PT	44,806
896,000	Summarecon Agung Tbk PT	93,120
484,500	Timah Tbk PT	134,004
486,000	Tunas Ridean Tbk PT	34,759

		6,415,413

IRELAND — 0.2%
122,408	AER Lingus(b)	148,510
255,462	Beazley Plc	481,028
139,902	C&C Group Plc(b)	593,249
75,181	Charter International Plc	851,742
14,671	DCC Plc(b)	360,385
58,184	Elan Corp. Plc(b)	272,961
16,687	FBD Holdings Plc	147,871
52,546	Glanbia Plc	222,408
450	Global Indemnity Plc(b)	6,849
61,214	Grafton Group Plc	230,539
138,125	Greencore Group Plc(b)	239,937
24,988	IFG Group Plc	37,448
2,336	Independent News & Media Plc(b)(e)	2,177
12,981	Independent News & Media Plc(b)(e)	12,095
6,355	Irish Continental Group Plc	125,051
85,664	Irish Life & Permanent Group Holdings Plc(b)	195,358
69,382	James Hardie Industries SE(b)	408,632
230,508	Kenmare Resources Plc(b)	45,058
30,394	Kerry Group Plc - Class A	966,435
6,121	Kingspan Group Plc(b)(e)	42,866
77,709	Kingspan Group Plc(b)(e)	544,815
10,515	Paddy Power Plc	382,030
79,143	Smurfit Kappa Group Plc(b)	816,110
260	United Business Media Ltd.	2,246
145,850	United Drug Plc(b)	462,428

		7,598,228

ISRAEL — 2.3%
6,797	Alon Holdings Blue Square Ltd.	74,593
186	AL-ROV Israel Ltd.(b)	4,851
1,937	Bank Hapoalim BM(b)	7,894
2,789	Biocell Ltd.(b)	35,270

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

ISRAEL (continued)
9,360	Cellcom Israel Ltd.	$260,031
2,298,000	Check Point Software Technologies(b)	78,177,960
5,320	Clal Biotechnology Industries Ltd.(b)	26,312
26,704	Clal Industries & Investments	164,387
6,211	Clal Insurance Enterprise Holdings(b)	122,827
4,508	Compugen Ltd.(b)	19,234
13,567	Delek Automotive Systems Ltd.	152,526
4,843	Direct Insurance Financial Investments Ltd.(b)	8,237
2,108	DS Apex Holdings Ltd.	13,256
5,110	Elbit Systems Ltd.	283,787
686	Electra (Israel) Ltd.(b)	66,803
1	Electra Real Estate Ltd.(b)	5
67	Elron Electronic Industries Ltd.(b)	393
1,884	EZchip Semiconductor Ltd.(b)	40,787
23,426	First International Bank of Israel Ltd. - Class 1(b)	76,455
11,024	First International Bank of Israel Ltd. - Class 5(b)	180,187
775	Formula Systems 1985 Ltd.	9,926
14,655	Frutarom Industries Ltd.	119,106
789	Fundtech Ltd.(b)	9,580
1,200	Gilat Satellite Networks Ltd.(b)	6,349
895	Given Imaging Ltd.(b)	14,885
4,046	Golf & Co. Ltd.	24,059
7,784	Granite Hacarmel Investments Ltd.	16,439
895	Hadera Paper Ltd.(b)	62,885
2,509	Harel Insurance Investments & Finances Ltd.(b)	116,704
9,063	Hot Telecommunication System(b)	82,941
247,563	Israel Discount Bank Ltd. - Class A(b)	454,563
5,109	Israel Petrochemical Enterprises Ltd.(b)	13,284
1,752	Ituran Location & Control Ltd.	24,708
4,249	Kamada Ltd.(b)	22,628
937	Maabarot Products Ltd.	14,201
1	Makhteshim-Agan Industries Ltd.	3
8,120	Matrix IT Ltd.	42,833
3,981	Mellanox Technologies Ltd.(b)	67,076
10,619	Menorah Mivtachim Holdings Ltd.(b)	120,764
76,254	Migdal Insurance & Financial Holding Ltd.	131,111
1,673	Mivtach Shamir Holdings Ltd.(b)(c)	50,118
58,361	Mizrahi Tefahot Bank Ltd.(b)	484,696
5,382	Naphtha Israel Petroleum Corp. Ltd.(b)	20,664
594	Neto ME Holdings Ltd.(b)	22,743

Shares		Value

ISRAEL (continued)
2,949	Netvision Ltd.	$30,063
19,865	Nice Systems Ltd.(b)	574,537
389,190	Oil Refineries Ltd.	184,849
15,238	Ormat Industries Ltd.	117,254
6,842	Osem Investments Ltd.	105,278
16,605	Partner Communications Co.	275,990
886	Paz Oil Co. Ltd.	125,515
379	Phoenix Holdings Ltd. (The)(b)	931
715	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	16,735
6,279	Retalix Ltd.(b)	80,638
6,910	Scailex Corp. Ltd.	103,776
51,102	Shikun & Binui Ltd.	101,234
15,161	Shufersal Ltd.	90,189
4,675	Strauss Group Ltd.	68,250
2,611	Suny Electronics Inc., Ltd.(b)	23,140
24,948	Tower Semiconductor Ltd.(b)	36,673
5,940	Union Bank of Israel(b)	25,533

		83,608,646

ITALY — 0.6%
4,609	A2A SpA	6,913
3,882	AcegasAps SpA	20,944
9,241	Actelios SpA(b)	33,839
33,879	Alerion Cleanpower SpA	26,225
16,154	Ansaldo STS SpA	211,143
5,010	Ascopiave SpA	10,054
18,427	Autogrill SpA(b)	228,125
267,071	Banca Carige SpA	600,707
42,664	Banca Finnat Euramerica SpA	29,161
7,705	Banca Generali SpA	85,698
1,427	Banca IFIS SpA	9,503
15,051	Banca Intermobiliare SpA(b)	81,642
59,328	Banca Popolare Dell’emilia Romagna Scrl	732,545
29,382	Banca Popolare dell’Etruria e del Lazio(b)	125,589
66,529	Banca Popolare di Milano	352,425
66,767	Banca Popolare di Sondrio Scarl	600,352
16,470	Banco di Desio e della Brianza SpA	81,023
22,539	Banco Popolare Scarl(b)	143,775
6,842	Benetton Group SpA	47,969
15,852	Beni Stabili SpA(b)	13,014
597	Biesse SpA(b)	4,123
868	Bonifica Ferraresi e Imprese Agricole SpA	32,271
45,373	Brioschi Sviluppo Immobiliare(b)	10,584
7,942	Bulgari SpA	62,305
27,748	Buongiorno SpA(b)	35,075
14,241	Caltagirone Editore SpA	34,518
6,206	Carraro SpA(b)	18,823
198,447	CIR-Compagnie Industriali Riunite SpA(b)	374,980

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

ITALY (continued)
19,315	Credito Artigiano SpA	$36,346
3,376	Credito Bergamasco SpA	97,492
34,333	Credito Emiliano SpA(b)	219,232
4,901	Danieli & Co. SpA	94,779
75,184	Davide Campari-Milano SpA	396,069
7,515	Dea Capital SpA(b)	11,634
17,160	De’Longhi SpA	83,634
3,509	DiaSorin SpA	129,775
1,000	Digital Multimedia Technologies SpA(b)	16,915
6,211	Elica SpA(b)	13,217
26,203	ERG Renew SpA(b)	27,334
26,523	ERG SpA	345,635
5,362	Esprinet SpA	50,624
11,128	Eurotech SpA(b)	29,293
197	Fastweb(b)	3,019
1,011	Fiera Milano SpA(b)	5,415
244,748	Finmeccanica SpA	2,688,697
335,370	Gemina SpA(b)	216,334
1,561	GranitiFiandre SpA	6,001
9,148	Gruppo Coin SpA(b)	70,156
113,806	IMMSI SpA(b)	118,645
14,341	Indesit Co. SpA(b)	170,159
3,035	Industria Macchine Automatiche SpA	54,580
13,158	Intek SpA(b)	7,973
16,467	Interpump Group SpA(b)	89,055
45,954	Iride SpA	73,359
21	Italcementi SpA	172
2,155	Italmobiliare SpA(b)	71,331
115,548	KME Group(b)	42,162
7,548	Landi Renzo SpA	34,328
292,300	Maire Tecnimont SpA	1,090,359
1,422	Marcolin SpA(b)	5,291
1,779	Mariella Burani SpA(b)(c)(d)	5,848
5,000	MARR SpA	43,069
133,699	Mediaset SpA	859,390
45,571	Mediobanca SpA(b)	409,763
45,928	Mediolanum SpA	202,596
5,000	Panariagroup Industrie Ceramiche SpA(b)	11,383
635,716	Parmalat SpA	1,539,232
46,095	Piaggio & C SpA	131,551
7,644	Piccolo Credito Valtellinese Scarl	38,202
115,291	Pirelli & C SpA(b)	806,047
81,190	Premafin Finanziaria SpA(b)	93,107
38,115	Prysmian SpA	644,712
21,864	Recordati SpA	164,115
156,680	Reno de Medici SpA(b)	40,631
938	Sabaf SpA	20,902
911	SAES Getters SpA(b)	6,713
1,278	Saras SpA	2,468
3,620	SAVE SpA	33,446
204,283	Seat Pagine Gialle SpA(b)	36,631
16,644	Snai SpA(b)	65,394

Shares		Value

ITALY (continued)
18,007	Societa Cattolica di Assicurazioni Scrl	$480,112
3,440	Societa Iniziative Autostradali e Servizi SpA	32,882
41,186	Societa Partecipazioni Finanziarie SpA	3,494
3,079	Socotherm SpA(b)(c)(d)	5,718
12,888	SOL SpA(b)	81,288
94,945	Sorin SpA(b)	184,354
151,858	Terna Rete Elettrica Nazionale SpA	631,282
21,814	Tiscali SpA(b)	3,155
2,530	Tod’s SpA	192,708
7,479	Trevi Finanziaria SpA	120,074
7,237	Uni Land SpA(b)	5,960
473,708	Unione di Banche Italiane SCPA	5,083,578
7,773	Vianini Lavori SpA	43,354
5,217	Vittoria Assicurazioni SpA	25,087
1,070	Zignago Vetro SpA	6,076

		22,366,662

JAPAN — 4.8%
211,000	77 Bank Ltd. (The)	1,121,002
9,100	A&D Co. Ltd.	44,976
4,100	ABC-Mart, Inc.	133,353
126	Accordia Golf Co. Ltd.	117,694
64,000	Achilles Corp.	91,116
24,500	ADEKA Corp.	239,910
14,600	Aderans Holdings Co. Ltd.(b)	178,962
7,400	Advan Co. Ltd.	50,964
216	Advance Residence Investment Corp. REIT(b)	309,268
1,848	Aeon Fantasy Co. Ltd.	19,529
800	Agrex, Inc.	7,112
9,100	Ahresty Corp.	79,735
10,700	Ai Holdings Corp.	35,297
11,200	Aica Kogyo Co. Ltd.	128,081
2,700	Aichi Bank Ltd. (The)	171,260
12,700	Aichi Corp.	48,510
79,000	Aichi Steel Corp.	336,501
21,200	Aida Engineering Ltd.	83,676
6,100	Aigan Co. Ltd.	32,126
1,500	Ain Pharmaciez, Inc.	60,767
4,200	Aiphone Co. Ltd.	70,198
22,000	Air Water, Inc.	239,366
11,400	Airport Facilities Co. Ltd.	41,433
4,700	Airtech Japan Ltd.	24,154
19,600	Aisan Industry Co. Ltd.	153,814
98,000	Akita Bank Ltd. (The)	327,820
13,300	Alfresa Holdings Corp.	612,697
79,500	Allied Telesis Holdings KK	110,423
3,800	Aloka Co. Ltd.	26,742
9,700	Alpen Co. Ltd.	153,929
1,500	Alpha Corp.	13,855
3,700	Alpha Systems, Inc.	75,717

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
17,400	Alpine Electronics, Inc.(b)	$208,852
83,300	Alps Electric Co. Ltd.(b)	753,986
1,800	Alps Logistics Co. Ltd.	18,439
5,700	Altech Co. Ltd.	20,848
34,900	Amano Corp.	286,407
5	Amiyaki Tei Co. Ltd.	13,722
3,000	Amuse, Inc.	31,773
39,000	Ando Corp.	47,850
15,000	Anest Iwata Corp.	50,177
14,500	AOC Holdings, Inc.	68,812
900	AOI Electronic Co. Ltd.	12,709
10,500	AOKI Holdings, Inc.	157,266
51,000	Aomori Bank Ltd. (The)	123,966
39,700	Aoyama Trading Co. Ltd.	627,241
300,000	Aozora Bank Ltd.	399,329
7,800	Arakawa Chemical Industries Ltd.	85,317
20,000	Araya Industrial Co. Ltd.	28,474
6,900	Arc Land Sakamoto Co. Ltd.	89,609
14,400	Arcs Co. Ltd.	193,511
3,600	Argo Graphics, Inc.	40,002
1,600	Ariake Japan Co. Ltd.	24,520
14,200	Arisawa Manufacturing Co. Ltd.	108,478
6,200	Arnest One Corp.	69,754
4,400	Art Corp.	69,671
4,390	As One Corp.	81,555
3,300	Asahi Co. Ltd.	49,083
20,000	Asahi Diamond Industrial Co. Ltd.	319,694
4,350	Asahi Holdings, Inc.	90,177
11,000	Asahi Kogyosha Co. Ltd.	44,181
35,000	Asahi Organic Chemicals Industry Co. Ltd.	81,833
1,065,000	Asahi TEC Corp.(b)	419,121
12,000	Asatsu-DK, Inc.	288,350
31	Asax Co. Ltd.	37,209
22,000	Ashimori Industry Co. Ltd.(b)	32,849
29,000	Asics Corp.	286,660
8,000	ASKA Pharmaceutical Co. Ltd.	56,114
3,000	ASKUL Corp.	58,892
11,500	Asunaro Aoki Construction Co. Ltd.	49,251
10,300	Atom Corp.(b)	27,540
16,000	Atsugi Co. Ltd.	19,816
15,900	Autobacs Seven Co. Ltd.	591,684
1,100	Avex Group Holdings, Inc.	13,891
95,000	Awa Bank Ltd. (The)	580,589
22,000	Bando Chemical Industries Ltd.	72,319
11,500	Bank of Iwate Ltd. (The)	640,257
32,000	Bank of Nagoya Ltd. (The)	111,858
14,800	Bank of Okinawa Ltd. (The)	477,773
14,000	Bank of Saga Ltd. (The)	40,998
13,600	Bank of the Ryukyus Ltd.	151,907
6,600	Belc Co. Ltd.	66,997
7,250	Belluna Co. Ltd.	34,826
22,000	Best Denki Co. Ltd.(b)	57,804

Shares		Value

JAPAN (continued)
156	Bic Camera, Inc.	$64,552
23	BLife Investment Corp. REIT	116,604
600	BML, Inc.	13,216
3,000	Bookoff Corp.	28,335
17,000	Bunka Shutter Co. Ltd.	44,667
6,600	CAC Corp.	46,982
72,000	Calsonic Kansei Corp.(b)	217,513
8	Can Do Co. Ltd.	8,426
4,500	Canon Electronics, Inc.	109,694
35,100	Canon Marketing Japan, Inc.	476,559
5,400	Capcom Co. Ltd.	82,817
34,400	Casio Computer Co. Ltd.	248,061
6,100	Cawachi Ltd.	113,040
26,950	Cedyna Financial Corp.(b)	47,415
102,000	Central Glass Co. Ltd.	395,509
1,800	Central Security Patrols Co. Ltd.	16,730
800	Central Sports Co. Ltd.	8,047
29,450	Century Tokyo Leasing Corp.	353,830
1,000	Chi Group Co. Ltd.(b)	4,074
4,900	Chiba Kogyo Bank Ltd. (The)(b)	32,895
13,000	Chino Corp.	33,104
17,700	Chiyoda Co. Ltd.	215,936
23,000	Chiyoda Corp.	165,588
6,300	Chiyoda Integre Co. Ltd.	75,327
12,900	Chofu Seisakusho Co. Ltd.	278,023
49,000	Chori Co. Ltd.	56,716
11,200	Chubu Shiryo Co. Ltd.	75,967
10,200	Chudenko Corp.	115,111
34,000	Chuetsu Pulp & Paper Co. Ltd.	60,999
153,000	Chugai Mining Co. Ltd.(b)	70,837
20,000	Chugai Ro Co. Ltd.	51,855
12,000	Chugoku Marine Paints Ltd.	85,560
40,000	Chukyo Bank Ltd. (The)	119,914
9,800	Chuo Denki Kogyo Co. Ltd.	57,170
6,000	Chuo Spring Co. Ltd.	22,571
26,300	Circle K Sunkus Co. Ltd.	352,513
83,800	Citizen Holdings Co. Ltd.	504,381
28,300	CKD Corp.	187,040
48,000	Clarion Co. Ltd.(b)	102,784
8,700	Cleanup Corp.	50,954
100	CMIC Co. Ltd.	29,330
31,000	CMK Corp.(b)	162,903
32,200	Coca-Cola West Holdings Co.	584,031
8,090	Cocokara Fine Holdings, Inc.	164,244
9,000	Colowide Co. Ltd.	47,503
2,000	Combi Corp.	16,112
12,000	Commuture Corp.	69,032
3,900	Computer Engineering & Consulting Ltd.	18,057
4,300	Computer Institute of Japan Ltd.	13,339
50,900	COMSYS Holdings Corp.	488,409
2,000	Co-Op Chemical Co. Ltd.(b)	2,685
6,600	Cosel Co. Ltd.	96,332
346,000	Cosmo Oil Co. Ltd.	825,001

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
2,600	Cosmos Pharmaceutical Corp.	$65,545
2,700	Create Medic Co. Ltd.	26,127
88,600	Credit Saison Co. Ltd.	1,126,023
7,858	CSK Holdings Corp.(b)	32,380
1,500	CTI Engineering Co. Ltd.	7,240
7,600	Culture Convenience Club Co. Ltd.	32,108
23	Cybernet Systems Co. Ltd.	7,340
111	Cybozu, Inc.	36,552
17,000	Dai Nippon Toryo Co. Ltd.(b)	17,906
15,600	Daibiru Corp.	116,826
105,000	Daicel Chemical Industries Ltd.	743,793
8,000	Dai-Dan Co. Ltd.	41,113
16,000	Daido Kogyo Co. Ltd.	27,039
14,000	Daido Metal Co. Ltd.(b)	48,290
95,000	Daido Steel Co. Ltd.	454,135
11,100	Daidoh Ltd.	89,936
53,150	Daiei, Inc. (The)(b)	254,077
39,000	Daifuku Co. Ltd.	228,867
26,000	Daihen Corp.	110,747
21,000	Daiichi Chuo KK(b)	58,337
20,000	Daiichi Jitsugyo Co. Ltd.	59,263
600	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	24,793
19,000	Dai-Ichi Kogyo Seiyaku Co. Ltd.	47,943
7,000	Daiken Corp.	18,149
14,000	Daiki Aluminium Industry Co. Ltd.(b)	34,840
5,700	Daiko Clearing Services Corp.	20,782
5,000	Daikoku Denki Co. Ltd.	68,407
700	Daikokutenbussan Co. Ltd.	21,552
43,000	Daikyo, Inc.(b)	71,671
10,200	Daimei Telecom Engineering Corp.	77,095
2,800	Dainichi Co. Ltd.	18,733
27,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	107,506
85,000	Dainippon Screen Manufacturing Co. Ltd.(b)	429,944
36,000	Daio Paper Corp.	288,767
51,000	Daisan Bank Ltd. (The)	149,349
4,910	Daiseki Co. Ltd.	100,365
63,000	Daishi Bank Ltd. (The)	218,033
23,000	Daiso Co. Ltd.	59,101
1,800	Daisyo Corp.	22,168
36,000	Daito Bank Ltd. (The)	25,835
15,000	Daiwa Industries Ltd.	72,747
2,000	DC Co. Ltd.	3,611
9,860	DCM Japan Holdings Co. Ltd.	50,901
176,000	Denki Kagaku Kogyo KK	888,200
34,000	Denki Kogyo Co. Ltd.	161,352
8,700	Denyo Co. Ltd.	60,823
18,000	Descente Ltd.	101,256
141,000	DIC Corp.	233,382

Shares		Value

JAPAN (continued)
4,600	Disco Corp.	$278,465
7,200	Don Quijote Co. Ltd.	187,511
5,350	Doshisha Co. Ltd.	120,196
18,974	Doutor Nichires Holdings Co. Ltd.	248,170
69,000	Dowa Holdings Co. Ltd.	363,389
12	Dr Ci Labo Co. Ltd.	36,627
7,200	DTS Corp.	85,755
31,300	Duskin Co. Ltd.	556,114
17	Dwango Co. Ltd.	31,385
4,000	Dydo Drinco, Inc.	149,314
4,000	Dynic Corp.	6,806
8,000	Eagle Industry Co. Ltd.	57,226
2,000	Earth Chemical Co. Ltd.	61,902
130,000	Ebara Corp.(b)	495,052
1,400	Echo Trading Co. Ltd.	14,066
51,400	EDION Corp.	393,257
74,000	Ehime Bank Ltd. (The)	191,006
80,000	Eighteenth Bank Ltd. (The)	225,013
7,400	Eiken Chemical Co. Ltd.	67,152
8,700	Eizo Nanao Corp.	194,150
5,000	Elematec Corp.	58,337
7,400	Enplas Corp.	159,400
29	EPS Co. Ltd.	75,357
7,900	ESPEC Corp.	51,481
800	Excel Co. Ltd.	9,315
11,700	Exedy Corp.	338,561
14,000	Ezaki Glico Co. Ltd.	166,260
3,100	F&A Aqua Holdings, Inc.	28,885
1,100	Falco SD Holdings Co. Ltd.	10,313
11,900	Fancl Corp.	178,924
4,500	FCC Co. Ltd.	87,193
2,600	Felissimo Corp.	37,317
25,300	FIDEA Holdings Co. Ltd.	47,733
14,000	First Baking Co. Ltd.(b)	19,121
8,600	Foster Electric Co. Ltd.	232,731
2,900	FP Corp.	154,407
56,000	France Bed Holdings Co. Ltd.	82,320
4,000	F-Tech, Inc.	60,976
56,500	Fudo Tetra Corp.(b)	33,353
5,300	Fuji Co. Ltd.	94,166
700	Fuji Corp Ltd.	2,496
182,000	Fuji Electric Holdings Co. Ltd.	505,585
7,500	Fuji Electronics Co. Ltd.	86,984
88,000	Fuji Fire & Marine Insurance Co. Ltd. (The)(b)	120,192
19,000	Fuji Kyuko Co. Ltd.	101,823
17,700	Fuji Oil Co. Ltd.	261,418
2,700	Fuji Seal International, Inc.	59,253
11,400	FUJI SOFT, Inc.	186,184
36,000	Fujibo Holdings, Inc.	53,336
7,600	Fujicco Co. Ltd.	90,167
13,900	Fujikura Kasei Co. Ltd.	85,432
134,000	Fujikura Ltd.	629,712
2,100	Fujikura Rubber Ltd.	8,143
4,100	Fujimi, Inc.	57,802

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
3,600	Fujimori Kogyo Co. Ltd.	$48,336
40,000	Fujitec Co. Ltd.	208,345
2,400	Fujitsu Frontech Ltd.	17,584
18,000	Fujitsu General Ltd.	99,589
13,000	Fujiya Co. Ltd.(b)	25,731
2,000	Fukoku Co. Ltd.	16,714
26,000	Fukuda Corp.	40,928
84,000	Fukui Bank Ltd. (The)	267,377
64,000	Fukushima Bank Ltd. (The)	37,039
500	Fukushima Industries Corp.	4,572
82,000	Fukuyama Transporting Co. Ltd.	395,787
7,800	Funai Consulting Co. Ltd.	46,405
10,600	Funai Electric Co. Ltd.	378,506
1,000	Furukawa Battery Co. Ltd.	6,632
103,000	Furukawa Co. Ltd.(b)	109,682
21,000	Furukawa-Sky Aluminum Corp.	56,635
2,700	Furusato Industries Ltd.	15,345
18,000	Fuso Pharmaceutical Industries Ltd.	57,087
23,400	Futaba Corp.	423,066
14,900	Futaba Industrial Co. Ltd.(b)	103,306
13,500	Fuyo General Lease Co. Ltd.	310,174
900	G-7 Holdings, Inc.	5,469
29,000	Gakken Co. Ltd.	60,420
13,800	Gecoss Corp.	50,475
60	Geo Corp.	73,338
12,000	Globeride, Inc.	13,473
16,600	Glory Ltd.	386,395
6,600	GMO internet, Inc.	25,363
83,000	Godo Steel Ltd.	200,787
12,690	Goldcrest Co. Ltd.	259,396
33,000	Goldwin, Inc.(b)	66,844
2,000	Gourmet Kineya Co. Ltd.	11,922
36,000	GSI Creos Corp.(b)	44,169
24,000	Gun-Ei Chemical Industry Co. Ltd.	59,170
103,000	Gunma Bank Ltd. (The)	553,180
47,000	Gunze Ltd.	146,339
5,000	H.I.S. Co. Ltd.	114,706
65,000	H2O Retailing Corp.	403,264
5,800	Hakudo Co. Ltd.	54,580
13,520	Hakuhodo Dy Holdings, Inc.	688,558
4,300	Hakuto Co. Ltd.	40,016
1,100	Hamakyorex Co. Ltd.	25,846
13,500	Hamamatsu Photonics KK	395,648
114,000	Hanwa Co. Ltd.	460,513
1,500	Happinet Corp.	18,195
3,400	Harashin Narus Holdings Co. Ltd.	38,449
7,400	Hard Off Corp. Co. Ltd.	32,120
1,300	Haruyama Trading Co. Ltd.	5,853
114,500	Haseko Corp.(b)	92,772
30,000	Hazama Corp.(b)	25,696
11,000	Heiwa Corp.	122,739
57,000	Heiwa Real Estate Co. Ltd.	136,570

Shares		Value

JAPAN (continued)
5,400	Heiwado Co. Ltd.	$67,316
15,400	Hibiya Engineering Ltd.	134,580
3,500	Hiday Hidaka Corp.	43,347
44,000	Higashi-Nippon Bank Ltd. (The)	85,051
93,000	Higo Bank Ltd. (The)	509,161
14,200	Hikari Tsushin, Inc.	257,226
108,000	Hino Motors Ltd.	475,027
900	Hioki EE Corp.	17,511
113,000	Hiroshima Bank Ltd. (The)	444,702
13,000	Hisaka Works Ltd.	141,293
400	Hitachi Business Solution Co. Ltd.	3,227
104,000	Hitachi Cable Ltd.	285,294
20,800	Hitachi Capital Corp.	276,386
12,100	Hitachi High-Technologies Corp.	231,090
30,800	Hitachi Koki Co. Ltd.	274,507
24,000	Hitachi Kokusai Electric, Inc.	193,345
4,500	Hitachi Tool Engineering Ltd.	48,180
13,000	Hitachi Transport System Ltd.	188,691
94,500	Hitachi Zosen Corp.	134,539
8,000	Hochiki Corp.	41,206
13,000	Hodogaya Chemical Co. Ltd.	42,132
3,200	Hogy Medical Co. Ltd.	153,157
6,000	Hokkaido Coca-Cola Bottling Co. Ltd.	29,168
10,000	Hokkaido Gas Co. Ltd.	29,516
21,000	Hokkan Holdings Ltd.	55,906
1,000	Hokko Chemical Industry Co. Ltd.	2,859
105,000	Hokkoku Bank Ltd. (The)	413,218
48,000	Hokuetsu Bank Ltd. (The)	79,449
90,365	Hokuetsu Kishu Paper Co. Ltd.	445,575
15,000	Hokuhoku Financial Group, Inc.	26,564
4,400	Hokuto Corp.	86,732
5,530	Honeys Co. Ltd.	92,812
6,400	Horiba Ltd.	172,973
2,400	Horipro, Inc.	18,501
11,000	Hosokawa Micron Corp.	39,852
39,700	House Foods Corp.	580,830
41,000	Howa Machinery Ltd.(b)	38,914
1,000	Hurxley Corp.	6,632
200	Hutech Norin Co. Ltd.	1,692
57,000	Hyakugo Bank Ltd. (The)	250,709
82,000	Hyakujushi Bank Ltd. (The)	308,467
6,200	IBJ Leasing Co. Ltd.	116,831
1,700	Ichibanya Co. Ltd.	43,722
8,000	Ichikoh Industries Ltd.(b)	15,556
3,800	ICHINEN Holdings Co. Ltd.	16,450
6,900	Ichiyoshi Securities Co. Ltd.	45,923
1,900	Icom, Inc.	47,129
4,700	Idemitsu Kosan Co. Ltd.	349,800
19,000	Ihara Chemical Industry Co. Ltd.	51,901

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
344,000	IHI Corp.	$605,220
6,600	Iida Home Max	56,302
17,900	Iino Kaiun Kaisha Ltd.	90,541
43	Ikyu Corp.	28,619
8,700	Imasen Electric Industrial	113,288
6,400	Impress Holdings, Inc.(b)	10,371
10,000	Inaba Denki Sangyo Co. Ltd.	248,162
4,600	Inaba Seisakusho Co. Ltd.	47,121
16,200	Inabata & Co. Ltd.	75,379
9,000	Inageya Co. Ltd.	95,214
10	Industrial & Infrastructure Fund Investment Corp. REIT	39,933
25,500	Ines Corp.	165,287
600	I-Net Corp.	3,139
2,900	Information Services International-Dentsu Ltd.	20,039
9,700	Innotech Corp.	57,934
100	Intage, Inc.	1,949
8,100	Inui Steamship Co. Ltd.	52,034
533	Invoice, Inc.(b)	7,126
3,000	Ise Chemical Corp.	17,675
33,000	Iseki & Co. Ltd.(b)	85,942
88,000	Ishihara Sangyo Kaisha Ltd.(b)	66,208
2,000	Ishii Hyoki Co. Ltd.	27,201
10,000	Ishii Iron Works Co. Ltd.	17,478
15,000	Ishizuka Glass Co. Ltd.	29,689
10,700	Ito En Ltd.	168,312
23,800	Itochu Enex Co. Ltd.	119,558
6,600	Itochu Techno-Science Corp.	240,639
900	Itochu-Shokuhin Co. Ltd.	30,023
53,000	Itoham Foods, Inc.	196,308
28,300	Itoki Corp.	81,891
10,100	Iwai Securities Co. Ltd.	74,352
15,000	Iwaki & Co. Ltd.	34,377
30,000	Iwasaki Electric Co. Ltd.(b)	54,517
40,000	IWATANI Corp.	112,507
26,000	Iwatsu Electric Co. Ltd.(b)	21,668
11,800	Izumi Co. Ltd.	153,108
31,000	Izumiya Co. Ltd.	135,992
46,000	Izutsuya Co. Ltd.(b)	30,881
179,000	J. Front Retailing Co. Ltd.	812,177
2,400	Jalux, Inc.(b)	17,029
3,000	Jamco Corp.	23,126
91,000	Janome Sewing Machine Co. Ltd.(b)	68,465
8,800	Japan Airport Terminal Co. Ltd.	135,776
21,000	Japan Aviation Electronics Industry Ltd.	134,418
6,100	Japan Carlit Co. Ltd.	29,301
4,700	Japan Cash Machine Co. Ltd.	38,135
11,900	Japan Digital Laboratory Co. Ltd.	121,899
3,300	Japan Electronic Materials Corp.	21,963
600	Japan Foundation Engineering Co. Ltd.	1,313

Shares		Value

JAPAN (continued)
9,200	Japan Medical Dynamic Marketing, Inc.	$23,534
6,600	Japan Petroleum Exploration Co.	260,501
46,000	Japan Pulp & Paper Co. Ltd.	156,004
11	Japan Pure Chemical Co. Ltd.	32,353
22,000	Japan Transcity Corp.	65,698
1,000	Japan Vilene Co. Ltd.	4,422
38,000	Japan Wool Textile Co. Ltd. (The)	284,577
5,000	Jastec Co. Ltd.	28,590
8,700	JBCC Holdings, Inc.	51,458
3,600	JBIS Holdings, Inc.	16,043
13,000	Jeol Ltd.	44,088
50,000	JFE Shoji Holdings, Inc.	205,452
1,000	Jidosha Buhin Kogyo Co. Ltd.	3,843
500	JK Holdings Co. Ltd.	1,759
18,000	JMS Co. Ltd.	67,921
26,000	Joban Kosan Co. Ltd.	37,919
63,000	J-Oil Mills, Inc.	188,865
18,000	Joshin Denki Co. Ltd.	175,635
7,600	JSP Corp.	82,426
33,000	Juki Corp.(b)	60,351
153,000	Juroku Bank Ltd. (The)	524,197
7,310	JVC KENWOOD Holdings, Inc.(b)	24,960
6,000	kabu.com Securities Co. Ltd.	27,779
2,000	Kabuki-Za Co. Ltd.	82,296
8,800	Kadokawa Group Holdings, Inc.	183,853
6,000	Kaga Electronics Co. Ltd.	61,809
14,400	Kagome Co. Ltd.	256,015
28,000	Kagoshima Bank Ltd. (The)	175,010
217,000	Kajima Corp.	517,414
34	Kakaku.com, Inc.	158,400
19,000	Kaken Pharmaceutical Co. Ltd.	187,812
5,000	Kameda Seika Co. Ltd.	97,980
7,000	Kamei Corp.	31,194
144,000	Kamigumi Co. Ltd.	1,130,065
9,000	Kanaden Corp.	48,336
14,000	Kanagawa Chuo Kotsu Co. Ltd.	71,787
9,000	Kanamoto Co. Ltd.	44,586
30,000	Kandenko Co. Ltd.	178,135
157,000	Kaneka Corp.	974,038
40,000	Kanematsu Corp.(b)	31,946
12,000	Kanematsu Electronics Ltd.	111,812
39,000	Kansai Paint Co. Ltd.	330,887
10,200	Kanto Auto Works Ltd.	76,032
10,000	Kanto Denka Kogyo Co. Ltd.	66,555
14,000	Kanto Natural Gas Development Ltd.	71,138
7,000	Kasai Kogyo Co. Ltd.	25,279
7,800	Kasumi Co. Ltd.	41,259
8,200	Katakura Industries Co. Ltd.	74,696
10,800	Kato Sangyo Co. Ltd.	164,009
28,000	Kato Works Co. Ltd.	57,364

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
2,300	Kawada Technologies, Inc.	$39,613
32,000	Kawai Musical Instruments Manufacturing Co. Ltd.	58,152
8,000	Kawasaki Kinkai Kisen Kaisha	25,001
221,000	Kawasaki Kisen Kaisha Ltd.(b)	943,909
29,000	Kawashima Selkon Textiles Co. Ltd.(b)	20,811
2,000	Kawasumi Laboratories, Inc.	13,079
72,000	Kayaba Industry Co. Ltd.	284,183
73,000	Keihan Electric Railway Co. Ltd.	316,859
6,300	Keihanshin Real Estate Co. Ltd.	28,950
7,000	Keihin Co. Ltd. (The)	7,778
15,000	Keihin Corp.	271,370
70,000	Keisei Electric Railway Co. Ltd.	422,941
131,000	Keiyo Bank Ltd. (The)	656,554
11,600	Keiyo Co. Ltd.	62,300
1,100	Kenedix, Inc.(b)	184,363
2,000	Kentucky Fried Chicken Japan Ltd.	42,827
24,100	Kewpie Corp.	289,273
5,425	KEY Coffee, Inc.	95,885
21,700	Kikkoman Corp.	230,073
5,900	Kimoto Co. Ltd.	31,619
1,200	Kimura Chemical Plants Co. Ltd.	8,431
76,000	Kinden Corp.	686,151
200	King Jim Co. Ltd.	1,567
29,000	Kinki Nippon Tourist Co. Ltd.(b)	26,853
7,000	Kinki Sharyo Co. Ltd.	32,814
2,900	Kintetsu World Express, Inc.	71,934
5,000	Kinugawa Rubber Industrial Co. Ltd.	22,629
2,600	Kisoji Co. Ltd.	54,501
16,900	Kissei Pharmaceutical Co. Ltd.	323,544
41,000	Kitagawa Iron Works Co. Ltd.(b)	65,015
800	Kita-Nippon Bank Ltd. (The)	19,492
17	Kito Corp.	17,788
33,000	Kitz Corp.	165,773
276,000	Kiyo Holdings, Inc.	367,382
23,100	Koa Corp.	254,542
13,000	Koatsu Gas Kogyo Co. Ltd.	75,085
5,300	Kobayashi Pharmaceutical Co. Ltd.	223,607
10,900	Kohnan Shoji Co. Ltd.	118,216
1,200	Kohsoku Corp.	9,917
13,000	Koike Sanso Kogyo Co. Ltd.	35,662
6,000	Koito Industries Ltd.(b)	10,834
25,000	Koito Manufacturing Co. Ltd.	365,183
11,000	Kojima Co. Ltd.	64,680
2,000	Kokusai Kogyo Holdings Co. Ltd.(b)	4,468
62,500	Kokuyo Co. Ltd.	504,948
21,000	Komai Tekko, Inc.	40,836
9,000	Komatsu Seiren Co. Ltd.	34,690

Shares		Value

JAPAN (continued)
2,900	Komatsu Wall Industry Co. Ltd.	$29,203
7,900	Komeri Co. Ltd.	186,081
47,000	Komori Corp.	486,348
6,310	Konaka Co. Ltd.	17,821
3,100	Konami Co. Ltd.	47,794
6,000	Konishi Co. Ltd.	65,698
8,000	Kose Corp.	185,751
1,600	Kourakuen Corp.	22,316
26,000	Krosaki Harima Corp.	96,904
3,000	KRS Corp.	30,557
12,228	K’s Holdings Corp.	269,343
800	KU Holdings Co. Ltd.	2,741
56,000	Kumagai Gumi Co. Ltd.(b)	38,243
23,000	Kumiai Chemical Industry Co. Ltd.	58,302
1,400	Kura Corp.	22,670
131,000	Kurabo Industries Ltd.	209,248
71,000	KUREHA Corp.	356,664
48,000	Kurimoto Ltd.(b)	64,448
8,300	Kuroda Electric Co. Ltd.	116,918
33,000	Kyodo Printing Co. Ltd.	79,449
28,000	Kyodo Shiryo Co. Ltd.	32,733
12,100	Kyoei Steel Ltd.	203,499
6,000	Kyoei Tanker Co. Ltd.	12,223
14,400	Kyokuto Kaihatsu Kogyo Co. Ltd.	49,503
14,400	Kyokuto Securities Co. Ltd.	117,340
25,000	Kyokuyo Co. Ltd.	52,086
30,000	Kyorin Co. Ltd.	419,469
5,700	Kyoritsu Maintenance Co. Ltd.	83,262
25,000	Kyosan Electric Manufacturing Co. Ltd.	110,539
200	Kyoto Kimono Yuzen Co. Ltd.	1,991
23,800	Kyowa Exeo Corp.	220,934
1,600	Kyowa Leather Cloth Co. Ltd.	6,130
15,000	Kyudenko Corp.	82,296
28,000	Laox Co. Ltd.(b)	32,409
1,500	LEC, Inc.	21,303
8,500	Life Corp.	128,786
13,800	Lintec Corp.	266,911
39,000	Lion Corp.	197,720
11,000	Look, Inc.(b)	19,353
22	M3, Inc.	99,566
6,900	Mabuchi Motor Co. Ltd.	347,017
6,000	Macnica, Inc.	131,466
16	MacroMill, Inc.	25,835
68,000	Maeda Corp.	181,816
43,000	Maeda Road Construction Co. Ltd.	347,404
4,300	Maezawa Kasei Industries Co. Ltd.	42,654
5,300	Maezawa Kyuso Industries Co. Ltd.	63,923
54,000	Makino Milling Machine Co. Ltd.(b)	325,019
3,300	Mandom Corp.	91,672

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
1,700	Mars Engineering Corp.	$29,535
9,000	Marubun Corp.	50,211
77,000	Marudai Food Co. Ltd.	227,270
8,000	Maruei Department Store Co. Ltd.(b)	9,260
16,000	Maruetsu, Inc. (The)	57,781
16,910	Maruha Nichiro Holdings, Inc.	27,011
132,100	Marui Group Co. Ltd.	926,588
28,100	Maruichi Steel Tube Ltd.	560,081
11,500	Marusan Securities Co. Ltd.	64,558
1,500	Maruwa Co. Ltd.	34,585
24,000	Maruyama Manufacturing Co., Inc.(b)	46,669
21,000	Maruzen Showa Unyu Co. Ltd.	69,032
7,800	Maspro Denkoh Corp.	75,206
2,200	Matsuda Sangyo Co. Ltd.	34,555
8,200	Matsui Securities Co. Ltd.	48,500
8,000	Matsuya Co. Ltd.(b)	57,781
900	Matsuya Foods Co. Ltd.	13,022
18,000	Max Co. Ltd.	214,804
2,900	Maxvalu Tokai Co. Ltd.	33,634
3,500	Megachips Corp.	53,313
12,700	Megmilk Snow Brand Co. Ltd.	236,669
41,000	Meidensha Corp.	127,658
2,300	Meiji Shipping Co. Ltd.	9,930
6,700	Meiko Network Japan Co. Ltd.	47,616
4,500	Meitec Corp.(b)	75,838
4,700	Meito Sangyo Co. Ltd.	65,771
200	Meito Transportation Co. Ltd.	1,727
20,900	Meiwa Corp.(b)	54,188
5,200	Meiwa Estate Co. Ltd.(b)	26,603
3,000	Melco Holdings, Inc.	102,124
55,000	Mercian Corp.	98,038
41,000	Michinoku Bank Ltd. (The)	83,049
15,000	Mie Bank Ltd. (The)	43,579
6,100	Mikuni Coca-Cola Bottling Co. Ltd.	50,554
1,680	Milbon Co. Ltd.	41,808
9,100	Mimasu Semiconductor Industry Co. Ltd.	106,910
87,000	Minato Bank Ltd. (The)	129,903
41,000	Minebea Co. Ltd.	226,367
10,900	Miraca Holdings, Inc.	324,496
2,100	Misawa Homes Co. Ltd.(b)	10,282
14,500	MISUMI Group, Inc.	278,940
13,000	Mito Securities Co. Ltd.	25,129
11,000	Mitsuba Corp.(b)	55,130
178,000	Mitsubishi Gas Chemical Co. Inc.	999,248
7,000	Mitsubishi Kakoki Kaisha Ltd.	15,718
53,000	Mitsubishi Logistics Corp.	608,554
95,000	Mitsubishi Paper Mills Ltd.(b)	109,960
10,300	Mitsubishi Pencil Co. Ltd.	150,813
74,000	Mitsubishi Steel Manufacturing Co. Ltd.	155,032
22,000	Mitsuboshi Belting Co. Ltd.	100,075

Shares		Value

JAPAN (continued)
211,000	Mitsui Chemicals, Inc.	$625,221
143,000	Mitsui Engineering & Shipbuilding Co. Ltd.	297,934
14,700	Mitsui High-Tec, Inc.(b)	102,940
22,000	Mitsui Home Co. Ltd.	106,696
510	Mitsui Knowledge Industry Co. Ltd.	90,908
13,000	Mitsui Matsushima Co. Ltd.	20,615
230,000	Mitsui Mining & Smelting Co. Ltd.	628,277
63,000	Mitsui Sugar Co. Ltd.	219,492
48,000	Mitsui-Soko Co. Ltd.	168,899
34,000	Mitsumi Electric Co. Ltd.	568,274
13,400	Mitsuuroko Co. Ltd.	81,428
6,100	Miura Co. Ltd.	143,895
2,300	Miyachi Corp.(b)	13,338
15,000	Miyaji Engineering Group, Inc.(b)	13,369
4,100	Miyakoshi Corp.(b)	19,030
51,000	Miyazaki Bank Ltd. (The)	138,723
28,000	Miyoshi Oil & Fat Co. Ltd.	43,753
67,856	Mizuho Investors Securities Co. Ltd.(b)	69,117
51,000	Mizuno Corp.	230,222
14,000	Mochida Pharmaceutical Co. Ltd.	140,656
1,200	Modec, Inc.	18,432
240	Monex Group, Inc.	99,311
30,100	Mori Seiki Co. Ltd.	295,791
21,000	Morinaga & Co. Ltd.	48,128
101,000	Morinaga Milk Industry Co. Ltd.	384,617
17,000	Morita Holdings Corp.	88,744
12,000	Mory Industries, Inc.	45,836
8,000	MOS Food Services, Inc.	137,415
4,200	Moshi Moshi Hotline, Inc.	87,748
9,400	Mr Max Corp.	41,127
4,100	Musashi Seimitsu Industry Co. Ltd.	84,852
20,300	Musashino Bank Ltd. (The)	572,615
26,000	Mutoh Holdings Co. Ltd.(b)	37,317
14,000	Nabtesco Corp.	221,679
24,000	Nachi-Fujikoshi Corp.	71,393
1,700	Nagaileben Co. Ltd.	41,538
25,000	Nagano Bank Ltd. (The)	48,614
1,000	Nagano Keiki Co. Ltd.(b)	6,875
84,000	Nagase & Co. Ltd.	923,665
7,000	Nagatanien Co. Ltd.	68,465
21,000	Nagoya Railroad Co. Ltd.	62,469
19,000	Nakabayashi Co. Ltd.	40,465
12,000	Nakamuraya Co. Ltd.	60,003
1,000	Nakano Corp.	2,535
17,000	Nakayama Steel Works Ltd.(b)	24,990
43,200	Namco Bandai Holdings, Inc.	386,522
24,000	Nankai Electric Railway Co. Ltd.	100,284
76,000	Nanto Bank Ltd. (The)	394,097

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
3,400	Natori Co. Ltd.	$31,601
8,900	NEC Capital Solutions Ltd.	111,565
9,600	NEC Fielding Ltd.	110,673
4,200	NEC Mobiling Ltd.	116,868
12,700	NEC Networks & System Integration Corp.	165,374
61	NET One Systems Co. Ltd.	74,913
20,300	Neturen Co. Ltd.	149,674
8,000	New Japan Radio Co. Ltd.(b)	22,779
45,000	NGK Spark Plug Co. Ltd.	581,804
61,000	NHK Spring Co. Ltd.	560,611
3,900	NIC Corp.	16,206
32,000	Nice Holdings, Inc.	65,559
19,000	Nichia Steel Works Ltd.	45,743
30,000	Nichias Corp.	122,577
19,000	Nichiban Co. Ltd.	66,416
27,100	Nichicon Corp.	351,317
2,700	Nichiden Corp.	80,692
8,600	Nichiha Corp.	73,064
4,400	Nichii Gakkan Co.	37,993
26,000	Nichimo Co. Ltd.	41,831
120,000	Nichirei Corp.	518,086
16,000	Nichireki Co. Ltd.	77,041
3,100	Nidec Copal Corp.	49,122
3,100	Nidec Copal Electronics Corp.	25,189
9,000	Nidec Sankyo Corp.	73,963
2,800	Nidec Tosok Corp.	62,680
13,600	Nifco, Inc.	309,481
67	NIFTY Corp.	60,412
948	Nihon Chouzai Co. Ltd.	35,113
500	Nihon Dempa Kogyo Co. Ltd.	8,785
1,500	Nihon Eslead Corp.	11,633
8,000	Nihon Kohden Corp.	147,786
10	Nihon M&A Center, Inc.	31,923
24,000	Nihon Nohyaku Co. Ltd.	109,173
11,000	Nihon Parkerizing Co. Ltd.	141,582
1,000	Nihon Shokuhin Kako Co. Ltd.	6,250
20,000	Nihon Spindle Manufacturing Co. Ltd.(b)	43,984
1,100	Nihon Tokushu Toryo Co. Ltd.	3,934
2,050	Nihon Trim Co. Ltd.	44,799
22,300	Nihon Unisys Ltd.	159,000
69,000	Nihon Yamamura Glass Co. Ltd.	187,684
14,000	Nikkiso Co. Ltd.	109,057
43,266	Nippo Corp.	301,477
56,000	Nippon Beet Sugar Manufacturing Co. Ltd.	125,748
43,000	Nippon Carbide Industries Co., Inc.(b)	78,141
21,000	Nippon Carbon Co. Ltd.	60,038
6,200	Nippon Ceramic Co. Ltd.	86,188
23,000	Nippon Chemical Industrial Co. Ltd.	52,711
15,000	Nippon Chemi-Con Corp.(b)	74,483

Shares		Value

JAPAN (continued)
17,000	Nippon Concrete Industries Co. Ltd.	$24,793
13,000	Nippon Denko Co. Ltd.	77,342
22,000	Nippon Densetsu Kogyo Co. Ltd.	218,485
11,000	Nippon Denwa Shisetsu Co. Ltd.	34,377
400	Nippon Felt Co. Ltd.	1,843
300	Nippon Filcon Co. Ltd.	1,528
9,700	Nippon Fine Chemical Co. Ltd.	61,190
50,000	Nippon Flour Mills Co. Ltd.	260,432
26,000	Nippon Formula Feed Manufacturing Co. Ltd.(b)	32,502
8,000	Nippon Gas Co. Ltd.	119,081
9,000	Nippon Hume Corp.	26,668
28	Nippon Jogesuido Sekkei Co. Ltd.	31,567
3,400	Nippon Kanzai Co. Ltd.	56,276
12,000	Nippon Kasei Chemical Co. Ltd.	23,057
40,000	Nippon Kayaku Co. Ltd.	360,206
44,000	Nippon Kinzoku Co. Ltd.(b)	72,319
39,000	Nippon Koei Co. Ltd.	110,145
29,000	Nippon Konpo Unyu Soko Co. Ltd.	345,738
14,000	Nippon Koshuha Steel Co. Ltd.(b)	17,015
211,000	Nippon Light Metal Co. Ltd.(b)	310,168
60,000	Nippon Meat Packers, Inc.	789,629
56,000	Nippon Metal Industry Co. Ltd.	75,190
56,000	Nippon Paint Co. Ltd.	329,278
162	Nippon Parking Development Co. Ltd.	7,350
14,000	Nippon Pillar Packing Co. Ltd.	81,347
46,000	Nippon Piston Ring Co. Ltd.(b)	62,295
44,000	Nippon Road Co. Ltd. (The)	95,746
1,000	Nippon Seiki Co. Ltd.	10,996
4,000	Nippon Seiro Co. Ltd.	13,149
16,000	Nippon Seisen Co. Ltd.	84,079
16,000	Nippon Sharyo Ltd.	74,449
306,000	Nippon Sheet Glass Co. Ltd.	754,419
30,000	Nippon Shinyaku Co. Ltd.	367,730
39,000	Nippon Shokubai Co. Ltd.	404,919
24,700	Nippon Signal Co. Ltd. (The)	185,547
52,000	Nippon Soda Co. Ltd.	184,779
20,000	Nippon Steel Trading Co. Ltd.	58,105
41,900	Nippon Suisan Kaisha Ltd.	142,585
26,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	158,597
41,000	Nippon Thompson Co. Ltd.	270,976
10,000	Nippon Valqua Industries Ltd.	24,191
30,500	Nippon Yakin Kogyo Co. Ltd.(b)	97,436
12,000	Nippon Yusoki Co. Ltd.	29,585
19,000	Nipro Corp.	369,906
138,000	Nishimatsu Construction Co. Ltd.	170,913

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
335,000	Nishi-Nippon City Bank Ltd. (The)	$977,140
48,000	Nishi-Nippon Railroad Co. Ltd.	200,012
19,000	Nissan Chemical Industries Ltd.	225,858
59,000	Nissan Shatai Co. Ltd.	419,307
6,800	Nissei Corp.	50,767
1,500	Nissei Plastic Industrial Co. Ltd.(b)	4,410
1,200	Nissha Printing Co. Ltd.	32,544
15,500	Nisshin Fudosan Co. Ltd.	104,595
68,000	Nisshin Oillio Group Ltd. (The)	340,020
320,000	Nisshin Steel Co. Ltd.	537,068
65,000	Nisshinbo Holdings, Inc.	672,608
31,000	Nissin Corp.	70,687
17,000	Nissin Electric Co. Ltd.	82,250
13,900	Nissin Kogyo Co. Ltd.	202,559
25,000	Nissin Sugar Manufacturing Co. Ltd.	52,086
5,600	Nissui Pharmaceutical Co. Ltd.	43,753
12,300	Nitta Corp.	191,772
600	Nittan Valve Co. Ltd.	1,910
51,000	Nittetsu Mining Co. Ltd.	174,732
114,000	Nitto Boseki Co. Ltd.	262,585
6,900	Nitto Kogyo Corp.	62,056
4,400	Nitto Kohki Co. Ltd.	97,783
14,000	Nitto Seiko Co. Ltd.	47,480
7,100	Noevir Co. Ltd.	82,592
89,000	NOF Corp.	366,734
7,000	Nohmi Bosai Ltd.	40,188
39,500	NOK Corp.	646,941
22,000	Nomura Co. Ltd.	74,865
16,000	Nomura Real Estate Holdings, Inc.	197,048
37,000	Noritake Co. Ltd.	132,334
9,400	Noritsu Koki Co. Ltd.	63,650
9,000	Noritz Corp.	163,343
3,700	NS Solutions Corp.	68,608
10,600	NSD Co. Ltd.	114,840
141,000	NTN Corp.	612,015
4,300	Obara Corp.	46,686
18,000	Obayashi Road Corp.	36,877
350	OBIC Business Consultants Ltd.	18,352
1,400	Obic Co. Ltd.	264,298
25,000	Oenon Holdings, Inc.	53,823
83,000	Ogaki Kyoritsu Bank Ltd. (The)	264,194
3,600	Ohara, Inc.	56,378
900	Ohashi Technica, Inc.	6,386
11,438	Oiles Corp.	188,658
57,000	Oita Bank Ltd. (The)	178,795
26,800	Okabe Co. Ltd.	114,465
13,000	Okamoto Industries, Inc.	53,417
4,000	Okamoto Machine Tool Works Ltd.(b)	6,111
24,000	Okamura Corp.	139,453
109,000	Okasan Securities Group, Inc.	412,559

Shares		Value

JAPAN (continued)
118,000	Oki Electric Industry Co. Ltd.(b)	$94,242
3,460	Okinawa Electric Power Co., Inc. (The)	177,215
32,000	OKK Corp.(b)	50,003
55,000	OKUMA Corp.(b)	331,038
65,000	Okumura Corp.	232,479
15,000	Okura Industrial Co. Ltd.(b)	43,058
6,000	Okuwa Co. Ltd.	56,531
3,500	Olympic Corp.	25,644
12,000	O-M Ltd.	34,724
9,000	ONO Sokki Co. Ltd.	27,085
4,700	Onoken Co. Ltd.	41,835
69,000	Onward Holdings Co. Ltd.	519,127
1,600	Optex Co. Ltd.	16,519
20,000	Organo Corp.	128,248
10,000	Origin Electric Co. Ltd.(b)	39,933
7,500	Osaka Organic Chemical Industry Ltd.	55,212
11,100	Osaka Steel Co. Ltd.	171,906
3,400	OSAKA Titanium Technologies Co.	145,610
6,000	Osaki Electric Co. Ltd.	52,156
13,500	OSG Corp.	149,227
3,100	Otsuka Corp.	202,373
7,300	Oyo Corp.	55,260
140	Pacific Golf Group International Holdings KK	85,885
26,000	Pacific Industrial Co. Ltd.	120,678
9,000	Pacific Metals Co. Ltd.	64,691
3,350	Pack Corp. (The)	63,359
2,000	Pal Co. Ltd.	81,023
46,000	PanaHome Corp.	282,192
200	Panasonic Electric Works Information Systems Co. Ltd.	5,160
7,700	Paramount Bed Co. Ltd.	181,460
24,200	Parco Co. Ltd.	176,188
7,400	Paris Miki Holdings, Inc.	59,101
17,400	Park24 Co. Ltd.	186,698
2,000	Pasco Corp.	4,213
10	Pasona Group, Inc.	6,192
151,000	Penta-Ocean Construction Co. Ltd.	207,987
1,000	Pia Corp.(b)	8,947
2,900	Pigeon Corp.	106,910
54	Pilot Corp.	93,255
1,200	Piolax, Inc.	22,987
65,800	Pioneer Corp.(b)	240,671
4,700	Plenus Co. Ltd.	72,843
2,530	Point, Inc.	127,386
34,000	Press Kogyo Co. Ltd.(b)	98,385
4,000	Prima Meat Packers Ltd.	4,491
6,700	Pronexus, Inc.	34,820
17,000	PS Mitsubishi Construction Co. Ltd.(b)	47,225
22,800	Raito Kogyo Co. Ltd.	49,878

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
17,000	Rasa Industries Ltd.(b)	$15,545
77,840	Rengo Co. Ltd.	503,647
20,300	Renown, Inc.(b)	57,802
6,000	Resort Solution Co. Ltd.	11,528
3,000	Rheon Automatic Machinery Co. Ltd.	8,195
12,100	Ricoh Leasing Co. Ltd.	290,893
4,000	Right On Co. Ltd.	23,983
25,000	Riken Corp.	87,100
7,300	Riken Keiki Co. Ltd.	48,416
21,000	Riken Technos Corp.	56,878
2,600	Riken Vitamin Co. Ltd.	72,678
3,700	Ringer Hut Co. Ltd.	43,512
5,200	Rinnai Corp.	278,974
168	Risa Partners, Inc.	73,699
4,400	Riso Kagaku Corp.	41,711
698	Riso Kyoiku Co. Ltd.	35,266
1,500	Rock Field Co. Ltd.	20,887
18,000	Rohto Pharmaceutical Co. Ltd.	221,679
12,200	Roland Corp.	144,601
2,700	Roland DG Corp.	35,346
3,600	Round One Corp.	16,209
3,500	Royal Holdings Co. Ltd.	35,083
45,000	Ryobi Ltd.(b)	147,925
21,000	Ryoden Trading Co. Ltd.	119,833
2,600	Ryohin Keikaku Co. Ltd.	96,001
24,600	Ryosan Co. Ltd.	627,849
100	Ryoshoku Ltd.	2,469
13,200	Ryoyo Electro Corp.	141,022
5,000	S Foods, Inc.	42,074
115,000	S Science Co. Ltd.(b)	2,662
16,000	Sagami Co. Ltd.(b)	22,964
65,000	Saibu Gas Co. Ltd.	180,566
5,000	Saizeriya Co. Ltd.	94,103
35,000	Sakai Chemical Industry Co. Ltd.	139,360
5,000	Sakai Heavy Industries Ltd.	7,581
39,000	Sakai Ovex Co. Ltd.(b)	63,198
25,000	Sakata INX Corp.	108,224
6,800	Sakata Seed Corp.	91,616
3,500	Sala Corp.	21,188
2,200	San-A Co. Ltd.	80,850
28,000	San-Ai Oil Co. Ltd.	108,571
21,000	Sanden Corp.	69,032
6,000	Sanei-International Co. Ltd.	77,088
13,875	Sangetsu Co. Ltd.	305,300
84,000	San-In Godo Bank Ltd. (The)	617,397
15,700	Sanix, Inc.(b)	25,805
2,000	Sankei Building Co. Ltd. (The)	10,556
44,000	Sanken Electric Co. Ltd.(b)	172,649
39,000	Sanki Engineering Co. Ltd.	308,768
50	Sanko Marketing Foods Co. Ltd.	45,431
8,000	Sanko Metal Industrial Co. Ltd.	15,279
26,800	Sankyo Seiko Co. Ltd.	76,310

Shares		Value

JAPAN (continued)
93,000	Sankyo-Tateyama Holdings, Inc.(b)	$111,951
49,000	Sankyu, Inc.	207,014
20,600	Sanoh Industrial Co. Ltd.	159,755
9,400	Sanrio Co. Ltd.	138,614
15,100	Sanshin Electronics Co. Ltd.	127,763
6,000	Sansui Electric Co. Ltd.(b)	208
2,800	Santen Pharmaceutical Co. Ltd.	93,728
102,000	Sanwa Holdings Corp.	328,213
22,000	Sanyo Chemical Industries Ltd.	152,787
48	Sanyo Housing Nagoya Co. Ltd.	45,169
19,000	Sanyo Shokai Ltd.	75,872
63,000	Sanyo Special Steel Co. Ltd.(b)	325,956
164,000	Sapporo Hokuyo Holdings, Inc.	778,286
25,000	Sapporo Holdings Ltd.	120,377
1,000	Sasebo Heavy Industries Co. Ltd.	1,991
4,000	Sato Corp.	50,420
5,700	Sato Shoji Corp.	34,835
10,100	Satori Electric Co. Ltd.	78,326
2,600	Sawai Pharmaceutical Co. Ltd.	231,124
18,000	SAXA Holdings, Inc.(b)	29,377
1,600	Secom Joshinetsu Co. Ltd.	40,558
2,000	Secom Techno Service Co. Ltd.	60,073
3,000	Seibu Electric Industry Co. Ltd.	11,285
26,000	Seika Corp.	57,781
7,600	Seikagaku Corp.	76,796
20,400	Seiko Epson Corp.	267,765
36,000	Seiko Holdings Corp.(b)	113,340
100	Seiko PMC Corp.	315
99,000	Seino Holdings Corp.	665,768
28,600	Seiren Co. Ltd.	173,133
14,000	Sekisui Jushi Corp.	136,119
29,000	Sekisui Plastics Co. Ltd.	152,057
37,000	Senko Co. Ltd.	116,060
300	Senshu Electric Co. Ltd.	2,955
13,000	Shibusawa Warehouse Co. Ltd. (The)	43,938
9,400	Shibuya Kogyo Co. Ltd.	86,389
167,000	Shiga Bank Ltd. (The)	1,018,682
57,000	Shikibo Ltd.	69,275
71,000	Shikoku Bank Ltd. (The)	226,819
15,000	Shikoku Chemicals Corp.	79,866
12,100	Shima Seiki Manufacturing Ltd.	266,524
24,849	Shimachu Co. Ltd.	454,153
47,000	Shimadzu Corp.	360,137
2,100	Shimizu Bank Ltd. (The)	87,505
10,000	Shin Nippon Air Technologies Co. Ltd.	69,333
4,900	Shin Nippon Biomedical Laboratories Ltd.	21,042
41,000	Shinagawa Refractories Co. Ltd.	111,523
29,000	Shindengen Electric Manufacturing Co. Ltd.(b)	110,435
14,200	Shin-Etsu Polymer Co. Ltd.	83,989
5,800	Shinkawa Ltd.	77,136

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
9,000	Shin-Keisei Electric Railway Co. Ltd.	$36,877
12,000	Shinko Electric Industries Co. Ltd.	158,759
8,500	Shinko Plantech Co. Ltd.	79,003
11,900	Shinko Shoji Co. Ltd.	104,957
7,000	Shinko Wire Co. Ltd.	11,343
8,000	Shin-Kobe Electric Machinery Co. Ltd.	67,319
72,000	Shinmaywa Industries Ltd.	265,849
24,100	Shinnihon Corp.	62,764
19,000	Shinsho Corp.	39,806
100	Shinwa Co. Ltd. Nagoya	1,163
80	Ship Healthcare Holdings, Inc.	53,707
4,000	Shiroki Corp.	9,121
3,000	Shizuki Electric Co., Inc.	11,042
15,000	Shizuoka Gas Co. Ltd.	100,874
4,900	SHO-BOND Holdings Co. Ltd.	104,585
6,400	Shobunsha Publications, Inc.	42,076
18,000	Shochiku Co. Ltd.	122,715
500	Shofu, Inc.	4,138
34,000	Shoko Co. Ltd.	50,767
6,000	Showa Aircraft Industry Co. Ltd.	45,419
40,100	Showa Corp.(b)	223,719
363,600	Showa Denko KK	719,667
32,000	Showa Sangyo Co. Ltd.	99,265
400	Showa Shell Sekiyu KK	2,945
11,600	Siix Corp.	117,886
82	Simplex Technology, Inc.	63,117
12,000	Sinanen Co. Ltd.	49,864
16,000	Sinfonia Technology Co. Ltd.	34,076
35,000	Sintokogio Ltd.	264,946
79	SKY Perfect JSAT Holdings, Inc.	27,935
32,000	SMK Corp.	156,305
6,700	SNT Corp.	17,371
3,000	Sodick Co. Ltd.(b)	9,063
2,200	Soft99 Corp.	13,038
1,800	Sogo Medical Co. Ltd.	48,940
44,688	Sohgo Security Services Co. Ltd.	452,078
560,800	Sojitz Corp.	889,283
67	So-Net Entertainment Corp.	161,693
54,000	Sotetsu Holdings, Inc.	248,764
1,900	Space Co. Ltd.	13,635
200	SPK Corp.	2,859
12,700	Square Enix Holdings Co. Ltd.	245,048
2,200	SRA Holdings, Inc.	20,193
52	SRI Sports Ltd.	52,966
4,300	ST Corp.	49,622
1,000	St. Marc Holdings Co. Ltd.	37,734
7,000	Star Micronics Co. Ltd.	74,460
28,000	Starzen Co. Ltd.	77,782
2,000	Stella Chemifa Corp.	79,171
1,800	Studio Alice Co. Ltd.	15,418
2,300	Sugi Holdings Co. Ltd.	50,395

Shares		Value

JAPAN (continued)
2,900	Sugimoto & Co. Ltd.	$25,276
6,400	Sumida Corp.	63,781
69,000	Sumikin Bussan Corp.	148,550
12,000	Suminoe Textile Co. Ltd.(b)	22,501
3,600	Sumiseki Holdings, Inc.(b)	3,334
6,100	Sumisho Computer Systems Corp.	93,765
76,000	Sumitomo Bakelite Co. Ltd.	396,736
11,700	Sumitomo Densetsu Co. Ltd.	50,649
69,300	Sumitomo Forestry Co. Ltd.	533,416
50,000	Sumitomo Light Metal Industries Ltd.(b)	52,086
13,500	Sumitomo Mitsui Construction Co. Ltd.(b)	10,782
105,000	Sumitomo Osaka Cement Co. Ltd.	196,886
7,800	Sumitomo Pipe & Tube Co. Ltd.	43,426
6,000	Sumitomo Precision Products Co. Ltd.	19,584
1,370	Sumitomo Real Estate Sales Co. Ltd.	56,214
36,300	Sumitomo Rubber Industries, Inc.	360,080
20,000	Sumitomo Seika Chemicals Co. Ltd.	79,634
75,000	Sumitomo Warehouse Co. Ltd. (The)	360,264
6,800	Sundrug Co. Ltd.	176,070
1,900	Sun-Wa Technos Corp.	11,084
10,500	Sunx Ltd.	61,254
64,000	Suruga Bank Ltd.	577,070
12,700	Suzuken Co. Ltd.	444,673
112,000	SWCC Showa Holdings Co. Ltd.(b)	105,006
62,000	SXL Corp.(b)	39,470
4,100	Sysmex Corp.	235,859
54	SysproCatena Corp.	34,627
5,200	T. Hasegawa Co. Ltd.	80,171
16,000	T. RAD Co. Ltd.	44,447
3,200	Tachibana Eletech Co. Ltd.	23,890
3,500	Tachi-S Co. Ltd.	36,015
63,000	Tadano Ltd.	309,914
13,000	Taihei Dengyo Kaisha Ltd.	92,390
39,000	Taihei Kogyo Co. Ltd.	142,196
326,000	Taiheiyo Cement Corp.(b)	441,484
13,500	Taiho Kogyo Co. Ltd.	101,256
16,700	Taikisha Ltd.	264,625
386,900	Taisei Corp.	774,740
500	Taisei Lamick Co., Ltd.	12,281
2,200	Taiyo Ink Manufacturing Co. Ltd.	60,529
45,000	Taiyo Yuden Co. Ltd.	576,075
600	Takachiho Koheki Co. Ltd.	6,188
16,000	Takagi Securities Co. Ltd.	24,261
3,400	Takamatsu Construction Group Co. Ltd.	41,479

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
4,600	Takano Co. Ltd.	$24,599
15,000	Takaoka Electric Manufacturing Co. Ltd.	52,954
49,000	Takara Holdings, Inc.	264,865
3,800	Takara Printing Co. Ltd.	29,557
55,000	Takara Standard Co. Ltd.	354,592
36,000	Takasago International Corp.	164,593
33,400	Takasago Thermal Engineering Co. Ltd.	287,628
26,000	Takashima & Co. Ltd.	40,627
91,000	Takashimaya Co. Ltd.	705,712
10,600	Takata Corp.	209,681
590	Take and Give Needs Co. Ltd.(b)	34,760
9,000	Takihyo Co. Ltd.	40,315
20,000	Takiron Co. Ltd.	61,115
28,000	Takisawa Machine Tool Co. Ltd.(b)	30,789
24,000	Takuma Co. Ltd.(b)	56,670
5,900	Tamron Co. Ltd.	98,885
25,000	Tamura Corp.	83,049
26,000	Tatsuta Electric Wire and Cable Co. Ltd.	58,985
18,000	Tayca Corp.	51,670
18,000	TBK Co. Ltd.	63,962
27,000	Teac Corp.(b)	13,126
1,200	Techno Ryowa Ltd.	5,709
5,800	Teikoku Piston Ring Co. Ltd.	45,785
7,000	Teikoku Sen-I Co. Ltd.	38,486
14,000	Teikoku Tsushin Kogyo Co. Ltd.	33,544
9,000	Tekken Corp.(b)	7,605
13,300	Tenma Corp.	143,630
26	T-GAIA Corp.	44,178
21,400	THK Co. Ltd.	422,823
1,000	Tigers Polymer Corp.	3,611
8,300	TKC Corp.	142,088
41,000	Toa Corp.	41,762
22,000	Toa Oil Co. Ltd.	23,682
24,000	Toa Road Corp.	35,280
82,000	Toagosei Co. Ltd.	363,516
15,000	Tobu Store Co. Ltd.	43,753
40,600	TOC Co. Ltd.	149,909
27,000	Tochigi Bank Ltd. (The)	111,256
157,000	Toda Corp.	505,191
15,000	Toda Kogyo Corp.	130,563
17,000	Toei Co. Ltd.	73,199
19,000	Toenec Corp.	109,080
71,000	Toho Bank Ltd. (The)	208,739
43,000	Toho Gas Co. Ltd.	217,501
10,900	Toho Holdings Co. Ltd.	163,005
10,900	Toho Real Estate Co. Ltd.	55,891
5,500	Toho Titanium Co. Ltd.	151,259
63,000	Toho Zinc Co. Ltd.	229,701
9,000	Tohoku Bank Ltd. (The)	14,272
14,000	Tohto Suisan Co. Ltd.	22,524

Shares		Value

JAPAN (continued)
54,000	Tokai Carbon Co. Ltd.	$285,016
13,000	Tokai Corp.	58,082
16,800	Tokai Rika Co. Ltd.	285,266
22,800	Tokai Rubber Industries, Inc.	271,821
92,000	Tokai Tokyo Financial Holdings	334,371
13,000	Toko Electric Corp.	77,794
22,000	Toko, Inc.(b)	37,687
30,840	Tokushu Tokai Holdings Co. Ltd.	75,677
141,000	Tokuyama Corp.	708,305
35,000	Tokyo Dome Corp.	92,772
10	Tokyo Electron Device Ltd.	15,174
10,000	Tokyo Energy & Systems, Inc.	68,175
3,700	Tokyo Individualized Educational Institute, Inc.	12,077
26,000	Tokyo Keiki, Inc.	34,007
15,000	Tokyo Kikai Seisakusho Ltd.(b)	16,320
27,000	Tokyo Ohka Kogyo Co. Ltd.	463,777
11,000	Tokyo Rakutenchi Co. Ltd.	42,780
61,000	Tokyo Rope Manufacturing Co. Ltd.	154,627
1,000	Tokyo Sangyo Co. Ltd.	2,998
11,900	Tokyo Seimitsu Co. Ltd.(b)	161,706
58,100	Tokyo Steel Manufacturing Co. Ltd.	695,357
23,000	Tokyo Style Co. Ltd.	180,763
228,000	Tokyo Tatemono Co. Ltd.	744,210
5,800	Tokyo Tatemono Real Estate Sales Co. Ltd.	17,253
16,000	Tokyo Tekko Co. Ltd.	39,076
15,000	Tokyo Theaters Co., Inc.	20,835
11,300	Tokyo Tomin Bank Ltd. (The)	123,862
36,000	Tokyotokeiba Co. Ltd.	50,836
2,300	Tokyu Community Corp.	63,733
15,520	Tokyu Construction Co. Ltd.	40,239
174,000	Tokyu Land Corp.	632,398
8,000	Toli Corp.	13,982
17,000	Tomato Bank Ltd.	34,041
3,500	Tomen Devices Corp.	70,895
14,800	Tomoe Corp.	31,006
1,500	Tomoe Engineering Co. Ltd.	19,255
28,000	Tomoku Co. Ltd.	75,190
15,200	Tomony Holdings, Inc.(b)	55,596
4,536	Tomy Co. Ltd.	36,175
30,000	Tonami Holdings Co. Ltd.	64,240
28,000	Tonichi Carlife Group(b)	30,789
10,100	Topcon Corp.	49,334
28,900	Toppan Forms Co. Ltd.	278,647
3,100	Topre Corp.	22,283
95,000	Topy Industries Ltd.	214,422
18	Toridoll Corp.	32,960
7,200	Torigoe Co. Ltd. (The)	59,170
8,100	Torii Pharmaceutical Co. Ltd.	133,320
5,000	Torishima Pump Manufacturing Co. Ltd.	76,972

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
67,000	Toshiba Machine Co. Ltd.	$243,509
17,000	Toshiba Plant Systems & Services Corp.	202,280
76,000	Toshiba TEC Corp.	277,099
24,000	Tosho Printing Co. Ltd.(b)	41,669
211,000	Tosoh Corp.	564,165
18,000	Totetsu Kogyo Co. Ltd.	117,090
38,000	TOTO Ltd.	259,066
20,000	Tottori Bank Ltd. (The)	52,086
1,300	Touei Housing Corp.	13,678
99,000	Towa Bank Ltd. (The)(b)	88,234
5,500	Towa Corp.(b)	41,061
2,000	Towa Pharmaceutical Co. Ltd.	117,831
59,000	Toyo Construction Co. Ltd.	27,999
11,900	Toyo Corp.	131,266
5,000	Toyo Electric Manufacturing Co. Ltd.	23,323
70,000	Toyo Engineering Corp.	219,573
112,000	Toyo Ink Manufacturing Co. Ltd.	432,988
30,000	Toyo Kanetsu K K	47,225
33,000	Toyo Kohan Co. Ltd.	188,691
36,000	Toyo Securities Co. Ltd.	58,337
20,000	Toyo Suisan Kaisha Ltd.	432,201
1,800	Toyo Tanso Co. Ltd.	90,943
28,000	Toyo Tire & Rubber Co. Ltd.	65,143
20,000	Toyo Wharf & Warehouse Co. Ltd.	33,798
99,000	Toyobo Co. Ltd.	169,593
31,600	Toyota Auto Body Co. Ltd.	437,085
10,900	Transcosmos, Inc.(b)	99,418
13,600	Trusco Nakayama Corp.	203,697
11,500	TS Tech Co. Ltd.	181,428
63,000	Tsubakimoto Chain Co.	263,974
2,000	Tsubakimoto Kogyo Co. Ltd.	4,792
28,000	Tsudakoma Corp.(b)	48,290
34,000	Tsugami Corp.	212,906
5,000	Tsukishima Kikai Co. Ltd.	34,493
30,033	Tsukuba Bank Ltd.(b)	78,911
12,400	Tsumura & Co.	373,026
3,700	Tsuruha Holdings, Inc.	142,612
4,000	Tsurumi Manufacturing Co. Ltd.	25,742
2,800	Tsutsumi Jewelry Co. Ltd.	65,143
145	TV Asahi Corp.	205,596
2,600	TV Tokyo Corp.	49,776
149,000	Ube Industries Ltd.	372,522
9,000	Ube Material Industries Ltd.	21,564
29,000	Uchida Yoko Co. Ltd.	89,959
23,900	Ulvac, Inc.	470,282
21,000	Uniden Corp.(b)	57,608
6,300	Unipres Corp.	105,662
5,600	United Arrows Ltd.	68,254
70,000	Unitika Ltd.(b)	60,767
2,200	Universe Co. Ltd.	30,990
106,900	UNY Co. Ltd.	826,543
18,100	U-Shin Ltd.	166,345

Shares		Value

JAPAN (continued)
18,000	Ushio, Inc.	$305,851
3,940	USS Co. Ltd.	296,429
7,600	Utoc Corp.	20,145
17,900	Valor Co. Ltd.	140,681
18,700	Vital KSK Holdings, Inc.	108,224
37,000	Wacoal Holdings Corp.	484,368
19,000	Wakachiku Construction Co. Ltd.(b)	10,776
9,900	Warabeya Nichiyo Co. Ltd.	120,549
2,900	Watabe Wedding Corp.	34,305
5,500	WATAMI Co. Ltd.	106,123
1,500	Weathernews, Inc.	20,539
15,000	Wood One Co. Ltd.	55,212
14,500	Xebio Co. Ltd.	287,667
2,600	YAC Co. Ltd.	23,594
6,600	Yachiyo Bank Ltd. (The)	127,577
11,000	Yahagi Construction Co.	67,226
3,500	Yaizu Suisankagaku Industry Co. Ltd.	40,755
4,600	YAMABIKO Corp.	42,702
101,000	Yamagata Bank Ltd. (The)	473,465
73,000	Yamaguchi Financial Group, Inc.	684,415
79,900	Yamaha Corp.	886,904
8,000	Yamaichi Electronics Co. Ltd.(b)	31,761
52,000	Yamanashi Chuo Bank Ltd. (The)	210,058
12,400	Yamatake Corp.	316,907
45,000	Yamatane Corp.	61,462
25,900	Yamato Kogyo Co. Ltd.	631,949
9,000	Yamazaki Baking Co. Ltd.	114,069
100	Yamazawa Co. Ltd.	1,379
18,200	Yamazen Corp.	76,891
2,500	Yaoko Co. Ltd.	71,937
34,000	Yaskawa Electric Corp.	256,195
5,100	Yasuda Warehouse Co. Ltd. (The)	30,047
9,200	Yellow Hat Ltd.	63,893
43,000	Yodogawa Steel Works Ltd.	180,670
75,500	Yokogawa Electric Corp.(b)	447,433
27,900	Yokohama Reito Co. Ltd.	200,866
99,000	Yokohama Rubber Co. Ltd. (The)	529,406
8,800	Yokowo Co. Ltd.	53,475
5,000	Yomeishu Seizo Co. Ltd.	47,109
13,000	Yomiuri Land Co. Ltd.	43,336
8,000	Yondenko Corp.	34,446
8,500	Yonekyu Corp.	74,478
3,500	Yonex Co. Ltd.	24,672
8,300	Yorozu Corp.	121,145
124	Yoshinoya Holdings Co. Ltd.	142,235
72,000	Yuasa Trading Co. Ltd.(b)	68,337
27,000	Yuken Kogyo Co. Ltd.	55,628
3,600	Yukiguni Maitake Co. Ltd.	21,751
19,000	Yurtec Corp.	76,092

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
3,600	Yusen Air & Sea Service Co. Ltd.	$53,253
2,640	Yushin Precision Equipment Co. Ltd.	46,722
2,700	Yushiro Chemical Industry Co. Ltd.	33,033
4,600	Zenrin Co. Ltd.	47,121
14,300	Zensho Co. Ltd.	133,243
72,000	Zeon Corp.	518,363
5,000	ZERIA Pharmaceutical Co. Ltd.	55,154
15,400	Zuken, Inc.	105,168

		177,478,709

LIECHTENSTEIN — 0.0%

1,145	Liechtensteinische Landesbank AG	77,216
1,759	Verwalt & Privat-Bank AG	228,803

		306,019

LUXEMBOURG — 0.0%
4,900	Altisource Portfolio Solutions SA(b)	139,013
10,772	D’amico International Shipping SA(b)	14,908
2,500	Flagstone Reinsurance Holdings SA	27,600
6,151	Oriflame Cosmetics SA	367,800
9,489	Regus Plc	11,145

		560,466

MALAYSIA — 0.3%
61,000	Aeon Co. (Malaysia) Berhad	97,799
226,400	Affin Holdings Berhad	217,076
608,300	AirAsia Berhad(b)	284,931
418,000	Alliance Financial Group Berhad	383,703
45,800	Amway (Malaysia) Holdings Berhad	116,480
58,400	ANN JOO Resources Berhad	46,265
39,600	APM Automotive Holdings Berhad	57,638
85,200	Bandar Raya Developements Berhad	53,568
22,000	Batu Kawan Berhad	76,907
436,600	Berjaya Corp. Berhad	148,233
10,900	Berjaya Media Berhad(b)	2,056
43,660	Berjaya Retail Berhad(b)(c)	1,373
112,100	Berjaya Sports Toto Berhad	148,010
222,440	Boustead Holdings Berhad	272,718
47,900	Bursa Malaysia Berhad	106,009
75,100	Carlsberg Brewery-Malaysia Berhad	121,114
28,000	Chemical Co. of Malaysia Berhad	18,397
54,100	CSC Steel Holdings Berhad	28,742
295,832	Dialog Group Berhad	100,440
144,800	DRB-Hicom Berhad	51,438

Shares		Value

MALAYSIA (continued)
313,100	Eastern & Oriental Berhad(b)	$116,145
79,400	EON Capital Berhad	173,726
84,900	Evergreen Fibreboard Berhad	44,038
48,300	Faber Group Berhad	42,363
18,500	Fraser & Neave Holdings Berhad	83,631
401,500	Gamuda Berhad	419,044
48,100	Genting Plantations Berhad	105,847
152,700	Green Packet Berhad(b)	47,044
76,900	Guinness Anchor Berhad	196,541
65,000	GuocoLand Malaysia Berhad	20,025
31,600	Hai-O Enterprise Berhad	36,160
60,800	HAP Seng Consolidated Berhad	52,944
110,500	Hap Seng Plantations Holdings Berhad	80,244
15,700	Hartalega Holdings Berhad	40,472
54,100	Hong Leong Financial Group Berhad	147,623
51,500	Hong Leong Industries Berhad	80,949
213,100	IGB Corp. Berhad	125,944
522,840	IJM Corp. Berhad	830,035
114,200	IJM Land Berhad(b)	86,162
97,200	IJM Plantations Berhad	74,252
32,800	JT International Berhad	56,712
54,800	Keck Seng (Malaysia) Berhad	101,641
131,768	Kencana Petroleum Berhad	63,792
54,900	KFC Holdings Malaysia Berhad	186,394
276,800	KLCC Property Holdings Berhad	277,583
701,500	KNM Group Berhad(b)	110,264
33,200	Kossan Rubber Industries	41,435
93,750	KPJ Healthcare Berhad	107,867
73,600	Kulim Malaysia Berhad	183,017
60,000	Kurnia Asia Berhad(b)	9,714
64,100	Lafarge Malayan Cement Berhad	135,817
157,800	Landmarks Berhad(b)	65,481
97,400	Lingkaran Trans Kota Holdings Berhad	97,676
112,000	Lion Industries Corp. Berhad	56,334
9,000	LPI Capital Berhad	50,305
89,880	Mah Sing Group Berhad	51,990
69,800	Malaysia Airports Holdings Berhad	113,005
73,500	Malaysia Building Society	34,428
100,200	Malaysian Airline System Berhad(b)	67,094
64,800	Malaysian Bulk Carriers Berhad	59,687
12,000	Malaysian Pacific Industries	22,785
371,250	Malaysian Resources Corp. Berhad(b)	197,238
82,500	MEASAT Global Berhad(b)	105,297
279,900	MMC Corp. Berhad	227,897
37,000	MNRB Holdings Berhad(b)	32,219
26,600	Mudajaya Group Berhad	43,567
450,000	Mulpha International Berhad(b)	62,952
58,700	NCB Holdings Berhad	68,831

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

MALAYSIA (continued)
4,700	Nestle Malaysia Berhad	$57,328
84,600	Oriental Holdings Berhad	140,158
249,125	OSK Holdings Berhad	101,812
77,386	Parkson Holdings Berhad	134,531
8,500	Pelikan International Corp. Berhad	3,233
106,300	POS Malaysia Berhad	103,927
147,300	Proton Holdings Berhad(b)	213,008
10,900	QL Resources Berhad	15,146
820,000	Samling Global Ltd.	67,564
84,100	SapuraCrest Petroleum Berhad	60,544
3,700	Sarawak Oil Palms Berhad	3,268
595,400	Scomi Group Berhad	79,549
75,100	Shangri-La Hotels (Malaysia) Berhad	59,967
28,400	Shell Refining Co. Federation of Malaya Berhad	95,173
151,100	SP Setia Berhad	198,553
91,200	Star Publications Malaysia Berhad	100,919
37,290	Subur Tiasa Holdings Berhad	25,204
62,400	Sunrise Berhad	39,821
150,100	Sunway City Berhad	177,421
153,500	Sunway Holdings Berhad	75,761
19,600	Supermax Corp. Berhad	38,387
51,600	Ta Ann Holdings Berhad	82,891
325,600	TA Enterprise Berhad	66,533
195,360	Ta Global Berhad(b)	23,338
195,360	Ta Global Berhad - Preferred Shares(b)	18,117
210,800	TAN Chong Motor Holdings Berhad	310,136
43,100	Telekom Malaysia Berhad	45,525
484,800	Time dotCom Berhad(b)	94,491
360,600	Titan Chemicals Corp. Berhad	250,527
120,960	Top Glove Corp. Berhad	252,491
275,400	Tradewinds Corp. Berhad	56,275
120,375	UEM Land Holdings Berhad(b)	64,331
75,100	UMW Holdings Berhad	147,556
10,800	Unico-Desa Plantations Berhad	3,344
176,280	Unisem (M) Berhad	126,904
10,000	United Malacca Berhad	31,122
38,700	United Plantations Berhad	176,407
105,875	Wah Seong Corp. Berhad	81,878
93,600	WCT Berhad	83,272
141,900	WTK Holdings Berhad	51,300
82,258	YNH Property Berhad(b)	43,443
357,200	Zelan Berhad(b)	68,498
48,400	Zhulian Corp. Berhad	30,887

		11,667,648

MEXICO — 0.3%
134,100	Alfa SAB de CV - Series A	1,038,323
48,200	Alsea SAB de CV	47,603
82,600	Axtel SAB de CV - CPO Shares(b)	54,102

Shares		Value

MEXICO (continued)
35,800	Banco Compartamos SA de CV(b)	$213,271
141,400	Bolsa Mexicana de Valores SAB de CV	241,872
32,900	Controladora Comercial Mexicana SAB de CV(b)	30,205
158,600	Corp. GEO SAB de CV - Series B(b)	444,846
107,308	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)	53,753
27,800	Corp. Moctezuma SAB de CV	65,894
4,000	Desarrolladora Homex SAB de CV(b)	19,841
241,200	Embotelladoras Arca SAB de CV	857,566
283,850	Empresas ICA Sociedad Controladora SAB de CV(b)	717,657
32,900	Financiera Independencia Sab de CV(b)	33,168
59,000	Genomma Lab Internacional SA de CV - Class B(b)	201,379
98,600	Grupo Aeroportuario del Centro Norte SAB de CV	163,596
260,800	Grupo Aeroportuario del Pacifico SAB de CV - Series B	843,593
163,500	Grupo Aeroportuario del Sureste SAB de CV - Series B(b)	871,449
76,400	Grupo Bimbo SAB de CV - Class A	576,467
120,492	Grupo Cementos de Chihuahua SAB de CV(b)	411,739
109,000	Grupo Continental SAB de CV	308,224
67,000	Grupo Famsa SAB de CV - Class A(b)	95,285
250,100	Grupo Financiero Banorte SAB de CV - Series O	979,909
52,600	Grupo Herdez SAB de CV	73,975
57,500	Grupo Industrial Maseca SAB de CV - Series B(d)	53,608
31,900	Grupo Industrial Saltillo SAB de CV(b)	25,204
55,900	Grupo Simec SAB de CV - Series B(b)	124,549
250,800	Impulsora del Desarrollo y El Empleo En America Latina SAB de CV(b)	303,177
138,400	Industrias CH SAB de CV - Series B(b)	497,537
5,700	Industrias Penoles SAB de CV	119,334
123,800	Megacable Holdings SAB de CV(b)	308,112
127,413	Mexichem SAB de CV	353,345
413,200	Organizacion Soriana SAB de CV - Series B(b)	1,113,249
40,900	Promotora y Operadora de Infraestructura SAB de CV(b)	94,036

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

MEXICO (continued)
25,500	Qualitas Compania de Seguros SA de CV	$17,911
254,600	TV Azteca SA de CV	137,793
155,800	Urbi Desarrollos Urbanos SAB de CV(b)	301,586

		11,793,158

MONACO — 0.0%
560	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	35,758

NETHERLANDS — 0.5%
44,047	Aalberts Industries NV	656,368
1,805	Accell Group	81,151
3,510	AMG Advanced Metallurgical Group NV(b)	32,270
1,517	Amsterdam Commodities NV	15,878
5,838	Arcadis NV(b)	113,090
16,551	ASM International NV(b)	420,477
11,109	BE Semiconductor Industries NV(b)	63,263
2,250	Beter BED Holding NV	50,109
996	BinckBank NV	13,959
37,499	Brit Insurance Holdings Plc	588,413
4,451	Brunel International	140,890
26,456	Crucell NV(b)	507,490
14,057	CSM NV	407,768
1,309	Dockwise Ltd.(b)	32,750
4,727	Draka Holding(b)	72,010
2,028	Exact Holding NV	47,147
2,983	Fornix Biosciences NV	17,687
15,923	Fugro NV - CVA	840,690
4,234	Grontmij NV CVA	81,301
4,875	Heijmans NV - CVA(b)	77,251
203	Hunter Douglas NV	7,804
16,720	Imtech NV	465,734
4,203	Innoconcepts(b)	1,183
9,322	Kardan NV(b)	39,602
4,051	KAS Bank NV - CVA	62,293
419	Kendrion NV(b)	5,378
54,683	Koninklijke BAM Groep NV	264,448
20,807	Koninklijke Boskalis Westminster NV - CVA	859,129
74,944	Koninklijke DSM NV	3,556,414
11,703	Koninklijke Wessanen NV(b)	43,861
3,878	Macintosh Retail Group NV	75,804
22,946	Mediq NV	423,564
13,800	Nutreco Holding NV	833,805
23,562	Ordina NV(b)	96,659
4,436	Punch Graphix NV(b)	12,839
69,775	Qiagen NV(b)	1,295,262
11,176	Qurius NV(b)	3,801
44,158	Randstad Holding NV(b)	1,983,562
61,376	SBM Offshore NV	968,185
9,228	Sligro Food Group NV	262,156
10,373	SNS Reaal(b)	57,125

Shares		Value

NETHERLANDS (continued)
9,682	Telegraaf Media Groep NV	$182,948
13,738	Ten Cate NV	366,737
15,287	TKH Group NV	302,804
17,197	TomTom NV(b)	103,580
6,421	Unit 4 Agresso NV(b)	141,035
28,285	USG People NV(b)	434,391
12,312	Vopak	500,345
40,507	Wolters Kluwer NV	817,140

		18,427,550

NEW ZEALAND — 0.1%
124,893	Air New Zealand Ltd.	100,598
513,564	Auckland International Airport Ltd.	737,885
77,302	Contact Energy Ltd.(b)	319,738
206	Ebos Group Ltd.(b)	957
77,099	Fisher & Paykel Healthcare Corp. Ltd.	168,960
72,534	Infratil Ltd.	85,794
22,271	Mainfreight Ltd.	107,471
110,635	New Zealand Oil & Gas Ltd.	99,550
36,071	New Zealand Refining Co. Ltd. (The)(b)	79,049
91,517	Nuplex Industries Ltd.	195,908
5,064	NZX Ltd.(b)	5,439
69,822	PGG Wrightson Ltd.(b)	26,853
80,140	Pike River Coal Ltd.(b)	57,572
38,635	Port of Tauranga Ltd.	193,446
27,536	Pumpkin Patch Ltd.	36,766
225,789	Pyne Gould Corp. Ltd.(b)	67,176
76,230	Ryman Healthcare Ltd.	112,293
15,128	Sanford Ltd.	44,130
46,141	Sky City Entertainment Group Ltd.	101,452
71,497	Sky Network Television Ltd.	250,590
12,969	Steel & Tube Holdings Ltd.	20,798
57,029	Tower Ltd.	77,387
28,805	TrustPower Ltd.	150,498
49,480	Vector Ltd.	74,683
34,146	Warehouse Group Ltd. (The)	87,467

		3,202,460

NORWAY — 0.2%
8,000	ABG Sundal Collier Holding ASA	8,599
48,800	Acergy SA	801,225
8,739	Acta Holding ASA(b)	3,006
7,932	Aker Solutions ASA	102,815
7,600	Aktiv Kapital ASA(b)	51,789
34,500	Atea ASA	241,908
13,000	Austevoll Seafood ASA(b)	80,455
3,554	Blom ASA(b)	3,393
4,828	Bonheur ASA	104,897
97,500	BW Offshore Ltd.(b)	136,410
3,200	Camillo Eitzen & Co. ASA(b)	5,899
17,718	Cermaq ASA(b)	161,856

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

NORWAY (continued)
1,964	Det Norske Oljeselskap ASA(b)	$7,597
136,848	DNO International ASA(b)	188,082
6,880	DOF ASA(b)	49,714
25,800	EDB Business Partner ASA(b)	65,398
175,130	Eitzen Chemical ASA(b)	41,797
5,500	Ekornes ASA	118,139
24,046	Eltek ASA(b)	13,101
3,400	Farstad Shipping ASA	86,743
5,300	Fred Olsen Energy ASA	155,979
6,500	Ganger Rolf ASA	133,200
1,606	Grieg Seafood ASA	4,573
12,320	Kongsberg Gruppen ASA	245,368
1,127,000	Marine Harvest(b)	849,408
7,030	Nordic Semiconductor ASA	31,589
60,025	Norse Energy Corp. ASA(b)	16,697
83,761	Norske Skogindustrier ASA(b)	102,712
4,652	Norwegian Air Shuttle AS(b)	77,719
45,523	Norwegian Energy Co. AS(b)	102,279
3,001	Odfjell ASA - Class A(b)	21,042
5,935	Opera Software ASA	23,054
2,242	Panoro Energy ASA(b)	2,214
72,800	Petroleum Geo-Services ASA(b)	653,054
11,049	Pronova BioPharma A/S(b)	27,098
4,055	Rieber & Son ASA	26,831
18,600	Schibsted ASA(b)	416,364
3,800	Solstad Offshore ASA	75,056
15,383	SpareBank 1 SMN	114,952
110,200	Storebrand ASA(b)	653,533
42,000	TGS Nopec Geophysical Co. ASA(b)	556,156
24,200	Tomra Systems ASA	118,701
15,000	Veidekke ASA	99,005
3,615	Wilh Wilhelmsen Holding ASA	66,047

		6,845,454

PERU — 0.0%
3,240	Copeinca ASA(b)	22,132
23,658	Hochschild Mining Plc	107,433

		129,565

PHILIPPINES — 0.1%
1,120,000	Aboitiz Equity Ventures, Inc.	571,679
327,000	Aboitiz Power Corp.	144,655
908,000	Ayala Land, Inc.	291,437
332,000	Banco de Oro Unibank, Inc.	340,382
231,500	Bank of The Philippine Islands	240,902
1,061,000	Benpres Holdings Corp.(b)	87,349
6,399	China Banking Corp.	58,298
255,600	DMCI Holdings, Inc.	105,046
1,767,500	Energy Development Corp.	171,512
80,000	Filinvest Development Corp.	5,884
2,159,375	Filinvest Land, Inc.	47,881
185,200	First Gen Corp.(b)	38,544
142,200	First Philippine Holdings Corp.	172,638
5,040	Globe Telecom, Inc.	97,370

Shares		Value

PHILIPPINES (continued)
186,300	International Container Terminal Services, Inc.	$129,040
155,000	Jollibee Foods Corp.	263,721
127,000	Manila Water Co., Inc.	46,952
6,139,696	Megaworld Corp.	202,185
256,400	Metropolitan Bank & Trust	337,739
623,000	Pepsi-Cola Products Philippines, Inc.	37,886
3,950	Philippine Stock Exchange, Inc.	22,373
100,000	Rizal Commercial Banking Corp.	48,957
321,900	Robinsons Land Corp.	93,991
29,160	Semirara Mining Corp.	67,090
272,000	SM Development Corp.	39,412
65,600	Union Bank of Philippines	66,104
509,115	Universal Robina Corp.	367,166
1,823,000	Vista Land & Lifescapes, Inc.	96,453

		4,192,646

POLAND — 0.2%
12,800	Agora SA(b)	103,058
14,296	Alchemia SA(b)	33,252
1,453	AmRest Holdings NV(b)	33,111
7,270	Apator SA	45,408
22,027	Asseco Poland SA	393,390
1,272	Bank BPH SA(b)	22,262
7,366	Bank Handlowy W Warszawie SA(b)	185,228
100,867	Bank Millennium SA(b)	153,236
38,229	Barlinek SA(b)	53,227
998,357	Bioton SA(b)	68,203
62,617	Boryszew SA(b)	61,110
2,016	BRE Bank SA(b)(e)	169,137
840	BRE Bank SA(b)(e)	69,954
6,112	Budimex SA	188,490
2,000	Central European Distribution Corp.(b)	52,140
7,079	Cersanit-Krasnystaw SA(b)	31,319
3,727	Ciech SA(b)	33,208
1,000	Dom Development SA	15,247
155,994	Echo Investment SA(b)	241,045
526	Elektrobudowa SA	28,986
2,276	Emperia Holding SA	61,824
32,056	Eurocash SA	238,804
6,186	Farmacol SA(b)	84,519
1,955	Firma Oponiarska Debica SA	41,657
78,846	Getin Holdings SA(b)	263,418
31,220	Getin Noble Bank SA(b)	54,640
1,818	Grupa Kety SA(b)	63,104
33,977	Grupa Lotos SA(b)	357,344
24,175	Impexmetal SA	32,480
1,500	Inter Cars SA(b)	36,597
4,255	Koelner SA(b)	16,846
3,531	Kredyt Bank SA(b)	17,827
66,182	LC Corp. SA(b)	31,649
350	LPP SA(b)	199,821

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

POLAND (continued)
19,185	MCI Management SA(b)	$45,685
4,776	Mondi Swiecie SA(b)	113,418
8,958	Mostostal Zabrze SA(b)	10,841
557	Mostostal-Warszawa SA(b)	12,231
37,549	Multimedia Polska SA(b)	116,043
115,441	Netia SA(b)	185,517
3,805	NG2 SA	69,317
12,374	Orbis SA(b)	151,354
1,798	PBG SA	134,470
16,684	Pfleiderer Grajewo SA(b)	55,686
68,750	Polimex Mostostal SA	106,457
2,961	Polnord SA(b)	33,877
53,739	Polski Koncern Naftowy Orlen SA(b)	682,664
10,688	Przedsiebiorstwo Eksportu I Importu Kopex SA(b)	66,200
21,032	Rafako SA	87,234
6,488	Sygnity SA(b)	29,126
363,944	Synthos SA(b)	237,972
27,465	TVN SA	159,036
7,830	Vistula Group SA(b)	6,444
136	Zaklad Przetworstwa Hutniczego Stalprodukt SA	18,936
1,517	Zaklady Azotowe Pulawy SA	34,051
5,282	Zaklady Azotowe W Tarnowie-Moscicach SA	26,771
2,268	Zaklady Tluszczowe Kruszwica	57,106

		5,921,977

PORTUGAL — 0.1%
16,064	Altri SGPS SA(b)	82,479
161,242	Banco BPI SA	357,419
1,603,472	Banco Comercial Portugues SA	1,387,473
13,109	Banco Espirito Santo SA	62,763
46,853	Cimpor Cimentos de Portugal SGPS SA	285,012
7,786	Corticeira Amorim SA(b)	8,929
27,456	Finibanco Holding SGPS SA	52,953
27,299	Global Intelligent Technologies SGPS SA(b)	20,278
7,951	Impresa SGPS(b)	16,889
7,597	Inapa-Invest Particip Gesta(b)	4,742
46,823	Jeronimo Martins SGPS SA	511,632
1,206	Novabase SGPS SA(b)	5,155
64,559	Portucel Empresa Produtora de Pasta e Papel SA	185,171
34,594	REN - Redes Energeticas Nacionais SA	118,564
19,000	SAG GEST-Solucoes Automovel Globais SGPS SA(b)	25,007
17,974	Semapa - Sociedade de Investimento e Gestao	177,780
235,754	Sonae	247,622
31,589	Sonae Industria SGPS SA(b)	96,533
48,484	Sonaecom - SGPS SA(b)	94,268
36,714	Teixeira Duarte - Engenharia Construcoes SA - Class C(b)	47,365

Shares		Value

PORTUGAL (continued)
22,849	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	$94,836

		3,882,870

PUERTO RICO — 0.0%
1,300	Oriental Financial Group, Inc.	18,408
1,600	Triple-S Management Corp. - Class B(b)	31,808

		50,216

SINGAPORE — 0.3%
366,000	Allgreen Properties Ltd.	314,914
43,000	Armstrong Industrial Corp. Ltd.	13,598
20,000	Asia Food and Properties Ltd.(b)	8,089
111,000	ASL Marine Holdings Ltd.	70,202
1,000	Ban Joo & Co. Ltd.(b)	29
136,000	Banyan Tree Holdings Ltd.(b)	87,013
78,000	Beyonics Technology Ltd.(b)	13,193
7,400	Bonvests Holdings Ltd.	5,143
37,000	Boustead Singapore Ltd.	24,761
17,000	Breadtalk Group Ltd.	7,376
33,000	Broadway Industrial Group Ltd.	27,909
24,000	Bukit Sembawang Estates Ltd.	85,601
28,000	Cerebos Pacific Ltd.	85,660
71,000	China Aviation Oil Singapore Corp. Ltd.	75,710
291,000	China Energy Ltd.(b)	33,170
29,000	China Merchants Holdings Pacific Ltd.	14,502
177,000	Chuan Hup Holdings Ltd.(b)	33,843
306,000	ComfortDelgro Corp. Ltd.	360,053
184,000	Cosco Corp. Singapore Ltd.	221,915
11,250	Creative Technology Ltd.	33,424
46,000	CSC Holdings Ltd.	5,413
65,000	CSE Global Ltd.	45,889
13,000	CWT Ltd.	8,843
47,000	Ezion Holdings Ltd.	24,195
72,000	Ezra Holdings Ltd.	105,898
121,000	First Resources Ltd.	100,552
183,000	FJ Benjamin Holdings Ltd.	47,775
70,000	Goodpack Ltd.	86,998
15,000	GP Batteries International Ltd.	19,856
80,000	GP Industries Ltd.	26,769
19,000	Guocoland Ltd.	30,321
110,000	Ho Bee Investment Ltd.	133,476
201,000	Hong Fok Corp. Ltd.(b)	85,733
63,000	Hong Leong Asia Ltd.	165,399
112,600	Hotel Properties Ltd.	235,998
126,000	HTL International Holdings Ltd.	55,596
65,000	HupSteel Ltd.	10,994
56,000	Hwa Hong Corp. Ltd.	26,357
49,000	Hyflux Ltd.	116,392
94,000	Indofood Agri Resources Ltd.(b)	160,377
4,000	InnoTek Ltd.	1,515

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

SINGAPORE (continued)
114,000	Jaya Holdings Ltd.(b)	$54,912
267,000	Jiutian Chemical Group Ltd.(b)	12,763
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	1,709
257,000	K1 Ventures Ltd.	26,460
190,000	Keppel Land Ltd.	564,495
22,000	Keppel Telecommunications & Transportation Ltd.	20,547
122,400	Kim Eng Holdings Ltd.	144,921
48,000	KS Energy Services Ltd.	38,123
15,000	Lion Asiapac Ltd.	2,647
92,000	Lippo-Mapletree Indonesia Retail Trust REIT	32,814
252,000	Low Keng Huat Singapore Ltd.	79,688
3,000	MCL Land Ltd.	4,170
70,000	Mercator Lines Singapore Ltd.	14,414
204,000	Metro Holdings Ltd.	117,767
87,000	Midas Holdings Ltd.	60,461
66,000	MobileOne Ltd.	102,897
25,000	Neptune Orient Lines Ltd.(b)	37,689
30,000	NSL Ltd.	31,108
53,000	Orchard Parade Holdings Ltd.	42,874
32,000	OSIM International Ltd.	24,945
146,000	Otto Marine Ltd.	42,947
63,000	Overseas Union Enterprise Ltd.(b)	124,165
24,000	Pan Pacific Hotels Group Ltd.	28,063
200,320	Parkway Holdings Ltd.	580,424
47,000	Petra Foods Ltd.	48,735
21,000	PSC Corp. Ltd.	3,938
73,000	QAF Ltd.	35,163
140,627	Raffles Education Corp. Ltd.	29,991
56,000	Raffles Medical Group Ltd.	80,718
121,000	Rotary Engineering Ltd.	87,204
43,000	SBS Transit Ltd.	57,869
98,142	SC Global Developments Ltd.	120,530
95,000	Singapore Airport Terminal Services Ltd.	204,001
65,000	Singapore Land Ltd.	318,834
267,000	Singapore Post Ltd.	223,842
182,000	Singapore Reinsurance Corp. Ltd.	34,799
43,000	Smb United Ltd.	8,064
133,000	SMRT Corp. Ltd.	217,135
79,000	Soilbuild Group Holdings Ltd.	33,696
425,000	Stamford Land Corp. Ltd.	164,087
75,000	StarHub Ltd.	130,166
56,000	Straits Asia Resources Ltd.	85,248
82,000	Sunningdale Tech Ltd.	13,568
78,000	Super Coffeemix Manufacturing Ltd.	49,618
114,000	Swiber Holdings Ltd.(b)	86,351
63,000	Tat Hong Holdings Ltd.	45,867
42,000	Thomson Medical Centre Ltd.	25,945
36,000	Tiong Woon Corp. Holding Ltd.	11,384
81,143	Tuan Sing Holdings Ltd.	13,128

Shares		Value

SINGAPORE (continued)
96,000	United Engineers Ltd.	$162,377
91,000	United Envirotech Ltd.	24,761
420,000	United Industrial Corp. Ltd.	667,157
134,000	UOB-Kay Hian Holdings Ltd.	148,801
276,000	UOL Group Ltd.	801,736
98,000	Venture Corp. Ltd.	659,435
20,000	WBL Corp. Ltd.	66,627
176,812	Wheelock Properties (S) Ltd.	245,753
233,000	Wing Tai Holdings Ltd.	308,428
174,000	Yanlord Land Group Ltd.	238,006

		10,654,416

SOUTH AFRICA — 0.7%
31,857	Adcock Ingram Holdings Ltd.	269,651
3,773	Adcorp Holdings Ltd.	14,455
114,293	Advtech Ltd.	91,651
32,497	Aeci Ltd.	306,027
199,986	Afgri Ltd.	191,892
357,024	African Bank Investments Ltd.	1,639,465
41,578	African Oxygen Ltd.	125,955
44,678	African Rainbow Minerals Ltd.	1,047,554
13,164	Allied Electronics Corp. Ltd.	45,653
21,133	Allied Technologies Ltd.	181,051
18,232	Argent Industrial Ltd.	24,367
65,464	Aspen Pharmacare Holdings Ltd.(b)	731,341
76,805	AST Group Ltd.	9,475
10,760	Astral Foods Ltd.	167,405
137,770	Aveng Ltd.	680,234
128,958	AVI Ltd.	441,925
18,694	Avuza Ltd.	51,250
68,321	Barloworld Ltd.	421,431
6,314	Basil Read Holdings Ltd.	11,425
5,169	Bell Equipment Ltd.(b)	6,377
7,948	Blue Label Telecoms Ltd.(b)	4,794
12,690	Brait SA	40,008
70,583	Business Connexion Group Ltd.	53,214
4,224	Capitec Bank Holdings Ltd.	74,692
2,456	Cashbuild Ltd.	24,576
57,968	Caxton and CTP Publishers and Printers Ltd.	106,874
2,787	Ceramic Industries Ltd.	45,844
136,542	Cipla Medpro South Africa Ltd.(b)	106,684
7,765	City Lodge Hotels Ltd.	83,012
60,117	Clicks Group Ltd.	297,897
26,833	Coronation Fund Managers Ltd.	46,712
91,545	DataTec Ltd.	463,293
74,687	Discovery Holdings Ltd.	371,119
12,341	Distell Group Ltd.	122,645
18,365	Distribution and Warehousing Network Ltd.(b)	19,510
32,064	DRDGOLD Ltd.	13,537
1,000	EOH Holdings Ltd.	1,576
47,730	Exxaro Resources Ltd.	791,656
52,648	Foschini Ltd.	512,389

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

SOUTH AFRICA (continued)
46,017	Gold Reef Resorts Ltd.	$105,971
97,600	Great Basin Gold Ltd.(b)	173,735
104,900	Grindrod Ltd.	220,433
11,412	Group Five Ltd.	54,782
116,934	Harmony Gold Mining Co. Ltd.	1,160,484
4,521	Highveld Steel and Vanadium Corp. Ltd.(b)	53,283
11,337	Hudaco Industries Ltd.	106,295
19,855	Hulamin Ltd.(b)	27,434
37,047	Iliad Africa Ltd.	40,372
72,894	Illovo Sugar Ltd.	279,676
89,921	Imperial Holdings Ltd.	1,197,468
39,249	Investec Ltd.	320,168
60,659	JD Group Ltd.	380,322
20,387	JSE Ltd.	198,414
42,998	Lewis Group Ltd.	369,081
49,027	Liberty Holdings Ltd.	523,519
31,505	Massmart Holdings Ltd.	556,145
104,114	Medi-Clinic Corp. Ltd.	360,212
564,223	Merafe Resources Ltd.	106,731
18,158	Metair Investments Ltd.	22,152
65,391	Metorex Ltd.(b)	32,627
323,108	Metropolitan Holdings Ltd.	765,777
94,815	Mondi Ltd.	672,585
38,782	Mr. Price Group Ltd.	268,408
29,242	Murray & Roberts Holdings Ltd.	168,431
173,078	Mvelaphanda Group Ltd.(b)	206,405
214,473	Nampak Ltd.	567,401
220,953	Netcare Ltd.(b)	411,906
41,870	Northam Platinum Ltd.	252,531
7,602	Oceana Group Ltd.	30,428
17,127	Omnia Holdings Ltd.(b)	147,905
6,182	Palabora Mining Co. Ltd.	86,859
69,851	Peregrine Holdings Ltd.	107,238
35,703	Pick’n Pay Stores Ltd.	225,124
7,928	Pioneer Foods Ltd.	45,643
81,073	Pretoria Portland Cement Co. Ltd.	358,398
36,355	PSG Group Ltd.	149,501
22,175	Raubex Group Ltd.	66,872
44,776	Reunert Ltd.	362,492
10,734	Santam Ltd.	164,793
141,566	Sappi Ltd.(b)	680,153
74,247	Sentula Mining Ltd.(b)	24,833
122,641	Simmer & Jack Mines Ltd.(b)	17,820
38,542	Spar Group Ltd. (The)	451,182
554,152	Steinhoff International Holdings Ltd.(b)	1,450,089
15,238	Sun International Ltd.(b)	175,247
1,043,810	Super Group Ltd.(b)	80,125
143,140	Telkom SA Ltd.	668,683
40,281	Tiger Brands Ltd.	999,398
15,522	Tongaat Hulett Ltd.	228,726
24,146	Trencor Ltd.	115,844
62,145	Truworths International Ltd.	496,717
33,356	Wesizwe(b)	8,093

Shares		Value

SOUTH AFRICA (continued)
11,742	Wilson Bayly Holmes-Ovcon Ltd.	$181,798
191,832	Woolworths Holdings Ltd.	683,419
111,453	Zeder Investments Ltd.	30,249

		27,278,993

SOUTH KOREA — 1.1%
1,590	Aekyung Petrochemical Co. Ltd.	37,832
487	Amorepacific Corp.	397,643
1,340	Asia Cement Co. Ltd.	50,516
28,250	Asiana Airlines(b)	210,369
3,620	Auk Corp.	16,890
2,450	Basic House Co. Ltd (The)(b)	30,960
2,320	Binggrae Co. Ltd.	93,343
5,770	BNG Steel Co. Ltd.(b)	46,284
3,031	Bukwang Pharmaceutical Co. Ltd.	33,434
48,140	Busan Bank	518,805
3,780	Capro Corp.(b)	43,932
10,827	Cheil Industries, Inc.	830,963
14,330	Cheil Worldwide, Inc.(d)	147,167
78,591	Chin Hung International, Inc.(b)	32,883
3,870	Chong Kun Dang Pharm Corp.	59,862
2,620	Choongwae Pharmaceutical Corp.	37,758
1,050	CJ CGV Co. Ltd.	20,502
1,867	CJ CheilJedang Corp.	373,219
9,547	CJ Corp.	597,154
169	Crown Confectionery Co. Ltd.	15,142
594	Dae Han Flour Mills Co. Ltd.	76,567
16,020	Dae Won Kang Up Co. Ltd.	36,222
20,010	Daechang Co. Ltd.	28,246
9,310	Daeduck GDS Co. Ltd.	77,355
49,960	Daegu Bank	643,991
3,810	Daegu Department Store	38,806
17,856	Daelim Industrial Co. Ltd.	1,011,222
9,090	Daesang Corp.(b)	67,844
1,820	Daesang Holdings Co. Ltd.	4,769
2,610	Daesung Holdings Co. Ltd.	18,134
58	Daesung Group Holdings Co. Ltd.(b)	6,107
166	Daesung Industrial Co. Ltd.(b)(e)	9,570
43,670	Daewoo Engineering & Construction Co. Ltd.	370,968
11,772	Daewoo International Corp.	331,346
5,379	Daewoo Motor Sales Corp.(b)	16,913
19,210	Daewoo Securities Co. Ltd.(b)	374,271
26,510	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	449,275
820	Daewoong Co. Ltd.	11,991
985	Daewoong Pharmaceutical Co. Ltd.	39,381
23,440	Daishin Securities Co. Ltd.	291,248
12,680	Daou Technology, Inc.	78,776

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
1,110	Dong Ah Tire & Rubber Co. Ltd.	$7,937
6,140	Dong IL Rubber Belt Co. Ltd.	35,914
7,130	Dong Yang Gang Chul Co. Ltd.(b)	21,244
1,219	Dong-A Pharmaceutical Co. Ltd.	115,916
5,230	Dongaone Co. Ltd.	20,424
4,886	Dongbu HiTek Co. Ltd.(b)	37,211
6,260	Dongbu Insurance Co. Ltd.	194,720
12,350	Dongbu Securities Co. Ltd.	63,155
11,900	Dongbu Steel Co. Ltd.	103,100
387	Dong-IL Corp.	19,365
603	Dongil Industries Co. Ltd.	33,028
23,042	Dongkuk Steel Mill Co. Ltd.	467,433
443	Dongwon F&B Co. Ltd.	20,482
96	Dongwon Industries Co. Ltd.	10,062
31,570	Dongwon Systems Corp.(b)	34,156
10,510	Dongyang Mechatronics Corp.	59,343
5,040	Doosan Corp.	487,780
19,030	Doosan Infracore Co. Ltd.(b)	341,811
2,800	Duzonbizon Co. Ltd.(b)	56,564
270	E1 Corp.	11,822
212,090	Eugene Investment & Securities Co. Ltd.(b)	135,349
6,030	Foosung Co. Ltd.(b)	20,872
1,880	Fursys, Inc.	45,209
1,390	Global & Yuasa Battery Co. Ltd.	35,658
1,687	Glovis Co. Ltd.	194,642
491	Green Cross Corp. South Korea	57,065
13,963	GS Engineering & Construction Corp.	944,184
31,190	GS Holdings Corp.	1,092,767
281	Gwangjushinsegae Co. Ltd.	36,340
8,870	Halla Climate Control	129,705
8,700	Handsome Co. Ltd.	120,233
7,160	Hanil E-Wha Co. Ltd.	49,385
19,366	Hanjin Heavy Industries & Construction Co. Ltd.	463,249
1,420	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	14,163
13,023	Hanjin Shipping Co. Ltd.(b)	350,597
4,926	Hanjin Shipping Holding Co. Ltd.(b)	70,992
4,620	Hanjin Transportation Co. Ltd.	145,659
18,260	Hankook Tire Co. Ltd.	414,412
860	Hankuk Electric Glass Co. Ltd.	24,606
460	Hankuk Glass Industries, Inc.	10,187
1,720	Hankuk Paper Manufacturing Co. Ltd.	46,741
364	Hanmi Pharm Co. Ltd.	15,466
1,094	Hanmi Pharm Co. Ltd. - Placement Shares(b)	92,336
3,220	Hansol Chemical Co. Ltd.	35,927
12,040	Hansol CSN	19,896
916	Hansol LCD, Inc.	39,410

Shares		Value

SOUTH KOREA (continued)
21,040	Hansol Paper Co.	$267,652
1,160	Hanssem Co. Ltd.	11,766
33,385	Hanwha Chemical Corp.	543,213
20,740	Hanwha Corp.	702,977
3,960	Hanwha General Insurance Co. Ltd.(b)	33,439
32,683	Hanwha Securities Co.	221,004
2,720	Hanyang Securities Co. Ltd.	20,991
8,796	HMC Investment Securities Co. Ltd.(b)	135,314
6,664	Honam Petrochemical Corp.	971,654
7,930	Hotel Shilla Co. Ltd.	170,923
2,980	Huchems Fine Chemical Corp.	67,631
1,690	Husteel Co. Ltd.	24,141
3,340	Hwa Shin Co. Ltd.	37,124
10,880	Hyosung Corp.	755,022
530	Hyundai Corp.(b)	11,715
3,392	Hyundai Department Store Co. Ltd.	338,318
4,090	Hyundai Engineering Plastics Co. Ltd.	12,722
19,620	Hyundai H&S Co. Ltd.(d)	174,960
15,170	Hyundai Hysco	240,422
8,560	Hyundai Marine & Fire Insurance Co. Ltd.	175,820
6,180	Hyundai Merchant Marine Co. Ltd.	171,598
5,244	Hyundai Mipo Dockyard	718,068
44,201	Hyundai Securities Co.	508,111
1,050	Il Dong Pharmaceutical Co. Ltd.	32,439
2,700	Iljin Display Co. Ltd.(b)	22,480
8,890	Iljin Electric Co. Ltd.	80,403
597	Ilshin Spinning Co. Ltd.	41,883
4,670	IS Dongseo Co. Ltd.	56,052
3,810	ISU Chemical Co. Ltd.	57,485
10,380	IsuPetasys Co. Ltd.	29,918
5,470	Jahwa Electronics Co. Ltd.	29,683
4,110	Jeil Pharmaceutical Co.	42,730
24,088	Jeonbuk Bank	135,397
2,850	Jinheung Mutual Savings Bank Co. Ltd.(b)	8,395
21,460	Kangwon Land, Inc.	359,156
9,929	KC Tech Co. Ltd.	47,837
2,931	KCC Corp.	756,859
3,590	KG Chemical Corp.	32,014
4,270	Kic Ltd.(b)	22,486
2,828	Kishin Corp.	12,406
2,994	KISWIRE Ltd.	94,142
2,280	Kiwoom Securities Co. Ltd.	83,929
1,846	Kolon Corp.	52,818
1,123	Kolon Industries, Inc.(b)	59,991
800	Korea Airport Service Co. Ltd.	27,048
2,230	Korea Electric Terminal Co. Ltd.	36,756
4,408	Korea Express Co. Ltd.(b)	234,358
3,700	Korea Gas Corp.	138,546

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
24,360	Korea Investment Holdings Co. Ltd.	$695,956
1,760	Korea Kolmar Co. Ltd.	10,860
2,220	Korea Kumho Petrochemical Co.(b)	99,453
1,564	Korea Petrochemical Industries Co. Ltd.	89,762
1,520	Korea Plant Service & Engineering Co. Ltd.	81,199
2,018	Korea Zinc Co. Ltd.	401,698
7,440	Korean Airlines Co. Ltd.(b)	464,106
16,337	Korean Reinsurance Co.	161,564
15,990	KP Chemical Corp.	154,078
690	KPX Chemical Co. Ltd.	28,986
779	KPX Fine Chemical Co. Ltd.	38,059
26,210	KTB Securities Co. Ltd.(b)	81,195
1,910	Kukdo Chemical Co. Ltd.	50,128
1,420	Kumho Electric Co. Ltd.	53,412
47,140	Kumho Investment Bank	37,853
9,090	Kumho Tire Co., Inc.(b)	37,111
18,100	Kwang Dong Pharmaceutical Co. Ltd.	41,614
2,130	Kyeryong Construction Industrial Co. Ltd.	25,476
8,812	Kyobo Securities Co.(b)	67,706
17,150	Kyung-In Synthetic Corp.	54,505
3,960	LG Fashion Corp.	95,730
1,372	LG Household & Health Care Ltd.	431,984
1,412	LG InnoTek Co. Ltd.	190,960
6,779	LG International Corp.	180,494
1,400	LG Life Sciences Ltd.(b)	54,494
57,250	LG Telecom Ltd.	385,675
6,640	LIG Insurance Co. Ltd.	143,399
2,710	Livart Furniture Co. Ltd.	18,325
363	Lotte Chilsung Beverage Co. Ltd.	240,246
335	Lotte Confectionary Co. Ltd.	381,983
6,810	Lotte Midopa Co. Ltd.	70,225
3,810	Lotte Non-Life Insurance Co. Ltd.	25,216
406	Lotte Samkang Co. Ltd.	94,201
4,018	LS Corp.	325,359
2,270	LS Industrial Systems Co. Ltd.	168,848
35,312	Macquarie Korea Infrastructure Fund	133,270
19,530	Meritz Fire & Marine Insurance Co. Ltd.	120,837
69,820	Meritz Securities Co. Ltd.(b)	59,606
11,189	Mirae Asset Securities Co. Ltd.	552,321
9,680	Moorim P&P Co. Ltd.(b)	59,238
3,910	Moorim Paper Co. Ltd.	28,323
8,590	Motonic Corp.	64,766
6	Namyang Dairy Products Co. Ltd.	2,551
2,166	NCSoft Corp.	344,195
730	Nexen Corp.	31,099

Shares		Value

SOUTH KOREA (continued)
6,560	Nexen Tire Corp.	$39,590
12,657	NH Investment & Securities Co. Ltd.	106,128
2,080	NK Co. Ltd.	15,964
1,449	Nong Shim Co. Ltd.	274,962
640	Nong Shim Holdings Co. Ltd.	33,918
26,120	ON*Media Corp.(b)	67,338
460	Orion Corp.	138,419
563	Ottogi Corp.	71,382
1,695	Pacific Corp.	215,622
9,216	Poongsan Corp.	246,939
2,723	Poongsan Holdings Corp.	55,814
2,860	Pusan City Gas Co. Ltd.	50,766
2,920	S&T Daewoo Co. Ltd.(b)	64,172
9,961	S&T Dynamics Co. Ltd.	161,656
2,720	S&T Holdings Co. Ltd.	32,187
1,120	S1 Corp. Korea	56,706
1,110	Sajo Industries Co. Ltd.	29,320
4,340	Sam Young Electronics Co. Ltd.	47,689
2,150	Sambu Construction Co. Ltd.	26,623
480	Samchully Co. Ltd.	40,329
4,310	Samick Thk Co. Ltd.	18,762
4,010	Samjin Pharmaceutical Co. Ltd.	34,234
670	SamkwangGlass Co. Ltd.	26,560
19,390	Samsung Card Co. Ltd.	857,170
4,567	Samsung Engineering Co. Ltd.	476,744
3,667	Samsung Fine Chemicals Co. Ltd.	207,050
23,480	Samsung Heavy Industries Co. Ltd.	490,211
12,043	Samsung Securities Co. Ltd.	610,764
5,965	Samsung Techwin Co. Ltd.	554,614
3,191	Samyang Corp.	157,787
647	Samyang Genex Co. Ltd.	34,946
6,460	Seah Besteel Corp.	115,759
1,170	SeAH Steel Corp.	40,399
4,400	Sebang Co. Ltd.	59,878
5,490	Sejong Industrial Co. Ltd.	56,846
3,890	Sewon Cellontech Co. Ltd.	16,407
930	Shin Poong Pharmaceutical Co. Ltd.	23,858
239	Shinsegae Information & Communication Co. Ltd.	12,081
1,460	Shinyoung Securities Co. Ltd.	44,735
230	Silla Co. Ltd.	2,420
1,725	Sindo Co. Ltd.	72,028
3,755	SK Chemicals Co. Ltd.	211,066
1,220	SK Gas Co. Ltd.	41,352
16,008	SK Holdings Co. Ltd.	1,255,662
32,120	SK Networks Co. Ltd.	280,998
41,550	SK Securities Co. Ltd.	80,250
8,770	SKC Co. Ltd.	205,337
2,440	SL Corp.	24,337
5,310	Songwon Industrial Co. Ltd.	44,479
13,894	STX Corp. Co. Ltd(b)	240,164
10,150	STX Engine Co. Ltd.	231,642

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
26,740	STX Offshore & Shipbuilding Co. Ltd.	$288,177
52,040	STX Pan Ocean Co. Ltd.	527,845
1,940	Sung Jin Geotec Co. Ltd.(b)	20,333
182	Taekwang Industrial Co. Ltd.	112,301
23,300	Taeyoung Engineering & Construction	93,352
12,640	Tong Yang Major Corp.(b)	24,573
23,878	Tong Yang Securities, Inc.	217,976
710	TS Corp.	22,685
1,110	Unid Co. Ltd.	43,534
460	Union Steel(b)	8,535
2,440	Whanin Pharmaceutical Co. Ltd.	14,231
59,400	Woongjin Chemical Co. Ltd.(b)	63,011
7,850	Woongjin Coway Co. Ltd.	277,354
22,590	Woongjin Holdings Co. Ltd.(b)	225,313
2,440	Woongjin Thinkbig Co. Ltd.	51,457
3,700	Woori Financial Co. Ltd.	27,834
42,960	Woori Investment & Securities Co. Ltd.	675,406
4,210	Youlchon Chemical Co. Ltd.	32,027
247	Young Poong Corp.	125,267
4,952	Youngone Corp.	37,462
2,398	Youngone Holdings Co. Ltd.	55,234
1,827	Yuhan Corp.	244,768

		41,504,778

SPAIN — 0.5%
10,805	Abengoa SA	283,794
19,632	Acciona SA	1,730,467
54,354	Acerinox SA	933,914
2,735	Adolfo Dominguez SA	39,134
11,647	Afirma Grupo Inmobiliario SA(b)	2,641
29,610	Almirall SA	280,523
9,989	Amper SA	59,098
65,681	Avanzit SA(b)	40,400
3,330	Azkoyen SA(b)	8,961
622,226	Banco de Sabadell SA	3,538,572
27,491	Banco de Valencia SA	165,153
57,547	Banco Espanol de Credito SA	585,691
37,389	Banco Guipuzcoano SA	239,720
62,555	Banco Pastor SA	328,113
178,959	Bankinter SA	1,342,362
920	Baron de Ley(b)	42,765
13,691	Bolsas y Mercados Espanoles	353,261
6,232	Caja de Ahorros del Mediterraneo	49,621
10,445	Campofrio Food SA(b)	99,091
603	Cementos Portland Valderrivas SA	10,137
2,573	Cia Espanola de Petroleos SA	57,839
1,300	Codere SA(b)	11,774
497	Construcciones y Auxiliar de Ferrocarriles SA	223,801
1,608	Corp. Dermoestetica(b)	4,641

Shares		Value

SPAIN (continued)
400	Dinamia Capital Privado SA	$4,691
7,290	Duro Felguera SA	78,090
17,038	Ebro Puleva SA	297,522
60,431	EDP Renovaveis SA(b)	360,915
8,594	Elecnor SA	110,985
29,682	Enagas	547,711
25,859	Ercros SA(b)	26,959
6,087	FAES FARMA SA	20,783
262,032	Ferrovial SA	2,298,760
1,347	Fersa Energias Renovables SA	2,317
6,928	Fluidra SA	23,203
10,008	General de Alquiler de Maquinaria(b)	22,563
235	Grifols SA	2,619
15,446	Grupo Catalana Occidente SA	290,253
23,366	Grupo Empresarial Ence SA(b)	79,930
10,794	Grupo Tavex SA(b)	6,428
170,914	Iberia Lineas Aereas de Espana(b)	581,317
1,199	Iberpapel Gestion SA	17,812
43	Indra Sistemas SA	703
7,713	La Seda de Barcelona- I-10 Shares(c)	1,186
4,092	La Seda de Barcelona SA - Class B(b)(d)	629
1,493	Miquel y Costas	31,908
29,985	Natraceutical SA(b)	15,669
42,357	NH Hoteles SA(b)	171,665
17,454	Obrascon Huarte Lain SA	456,497
8,409	Papeles y Cartones de Europa SA(b)	35,285
2,682	Pescanova SA	70,530
6,911	Promotora de Informaciones SA(b)	19,723
5,465	Prosegur Cia de Seguridad SA	268,703
43,510	Realia Business SA(b)	82,499
22,104	Red Electrica Corp. SA	967,844
2,557	Renta Corp. Real Estate SA(b)	6,131
2,195	Reyal Urbis SA(b)	5,249
7,733	Sacyr Vallehermoso SA(b)	39,704
39,572	Service Point Solutions SA(b)	28,878
37,295	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola (Sniace)(b)	56,620
29,633	Sol Melia SA	247,724
7,053	Solaria Energia y Medio Ambiente SA(b)	14,614
4,546	Tecnicas Reunidas SA	235,543
10,706	Telecomunicaciones y Energia(b)	39,483
51,164	Tubacex SA	171,353
34,457	Tubos Reunidos SA	87,111
1,168	Unipapel SA	15,814
1,457	Vertice Trescientos Sesenta Grados(b)	456
6,651	Vidrala SA	162,078
13,066	Viscofan SA	378,510

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

SPAIN (continued)
10,234	Vocento SA(b)	$52,412
3,050	Vueling Airlines SA(b)	38,554
1,106	Zardoya Otis I-10 Shares(c)	17,245
27,208	Zardoya Otis SA	424,410

		19,349,061

SWEDEN — 0.5%
9,947	AarhusKarlshamn AB	210,110
19,622	Acando AB	32,207
6,207	Active Biotech AB(b)	91,347
1,413	AddTech AB - Class B	28,281
9,332	AF AB - Class B	129,581
2,441	Avanza Bank Holding AB	82,836
4,250	Axfood AB	121,266
6,806	Axis Communications AB	82,487
16,000	B&B Tools AB - Class B	232,698
5,026	BE Group AB	29,656
470	Beijer AB G&L - Class B	13,411
2,900	Beijer Alma AB	43,783
3,731	Betsson AB(b)	47,932
9,975	Bilia AB - Class A	150,599
34,549	Billerud AB	222,043
2,745	BioGaia AB - Class B	31,558
7,843	BioInvent International AB(b)	33,677
26,157	Biotage AB	26,267
56,324	Biovitrum AB(b)	288,655
1,921	Bjoern Borg AB	17,561
164,915	Boliden AB	1,961,030
30,224	Bure Equity AB	110,938
5,721	Cardo AB	167,201
2,600	Catena AB	38,984
1,303	Clas Ohlson AB - Class B	20,169
16,662	Concordia Maritime AB - Class B	43,388
3,018	CyberCom Group Europe AB(b)	8,862
1,043	Diamyd Medical AB - Class B(b)	16,866
11,951	East Capital Explorer AB(b)	127,048
19,800	Elekta AB - Class B	574,008
2,426	Enea AB	14,315
111,873	EnQuest Plc(b)	203,767
34,317	Getinge AB - Class B	759,574
10,485	Gunnebo AB(b)	44,295
21,208	Hakon Invest AB	329,298
13,254	Haldex AB(b)	146,866
61,599	Hexagon AB - Class B	1,034,094
4,484	Hexpol AB	57,295
4,613	HIQ International AB(b)(d)	20,319
7,672	Hoganas AB - Class B	212,000
21,543	Holmen AB - Class B	565,457
209	HQ AB	1,838
17,130	Husqvarna AB - Class A	121,007
56,662	Husqvarna AB - Class B	400,263
9,667	Industrial & Financial Systems - Class B	111,136

Shares		Value

SWEDEN (continued)
2,800	Indutrade AB(b)	$64,962
12,809	Intrum Justitia AB	147,257
27,734	JM AB	452,332
3,098	KappAhl Holding AB	21,241
7,902	Know It AB	61,019
13,109	Lindab International AB(b)	157,969
6,839	Loomis AB - Class B	73,888
55,286	Lundin Petroleum AB(b)	308,146
46,459	Meda AB - Class A	372,591
3,620	Medivir AB - Class B(b)	59,166
1,687	Mekonomen AB	39,373
49,261	Micronic Laser Systems AB(b)	74,714
12,149	Modern Times Group AB - Class B(b)	761,621
45,384	NCC AB - Class B	804,002
1,444	Net Entertainment NE AB(b)	12,901
83,059	Net Insight AB - Class B(b)	50,620
30,343	New Wave Group AB - Class B	142,056
8,300	Nibe Industrier AB - Class B	78,463
51,875	Nobia AB(b)	305,373
6,907	Nolato AB - Class B	76,057
2,653	Nordnet AB	10,510
2,900	ORC Software AB	52,721
2,414	Orexo AB(b)	13,943
44,150	Peab AB	269,683
336,078	Pricer AB - Class B(b)	32,120
17,871	Proffice AB - Class B	56,933
10,400	Q-Med AB	93,633
54,195	Ratos AB - Class B	1,547,860
3,580	Rederi AB Transatlantic(b)	11,851
18,694	Rezidor Hotel Group AB(b)	95,546
62,364	RNB Retail and Brands AB(b)	57,875
54,784	Rottneros AB(b)	47,047
4,538	Saab AB - Class B	58,959
3,525	SAS AB(b)	12,792
4,650	Seco Tools AB - Class B(b)	61,155
88,526	Securitas AB - Class B	899,404
5,200	SkiStar AB	87,511
81,820	SSAB AB - Class A	1,184,294
37,685	SSAB AB - Class B	484,657
1,764	Studsvik AB(b)	16,126
7,337	Sweco AB - Class B	50,813
625	TradeDoubler AB(b)	2,459
43,193	Trelleborg AB - Class B	314,989

		18,532,605

SWITZERLAND — 1.0%
458	Acino Holding AG	42,076
6,145	Adecco SA	313,237
1,057	Advanced Digital Broadcast Holdings SA(b)	29,527
275	Affichage Holding AG	34,319
2,900	AFG Arbonia-Forster Holding(b)	66,118
1,615	Allreal Holding AG	189,453
934	Also Holding AG	42,141

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

SWITZERLAND (continued)
51,185	Aryzta AG	$2,093,195
255	Bachem Holding AG - Class B	15,593
27,524	Baloise Holding AG	2,204,932
1,614	Bank Coop AG	108,457
9,089	Bank Sarasin & Compagnie AG - Class B	336,791
234	Banque Cantonale de Geneve	46,499
1,248	Banque Cantonale Vaudoise	557,089
6	Banque Privee Edmond de Rothschild SA	130,172
516	Barry Callebaut AG(b)	326,184
2,080	Basler Kantonalbank	279,543
79	Belimo Holding AG	93,280
27	Bell Holding AG	42,767
951	Bellevue Group AG	31,953
1,319	Berner Kantonalbank AG	302,115
3,525	Bobst Group AG(b)	133,664
198	Bossard Holding AG	16,679
2,528	Bucher Industries AG	303,108
88	Centralschweizerische Kraftwerke AG	28,131
2,297	Charles Voegele Holding AG - Class A(b)	95,038
145,635	Clariant AG(b)	1,929,311
351	Coltene Holding AG	19,543
35	Conzzeta Holding AG	59,974
2,103	Daetwyler Holding AG	137,279
2,041	Dufry Group(b)	166,540
36	Elektrizitaets-Gesellschaft Laufenburg AG	25,867
809	Emmi AG	124,103
1,783	EMS-Chemie Holding AG	277,283
3,730	Energiedienst Holding AG	186,196
674	Flughafen Zuerich AG	220,957
496	Forbo Holding AG	237,358
1,041	Galenica AG	418,219
36,425	Gam Holding Ltd.(b)	421,351
7,080	Geberit AG	1,157,458
2,038	Georg Fischer AG(b)	804,088
2,167	Givaudan SA	1,997,043
198	Gurit Holding AG	100,739
2,998	Helvetia Holdings AG	929,590
1,822	Implenia AG(b)	50,635
273,823	Informa Plc	1,686,016
46	Interroll Holding AG	12,806
86,225	Julius Baer Group Ltd.	3,017,089
568	Kaba Holding AG - Class B	162,761
386	Kardex AG(b)	10,746
250	Komax Holding AG	21,599
1,649	Kudelski SA	48,598
1,229	Kuoni Reisen Holding	382,551
34	LEM Holding SA	11,097
15	Lindt & Spruengli AG	367,260
38,501	Logitech International SA(b)	605,032
568	Lonza Group AG	44,112
853	Luzerner Kantonalbank AG	250,569

Shares		Value

SWITZERLAND (continued)
6	Metall Zug AG - Class B	$16,300
6,802	Meyer Burger Technology AG(b)	183,485
12,813	Micronas Semiconductor Holding(b)	57,687
5,846	Mobilezone Holding AG	53,033
1,585	Mobimo Holding AG(b)	289,856
8,105	Nobel Biocare Holding AG	136,471
10,291	OC Oerlikon Corp AG(b)	42,480
19	Orascom Development Holding AG(b)	1,093
333	Orell Fuessli Holding AG(b)	44,434
4,281	Panalpina Welttransport Holding AG(b)	386,100
475	Partners Group Holding AG	67,030
574	Petroplus Holdings AG(b)	8,894
190	Phoenix Mecano AG	109,436
162	Precious Woods Holding AG(b)	5,443
329	PubliGroupe SA(b)	33,794
971	Rieter Holding AG(b)	298,981
192	Romande Energie Holding SA	291,216
1,371	Schindler Holding AG	120,425
1,852	Schmolz & Bickenbach AG(b)	54,580
239	Schweiter Technologies AG	131,465
4,759	Schweizerishe National-Versicherungs-Gesellsschaft(b)	124,263
297	Siegfried Holding AG(b)	25,660
625	Sika AG	1,176,562
4,650	Sonova Holding AG	564,232
120	Sopracenerina STA Elettrica	25,977
695	St. Galler Kantonalbank	322,247
271,165	STMicroelectronics NV	2,236,474
956	Straumann Holding AG	209,518
12,491	Sulzer AG	1,295,025
17,479	Swiss Life Holding AG(b)	1,837,334
9,389	Swisslog Holding AG	6,850
1,273	Swissmetal Holding AG(b)	9,801
1,620	Swissquote Group Holding SA	67,416
396	Tamedia AG	30,374
2,779	Tecan Group AG	174,738
5,714	Temenos Group AG(b)	146,457
1,285	Tyco International Ltd.	49,190
112	Valartis Group AG	2,876
4,601	Valiant Holding AG	894,847
1,103	Valora Holding AG	279,535
135	Vaudoise Assurances Holding SA	27,552
14,320	Vontobel Holding AG	428,212
609	VZ Holding AG	49,839
390	Walter Meier AG - Class A(b)	48,633
313	Winterthur Technologie AG	12,920
60	Zehnder Group AG	90,947
20	Zuger Kantonalbank AG	91,696

		36,307,209

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

TAIWAN — 0.8%
3,000	Aaeon Technology, Inc.	$5,121
42,905	Ability Enterprise Co. Ltd.	65,877
71,000	Acbel Polytech, Inc.	55,172
37,000	Action Electronics Co. Ltd.	13,452
29,000	Advancetek Enterprise Co. Ltd.	17,829
35,125	Advantech Co. Ltd.	75,307
69,000	AGV Products Corp.(b)	29,716
12,000	ALI Corp.	19,586
25,000	Alpha Networks, Inc.	19,037
41,769	Altek Corp.	60,613
44,000	Ambassador Hotel (The)	53,140
143,272	AmTRAN Technology Co. Ltd.	137,265
10,000	Apex Biotechnology Corp.	19,692
12,000	Arima Communications Corp(b)	4,213
68,000	Asia Optical Co., Inc.	106,318
61,000	Asia Polymer	55,397
82,080	Asia Vital Components Co. Ltd.	99,387
6,000	ASROCK, Inc.(b)	23,125
11,000	Aten International Co. Ltd.	19,258
9,000	Audix Corp.	6,418
19,000	Aurora Corp.	31,663
5,000	AV Tech Corp.	14,246
45,270	Avermedia Technologies, Inc.	58,418
57,000	Avision, Inc.	34,687
507,350	BES Engineering Corp.	118,590
26,000	Biostar Microtech International Corp.	18,459
9,000	Bright Led Electronics Corp.	11,207
21,000	C Sun Manufacturing Ltd.	14,090
49,000	Cameo Communications, Inc.	26,608
251,000	Capital Securities Corp.(b)	115,930
43,000	Carnival Industrial Corp.(b)	12,614
142,400	Catcher Technology Co. Ltd.	320,409
138,000	Cathay No. 1 REIT	46,727
8,000	Cathay No. 2 REIT	2,701
35,000	Chainqui Construction Development Co. Ltd.	29,163
42,000	Champion Building Materials Co. Ltd.	35,520
47,000	Charoen Pokphand Enterprise	28,895
323,000	Cheng Loong Corp.(b)	119,953
139,727	Cheng Uei Precision Industry Co. Ltd.	244,627
19,000	Chenming Mold Industry Corp.	13,371
178,720	Chia Hsin Cement Corp(b)	85,892
58,413	Chicony Electronics Co. Ltd.	127,786
41,000	Chien Kuo Construction Co. Ltd.	23,735
227,418	China Airlines(b)	122,071
40,000	China Chemical & Pharmaceutical Co. Ltd.	28,836
1,480,000	China Development Financial Holding Corp.(b)	424,922
17,000	China Electric Manufacturing Corp.	15,385
121,000	China General Plastics Corp.(b)	41,915

Shares		Value

TAIWAN (continued)
13,000	China Hi-Ment Corp.	$14,362
159,786	China Life Insurance Co. Ltd.(b)	142,116
304,505	China Manmade Fibers(b)	104,531
74,220	China Metal Products	101,451
264,391	China Motor Corp.(b)	166,670
469,260	China Petrochemical Development Corp.(b)	252,617
30,114	China Steel Chemical Corp.	90,501
2,000	China Steel Structure Co. Ltd.	1,395
60,616	China Synthetic Rubber Corp.	58,547
26,000	China Wire & Cable Co. Ltd.(b)	9,412
12,000	Chinese Maritime Transport Ltd.	26,214
92,883	Chin-Poon Industrial Co.	68,408
4,000	Chong Hong Construction Co.	8,189
24,882	Chroma ATE, Inc.	49,929
57,000	Chun Yu Works & Co. Ltd.(b)	17,788
129,100	Chun Yuan Steel	52,376
65,000	Chung Hsin Electric & Machinery Manufacturing Corp.	36,614
149,441	Chung Hung Steel Corp.(b)	61,328
151,000	Chung HWA Pulp Corp.	69,271
1,983,000	Chunghwa Picture Tubes Ltd.(b)	129,339
39,916	Clevo Co.(b)	83,959
897,000	CMC Magnetics Corp.(b)	239,902
57,000	Collins Co. Ltd.	25,259
45,150	Compal Communications, Inc.	40,298
242,000	Compeq Manufacturing Co.(b)	66,082
123,689	Continental Holdings Corp.	47,285
30,000	Coxon Precise Industrial Co. Ltd.	58,046
85,838	CTCI Corp.	92,017
11,000	Cyberlink Corp.	45,828
47,460	CyberTAN Technology, Inc.	51,543
28,000	DA CIN Construction Co. Ltd.	15,248
36,750	Darfon Electronics Corp.	40,657
16,320	Delpha Construction Co. Ltd.	6,214
13,000	DFI, Inc.	14,382
146,712	D-Link Corp.	113,090
12,000	Dynamic Electronics Co. Ltd.	10,430
886,590	E.Sun Financial Holding Co. Ltd.(b)	410,875
224,739	Eastern Media International(b)	58,002
43,000	Eclat Textile Co. Ltd.	27,912
23,000	Edom Technology Co. Ltd.	11,987
32,320	Elan Microelectronics Corp.	47,708
14,000	E-Life Mall Corp.	20,950
27,294	Elite Material Co. Ltd.	25,468
24,570	Elite Semiconductor Memory Technology, Inc.	47,156
224,789	Elitegroup Computer Systems Co. Ltd.	83,480
134,000	Epistar Corp.	368,418
178,542	Eternal Chemical Co. Ltd.	177,742

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

TAIWAN (continued)
309,281	Eva Airways Corp.(b)	$184,351
128,000	Evergreen International Storage & Transport Corp.(b)	99,665
198,000	Evergreen Marine Corp. Taiwan Ltd.(b)	147,063
109,000	Everlight Chemical Industrial Corp.	101,198
28,643	Everlight Electronics Co. Ltd.	81,700
16,000	Excelsior Medical Co. Ltd.	35,701
344,430	Far Eastern Department Stores Co. Ltd.	336,976
480,515	Far Eastern International Bank(b)	186,697
16,000	Faraday Technology Corp.	26,164
25,000	Farglory Land Development Co. Ltd.	49,620
111,000	Federal Corp.(b)	71,013
56,320	Feng Hsin Iron & Steel Co.	80,586
45,155	Feng TAY Enterprise Co. Ltd.	40,725
46,000	First Copper Technology Co. Ltd.	19,452
19,000	First Hotel	15,417
13,000	First Insurance Co. Ltd.	5,355
33,079	First Steamship Co. Ltd.	56,261
6,000	Flytech Technology Co. Ltd.	17,039
60,000	Forhouse Corp.(b)	60,199
6,000	Formosa Advanced Technologies Co. Ltd.	7,677
37,000	Formosa Epitaxy, Inc.	51,152
8,079	Formosa International Hotels Corp.	115,726
337,000	Formosa Taffeta Co. Ltd.	256,614
124,000	Formosan Rubber Group, Inc.	91,132
47,000	Formosan Union Chemical	24,862
5,000	Foxconn Technology Co. Ltd.	17,008
70,000	Froch Enterprise Co. Ltd.(b)	32,659
75,272	FSP Technology, Inc.	89,382
89,000	Fubon No 2 REIT	29,469
27,000	G Shank Enterprise Co. Ltd.	20,517
7,000	Gamma Optical Co. Ltd.(b)	6,466
41,000	Gem Terminal Industrial Co. Ltd.	33,203
32,214	Gemtek Technology Corp.	43,882
14,000	Genesis Photonics, Inc.	18,831
5,000	Geovision, Inc.	16,150
104,000	Getac Technology Corp.	67,508
32,760	Giant Manufacturing Co. Ltd.	113,993
55,000	Giantplus Technology Co. Ltd.(b)	28,493
236,781	Gigabyte Technology Co. Ltd.	249,391
11,000	Gigastorage Corp.	13,920
36,341	Gintech Energy Corp.(b)	107,287
9,000	Global Mixed Mode Technology, Inc.	40,024
12,000	Global Unichip Corp.	46,062
51,000	Globe Union Industrial Corp.	59,366
163,770	Gold Circuit Electronics Ltd.	59,286

Shares		Value

TAIWAN (continued)
209,884	Goldsun Development & Construction Co. Ltd.	$91,045
275,000	Grand Pacific Petrochemical(b)	121,007
59,000	Great China Metal Industry	42,809
66,000	Great Taipei Gas Co. Ltd.	34,603
104,060	Greatek Electonics, Inc.	102,620
21,944	Green Energy Technology, Inc.	46,430
17,000	GTM Corp.(b)	10,876
53,000	Hannstar Board Corp.	43,583
1,348,000	HannStar Display Corp.(b)	261,662
132,000	Hey Song Corp.	103,191
88,485	Highwealth Construction Corp.	137,104
31,000	Hitron Technology, Inc.	19,881
132,610	Ho Tung Chemical Corp.(b)	67,043
24,000	Hocheng Group Corp.(b)	8,763
30,000	Hold-Key Electric Wire & Cable Co. Ltd.(b)	16,665
36,000	Holiday Entertainment Co. Ltd.(b)	29,772
14,000	Holtek Semiconductor, Inc.	20,382
58,136	Holystone Enterprise Co. Ltd.	75,474
59,000	Hong Tai Electric Industrials	24,673
56,000	Hotai Motor Co. Ltd.	139,635
68,678	Hsin Kuang Steel Co. Ltd.	58,833
201,000	HUA ENG Wire & Cable Co., Ltd.(b)	68,686
21,192	Huaku Development Co. Ltd.	47,419
19,000	Huang Hsiang Construction Co.(b)	31,307
37,743	Hung Poo Real Estate Development Corp.	43,581
40,000	Hwa Fong Rubber Co. Ltd.(b)	15,541
70,341	Ichia Technologies, Inc.(b)	32,708
10,000	I-Chiun Precision Industry Co. Ltd.	13,372
11,000	ICP Electronics, Inc.	14,006
23,000	Infortrend Technology, Inc.	29,824
31,604	Inotera Memories, Inc.(b)	16,668
65,000	Inventec Appliances Corp.	53,755
511,140	Inventec Co. Ltd.	271,174
24,000	I-Sheng Electric Wire & Cable Co. Ltd.	39,546
19,000	ITE Technology, Inc.	32,612
15,000	Jess-Link Products Co. Ltd.	50,088
13,000	K Laser Technology, Inc.	9,250
13,000	Kang Na Hsiung Enterprise Co. Ltd.	7,789
21,000	Kaulin Manufacturing Co. Ltd.	19,300
25,000	Kee Tai Properties Co. Ltd.	11,274
102,772	Kenda Rubber Industrial Co. Ltd.	109,529
149,000	Kindom Construction Co.	107,878
169,184	King Yuan Electronics Co. Ltd.	76,029
212,185	King’s Town Bank(b)	89,063
21,000	King’s Town Construction Co. Ltd.	19,235
13,000	Kinik Co.	16,918

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

TAIWAN (continued)
333,343	Kinpo Electronics, Inc.(b)	$95,810
46,000	Kinsus Interconnect Technology Corp.	96,325
14,000	KS Terminals, Inc.	15,379
16,000	Kung Long Batteries Industrial Co. Ltd.	26,963
128,000	Kuoyang Construction Co. Ltd.(b)	78,693
254,000	Kwong Fong Industries(b)	64,444
14,000	KYE Systems Corp.	12,889
62,000	L&K Engineering Co. Ltd.	67,527
7,100	Largan Precision Co. Ltd.	135,603
4,000	LeadTrend Technology Corp.	19,099
241,757	Lealea Enterprise Co. Ltd.(b)	95,440
56,875	LEE Chang Yung Chemical Industries Corp.	71,707
15,000	Lee Chi Enterprises Co. Ltd.	8,215
33,000	Leofoo Development Co. Ltd.(b)	19,825
25,000	Les Enphants Co. Ltd.	29,257
86,000	Li Peng Enterprise Co. Ltd.(b)	39,050
137,111	Lien Hwa Industrial Corp.	80,443
70,000	Lingsen Precision Industries Ltd.	42,271
59,000	Lite-On It Corp.	65,917
37,000	Lite-On Semiconductor Corp.(b)	22,285
34,000	Lite-On Technology Corp.	43,397
75,547	Long Chen Paper Co. Ltd.(b)	23,694
5,000	Lotes Co. Ltd.	26,292
11,000	Lumax International Corp. Ltd.	19,087
429,385	Macronix International	286,091
24,000	Makalot Industrial Co. Ltd.	54,151
35,000	Marketech International Corp.	17,312
108,000	Masterlink Securities Corp.(b)	41,288
14,000	Maxtek Technology Co. Ltd.	16,034
54,000	Mayer Steel Pipe Corp.	44,068
82,000	Meiloon Industrial Co. Ltd.	36,338
117,000	Mercuries & Associates Ltd.(b)	68,279
26,849	Merry Electronics Co. Ltd.	39,632
86,000	Microelectronics Technology, Inc.	52,335
310,404	Micro-Star International Co. Ltd.	172,912
5,000	Min Aik Technology Co. Ltd.	8,348
302,000	Mitac International	123,463
53,044	Nan Kang Rubber Tire Co. Ltd.(b)	70,684
22,440	Nan Ya Printed Circuit Board Corp.	91,739
12,000	Nantex Industry Co. Ltd.	7,827
217,872	Nanya Technology Corp.(b)	147,204
24,000	National Petroleum Co. Ltd.	25,653
107,000	Nien Hsing Textile Co. Ltd.	62,777
23,000	Novatek Microelectronics Corp. Ltd.	60,795
87,360	Opto Technology Corp.	61,614

Shares		Value

TAIWAN (continued)
118,000	Orient Semiconductor Electronics Ltd.(b)	$31,154
90,000	Pan Jit International, Inc.	86,367
51,031	Pan-International Industrial	80,265
15,300	Paragon Technologies Co. Ltd.	36,431
135,000	Phihong Technology Co. Ltd.	151,037
22,000	Plotech Co. Ltd.(b)	16,443
482,786	Polaris Securities Co. Ltd.(b)	220,725
11,000	Polytronics Technology Corp.	23,755
176,715	POU Chen Corp.	135,114
28,000	President Chain Store Corp.	91,750
134,000	President Securities Corp.(b)	73,391
221,026	Prince Housing Development Corp.(b)	103,120
121,000	Prodisc Technology, Inc.(b)	1,850
26,000	Promate Electronic Co. Ltd.	19,676
420,000	Qisda Corp.(b)	237,240
64,000	Quintain Steel Co. Ltd.(b)	19,494
44,110	Radiant Opto-Electronics Corp.	59,881
174,203	Radium Life Tech Co. Ltd.(b)	161,191
8,000	Ralec Electronic Corp.	17,951
51,380	Realtek Semiconductor Corp.	117,212
40,000	Rechi Precision Co. Ltd.(b)	19,099
37,000	Rexon Industrial Corp. Ltd.(b)	12,990
19,400	Richtek Technology Corp.	163,768
1,020,398	Ritek Corp.(b)	292,648
82,000	Ruentex Development Co. Ltd.	140,234
99,000	Ruentex Industries Ltd.(b)	286,092
241,497	Sampo Corp.(b)	38,286
11,000	San Fang Chemical Industry Co. Ltd.	11,431
21,000	Sanyo Electric Taiwan Co. Ltd.	19,956
20,000	Sesoda Corp.	20,316
14,000	ShenMao Technology, Inc.	24,030
21,000	Shih Wei Navigation Co. Ltd.	30,015
71,000	Shihlin Electric & Engineering Corp.	76,554
32,000	Shihlin Paper Corp.(b)	65,211
66,000	Shin Kong No.1 REIT	20,391
21,000	Shining Building Business Co. Ltd.(b)	20,971
65,000	Shinkong Insurance Co. Ltd.(b)	54,364
467,425	Shinkong Synthetic Fibers Corp.(b)	164,835
79,000	Shinkong Textile Co. Ltd.(b)	91,466
44,000	Shuttle, Inc.(b)	33,367
73,000	Sigurd Microelectronics Corp.	56,840
61,000	Sinbon Electronics Co. Ltd.	45,117
126,170	Sincere Navigation Corp.	144,111
34,000	Sinon Corp.	14,536
1,690,000	SinoPac Financial Holdings Co. Ltd.(b)	566,964
103,115	Sintek Photronic Corp.(b)	63,394
36,513	Sinyi Realty Co.	54,924
17,000	Sitronix Technology Corp.	28,967
26,000	Solelytex Industrial Corp.(b)	21,015

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

TAIWAN (continued)
25,000	Solomon Technology Corp.(b)	$11,001
24,000	Sonix Technology Co. Ltd.	48,834
11,000	Spirox Corp.	9,303
8,000	Standard Chemical & Pharmaceutical Corp.	7,415
43,000	Standard Foods Corp.	125,202
22,058	Star Comgistic Capital Co. Ltd.(b)	26,089
16,000	Stark Technology, Inc.	13,906
80,399	Sunplus Technology Co. Ltd.(b)	59,841
38,500	Sunrex Technology Corp.	37,787
57,000	T JOIN Transportation Co.	41,714
86,290	TA Chen Stainless Pipe Co. Ltd.(b)	59,917
512,000	TA Chong Bank Co. Ltd.(b)	123,193
129,000	Ta Ya Electric Wire & Cable(b)	35,427
13,000	TA-I Technology Co. Ltd.	14,747
179,595	Taichung Commercial Bank	56,327
18,000	Tainan Enterprises Co. Ltd.	23,031
396,000	Tainan Spinning Co. Ltd.(b)	174,869
1,297,332	Taishin Financial Holding Co. Ltd.(b)	578,958
65,000	Taisun Enterprise Co. Ltd.	38,034
99,000	Taita Chemical Co. Ltd.(b)	40,010
527,000	Taiwan Business Bank(b)	155,747
53,000	Taiwan Cogeneration Corp.	30,351
2,000	Taiwan Fertilizer Co. Ltd.	5,530
27,000	Taiwan Fire & Marine Insurance Co.	22,245
21,000	Taiwan Fu Hsing Industrial Co. Ltd.	12,812
180,240	Taiwan Glass Industrial Corp.	174,089
39,951	Taiwan Hon Chuan Enterprise Co. Ltd.	74,308
12,000	Taiwan International Securities Corp.(b)	4,400
32,000	Taiwan Land Development Corp.(b)	13,282
86,627	Taiwan Life Insurance Co. Ltd.(b)	85,969
139,000	Taiwan Mask Corp.	51,620
54,000	Taiwan Nano Electro-Optical Technology Co. Ltd.(b)	34,715
71,544	Taiwan Navigation Co. Ltd.	89,420
52,000	Taiwan Paiho Ltd.	44,221
35,000	Taiwan Pulp & Paper Corp.(b)	15,401
38,117	Taiwan Secom Co. Ltd.	58,406
65,469	Taiwan TEA Corp.(b)	38,819
84,000	Taiyen Biotech Co. Ltd.(b)	54,264
974,000	Tatung Co. Ltd.(b)	177,514
499,000	Teco Electric and Machinery Co. Ltd.	239,818
9,450	Test Research, Inc.	13,035
17,000	Thinking Electronic Industrial Co. Ltd.	25,253
21,000	Thye Ming Industrial Co, Ltd.	27,230
222,000	Ton Yi Industrial Corp.	100,111

Shares		Value

TAIWAN (continued)
8,000	Tong Hsing Electronic Industries Ltd.	$30,459
34,860	Tong Yang Industry Co. Ltd.	53,307
30,000	Tong-Tai Machine & Tool Co. Ltd.	28,555
46,000	Topco Scientific Co. Ltd.	58,355
29,137	Transcend Information, Inc.	81,200
46,957	Tripod Technology Corp.	178,781
16,911	Tsann Kuen Enterprise Co. Ltd.	31,506
84,135	TSRC Corp.	122,224
10,000	Ttet Union Corp.	12,140
116,315	Tung Ho Steel Enterprise Corp.	102,000
45,000	TXC Corp.	78,643
27,000	TYC Brother Industrial Co. Ltd.	17,821
199,000	Tycoons Group Enterprise(b)	35,958
25,000	Tyntek Corp.	19,544
46,000	U-Ming Marine Transport Corp.	86,994
223,288	Unimicron Technology Corp.	371,409
99,075	Union Bank of Taiwan(b)	24,859
20,000	Unitech Computer Co. Ltd.	11,640
152,000	Unitech Printed Circuit Board Corp.(b)	56,923
26,000	United Integrated Services Co. Ltd.	32,821
7,000	Unity Opto Technology Co. Ltd.	13,129
110,000	Universal Cement Corp.(b)	52,694
282,039	UPC Technology Corp.	166,793
133,000	USI Corp.(b)	90,898
35,000	U-Tech Media Corp.(b)	15,182
52,000	Ve Wong Corp.	43,572
7,349	Via Technologies, Inc.(b)	6,341
7,000	Visual Photonics Epitaxy Co. Ltd.	15,073
68,000	Wah Lee Industrial Corp.	99,209
824,000	Walsin Lihwa Corp.(b)	361,296
217,526	Walsin Technology Corp.(b)	125,586
32,000	Walton Advanced Engineering, Inc.	15,828
167,000	Wan Hai Lines Ltd.(b)	112,572
728,319	Waterland Financial Holdings(b)	223,881
53,000	Wei Chuan Food Corp.(b)	61,198
15,000	Well Shin Technology Co. Ltd.	29,070
40,000	Weltrend Semiconductor, Inc.	28,212
1,058,977	Winbond Electronics Corp.(b)	269,673
299,000	Wintek Corp.(b)	267,802
30,000	Wistron NeWeb Corp.	59,450
61,000	WPG Holdings Co. Ltd.	125,832
96,000	WT Microelectronics Co. Ltd.	110,250
17,000	Wus Printed Circuit Co. Ltd.(b)	7,480
648,000	Yageo Corp.	289,182
396,000	Yang Ming Marine Transport Corp.	256,433
82,077	Yeun Chyang Industrial Co. Ltd.	56,864
315,308	Yieh Phui Enterprise Co. Ltd.	117,096

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

TAIWAN (continued)
86,240	Yosun Industrial Corp.	$143,987
6,000	Young Optics, Inc.	43,815
350,242	Yuen Foong Yu Paper Manufacturing Co. Ltd.(b)	143,186
352,000	Yulon Motor Co. Ltd.	404,800
26,000	Yulon Nissan Motor Co. Ltd.(b)	74,243
16,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	21,770
130,000	Yungtay Engineering Co. Ltd.	142,603
26,000	Zenitron Corp.	16,958
29,000	Zig Sheng Industrial Co. Ltd.	12,670
26,169	Zinwell Corp.	44,754
63,416	Zyxel Communications Corp.	37,998

		28,253,963

THAILAND — 0.1%
108,700	Amata Corp. Public Co. Ltd.	35,363
344,900	Asian Property Development Public Co. Ltd.	66,255
92,800	Bangchak Petroleum Public Co. Ltd.	41,692
75,000	Bangkok Dusit Medical Services Public Co. Ltd.	67,971
12,900	Bangkok Insurance Public Co. Ltd.	84,734
91,200	BEC World Public Co. Ltd.	84,771
19,000	Big C Supercenter Public Co. Ltd.	32,084
1,158,900	CalComp Electronics Public Co. Ltd.	132,138
190,700	CH Karnchang Public Co. Ltd.	38,701
217,000	Delta Electronics Thai Public Co. Ltd.	176,491
31,200	Dynasty Ceramic Public Co. Ltd.	41,084
79,700	Glow Energy Public Co. Ltd.	99,393
84,200	Hana Microelectronics Public Co. Ltd.	72,395
1,785,800	Hemaraj Land and Development Public Co. Ltd.	87,976
625,525	Home Product Center Public Co. Ltd.	144,389
63,100	ICC International Public Co. Ltd.	87,001
148,575	Indorama Ventures Public Co. Ltd.	96,211
2,285,000	IRPC Public Co. Ltd.	274,696
664,100	Italian-Thai Development Public Co. Ltd.(b)	59,260
120,000	Khon Kaen Sugar Industry Public Co. Ltd.	42,758
81,200	Kiatnakin Bank Public Co. Ltd.	76,734
452,800	Land & Houses Public Co. Ltd. - NVDR	79,266
28,700	MBK Public Co. Ltd.	80,031
205,100	Precious Shipping Public Co. Ltd.	117,563

Shares		Value

THAILAND (continued)
264,700	PTT Aromatics & Refining Public Co. Ltd.	$191,092
1,000,000	Quality Houses Public Co. Ltd.	70,643
36,300	Ratchaburi Electricity Generating Holding Public Co. Ltd.	41,895
153,900	Robinson Department Store Public Co. Ltd.	82,016
115,300	Rojana Industrial Park Public Co. Ltd.	36,796
75,400	Saha-Union Public Co. Ltd.	89,943
2,132,000	Sahaviriya Steel Industries Public Co. Ltd.(b)	105,692
298,800	Sansiri Public Co. Ltd.	53,696
10,600	Siam City Cement Public Co. Ltd.	74,553
19,300	Siam Makro Public Co. Ltd.	69,366
1,330,700	Tata Steel Thailand Public Co. Ltd.(b)	67,205
30,000	Thai Carbon Black Public Co. Ltd.	31,139
15,000	Thai Central Chemical Public Co. Ltd.	7,390
143,800	Thai Plastic & Chemical Public Co. Ltd.	83,317
18,200	Thai Stanley Electric Public Co. Ltd.	89,379
159,300	Thai Union Frozen Products Public Co. Ltd.	243,084
244,900	Thanachart Capital Public Co. Ltd.	227,637
155,760	Thoresen Thai Agencies Public Co. Ltd.	115,342
77,800	Tisco Financial Group Public Co. Ltd.	70,508
4,947,400	TMB Bank Public Co. Ltd.(b)	300,446
463,100	TPI Polene Public Co. Ltd.	187,966
333,000	True Corp. Public Co. Ltd.(b)	45,397
256,900	Vinythai Public Co. Ltd.	71,240

		4,474,699

TURKEY — 0.2%
11,722	Adana Cimento - Class A	38,574
84,071	Advansa Sasa Polyester Sanayi AS(b)	45,181
13,070	Akcansa Cimento AS	63,738
29,891	Akenerji Elektrik Uretim AS - Placement Shares(b)	64,654
36,249	Aksa Akrilik Kimya Sanayii(b)	61,569
73,605	Aksigorta AS	93,276
1	Alarko Holding AS	1
21,753	Albaraka Turk Katilim Bankasi AS	37,525
13,283	Altinyildiz(b)	63,013
1	Anadolu Cam Sanayii AS(b)	1
25,952	Anadolu Hayat Emeklilik AS	77,485
77,417	Anadolu Sigorta	54,960
18,756	Arcelik AS	92,709

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

TURKEY (continued)
86,901	Asya Katilim Bankasi AS(b)	$216,791
46,890	Aygaz AS	206,886
6,325	Bati Cimento(b)	33,153
1	Bolu Cimento Sanayii AS	0
2,472	Borusan Mannesmann Boru Sanayi	30,998
514	Brisa Bridgestone Sabanci	32,227
1,034	BSH Ev Aletleri Sanayi ve Ticaret AS	88,499
16,881	Bursa Cimento	54,209
0	Celebi Hava Servisi	4
12,995	Cimsa Cimento Sanayi ve Ticaret AS	80,615
19,705	Coca-Cola Icecek AS	205,260
28,721	Deva Holding AS(b)	54,881
493,980	Dogan Sirketler Grubu Holdings	357,244
33,757	Dogan Yayin Holding(b)	34,715
21,336	Dogus Otomotiv Servis ve Ticaret AS(b)	104,047
90,228	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	138,287
1	Eregli Demir Ve Celik Fabrikalari TAS(b)	2
30,092	Finans Fin Kirala(b)	52,310
12,207	Ford Otomotiv Sanayi AS	90,710
2,500	Goodyear Lastikleri Turk AS	26,208
120,000	GSD Holding AS(b)	83,599
9,201	Hurriyet Gazetecilik AS(b)	9,584
32,427	IS Yatirim Menkul Degerler AS	46,042
1	Izmir Demir Celik Sanayi AS(b)	1
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	0
428	Kartonsan Karton Sanayi	36,666
842	Konya Cimento Sanayii AS	78,770
70,872	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS(b)	143,888
18,000	Koza Anadolu Metal Madencilik Isletmeleri AS(b)	45,143
18,103	Mardin Cimento Sanayii	90,081
33,242	Marmaris Marti Otel Isletmel(b)	27,790
60,000	Net Holding AS(b)	36,226
58,142	Net Turizm Ticaret Ve Sanayi SA(b)	40,891
2,633	Nortel Networks Netas Telekomunikasyon AS	96,082
5,026	Otokar Otobus Karoseri Sanayi AS	53,688
113,035	Petkim Petrokimya Holding AS(b)	164,243
11,338	Pinar Entegre Et Ve Un Sanayi AS	47,392
7,882	Pinar SUT Mamulleri Sanayii	47,066
32,559	Sarkuysan Elektrolitik Bakir(b)	71,288

Shares		Value

TURKEY (continued)
115,886	Sekerbank TAS	$125,328
46,195	Selcuk Ecza Deposu Ticaret ve Sanayi AS	67,123
31,610	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT(b)	35,234
20,000	Soda Sanayii AS(b)	21,231
18,260	TAT Konserve(b)	40,465
21,043	TAV Havalimanlari Holding AS(b)	89,355
24,861	Tekfen Holding AS	83,299
1	Tekstil Bankasi AS(b)	0
25,412	Tofas Turk Otomobil Fabrikasi AS	96,948
115,395	Trakya Cam Sanayi AS(b)	166,907
16,909	Turcas Petrolculuk AS(b)	58,899
63,902	Turk Ekonomi Bankasi AS(b)	90,731
89,880	Turk Hava Yollari AO(b)	260,003
202,912	Turk Sise ve Cam Fabrikalari AS(b)	254,448
127,271	Turkiye Sinai Kalkinma Bankasi AS	173,951
57,265	Ulker Biskuvi Sanayi AS	164,135
24,185	Vestel Beyaz Esya Sanayi Ve Ticaret AS	57,446
1	Vestel Elektonik Sanayi(b)	1
15,401	Yapi Kredi Finansal Kiralama AO	49,661
9,284	Yapi Kredi Sigorta AS(b)	59,750
42,319	Zorlu Enerji Elektrik Uretim AS(b)	73,565

		5,586,652

UNITED ARAB EMIRATES — 0.0%
84,317	Dragon Oil Plc(b)	561,586
34,678	Lamprell Plc	148,552

		710,138

UNITED KINGDOM — 5.8%
5,277	888 Holdings Plc	4,016
233,159	Aberdeen Asset Management Plc	513,668
36,626	Admiral Group Plc	832,187
19,217	AEA Technology Plc(b)	4,825
1,356	Aegis Group Plc	2,494
20,728	Aga Rangemaster Group Plc(b)	28,622
63,284	Aggreko Plc	1,521,302
195	Alterian Plc(b)	487
90,474	AMEC Plc	1,239,370
83,499	Amlin Plc	556,581
40,996	Anglo Pacific Group Plc	164,681
60,613	Anite Plc	40,422
196,439	Antisoma Plc(b)	16,337
57,224	Arena Leisure Plc	33,223
13,785	Ark Therapeutics Group Plc(b)	1,244
247,380	ARM Holdings Plc	1,273,990
71,935	Arriva Plc	869,148
47,156	Ashmore Group Plc	208,887

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
143,649	Ashtead Group Plc	$218,644
41,622	Autonomy Corp. Plc(b)	1,074,364
10,641	Aveva Group Plc	222,074
117,930	Avis Europe Plc(b)	39,786
2,965	Axis-Shield Plc(b)	12,387
77,121	Babcock International Group Plc	670,417
317,709	Balfour Beatty Plc	1,241,841
4,992	Barr (A.G.) Plc	93,215
7,499	Barratt Developments Plc(b)	11,326
177,855	BBA Aviation Plc	546,997
36,154	Bellway Plc	328,755
18,558	Berkeley Group Holdings Plc(b)	235,873
3,266	Big Yellow Group Plc REIT	15,887
10,233	Bloomsbury Publishing Plc	19,911
11,053	BlueBay Asset Management Plc	48,736
43,185	Bodycote Plc	160,667
20,611	Boot (Henry) Plc	28,622
78,487	Bovis Homes Group Plc(b)	423,415
2,280	Braemar Shipping Services Plc	17,584
1,216	Brammer Plc	3,053
24,665	Brewin Dolphin Holdings Plc	47,218
386,978	British Airways Plc(b)	1,333,464
180,604	British Land Co. Plc REIT	1,308,712
38,810	Britvic Plc	292,313
43,750	BSS Group Plc	307,140
55,082	BTG Plc(b)	184,099
83,857	Bunzl Plc	907,928
91,462	Burberry Group Plc	1,207,696
4,396	Business Post Group Plc	24,246
818,463	Cable & Wireless Communications Plc	760,297
1,341,051	Cable & Wireless Worldwide(b)	1,404,622
319,400	Cairn Energy Plc(b)	2,339,530
61,273	Capita Group Plc (The)	691,291
64,436	Capital & Counties Properties Plc	111,220
27,306	Capital & Regional Plc(b)	13,068
213,409	Carillion Plc	1,007,957
94,951	Carphone Warehouse Group Plc(b)	342,681
20,799	Centaur Media Plc	16,645
7,437	Charles Stanley Group Plc	24,098
5,241	Charles Taylor Consulting Plc	18,093
112,432	Chaucer Holdings Plc	81,595
5,888	Chemring Group Plc	266,826
35,339	Chesnara Plc	119,222
4,146	Chime Communications Plc	11,222
38,662	Chloride Group Plc	226,346
4,522	Chrysalis Group Plc(b)	7,096
25,051	Cineworld Group Plc	77,831
4,407	Clarkson Plc	58,883
36,715	Close Brothers Group Plc	387,147
294,406	Cobham Plc	1,097,168
72,154	Collins Stewart Plc	82,085

Shares		Value

UNITED KINGDOM (continued)
173,067	Colt Telecom Group SA(b)	$350,050
27,294	Communisis Plc	9,958
60,264	Computacenter Plc	259,197
4,293	Consort Medical Plc	26,036
195,638	Cookson Group Plc(b)	1,363,010
5,973	Corin Group Plc	4,874
11,544	Costain Group Plc	35,051
13,083	Cranswick Plc	179,116
35,259	Crew Gold Corp.(b)	9,603
34,340	Croda International Plc	695,648
60,444	CSR Plc(b)	323,992
62,834	Daily Mail & General Trust Plc - Class A	478,287
33,597	Dairy Crest Group Plc	203,335
32,414	Dana Petroleum Plc(b)	870,253
71,879	Davis Service Group Plc	421,829
34,789	De La Rue Plc	400,410
97,784	Debenhams Plc(b)	94,364
1,738	Dechra Pharmaceuticals Plc	11,318
5,531	Development Securities Plc	21,632
51,874	Devro Plc	170,935
1,589	Dialight Plc	8,727
367,970	Dimension Data Holdings Plc	710,199
46,143	Diploma Plc	188,072
21,990	Domino Printing Sciences Plc	155,171
12,931	Domino’s Pizza UK & Ireland Plc	83,029
182,911	Drax Group Plc	1,102,133
52,981	DS Smith Plc	119,049
820,955	DSG International Plc(b)	345,623
4,924	Dunelm Group Plc	30,821
4,924	Dunelm Group Plc - Class B-Redeemable Shares(c)	1,661
95,142	easyJet Plc(b)	596,867
43,305	Electrocomponents Plc	152,892
196,823	Elementis Plc	239,354
54,250	EnQuest Plc(b)	99,597
1,630,000	Ensco International Plc - ADR	68,150,300
14,750	Erinaceous Group Plc(b)(c)(d)	0
8,964	Euromoney Institutional Investor Plc	85,098
66,901	Evolution Group Plc	87,918
101,954	F&C Asset Management Plc	80,790
80,315	Fenner Plc	277,383
2,340	Ferrexpo Plc	10,164
5,486	Fidessa Group Plc	125,940
65,866	Filtrona Plc	247,221
11,172	Filtronic Plc	5,960
20,392	Findel Plc(b)	2,640
238,524	Firstgroup Plc	1,376,971
11,981	Forth Ports Plc	239,135
312,657	Fortune Oil Plc(b)	32,036
8,125	French Connection Group Plc	6,088
4,872	Fuller Smith & Turner - Class A	42,429
58,668	Future Plc	16,110
385,509	G4S Plc	1,564,321

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
21,118	Galliford Try Plc	$102,063
5,558	Games Workshop Group Plc(b)	37,066
35,902	Gem Diamonds Ltd.(b)	123,149
21,692	Genus Plc	243,371
833,596	GKN Plc(b)	1,767,151
273	Go-Ahead Group Plc	4,781
106,160	Greene King Plc	737,951
12,291	Greggs Plc	85,728
49,948	Halfords Group Plc	376,987
108,988	Halma Plc	474,575
146,280	Hammerson Plc REIT	891,512
42,153	Hampson Industries Plc	40,679
4,000	Hansard Global Plc	10,733
289	Hardy Oil & Gas Plc(b)	719
29,508	Hargreaves Lansdown Plc	167,846
10,889	Hays Plc	15,429
27,863	Headlam Group Plc	111,489
10,542	Helical Bar Plc	49,063
38,760	Helphire Plc(b)	23,720
192,769	Henderson Group Plc	395,647
14,452	Heritage Oil Ltd.(b)	93,045
47,848	Hikma Pharmaceuticals Plc	537,576
27,856	Hill & Smith Holdings Plc	125,885
11,167	Holidaybreak Plc	45,559
92,799	Home Retail Group Plc	348,020
17,525	Homeserve Plc	598,934
43,818	Hunting Plc	357,535
70,024	Huntsworth Plc	83,232
1,934	Hyder Consulting Plc	10,591
137,333	ICAP Plc	864,136
93,891	IG Group Holdings Plc	698,042
43,579	Imagination Technologies Group Plc(b)	224,771
76,689	IMI Plc	858,598
74,236	Inmarsat Plc	858,509
700	Innospec, Inc.(b)	7,700
252,518	Innovation Group Plc(b)	45,567
14,156	Intec Telecom Systems Plc	17,048
41,344	Intercontinental Hotels Group Plc	715,568
17,517	Intermediate Capital Group Plc	73,005
143,381	International Personal Finance Plc	546,040
718,205	International Power Plc	4,034,542
25,703	Interserve Plc	79,857
28,289	Intertek Group Plc	700,023
131,379	Invensys Plc	550,427
217,455	Investec Plc	1,689,030
57,465	IP Group Plc(b)	28,404
4,589	ITE Group Plc	10,693
1,090,131	ITV Plc(b)	884,366
8,493	James Fisher & Sons Plc	60,037
31,692	Jardine Lloyd Thompson Group Plc	293,652
5,135	Jazztel Plc(b)	18,670
57,078	JJB Sports Plc(b)	10,748

Shares		Value

UNITED KINGDOM (continued)
48,576	JKX Oil & Gas Plc	$220,665
5,525	John Menzies Plc	35,805
147,668	John Wood Group Plc	828,835
53,583	Johnson Matthey Plc	1,421,783
32,612	Johnston Press Plc(b)	10,235
104,661	Kazakhmys Plc	1,997,015
107,933	KCOM Group Plc	82,564
15,776	Keller Group Plc	135,904
78,305	Kesa Electricals Plc	154,081
10,701	Kewill Plc	20,150
1,062,773	Kingfisher Plc	3,590,437
20,763	Kofax Plc(b)	78,355
50,587	Ladbrokes Plc	107,478
24,258	Laird Plc	46,705
45,108	Land Securities Group Plc REIT	433,533
4,230	Lavendon Group Plc	3,684
2,862,954	Legal & General Group Plc	4,022,933
4,601	Liontrust Asset Management Plc	5,216
1,041,453	Logica Plc	1,771,462
35,457	London Stock Exchange Group Plc	359,972
60,108	Lonmin Plc(b)	1,480,794
32,985	Lookers Plc(b)	28,338
16,540	Low and Bonar Plc	9,473
22,428	Luminar Group Holdings Plc(b)	3,695
3,333	M.J. Gleeson Group Plc	6,014
448,608	Man Group Plc	1,529,641
234,589	Marks & Spencer Group Plc	1,267,750
82,754	Marshalls Plc	116,868
324,582	Marston’s Plc	489,962
25,908	McBride Plc	56,590
8,244	McKay Securities Plc REIT	16,429
1,941	Mecom Group Plc	6,609
336,948	Meggitt Plc	1,581,930
226,182	Melrose Plc	828,010
21,056	Melrose Resources Plc	102,985
73,933	Michael Page International Plc	449,777
21,967	Micro Focus International Plc	142,462
63,203	Millennium & Copthorne Hotels Plc	481,691
88,987	Misys Plc(b)	352,016
127,814	Mitchells & Butlers Plc(b)	625,542
112,175	Mitie Group Plc	367,527
229,108	Mondi Plc	1,619,563
125,036	Moneysupermarket.com Group Plc	137,340
24,108	Morgan Crucible Co. Plc	81,332
12,783	Morgan Sindall Plc	109,619
35,474	Mothercare Plc	290,565
16,232	Mouchel Group Plc	31,838
15,625	MWB Group Holdings Plc(b)	9,133
57,470	N Brown Group Plc	204,886
84,337	National Express Group Plc	308,874
18,906	Nestor Healthcare Group Plc	20,915
26,838	Next Plc	905,423
20,746	Novae Group Plc	104,334

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
2,505,070	Old Mutual Plc	$4,748,425
36,262	Oxford Biomedica Plc(b)	5,553
37,301	Pace Plc	123,383
13,223	PartyGaming Plc(b)	62,246
99,976	Pendragon Plc(b)	38,827
70,011	Pennon Group Plc	648,158
99,150	Persimmon Plc(b)	549,355
28,890	Petrofac Ltd.	566,657
40,742	Petropavlovsk Plc	645,694
6,713	Phoenix IT Group Ltd.	23,543
56,972	Photo-Me International Plc	39,558
73,007	Premier Farnell Plc	274,138
914,607	Premier Foods Plc(b)	272,535
19,340	Premier Oil Plc(b)	442,463
22,630	Prostrakan Group Plc(b)	25,922
40,302	Psion Plc	49,011
266,762	Punch Taverns Plc(b)	307,034
56,976	PV Crystalox Solar Plc	52,972
61,900	PZ Cussons Plc	333,156
225,195	QinetiQ Group Plc	436,404
170,846	Quintain Estates & Development Plc(b)	105,222
53,253	Rank Group Plc	99,355
13,841	Rathbone Brothers Plc	180,264
3,090	REA Holdings Plc	25,916
72,570	Redrow Plc(b)	121,958
368,010	Rentokil Initial Plc(b)	590,742
25,791	Resolution Ltd.	96,440
28,774	Restaurant Group Plc	103,395
597,530	Rexam Plc	2,897,217
6,629	Ricardo Plc	25,797
6,921	Rightmove Plc	70,970
13,819	RM Plc	28,460
17,399	Robert Walters Plc	60,609
15,157	Robert Wiseman Dairies Plc	119,869
27,482	ROK Plc	12,290
20,874	Rotork Plc	494,590
27,408	RPC Group Plc	114,399
105,959	RPS Group Plc	324,217
1,728,852	RSA Insurance Group Plc	3,461,555
701,831	Sage Group Plc (The)	2,630,943
54,236	Salamander Energy Plc(b)	204,590
21,668	Savills Plc	108,427
54,624	Schroders Plc	1,103,982
26,053	Schroders Plc - Non Voting	436,199
12,499	Scott Wilson Group Plc	56,583
25,119	SDL Plc(b)	212,054
140,739	Senior Plc	281,571
125,731	Serco Group Plc	1,092,000
36,089	Severfield-Rowen Plc	123,451
17,737	Severn Trent Plc	364,598
54,091	Shaftesbury Plc REIT	339,506
84,625	Shanks Group Plc	138,764
152,499	SIG Plc(b)	242,164
120,346	Smith & Nephew Plc	1,047,119
53,086	Smiths Group Plc	929,623

Shares		Value

UNITED KINGDOM (continued)
30,868	Smiths News Plc	$54,007
75,684	Soco International Plc(b)	497,838
20,622	Southern Cross Healthcare Ltd.(b)	10,436
46,100	Spectris Plc	654,293
189,986	Speedy Hire Plc	69,312
38,075	Spice Plc	33,756
16,818	Spirax-Sarco Engineering Plc	411,946
179,684	Spirent Communications Plc	360,614
94,269	Sports Direct International Plc(b)	162,714
54,276	SSL International Plc	1,005,821
7,688	St. Ives Group Plc	10,164
52,238	St. James’s Place Plc	226,234
12,838	St. Modwen Properties Plc(b)	35,011
14,572	Stagecoach Group Plc	38,483
1,025,933	Standard Life Plc	3,255,090
16,831	Sthree Plc	69,063
25,800	Subsea 7, Inc.(b)	439,948
6,771	Synergy Health Plc	70,920
4,319	T Clarke Plc	9,132
193,310	Talktalk Telecom Group Plc(b)	371,581
171,109	Tate & Lyle Plc	1,206,615
258,442	Taylor Wimpey Plc(b)	107,466
5,162	Ted Baker Plc	43,213
43,841	Telecity Group Plc(b)	297,873
11,245	Telecom Plus Plc	64,404
134,989	Thomas Cook Group Plc	385,084
38,780	Timeweave Plc	15,365
358,045	Tomkins Plc	1,820,310
4,837	Topps Tiles Plc(b)	4,592
11,051	Town Centre Securities Plc REIT	24,624
117,346	Travis Perkins Plc(b)	1,553,160
623	Trinity Mirror Plc(b)	1,041
58,230	TT electronics Plc(b)	97,310
358,902	TUI Travel Plc	1,184,344
44,722	Tullett Prebon Plc	238,877
21,142	UK Coal Plc - Sub-Shares(b)	11,860
16,341	Ultra Electronics Holdings	413,852
12,583	Umeco Plc	77,399
8,025	Uniq Plc(b)	1,322
117,403	United Utilities Group Plc	1,077,700
7,888	UTV Media Plc	15,162
27,970	Vectura Group Plc(b)	19,311
55,280	Vedanta Resources Plc	2,117,379
22,798	Victrex Plc	436,435
7,995	Vitec Group Plc (The)	52,314
1,040	Volex Group Plc(b)	3,407
78,552	Weir Group Plc (The)	1,445,833
43,403	Wetherspoon (J.D.) Plc	297,213
33,542	WH Smith Plc	223,529
71,824	Whitbread Plc	1,586,847
356,016	William Hill Plc	932,371
14,285	Wilmington Group Plc	32,614
13,474	Wincanton Plc	50,214

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
54,494	Wolfson Microelectronics Plc(b)	$147,503
95,839	Wolseley Plc(b)	2,162,539
35,087	Workspace Group Plc REIT	10,874
14,002	WSP Group Plc	76,679
10,220	Xaar Plc	21,489
81,240	Xchanging Plc	254,955
190,901	Yell Group Plc(b)	71,922
12,004	Yule Catto & Co. Plc(b)	38,708
		214,119,525
UNITED STATES — 54.6%
1,007	1-800-FLOWERS.COM, Inc. - Class A(b)	2,285
8,698	1st Source Corp.	159,956
800	3PAR, Inc.(b)	8,080
11,400	99 Cents Only Stores(b)	189,468
3,500	A.O. Smith Corp.	191,380
3,422	AAON, Inc.	85,071
7,600	AAR Corp.(b)	127,680
10,650	Aaron’s, Inc.	193,404
700	Abaxis, Inc.(b)	14,035
6,700	Abercrombie & Fitch Co. - Class A	247,498
1,829	Abington Bancorp, Inc.	17,449
3,600	Abiomed, Inc.(b)	39,924
375,000	ABM Industries, Inc.	8,137,500
1,279	AC Moore Arts & Crafts, Inc.(b)	3,146
5,700	Acacia Research-Acacia Technologies	76,323
4,279	Acadia Realty Trust REIT	79,333
1,800	Accuray, Inc.(b)	11,844
900	Aceto Corp.	6,138
2,100	Acme Packet, Inc.(b)	59,346
400	Acorda Therapeutics, Inc.(b)	12,936
1,946	Actel Corp.(b)	28,528
5,397	ActivIdentity Corp.(b)	10,578
9,350	Actuate Corp.(b)	44,506
1,800	Acuity Brands, Inc.	75,834
4,800	Acxiom Corp.(b)	73,632
1,500	Administaff, Inc.	39,090
11,500	Adtran, Inc.	363,170
1,463,107	Advance Auto Parts, Inc.	78,320,118
5,800	Advanced Energy Industries, Inc.(b)	102,138
9,000	Advanced Micro Devices, Inc.(b)	67,410
2,500	Advent Software, Inc.(b)	128,150
10,350	Aeropostale, Inc.(b)	294,250
300	Aerovironment, Inc.(b)	7,173
1,000	Affiliated Managers Group, Inc.(b)	70,830
1,800	Affymetrix, Inc.(b)	8,802
1,400	AGCO Corp.(b)	48,664
2,800	Air Methods Corp.(b)	88,900
3,500	Air Transport Services Group, Inc.(b)	18,585

Shares		Value

UNITED STATES (continued)
3,000	Aircastle Ltd.	$27,420
6,300	AK Steel Holding Corp.	88,137
3,600	Akamai Technologies, Inc.(b)	138,096
7,600	Alaska Air Group, Inc.(b)	392,084
8,500	Alaska Communications Systems Group, Inc.	78,710
3,100	Albemarle Corp.	135,222
353,800	Alberto-Culver Co.	10,355,726
500	Alere, Inc.(b)	14,065
1,900	Alexander & Baldwin, Inc.	63,745
400	Alexandria Real Estate Equities, Inc. REIT	28,220
4,400	Align Technology, Inc.(b)	76,340
30,908	Alleghany Corp.(b)	9,279,200
3,805	Allegheny Technologies, Inc.	181,156
200	Allegiant Travel Co.	8,878
65,000	Allergan, Inc.	3,968,900
1,500	Alliance Data Systems Corp.(b)	86,220
2,300	Alliance One International, Inc.(b)	8,671
21,600	Allos Therapeutics, Inc.(b)	104,112
900	Alloy, Inc.(b)	8,541
6,556	Allscripts-Misys Healthcare Solutions, Inc.(b)	109,420
100	Almost Family, Inc.(b)	2,628
2,700	Alnylam Pharmaceuticals, Inc.(b)	41,445
900	Alphatec Holdings, Inc.(b)	3,807
1,500	Altra Holdings, Inc.(b)	21,750
700	AMAG Pharmaceuticals, Inc.(b)	22,036
4,100	AMCOL International Corp.	122,836
4,000	Amedisys, Inc.(b)	105,080
4,106	American Campus Communities, Inc. REIT	118,869
15,964	American Capital Ltd.(b)	82,853
800	American Eagle Outfitters, Inc.	9,848
4,300	American Equity Investment Life Holding Co.	46,440
9,900	American Financial Group, Inc.	291,753
259,531	American Medical Systems Holdings, Inc.(b)	5,803,113
1,705	American National Insurance Co.	133,467
5,500	American Oil & Gas, Inc.(b)	40,260
3,676	American Physicians Capital, Inc.	150,532
100,200	American Public Education, Inc.(b)	4,474,932
600	American Railcar Industries, Inc.	8,190
400	American Safety Insurance Holdings Ltd.(b)	6,600
3,100	American Science & Engineering, Inc.	245,458
3,000	American States Water Co.	105,840
5,802	American Superconductor Corp.(b)	174,930

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
7,300	American Water Works Co., Inc.	$156,074
2,122	American Woodmark Corp.	35,077
1,824	America’s Car-Mart, Inc.(b)	42,463
8,747	AmeriCredit Corp.(b)	210,890
8,100	AMERIGROUP Corp.(b)	289,656
6,900	Amerisafe, Inc.(b)	123,924
600	Ameron International Corp.	36,864
140,000	Ametek, Inc.	6,197,800
29,300	Amkor Technology, Inc.(b)	169,061
6,900	AMR Corp.(b)	48,852
2,057	Amrep Corp.(b)	24,622
4,700	Amtrust Financial Services, Inc.	60,301
4,300	Amylin Pharmaceuticals, Inc.(b)	81,356
300	Analogic Corp.	13,641
3,872	Anaren, Inc.(b)	61,255
16,800	Anatolia Minerals Development Ltd.(b)	90,206
2,300	Anixter International, Inc.(b)	111,136
78,769	Ansys, Inc.(b)	3,540,667
500	APAC Customer Services, Inc.(b)	2,710
1,200	Apartment Investment & Management Co. REIT - Class A	25,764
1,200	Apogee Enterprises, Inc.	13,512
70,000	Apollo Group, Inc. - Class A(b)	3,229,100
5,300	Applied Industrial Technologies, Inc.	148,400
450	Applied Micro Circuits Corp.(b)	5,382
500	Approach Resources, Inc.(b)	3,370
365,900	Aptargroup, Inc.	15,759,313
700	Arch Chemicals, Inc.	23,989
2,100	Arch Coal, Inc.	49,749
65,000	ArcSight, Inc.(b)	1,625,650
600	Ardea Biosciences, Inc.(b)	11,970
200	Argan, Inc.	1,666
6,253	Argon ST, Inc.(b)	215,541
389,817	Ariba, Inc.(b)	6,225,377
4,400	Armstrong World Industries, Inc.(b)	160,864
20,468	Arris Group, Inc.(b)	190,762
1,500	Arrow Electronics, Inc.(b)	37,185
206	Arrow Financial Corp.	5,195
152,600	Arthur J. Gallagher & Co.	3,879,092
2,400	Aruba Networks, Inc.(b)	40,752
5,172	ArvinMeritor, Inc.(b)	84,873
1,000	Ascent Media Corp. - Class A(b)	27,800
6,827	Ashland, Inc.	347,153
242,625	ASML Holding NV - ADR	7,810,099
6,600	Aspen Technology, Inc.(b)	72,138
855	Asset Acceptance Capital Corp.(b)	3,839
2,520	Assisted Living Concepts, Inc.(b)	79,279

Shares		Value

UNITED STATES (continued)
1,300	Associated Estates Realty Corp. REIT	$17,992
1,870,800	Assurant, Inc.	69,762,132
2,500	Astec Industries, Inc.(b)	78,375
7,200	Astoria Financial Corp.	95,328
4,800	ATC Technology Corp.(b)	115,104
160,000	athenahealth, Inc.(b)	4,443,200
7,900	Atheros Communications, Inc.(b)	208,876
690	Atlantic Coast Federal Corp.	1,456
12,161	Atlantic Power Corp.	158,393
2,400	Atlas Air Worldwide Holdings, Inc.(b)	140,352
91,800	Atmel Corp.(b)	480,114
3,600	ATS Medical, Inc.(b)	14,400
12,654	AutoNation, Inc.(b)	309,137
2,800	Auxilium Pharmaceuticals, Inc.(b)	63,168
200	Avatar Holdings, Inc.(b)	4,002
300	Avery Dennison Corp.	10,755
1,100	Avis Budget Group, Inc.(b)	13,574
240,000	Avon Products, Inc.	7,471,200
14,600	AVX Corp.	205,568
1,300	AZZ, Inc.	56,589
2,000	B&G Foods, Inc. - Class A	22,940
2,000	Badger Meter, Inc.	78,320
5,199	Balchem Corp.	137,514
4,500	Baldor Electric Co.	171,990
514	Baldwin & Lyons, Inc. - Class B	11,483
7,732	Bally Technologies, Inc.(b)	249,744
11,900	BancorpSouth, Inc.	174,454
529	Bank Mutual Corp.	3,111
1,700	Bank of Hawaii Corp.	84,677
2,900	Bank of The Ozarks, Inc.	108,605
60,000	Bard (C.R.), Inc.	4,711,800
7,000	Barnes Group, Inc.	128,660
7,100	BE Aerospace, Inc.(b)	208,740
16,100	Beacon Roofing Supply, Inc.(b)	274,666
100,000	Beckman Coulter, Inc.	4,583,000
126	Bel Fuse, Inc. - Class A	2,866
7,226	Belden, Inc.	172,629
3,500	Belo Corp. - Class A(b)	21,175
5,100	Bemis Co., Inc.	152,796
300	Benchmark Electronics, Inc.(b)	5,010
4,300	Beneficial Mutual Bancorp, Inc.(b)	43,387
311	Berkshire Hills Bancorp, Inc.	6,279
3,000	Berry Petroleum Co. - Class A	89,460
3,100	Big Lots, Inc.(b)	106,361
95	Biglari Holdings, Inc.(b)	27,598
4,214	BioCryst Pharmaceuticals, Inc.(b)	25,158
600	Biodel, Inc.(b)	2,340
13,300	BioMarin Pharmaceutical, Inc.(b)	290,605

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
366	BioMimetic Therapeutics, Inc.(b)	$3,378
106,300	Bio-Rad Laboratories, Inc. - Class A(b)	9,439,440
5,200	Bio-Reference Labs, Inc.(b)	109,044
658	Biosante Pharmaceuticals, Inc.(b)	1,059
19,100	BioScrip, Inc.(b)	81,175
5,700	BJ’s Restaurants, Inc.(b)	145,350
8,300	BJ’s Wholesale Club, Inc.(b)	378,065
1,000	Blackbaud, Inc.	23,690
151,900	Blackboard, Inc.(b)	5,767,643
600	Blount International, Inc.(b)	6,390
5,400	Blue Coat Systems, Inc.(b)	118,260
1,000	BMP Sunstone Corp.(b)	6,600
3,850	Bob Evans Farms, Inc.	100,947
3,000	Boise, Inc.(b)	17,970
5,153	Bok Financial Corp.	251,003
4,000	BorgWarner, Inc.(b)	175,440
700	Boston Beer Co., Inc. - Class A(b)	48,552
2,200	Boston Private Financial Holdings, Inc.	14,542
216,800	Bottomline Technologies, Inc.(b)	3,072,056
261,000	Brady Corp. - Class A	7,258,410
1,000	Brandywine Realty Trust REIT	11,360
500	BRE Properties, Inc.	20,750
16,700	Brigham Exploration Co.(b)	288,242
10,930	Brightpoint, Inc.(b)	86,566
3,500	Brinker International, Inc.	55,020
500	Broadridge Financial Solutions, Inc.	10,150
4,200	Brookdale Senior Living, Inc.(b)	59,556
252,870	Brown & Brown, Inc.	5,062,457
2,346	Brown Shoe Co., Inc.	34,299
75,000	Brown-Forman Corp. - Class B	4,740,750
6,084	Bruker Corp.(b)	80,126
7,070	Brunswick Corp.	119,624
3,000	Brush Engineered Materials, Inc.(b)	71,550
7,500	Buckeye Technologies, Inc.(b)	85,125
3,075	Buckle, Inc. (The)	84,716
2,800	Bucyrus International, Inc.	174,216
299	Buffalo Wild Wings, Inc.(b)	12,749
2,450	Burger King Holdings, Inc.	42,336
3,400	Cabot Corp.	100,300
2,500	Cabot Microelectronics Corp.(b)	81,725
166	Cache, Inc.(b)	857
5,500	Cadence Design Systems, Inc.(b)	38,280
600	Calavo Growers, Inc.	12,672
7,200	Calgon Carbon Corp.(b)	95,328
2,850	California Pizza Kitchen, Inc.(b)	51,129
2,400	California Water Service Group	85,320

Shares		Value

UNITED STATES (continued)
4,546	Caliper Life Sciences, Inc.(b)	$17,820
227	Callidus Software, Inc.(b)	806
2,800	Cal-Maine Foods, Inc.	88,452
529	Camden National Corp.	16,531
500	Camden Property Trust REIT	22,760
2,800	Cantel Medical Corp.	44,464
500	Capella Education Co.(b)	46,460
1,200	Capital City Bank Group, Inc.	16,596
287	Capital Southwest Corp.	25,491
8,200	CapitalSource, Inc.	44,116
604	Capitol Federal Financial	18,984
2,550	CARBO Ceramics, Inc.	204,510
4,975	Cardinal Financial Corp.	50,844
1,300	Cardtronics, Inc.(b)	16,835
2,800	Career Education Corp.(b)	68,404
3,000	Carlisle Cos., Inc.	101,040
2,300	CarMax, Inc.(b)	48,530
3,000	Carpenter Technology Corp.	104,850
1,200	Carrizo Oil & Gas, Inc.(b)	23,532
8,500	Carter’s, Inc.(b)	206,040
2,110	Cascade Corp.	80,539
8,784	Casey’s General Stores, Inc.	335,988
4,400	Cash America International, Inc.	147,400
20	Cass Information Systems, Inc.	695
2,800	Catalyst Health Solutions, Inc.(b)	96,824
8,350	Cato Corp. (The) - Class A	194,388
543	Cavco Industries, Inc.(b)	19,038
1,000	Cavium Networks, Inc.(b)	26,830
7,000	CB Richard Ellis Group, Inc. - Class A(b)	119,000
16,600	CBIZ, Inc.(b)	109,394
700	CBL & Associates Properties, Inc. REIT	9,849
4,400	CEC Entertainment, Inc.(b)	152,812
2,968	Celadon Group, Inc.(b)	46,420
400	Celanese Corp. - Class A	11,236
2,300	Centene Corp.(b)	49,013
300	Centerstate Banks, Inc.	2,646
3,000	Century Aluminum Co.(b)	31,290
2,300	Cenveo, Inc.(b)	14,168
70,000	Cephalon, Inc.(b)	3,972,500
8,600	Cepheid, Inc.(b)	142,330
400	Ceradyne, Inc.(b)	9,300
4,300	Ceva, Inc.(b)	54,911
2,100	Charles River Laboratories International, Inc.(b)	65,268
7,300	Checkpoint Systems, Inc.(b)	145,781
1,800	Cheesecake Factory (The)(b)	42,192
4,400	Chemed Corp.	232,848
1,800	Chesapeake Corp.(b)	6
100,000	Chesapeake Energy Corp.	2,103,000
800	Chesapeake Utilities Corp.	26,592
3,300	Chico’s FAS, Inc.	30,921

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
5,200	Children’s Place Retail Stores, Inc. (The)(b)	$217,620
1,100	Chipotle Mexican Grill, Inc. - Class A(b)	162,690
1,800	Choice Hotels International, Inc.	59,418
45,000	Church & Dwight Co., Inc.	2,982,150
266	Churchill Downs, Inc.	9,674
5,624	Cimarex Energy Co.	387,325
9,100	Cinemark Holdings, Inc.	132,769
1,500	CIRCOR International, Inc.	46,920
13,500	Cirrus Logic, Inc.(b)	263,250
800	Citi Trends, Inc.(b)	25,112
10,827	Citizens, Inc.(b)	72,324
646,454	Citrix Systems, Inc.(b)	35,567,899
2,468	City Holding Co.	72,683
4,300	City National Corp.	243,681
227,500	CLARCOR, Inc.	8,535,800
2,958	Clayton Williams Energy, Inc.(b)	131,661
1,600	Clean Energy Fuels Corp.(b)	30,208
800	Clean Harbors, Inc.(b)	50,528
3,400	Clear Channel Outdoor Holdings, Inc. - Class A(b)	37,434
500	Clearwater Paper Corp.(b)	30,815
6,400	Cleco Corp.	182,720
2,628	Clifton Savings Bancorp, Inc.	23,599
1,755	Clinical Data, Inc.(b)	24,465
110,000	Clorox Co.	7,136,800
11,400	CNA Surety Corp.(b)	196,650
3,900	CNO Financial Group, Inc.(b)	20,943
2,863	Cogent Communications Group, Inc.(b)	24,679
1,500	Cohen & Steers, Inc.	33,450
5,020	Coherent, Inc.(b)	185,840
3,400	Coinstar, Inc.(b)	154,700
1,100	Colfax Corp.(b)	14,245
11,500	Collective Brands, Inc.(b)	184,230
306	Columbia Banking System, Inc.	5,594
4,600	Columbia Sportswear Co.	225,446
735	Columbus McKinnon Corp.(b)	11,562
10,300	Comfort Systems USA, Inc.	117,523
5,737	Commerce Bancshares, Inc.	224,604
1,000	Commercial Metals Co.	14,390
450	CommonWealth REIT	11,678
2,100	CommScope, Inc.(b)	42,714
279	Communications Systems, Inc.	2,863
1,100	Community Bank System, Inc.	27,225
6,900	Community Health Systems, Inc.(b)	223,767
1,275	Community Trust Bancorp, Inc.	35,037
1,100	CommVault Systems, Inc.(b)	20,372
700	Compass Minerals International, Inc.	49,483
1,800	Complete Production Services, Inc.	34,650

Shares		Value

UNITED STATES (continued)
1,700	Computer Programs & Systems, Inc.	$76,449
1,522,000	Computer Sciences Corp.(b)	68,992,260
10,800	Compuware Corp.(b)	88,344
185,700	comScore, Inc.(b)	3,678,717
1,100	Comstock Resources, Inc.(b)	27,841
1,900	Comtech Telecommunications Corp.(b)	40,983
1,998	Conceptus, Inc.(b)	26,993
3,863	Concho Resources, Inc.(b)	231,703
131,300	Concur Technologies, Inc.(b)	6,076,564
1,800	Conmed Corp.(b)	34,614
10,216	Consolidated Communications Holdings, Inc.	178,371
1,000	Consolidated Graphics, Inc.(b)	42,970
175,700	Constant Contact, Inc.(b)	3,424,393
11,700	Constellation Brands, Inc. - Class A(b)	199,602
1,900	Contango Oil & Gas Co.(b)	83,296
12,858	Continental Airlines, Inc. - Class B(b)	321,707
500	Continucare Corp.(b)	1,905
5,500	Convergys Corp.(b)	61,435
3,100	Cooper Cos., Inc. (The)	120,466
8,500	Cooper Tire & Rubber Co.	183,685
202,200	Copart, Inc.(b)	7,368,168
6,702	CoreLogic, Inc.	134,241
700	Core-Mark Holding Co., Inc.(b)	21,364
5,000	Corn Products International, Inc.	166,700
1,200	Cornell Cos., Inc.(b)	33,516
800	Corporate Executive Board Co. (The)	22,536
500	Corporate Office Properties Trust REIT	18,750
6,500	Corrections Corp. of America(b)	127,205
2,550	Corvel Corp.(b)	101,464
140,300	CoStar Group, Inc.(b)	6,149,349
8	Cousins Properties, Inc. REIT	55
2,100	Coventry Health Care, Inc.(b)	41,643
800	CPI International, Inc.(b)	11,256
1,500	Cracker Barrel Old Country Store, Inc.	73,470
2,600	Crane Co.	92,404
900	Cray, Inc.(b)	5,994
500	Credit Acceptance Corp.(b)	27,990
3,700	Cree, Inc.(b)	262,108
3,600	CROCS, Inc.(b)	46,188
1,700	Crosstex Energy, Inc.(b)	13,158
3,185,000	Crown Holdings, Inc.(b)	88,638,550
2,694	Crown Media Holdings, Inc. - Class A(b)	5,496
6,929	CSG Systems International, Inc.(b)	130,681
322	CSS Industries, Inc.	5,802
212	CTS Corp.	1,982

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
3,100	Cubic Corp.	$125,612
8,700	Cubist Pharmaceuticals, Inc.(b)	187,746
4,300	Cullen/Frost Bankers, Inc.	237,403
752,366	Cummins, Inc.	59,895,857
500	Curtiss-Wright Corp.	15,145
1,500	CVB Financial Corp.	15,270
500	CVR Energy, Inc.(b)	4,050
300	Cyberonics, Inc.(b)	7,146
5,842	Cymer, Inc.(b)	194,422
5,400	Cypress Semiconductor Corp.(b)	57,240
2,700	Cytec Industries, Inc.	134,784
400	Cytokinetics, Inc.(b)	1,100
400	Daktronics, Inc.	3,408
7,700	Dana Holding Corp.(b)	91,476
400	Danvers Bancorp, Inc.	6,560
8,200	Darling International, Inc.(b)	66,912
800	DCT Industrial Trust, Inc. REIT	3,752
1,200	Deckers Outdoor Corp.(b)	61,068
568,400	Del Monte Foods Co.	7,889,392
700	Delek US Holdings, Inc.	5,250
510	Deltek, Inc.(b)	3,825
1,400	Deltic Timber Corp.	64,092
201	DemandTec, Inc.(b)	1,353
250,000	Denbury Resources, Inc.(b)	3,960,000
9,488	Dendreon Corp.(b)	312,250
1,438	Developers Diversified Realty Corp. REIT	16,321
4,800	DexCom, Inc.(b)	53,568
4,000	DG FastChannel, Inc.(b)	152,520
3,100	Diamond Foods, Inc.	138,074
1,600	Diamond Management & Technology Consultants, Inc.	17,360
800	Dice Holdings, Inc.(b)	6,560
4,000	Dick’s Sporting Goods, Inc.(b)	105,240
1,600	Diebold, Inc.	45,792
2,171	Digimarc Corp.(b)	44,853
3	Digital Realty Trust, Inc. REIT	190
5,900	Dillard’s, Inc. - Class A	136,526
500	Dime Community Bancshares	6,550
3,600	Diodes, Inc.(b)	63,648
1,500	Dionex Corp.(b)	113,250
4,900	Ditech Networks, Inc.(b)	5,978
1,348	Dixie Group, Inc.(b)	4,435
1,200	Dolan Media Co.(b)	14,028
600	Dollar Financial Corp.(b)	11,766
4,643	Dollar Thrifty Automotive Group(b)	231,546
1,432,870	Dollar Tree, Inc.(b)	63,504,820
2,700	Domino’s Pizza, Inc.(b)	34,533
2,200	Donaldson Co., Inc.	104,434
3,324	Donegal Group, Inc. - Class A	39,090
1,100	Dorman Products, Inc.(b)	25,674
1,300	Douglas Emmett, Inc. REIT	20,553
4,501	Dover Motorsports, Inc.(b)	7,247
1,500	DR Horton, Inc.	16,530

Shares		Value

UNITED STATES (continued)
1,300	Dreamworks Animation SKG, Inc. - Class A(b)	$40,508
12,400	Dress Barn, Inc.(b)	306,280
1,845,057	Dresser-Rand Group, Inc.(b)	68,654,571
2,900	Drew Industries, Inc.(b)	61,277
8,200	Dril-Quip, Inc.(b)	428,696
21,829	drugstore.com(b)	60,248
600	DST Systems, Inc.	24,648
5,148	DTS, Inc.(b)	183,887
400	Ducommun, Inc.	8,356
600	Duke Realty Corp. REIT	7,176
4,600	Eagle Materials, Inc.	112,516
4,072	Earthlink, Inc.	35,956
6,500	East West Bancorp, Inc.	101,335
212	Eastern Insurance Holdings, Inc.	2,434
7,500	Eastman Kodak Co.(b)	29,775
1,800	Eaton Vance Corp.	53,928
202,100	Ebix, Inc.(b)	3,356,881
7,525	Echelon Corp.(b)	57,115
3,700	EchoStar Corp. - Class A(b)	70,670
120,000	Ecolab, Inc.	5,869,200
1,690	Electro Rent Corp.	23,322
500	EMC Insurance Group, Inc.	11,180
7,200	EMCOR Group, Inc.(b)	187,272
400	Emergency Medical Services Corp. - Class A(b)	17,896
3,800	Employers Holdings, Inc.	59,052
7,138	Encore Capital Group, Inc.(b)	157,036
5,787	Encore Wire Corp.	123,147
4,000	Endo Pharmaceuticals Holdings, Inc.(b)	96,040
105,000	Energizer Holdings, Inc.(b)	6,459,600
8,600	EnerSys(b)	208,292
1,400	Ennis, Inc.	23,688
1,201	EnPro Industries, Inc.(b)	35,970
1,200	Ensign Group, Inc. (The)	21,600
111	Enterprise Financial Services Corp.	1,137
3,229	Entertainment Gaming Asia, Inc.(b)	759
300	Entertainment Properties Trust REIT	12,522
448	Entorian Technologies, Inc.(b)	896
4,900	Enzon Pharmaceuticals, Inc.(b)	53,606
1,396	Epicor Software Corp.(b)	10,805
6,495	EPIQ Systems, Inc.(b)	84,565
700	ePlus, Inc.(b)	12,537
535	Equinix, Inc.(b)	50,028
3,800	Equity Lifestyle Properties, Inc. REIT	201,134
900	Equity One, Inc. REIT	15,336
2,100	eResearch Technology, Inc.(b)	17,010
1,380	Erie Indemnity Co. - Class A	67,661
400	ESSA Bancorp, Inc.	5,088
300	Essex Property Trust, Inc. REIT	31,533

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
25,000	Estee Lauder Cos., Inc. (The) - Class A	$1,556,250
4,429	Esterline Technologies Corp.(b)	227,341
300	Evercore Partners, Inc. - Class A	7,044
3,400	EW Scripps Co. - Class A(b)	26,724
1,025	Exactech, Inc.	16,174
4,077	Exar Corp.(b)	28,498
5,800	EXCO Resources, Inc.	84,158
1,200	ExlService Holdings, Inc.(b)	22,356
2,613	Exponent, Inc.(b)	86,255
4,100	Exterran Holdings, Inc.(b)	109,347
8,200	Extra Space Storage, Inc. REIT	127,182
2,700	Ezcorp, Inc. - Class A(b)	53,730
1,600	F5 Networks, Inc.(b)	140,528
3,200	Factset Research Systems, Inc.	240,000
1,800	Fair Isaac Corp.	42,930
4,200	Fairchild Semiconductor International, Inc.(b)	38,136
2,387	Farmer Bros. Co.	40,293
103,300	FARO Technologies, Inc.(b)	2,124,881
100	Federal Agricultural Mortgage Corp. - Class A	1,200
4,100	Federal Mogul Corp.(b)	73,554
1,100	FEI Co.(b)	21,516
4,900	Finish Line (The) - Class A	70,119
8,976	First Acceptance Corp.(b)	15,439
1,800	First American Financial Corp.	26,550
5,286	First Cash Financial Services, Inc.(b)	126,758
400	First Citizens BancShares, Inc. - Class A	75,604
6,500	First Financial Bancorp	103,350
2,400	First Financial Bankshares, Inc.	117,648
239	First Financial Corp.	6,780
3,300	First Marblehead Corp. (The)(b)	8,877
177,800	First Mercury Financial Corp.(d)	2,037,588
150,000	First Midwest Bancorp, Inc.	1,887,000
2,700	First Niagara Financial Group, Inc.	36,207
777	First Place Financial Corp.	2,821
801	FirstMerit Corp.	15,788
406,000	Flowers Foods, Inc.	9,837,380
450,000	Flowserve Corp.	44,622,000
15,100	Foot Locker, Inc.	205,209
2,300	Forest City Enterprises, Inc. - Class A(b)	29,210
900	Forest Oil Corp.(b)	25,731
4,500	Forrester Research, Inc.(b)	145,260
1,800	Forward Air Corp.	52,272
2,300	Fossil, Inc.(b)	91,080
3,295	FPIC Insurance Group, Inc.(b)	97,367
3,100	Franklin Bank Corp.(b)	9
1,600	Franklin Covey Co.(b)	9,968
1,400	Fred’s, Inc. - Class A	15,176
14,700	Frontier Communications Corp.	112,308

Shares		Value

UNITED STATES (continued)
4,700	Fuel Systems Solutions, Inc.(b)	$142,927
14,800	Fulton Financial Corp.	134,828
66	Furiex Pharmaceuticals, Inc.(b)	773
500	Gaiam, Inc. - Class A	3,000
5,500	Gannett Co., Inc.	72,490
82,700	Gardner Denver, Inc.	4,198,679
102,900	Gartner Group, Inc.(b)	2,589,993
1,612	GATX Corp.	45,555
2,877	Geeknet, Inc.(b)	3,740
1,600	General Cable Corp.(b)	42,464
700	General Maritime Corp.	3,913
3,800	Genesco, Inc.(b)	103,702
3,700	Genesee & Wyoming, Inc. - Class A(b)	151,256
150,000	Genomic Health, Inc.(b)	1,933,500
240,500	Gen-Probe, Inc.(b)	10,815,285
4,400	Gentex Corp.	84,788
13,824	Gentiva Health Services, Inc.(b)	285,189
8,500	Genworth Financial, Inc. - Class A(b)	115,430
5,600	Geo Group, Inc. (The)(b)	120,848
2,100	GeoEye, Inc.(b)	72,492
1,408	Georesources, Inc.(b)	20,881
72,800	Gerdau Ameristeel Corp.(b)	799,486
340	German American Bancorp, Inc.	5,695
600	GFI Group, Inc.	3,534
3,200	G-III Apparel Group Ltd.(b)	82,560
900	Glatfelter	10,287
1,600	Global Cash Access Holdings, Inc.(b)	6,576
100,045	Global Payments, Inc.	3,774,698
1,200	Globecomm Systems, Inc.(b)	9,876
80,400	Golden Star Resources Ltd.(b)	328,467
200	Goodyear Tire & Rubber Co. (The)(b)	2,134
1,493	Gorman-Rupp Co. (The)	44,700
1,400	GP Strategies Corp.(b)	10,570
1,400	Graco, Inc.	44,198
17,000	GrafTech International Ltd.(b)	266,560
1,400	Granite Construction, Inc.	32,550
25,682	Graphic Packaging Holding Co.(b)	89,887
100	Gray Television, Inc. - Class A(b)	248
1,800	Great Lakes Dredge & Dock Corp.	10,080
500	Great Plains Energy, Inc.	8,970
838	Great Wolf Resorts, Inc.(b)	1,860
5,700	Greatbatch, Inc.(b)	128,706
21,141	Green Mountain Coffee Roasters, Inc.(b)	650,931
2,500	Greenhill & Co., Inc.	170,125
1,080	Greif, Inc. - Class A	64,400
4,141	Griffon Corp.(b)	56,152
5,100	GSI Commerce, Inc.(b)	114,852
800	GSI Technology, Inc.(b)	5,440

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
200	GTx, Inc.(b)	$678
2,042	Guaranty Bancorp(b)	2,267
1,300	Guess?, Inc.	46,410
1,200	Gulfmark Offshore, Inc. - Class A(b)	35,328
152,600	Gulfport Energy Corp.(b)	1,992,956
1,900	Gymboree Corp.(b)	82,270
1,100	H&E Equipment Services, Inc.(b)	9,570
2,600	Hackett Group, Inc. (The)(b)	8,164
2,500	Haemonetics Corp.(b)	138,125
307,088	Hain Celestial Group, Inc.(b)	6,467,273
692	Hallmark Financial Services(b)	7,017
4,278	Hancock Holding Co.	130,522
2,800	Hanesbrands, Inc.(b)	70,140
2,900	Hanger Orthopedic Group, Inc.(b)	49,735
4,600	Hanover Insurance Group, Inc. (The)	201,618
1,100	Hansen Natural Corp.(b)	46,079
3,500	Hardinge, Inc.	29,610
4,623	Harleysville Group, Inc.	145,532
2,540	Harman International Industries, Inc.(b)	77,241
2,100	Harmonic, Inc.(b)	14,637
2,733	Harris Interactive, Inc.(b)	2,760
2,400	Harte-Hanks, Inc.	27,072
1,484	Harvard Bioscience, Inc.(b)	5,357
2,600	Haverty Furniture Cos., Inc.	31,512
6,230	Hawaiian Electric Industries, Inc.	146,716
9,200	Hawaiian Holdings, Inc.(b)	55,200
800	Hawk Corp. - Class A(b)	23,384
100	Haynes International, Inc.	3,366
9,600	HB Fuller Co.	196,224
400,000	HCC Insurance Holdings, Inc.	10,448,000
8,200	Health Management Associates, Inc. - Class A(b)	58,712
9,200	Health Net, Inc.(b)	216,660
350,000	Healthcare Realty Trust, Inc. REIT	8,214,500
4,050	Healthcare Services Group, Inc.	90,477
2,000	Healthsouth Corp.(b)	37,020
4,000	Healthspring, Inc.(b)	75,200
13,199	Heartland Express, Inc.	211,448
900	Heartland Financial USA, Inc.	15,894
20,100	Hecla Mining Co.(b)	99,294
1,625	Heico Corp.	64,236
4,125	Heico Corp. - Class A	119,130
1,314,150	Henry Schein, Inc.(b)	68,979,734
1,700	Herbalife Ltd.	84,388
2,799	Heritage Commerce Corp.(b)	10,048
35,000	Hershey Co. (The)	1,645,000
13,600	Hertz Global Holdings, Inc.(b)	159,664
2,500	Hewitt Associates, Inc. - Class A(b)	122,750
3,200	Hexcel Corp.(b)	59,808

Shares		Value

UNITED STATES (continued)
1,000	hhgregg, Inc.(b)	$20,290
1,950	Hibbett Sports, Inc.(b)	51,616
3,000	Highwoods Properties, Inc. REIT	93,930
1,700	Hillenbrand, Inc.	37,553
1,700	Hill-Rom Holdings, Inc.	56,168
6,800	Hilltop Holdings, Inc.(b)	70,652
600	Hi-Tech Pharmacal Co., Inc.(b)	10,548
2,000	Hittite Microwave Corp.(b)	91,920
120,000	HJ Heinz Co.	5,337,600
4,000	HMS Holdings Corp.(b)	225,280
1,800	HNI Corp.	46,512
1,900	Holly Corp.	50,787
285,000	Hologic, Inc.(b)	4,029,900
7,959	Home Bancshares, Inc.	191,255
1,718	Home Federal Bancorp, Inc.	22,420
200	Home Properties, Inc. REIT	9,934
1,725	Horizon Financial Corp.(b)	17
2,000	Horsehead Holding Corp.(b)	15,320
1,000	Hospitality Properties Trust REIT	20,450
800	Houston Wire & Cable Co.	9,656
2,200	HSN, Inc.(b)	64,680
2,450	HUB Group, Inc. - Class A(b)	78,768
1,600	Hubbell, Inc. - Class B	75,504
5,800	Human Genome Sciences, Inc.(b)	150,452
49,800	Huntington Bancshares, Inc.	301,788
13,935	Huntsman Corp.	145,899
14,280	Hypercom Corp.(b)	61,832
10,750	IAC/InterActiveCorp(b)	268,750
1,500	IBERIABANK Corp.	77,940
400	ICF International, Inc.(b)	9,200
5,498	Iconix Brand Group, Inc.(b)	90,497
1,900	ICU Medical, Inc.(b)	70,699
982	Idenix Pharmaceuticals, Inc.(b)	5,018
430,101	IDEX Corp.	13,836,349
1,600	Idexx Laboratories, Inc.(b)	93,984
19,100	iGate Corp.	339,025
111,800	IHS, Inc. - Class A(b)	7,078,058
3,097	II-VI, Inc.(b)	106,165
50,000	Illumina, Inc.(b)	2,241,500
150,000	Immucor, Inc.(b)	2,883,000
9,578	Immunogen, Inc.(b)	90,321
5,780	Immunomedics, Inc.(b)	18,669
2,100	Impax Laboratories, Inc.(b)	34,419
8,264	Incyte Corp.(b)	107,597
800	Independence Holding Co.	5,128
9,600	Indevus Pharmaceuticals, Inc.(c)(d)	10,560
200	Infinity Pharmaceuticals, Inc.(b)	1,172
3,520	Infinity Property & Casuality Corp.	169,101
361,000	Informatica Corp.(b)	10,876,930
537	Ingles Markets, Inc. - Class A	8,732
2,500	Innerworkings, Inc.(b)	17,300

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
1,200	Innophos Holdings, Inc.	$35,172
10,019	Insituform Technologies, Inc. - Class A(b)	229,435
1,000	Insulet Corp.(b)	14,790
162,759	Integra LifeScience Holdings Corp.(b)	5,880,483
6,153	Integrated Silicon Solutions, Inc.(b)	52,916
300	Integrys Energy Group, Inc.	14,205
5,653	Inter Parfums, Inc.	98,645
8,502	InterDigital, Inc.(b)	232,020
6,890	Interface, Inc. - Class A	85,643
600	International Bancshares Corp.	10,404
11,900	International Coal Group, Inc.(b)	53,550
1,700	International Flavors & Fragrances, Inc.	77,146
2,300	International Rectifier Corp.(b)	44,919
1,700	International Speedway Corp. - Class A	44,030
3,133	Internet Brands, Inc. - Class A(b)	34,400
315	Internet Capital Group, Inc.(b)	2,652
13,135	Interpublic Group of Cos., Inc.(b)	120,054
3,200	Intersil Corp. - Class A	36,352
2,100	Interval Leisure Group, Inc.(b)	29,211
200	Intervest Bancshares Corp. - Class A(b)	658
4,500	Intevac, Inc.(b)	49,500
400	Intrepid Potash, Inc.(b)	9,680
1,449	Introgen Therapeutics, Inc.(b)	3
140,000	Intuit, Inc.(b)	5,565,000
3,800	Invacare Corp.	90,554
1,900	inVentiv Health, Inc.	49,286
3,070	Investors Bancorp, Inc.(b)	40,309
608	ION Geophysical Corp.(b)	2,669
200	IPC The Hospitalist Co, Inc.(b)	5,150
1,600	IPG Photonics Corp.(b)	25,776
3,900	iRobot Corp.(b)	79,404
1,800	Isilon Systems, Inc.(b)	31,572
10,035	Isis Pharmaceuticals, Inc.(b)	99,246
1,000	ITC Holdings Corp.	56,740
1,800	Itron, Inc.(b)	117,126
105,000	ITT Corp.	4,947,600
5,800	Ixia(b)	63,684
3,500	J & J Snack Foods Corp.	145,985
1,800	J Crew Group, Inc.(b)	64,134
4,400	j2 Global Communications, Inc.	103,532
12,350	Jabil Circuit, Inc.	179,198
153,100	Jack Henry & Associates, Inc.	3,888,740
6,086	Jack in the Box, Inc.(b)	125,554
14,627	Jaguar Mining, Inc.(b)	119,372
500	James River Coal Co.(b)	8,755
1,100	Janus Capital Group, Inc.	11,528
2,529,500	JC Penney Co., Inc.	62,301,585
3,900	JDA Software Group, Inc.(b)	91,650

Shares		Value

UNITED STATES (continued)
8,100	JDS Uniphase Corp.(b)	$87,885
12,800	JetBlue Airways Corp.(b)	82,304
500	JMP Group, Inc.	3,525
6,500	Jo-Ann Stores, Inc.(b)	272,285
300	John Bean Technologies Corp.	4,713
201,200	John Wiley & Sons, Inc. - Class A	7,923,256
305,488	Johnson Controls, Inc.	8,801,109
2,600	Jones Apparel Group, Inc.	45,344
2,800	Jones Lang LaSalle, Inc.	216,888
5,425	Jos. A. Bank Clothiers, Inc.(b)	318,339
2,223	Journal Communications, Inc. - Class A(b)	10,581
151,100	K12, Inc.(b)	3,936,155
400	Kaiser Aluminum Corp.	16,400
4,647	Kaman Corp.	106,137
9,200	Kansas City Southern(b)	337,640
100	Kapstone Paper and Packaging Corp.(b)	1,144
5,000	Kaydon Corp.	189,950
1,333	KBR, Inc.	29,833
300	KBW, Inc.(b)	6,855
786	Kearny Financial Corp.	7,381
80,000	Kellogg Co.	4,004,000
6,800	Kennametal, Inc.	186,252
8,413	Key Energy Services, Inc.(b)	81,270
1,798	Keynote Systems, Inc.	17,998
7,725	Kforce, Inc.(b)	104,365
999	Kid Brands, Inc.(b)	8,312
300	Kilroy Realty Corp. REIT	10,074
100	Kindred Healthcare, Inc.(b)	1,330
2,500	Kinetic Concepts, Inc.(b)	88,775
5,000	Kirby Corp.(b)	192,200
800	Kirkland’s, Inc.(b)	13,488
11,200	Knight Capital Group, Inc. - Class A(b)	161,056
9,550	Knight Transportation, Inc.	199,786
15,658	Kopin Corp.(b)	59,031
4,594	Kronos Worldwide, Inc.(b)	107,086
8,637	Kulicke & Soffa Industries, Inc.(b)	58,041
900	KVH Industries, Inc.(b)	12,582
30,000	L-3 Communications Holdings, Inc.	2,191,200
1,706	LaBarge, Inc.(b)	21,376
55,000	Laboratory Corp. of America Holdings(b)	4,013,900
4,100	Laclede Group, Inc. (The)	143,254
2,233	Ladish Co., Inc.(b)	65,673
2,000	Lakeland Bancorp, Inc.	17,940
2,000	Lakes Entertainment, Inc.(b)	5,040
2,800	Lamar Advertising Co. - Class A(b)	76,580
79,100	Lancaster Colony Corp.	4,106,872
231,129	Lance, Inc.	4,883,756
2,900	Landauer, Inc.	182,033

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
1,531	Landec Corp.(b)	$9,875
211,600	Landstar System, Inc.	8,578,264
300	Lannett Co., Inc.(b)	1,380
3,100	Lattice Semiconductor Corp.(b)	17,236
26,300	Lawson Software, Inc.(b)	209,611
2,270	Layne Christensen Co.(b)	57,227
7,700	La-Z-Boy, Inc.(b)	65,912
700	Learning Tree International, Inc.(b)	8,120
371	Legacy Bancorp, Inc.	3,040
9,600	Leggett & Platt, Inc.	200,064
11,700	Lennar Corp. - Class A	172,809
1,600	Lennar Corp. - Class B	20,240
2,800	Lennox International, Inc.	122,276
920	Lexington Realty Trust REIT	5,916
4,000	Lexmark International, Inc. - Class A(b)	147,000
6,300	LHC Group, Inc.(b)	144,837
7,717	Liberty Media Corp. - Capital, Series A(b)	359,921
145,000	Life Technologies Corp.(b)	6,233,550
3,100	Lifepoint Hospitals, Inc.(b)	95,821
263	Lifeway Foods, Inc.(b)	2,756
3,900	Limelight Networks, Inc.(b)	16,575
5,850	Lincare Holdings, Inc.(b)	138,996
4,964	Lincoln Educational Services Corp.(b)	104,691
1,457	Lincoln Electric Holdings, Inc.	80,456
1,400	Lindsay Corp.	48,692
7,831	Lionbridge Technologies, Inc.(b)	38,529
3,533	Liquidity Services, Inc.(b)	47,978
3,900	Littelfuse, Inc.(b)	138,879
3,900	Liz Claiborne, Inc.(b)	18,486
6,300	LKQ Corp.(b)	124,614
354	LoJack Corp.(b)	1,250
1,300	LoopNet, Inc.(b)	14,872
4,124	Loral Space & Communications, Inc.(b)	197,292
5,200	LSI Corp.(b)	20,956
534	LSI Industries, Inc.	2,809
3,200	Lufkin Industries, Inc.	131,552
800	Lumber Liquidators Holdings, Inc.(b)	19,856
254,995	Luminex Corp.	4,151,319
4,000	M&F Worldwide Corp.(b)	112,720
182	Macatawa Bank Corp.(b)	333
200	Mac-Gray Corp.	2,166
700	Mack-Cali Realty Corp. REIT	22,554
2,600	Magellan Health Services, Inc.(b)	109,434
2,600	Maidenform Brands, Inc.(b)	64,558
32	MainSource Financial Group, Inc.	241
2,700	Manhattan Associates, Inc.(b)	72,522
7,600	Manitowoc Co., Inc. (The)	78,736

Shares		Value

UNITED STATES (continued)
2,600	Mantech International Corp - Class A(b)	$103,090
300	MAP Pharmaceuticals, Inc.(b)	4,020
251	Marina Biotech, Inc.(b)	668
10,300	Mariner Energy, Inc.(b)	246,067
690	Markel Corp.(b)	233,220
1,504	Marlin Business Services Corp.(b)	16,815
2,500	Marshall & Ilsley Corp.	17,575
177,400	Martek Biosciences Corp.(b)	3,670,406
10,800	Marten Transport Ltd.(b)	245,376
160,000	Masimo Corp.	3,692,800
5,400	Massey Energy Co.	165,132
7,400	MasTec, Inc.(b)	78,588
1,273	Mastech Holdings, Inc.(b)	4,697
150,000	Matthews International Corp. - Class A.(d)	5,416,500
141	Maui Land & Pineapple Co., Inc.(b)	558
2,900	MAXIMUS, Inc.	174,551
2,300	Maxwell Technologies, Inc.(b)	29,072
1,100	Maxygen, Inc.(b)	6,831
14,100	MBIA, Inc.(b)	122,388
1,200	McClatchy Co. (The) - Class A(b)	4,200
1,972,624	McCormick & Co., Inc.	77,583,302
400	Mcgrath Rentcorp	9,328
1,200	MDC Holdings, Inc.	34,944
6,300	Meadowbrook Insurance Group, Inc.	57,708
2,070	MeadWestvaco Corp.	49,597
900	Measurement Specialties, Inc.(b)	15,030
201,400	MedAssets, Inc.(b)	4,714,774
7,487	Mediacom Communications Corp. - Class A(b)	54,955
800	Medical Properties Trust, Inc. REIT	7,952
1,900	Mednax, Inc.(b)	89,585
1,800	MedQuist, Inc.	15,552
500	MEMSIC, Inc.(b)	1,150
3,500	Men’s Wearhouse, Inc.	68,110
1,700	Mercury Computer Systems, Inc.(b)	22,440
2,260	Mercury General Corp.	97,474
1,800	Meredith Corp.	57,150
156,751	Meridian Bioscience, Inc.	3,011,187
411	Meridian Interstate Bancorp, Inc.(b)	4,447
7,900	Merit Medical Systems, Inc.(b)	133,668
300	Meritage Homes Corp.(b)	5,274
900	Metabolix, Inc.(b)	12,708
26,000	Mettler-Toledo International, Inc.(b)	3,036,800
3,600	MF Global Holdings Ltd.(b)	23,148
2,600	MGE Energy, Inc.	97,422
1,400	MGIC Investment Corp.(b)	12,026

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
288	MGP Ingredients, Inc.(b)	$2,183
2,200	Michael Baker Corp.(b)	85,360
5,950	Micrel, Inc.	57,834
3,400	Micros Systems, Inc.(b)	121,652
2,200	Microsemi Corp.(b)	35,112
40,200	MicroStrategy, Inc. - Class A(b)	3,336,198
2,125	Microtune, Inc.(b)	5,079
1,600	Mid-America Apartment Communities, Inc. REIT	90,368
1,000	Middleby Corp.(b)	57,510
155,709	Minera Andes, Inc.(b)	115,110
300	Minerals Technologies, Inc.	15,651
10,081	MKS Instruments, Inc.(b)	216,338
800	Mobile Mini, Inc.(b)	13,712
1,300	ModusLink Global Solutions, Inc.(b)	8,528
900	Mohawk Industries, Inc.(b)	44,037
1,200	Molex, Inc. - Class A	20,280
1,800	Molina Healthcare, Inc.(b)	53,658
130,000	Molson Coors Brewing Co. - Class B	5,851,300
400	Momenta Pharmaceuticals, Inc.(b)	8,536
5,500	Monaco Coach Corp.(b)	53
300	Monarch Casino & Resort, Inc.(b)	3,195
400	Monmouth REIT - Class A	3,148
2,011	Monolithic Power Systems, Inc.(b)	35,434
500	Monotype Imaging Holdings, Inc.(b)	4,160
3,546	Monro Muffler, Inc.	145,528
1,700	Moog, Inc. - Class A.(b)	60,877
251,389	Morningstar, Inc.(b)	11,315,019
689	MoSys, Inc.(b)	3,128
28,100	Move, Inc.(b)	63,506
677	Movie Gallery, Inc.(b)(c)(d)	0
1,200	MSC Industrial Direct Co. - Class A	60,468
52,607	MSCI, Inc. - Class A(b)	1,697,628
1,100	MTS Systems Corp.	31,823
500	Multi-Fineline Electronix, Inc.(b)	12,670
1,200	MWI Veterinary Supply, Inc.(b)	63,192
395,000	Myriad Genetics, Inc.(b)	5,731,450
6,100	Nabi Biopharmaceuticals(b)	34,892
133,000	Nalco Holding Co.	3,243,870
1,796	Nanometrics, Inc.(b)	16,397
1,900	Nash Finch Co.	74,708
16,020	National Beverage Corp.	227,804
1,100	National CineMedia, Inc.	19,734
317,300	National Instruments Corp.	10,121,870
103,258	National Interstate Corp.(d)	2,303,686
50,000	National Oilwell Varco, Inc.	1,958,000
200	National Presto Industries, Inc.	20,398
6,472	National Retail Properties, Inc. REIT	149,633

Shares		Value

UNITED STATES (continued)
1,200	Natus Medical, Inc.(b)	$17,616
152,124	Navigators Group, Inc.(b)	6,485,046
1,900	Navistar International Corp.	98,249
600	NBT Bancorp, Inc.	13,248
8,800	NBTY, Inc.(b)	474,232
1,700	NCI, Inc. - Class A(b)	40,052
900	NCR Corp.	12,330
900	Neenah Paper, Inc.	16,146
2,000	Nektar Therapeutics(b)	26,120
4,700	Nelnet, Inc. - Class A	94,752
4,174	Neogen Corp.(b)	124,636
1,815,746	NetApp, Inc.(b)	76,806,056
1,700	NetFlix, Inc.(b)	174,335
5,229	Netgear, Inc.(b)	125,496
2,800	Netlogic Microsystems, Inc.(b)	82,768
12,000	Netscout Systems, Inc.(b)	190,200
308	Network Equipment Technologies, Inc.(b)	961
150,700	NeuStar, Inc. - Class A(b)	3,500,761
7,200	New Jersey Resources Corp.	268,776
2,800	New York Times Co. (The) - Class A(b)	24,472
1,090	Newell Rubbermaid, Inc.	16,895
1,100	NewMarket Corp.	117,909
3,577	Newpark Resources, Inc.(b)	28,580
929	Nextwave Wireless, Inc.(b)	1,849
262,533	NIC, Inc.	1,947,995
300	Nicor, Inc.	13,137
100	Nighthawk Radiology Holdings, Inc.(b)	296
6,720	NL Industries, Inc.	56,851
3,800	Nordson Corp.	239,590
150,000	Northern Trust Corp.	7,048,500
1,900	Northfield Bancorp, Inc.	24,491
14,395	Northwest Bancshares, Inc.	174,611
2,700	Northwest Natural Gas Co.	128,007
3,065	NorthWestern Corp.	86,433
28,100	Novell, Inc.(b)	169,724
4,200	Novellus Systems, Inc.(b)	112,182
4,506	NPS Pharmaceuticals, Inc.(b)	31,182
500	NTELOS Holdings Corp.	9,355
6,500	Nu Skin Enterprises, Inc. - Class A	185,120
300	Nutraceutical International Corp.(b)	4,725
2,050	NutriSystem, Inc.	40,098
128,850	NuVasive, Inc.(b)	4,222,414
3,000	NxStage Medical, Inc.(b)	47,370
14,700	Ocwen Financial Corp.(b)	155,232
11,900	Odyssey HealthCare, Inc.(b)	318,444
1,600	Officemax, Inc.(b)	22,864
19,400	Oil States International, Inc.(b)	891,236
4,000	Old Dominion Freight Line, Inc.(b)	157,720
22,300	Old Republic International Corp.	278,973

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
4,100	Old Second Bancorp, Inc.	$5,699
6,400	Olin Corp.	129,920
1,100	OM Group, Inc.(b)	29,700
5,200	Omega Healthcare Investors, Inc. REIT	114,296
5,500	Omnicell, Inc.(b)	67,760
1,973,500	Omnicom Group, Inc.	73,532,610
6,300	Omnivision Technologies, Inc.(b)	140,553
9,400	Omnova Solutions, Inc.(b)	73,320
34,610	ON Semiconductor Corp.(b)	233,618
301	OneBeacon Insurance Group Ltd. - Class A	4,783
3,746	Openwave Systems, Inc.(b)	7,604
2,907	Opko Health, Inc.(b)	7,238
4,300	Oplink Communications, Inc.(b)	69,273
3,900	Opnet Technologies, Inc.	59,436
300	Optimer Pharmaceuticals, Inc.(b)	2,724
5,000	Orbital Sciences Corp.(b)	73,200
1,050	Oritani Financial Corp.	10,500
1,800	Orthovita, Inc.(b)	3,330
2,600	Oshkosh Corp.(b)	89,388
4,500	OSI Systems, Inc.(b)	125,055
852	Otix Global Inc.(b)	3,289
1,000	Outdoor Channel Holdings, Inc.(b)	5,680
2,300	Overseas Shipholding Group, Inc.	90,229
1,900	Overstock.com, Inc.(b)	37,563
2,550	Owens & Minor, Inc.	69,334
10,600	Owens Corning, Inc.(b)	333,688
2,700	P.F. Chang’s China Bistro, Inc.	111,780
300	Pacific Continental Corp.	2,742
4,000	Packaging Corp. of America	96,000
3,100	Pactiv Corp.(b)	94,302
5,316	Pain Therapeutics, Inc.(b)	31,099
75,000	Pall Corp.	2,868,000
8,444	Palm Harbor Homes, Inc.(b)	18,999
29,600	Panera Bread Co. - Class A(b)	2,315,016
500	Panhandle Oil and Gas, Inc. - Class A	14,945
2,400	Papa John’s International, Inc.(b)	60,792
2,100	Par Pharmaceutical Cos., Inc.(b)	55,440
300	PAR Technology Corp.(b)	1,794
5,200	Parametric Technology Corp.(b)	93,288
9,000	Parexel International Corp.(b)	184,770
4,200	Park Electrochemical Corp.	115,248
3,700	Patriot Coal Corp.(b)	44,622
4,400	Patterson Cos., Inc.	117,392
3,000	Patterson-UTI Energy, Inc.	49,290
150,000	Paychex, Inc.	3,898,500
1,830	PC Connection, Inc.(b)	12,645

Shares		Value

UNITED STATES (continued)
351	PC-Tel, Inc.(b)	$2,222
9,943	PDF Solutions, Inc.(b)	40,766
441	PDI, Inc.(b)	3,541
307	Peapack Gladstone Financial Corp.	3,884
4,042	Peet’s Coffee & Tea, Inc.(b)	164,226
7,100	Pegasystems, Inc.	218,396
1,500	Penn National Gaming, Inc.(b)	41,085
50,000	Penn Virginia Corp.	950,000
6,200	Pentair, Inc.	212,040
5,890	Pericom Semiconductor Corp.(b)	53,835
8,600	PerkinElmer, Inc.	167,356
2,800	Perrigo Co.	156,828
2,916	Perry Ellis International, Inc.(b)	65,289
1,900	Pervasive Software, Inc.(b)	9,120
7,800	PetMed Express, Inc.	124,410
75,000	PetroHawk Energy Corp.(b)	1,182,750
3,800	PetSmart, Inc.	117,990
2,700	PFF Bancorp, Inc.(b)	6
1,181	PGT, Inc.(b)	3,071
800	Pharmaceutical Product Development, Inc.	19,408
600	Pharmasset, Inc.(b)	16,206
1,500	Phase Forward, Inc.(b)	25,200
409	PHI, Inc. - Non Voting(b)	6,499
200	PHI, Inc. - Voting(b)	3,378
3,070	Phillips-Van Heusen Corp.	159,302
5,400	Piedmont Natural Gas Co.	143,748
43,700	Pier 1 Imports, Inc.(b)	305,463
1,990	Pioneer Drilling Co.(b)	13,174
51,000	Pioneer Natural Resources Co.	2,953,920
6,400	Plantronics, Inc.	191,808
4,200	Plexus Corp.(b)	122,640
1,984	PMA Capital Corp. - Class A(b)	13,313
17,700	PMC - Sierra, Inc.(b)	143,370
2,400	PMI Group, Inc. (The)(b)	7,512
3,176	Polaris Industries, Inc.	189,607
2,900	Polycom, Inc.(b)	86,072
20,500	PolyOne Corp.(b)	211,355
4,100	Polypore International, Inc.(b)	100,696
1,100	Pool Corp.	24,343
2,900	Portfolio Recovery Associates, Inc.(b)	202,072
400	Power Integrations, Inc.	14,140
1,900	PowerSecure International, Inc.(b)	19,893
1,000	Pozen, Inc.(b)	7,980
1,700	Pre-Paid Legal Services, Inc.(b)	83,402
10,620	Presstek, Inc.(b)	28,037
2,000	Prestige Brands Holdings, Inc.(b)	16,440
3,200	Pricesmart, Inc.	89,600
200	Princeton Review, Inc.(b)	498
4,300	ProAssurance Corp.(b)	255,893
104,900	Progress Software Corp.(b)	3,136,510

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
6,400	Prosperity Bancshares, Inc.	$216,832
4,300	Protective Life Corp.	96,707
72	Provident New York Bancorp	668
3,000	PS Business Parks, Inc. REIT	174,210
9,332	PSS World Medical, Inc.(b)	175,628
4,400	Psychiatric Solutions, Inc.(b)	145,816
542	QAD, Inc.(b)	2,260
690	QC Holdings, Inc.	2,836
3,900	QLogic Corp.(b)	62,088
1,400	Quaker Chemical Corp.	49,364
2,100	Quality Systems, Inc.	115,332
4,900	Quanex Building Products Corp.	86,191
17,800	Quest Software, Inc.(b)	358,848
10,300	Questcor Pharmaceuticals, Inc.(b)	115,875
4,500	Quicksilver Resources, Inc.(b)	56,655
2,664	Quidel Corp.(b)	33,034
1,500	Radian Group, Inc.	12,900
5,400	Radiant Systems, Inc.(b)	76,734
5,700	Radioshack Corp.	122,778
125,000	Ralcorp Holdings, Inc.(b)	7,300,000
3,300	Rambus, Inc.(b)	64,845
3,480	Raven Industries, Inc.	121,904
6,400	Raymond James Financial, Inc.	170,752
700	RCN Corp.(b)	10,458
1,100	Realty Income Corp. REIT	35,299
4,100	Regal Entertainment Group - Class A	54,735
5,000	Regal-Beloit Corp.	304,150
12,490	Regeneron Pharmaceuticals, Inc.(b)	302,133
3,500	RehabCare Group, Inc.(b)	74,165
3,950	Reinsurance Group of America, Inc.	189,521
880	Reliance Steel & Aluminum Co.	34,566
3,038	Renaissance Learning, Inc.	42,228
10,524	Rent-A-Center, Inc.(b)	231,423
1,200	Republic Bancorp, Inc. - Class A	29,736
150,000	Republic Services, Inc.	4,779,000
47,000	ResMed, Inc.(b)	3,087,430
225,000	Resolute Energy Corp.(b)	2,677,500
5,087	Revlon, Inc. - Class A(b)	63,791
3,000	Rex Energy Corp.(b)	31,800
3,362	RF Micro Devices, Inc.(b)	14,020
1,300	Rigel Pharmaceuticals, Inc.(b)	10,530
2,700	RightNow Technologies, Inc.(b)	42,714
504	Rimage Corp.(b)	8,508
2,200	Riverbed Technology, Inc.(b)	81,598
4,800	RLI Corp.	266,352
6,200	Robbins & Myers, Inc.	147,064
5,500	Rock-Tenn Co. - Class A	292,710
944	Rockville Financial, Inc.	11,960
2,900	Rockwood Holdings, Inc.(b)	84,709

Shares		Value

UNITED STATES (continued)
3,000	Rofin-Sinar Technologies, Inc.(b)	$63,180
8,850	Rollins, Inc.	193,284
115,000	Roper Industries, Inc.	7,187,500
103,200	Rosetta Resources, Inc.(b)	2,277,624
4,400	Rovi Corp.(b)	195,800
10,200	Rowan Cos, Inc.(b)	257,652
1,500	Royal Caribbean Cruises Ltd.(b)	43,290
1,672	Royal Gold, Inc.(e)	74,082
4,000	Royal Gold, Inc.(e)	176,520
17,550	RPC, Inc.	292,734
5,900	RPM International, Inc.	110,743
1,300	RR Donnelley & Sons Co.	21,931
600	RSC Holdings, Inc.(b)	4,692
274	RTI Biologics, Inc.(b)	792
2,943	RTI International Metals, Inc.(b)	83,522
800	Rubicon Technology, Inc.(b)	24,200
228,600	Ruddick Corp.	8,103,870
6,150	Rush Enterprises, Inc. - Class A(b)	91,881
5,300	Ryder System, Inc.	231,451
13,936	S1 Corp.(b)	81,804
8,000	Safety Insurance Group, Inc.	313,600
967	Saga Communications, Inc. - Class A(b)	21,661
8,400	Saks, Inc.(b)	68,964
3,088	Salem Communications Corp. - Class A(b)	10,530
5,304	Salix Pharmaceuticals Ltd.(b)	224,943
14,700	Sally Beauty Holdings, Inc.	139,062
2,300	Sanderson Farms, Inc.	107,525
961,242	SandRidge Energy, Inc.(b)	5,671,328
1,600	Sanmina-SCI Corp.(b)	20,112
12,700	Sapient Corp.	139,700
1,400	Saul Centers, Inc. REIT	59,220
10,200	Savient Pharmaceuticals, Inc.(b)	139,740
4,600	SBA Communications Corp. - Class A(b)	166,428
700	SCBT Financial Corp.	22,561
6,043	Schulman (A.), Inc.	118,382
7,776	Schweitzer-Mauduit International, Inc.	411,584
1,900	Scotts Miracle-Gro Co. (The) - Class A	91,675
1,000	SeaBright Insurance Holdings, Inc.	8,190
7,800	Seachange International, Inc.(b)	69,888
9,900	Sealed Air Corp.	214,137
7,616	Seattle Genetics, Inc.(b)	92,763
3,458,900	SEI Investments Co.	66,341,702
6,800	Semtech Corp.(b)	118,184
200	Seneca Foods Corp. - Class A(b)	6,116

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
1,200	Senior Housing Properties Trust REIT	$27,060
306,300	Sensient Technologies Corp.	9,023,598
4,400	Sequenom, Inc.(b)	25,300
24,400	Service Corp. International	207,888
6,101	SFN Group, Inc.(b)	45,696
3,500	Shaw Group, Inc. (The)(b)	112,140
4,200	Shenandoah Telecommunications Co.	81,816
1,905	Shiloh Industries, Inc.(b)	18,440
3,300	Shoe Carnival, Inc.(b)	69,465
1,200	Shuffle Master, Inc.(b)	10,548
800	Shutterfly, Inc.(b)	20,064
335	Sigma Designs, Inc.(b)	3,430
5,325	Signature Bank(b)	204,693
212,800	Silgan Holdings, Inc.	6,047,776
2,000	Silicon Laboratories, Inc.(b)	80,100
2,536	Simmons First National Corp. - Class A	66,824
1,500	Simpson Manufacturing Co., Inc.	38,685
3,100	Sirona Dental Systems, Inc.(b)	95,418
1,655	SJW Corp.	41,193
4,600	Skechers U.S.A., Inc. - Class A(b)	170,614
27,900	Skyworks Solutions, Inc.(b)	489,087
600	SL Green Realty Corp. REIT	36,144
82,100	SM Energy Co.	3,400,582
450,000	Smart Balance, Inc.(b)	1,719,000
1,700	SMART Modular Technologies WWH, Inc.(b)	9,197
14,500	Smithfield Foods, Inc.(b)	206,625
4,260	Snap-On, Inc.	190,294
225,600	SolarWinds, Inc.(b)	3,117,792
116,500	Solera Holdings, Inc.	4,424,670
3,108	Solutia, Inc.(b)	43,854
100	Somaxon Pharmaceuticals, Inc.(b)	369
3,500	Sonoco Products Co.	114,450
100,000	SonoSite, Inc.(b)	2,925,000
5,300	Sotheby’s	143,789
100,000	Sourcefire, Inc.(b)	2,134,000
4,400	South Jersey Industries, Inc.	205,568
1,300	Southern Union Co.	29,341
2,085	Southside Bancshares, Inc.	39,532
4,200	Southwest Gas Corp.	135,114
2,415	Southwest Water Co.	26,203
5,200	Spartan Stores, Inc.	74,672
1,100	Spectrum Control, Inc.(b)	16,599
842	Spectrum Group International, Inc.(b)	1,671
6,700	Spirit Aerosystems Holdings, Inc. - Class A(b)	136,345
1,000	Sport Supply Group, Inc.	13,540
1,900	SPX Corp.	113,164
100,000	St. Jude Medical, Inc.(b)	3,677,000
2,900	StanCorp Financial Group, Inc.	109,301

Shares		Value

UNITED STATES (continued)
2,800	Standard Microsystems Corp.(b)	$61,656
7,900	Standard Pacific Corp.(b)	31,600
2,800	Standex International Corp.	84,056
8,297	Stanley Black & Decker, Inc.	481,392
286	Stanley Furniture Co., Inc.(b)	1,095
600	Stanley, Inc.(b)	22,410
400	StarTek, Inc.(b)	1,848
1,463	State Auto Financial Corp.	23,013
13,700	STEC, Inc.(b)	213,720
7,000	Steelcase, Inc. - Class A	48,370
348	Steinway Musical Instruments(b)	6,779
1,224	StellarOne Corp.	16,610
3,500	Stepan Co.	231,035
1,700	STERIS Corp.	54,043
7,425	Steven Madden Ltd.(b)	286,828
4,800	Stewart Enterprises, Inc. - Class A	25,776
4,800	Stifel Financial Corp.(b)	222,432
17,000	Stillwater Mining Co.(b)	234,090
4,200	Stratasys, Inc.(b)	95,382
400	Strayer Education, Inc.	95,760
16,344	Student Transportation, Inc.	90,142
3,800	Sturm Ruger & Co., Inc.	53,200
1,500	SuccessFactors, Inc.(b)	30,465
820	Suffolk Bancorp	22,230
400	Sun Communities, Inc. REIT	11,640
2,000	Sun Healthcare Group, Inc.(b)	16,560
1,500	Sun Hydraulics Corp.	38,685
300	Sunoco, Inc.	10,701
797	Sunstone Hotel Investors, Inc. REIT(b)	8,225
702	Super Micro Computer, Inc.(b)	10,137
432,900	Superior Energy Services, Inc.(b)	9,865,791
1,375	Supertex, Inc.(b)	35,668
1,828	SureWest Communications(b)	12,449
75,000	SurModics, Inc.(b)	984,000
4,300	Swift Energy Co.(b)	111,499
4,240	SXC Health Solutions Corp.(b)	290,517
2,200	Sybase, Inc.(b)(c)	142,956
9,442	SYKES Enterprises, Inc.(b)	149,656
2,900	Syms Corp.(b)	21,663
6,495	Synaptics, Inc.(b)	203,294
12,400	Syniverse Holdings, Inc.(b)	276,892
4,000	SYNNEX Corp.(b)	105,560
2,800	Synopsys, Inc.(b)	61,152
3,900	Syntel, Inc.	160,914
8,307	Systemax, Inc.	135,903
1,000	TAL International Group, Inc.	26,940
2,000	Talbots, Inc.(b)	22,980
700	Taleo Corp. - Class A(b)	17,220
3,300	Tanger Factory Outlet Centers REIT	147,510
300	Targacept, Inc.(b)	6,489
5,900	Taubman Centers, Inc. REIT	241,841

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
3,900	TCF Financial Corp.	$61,776
1,738	Team, Inc.(b)	24,680
7,600	Tech Data Corp.(b)	300,656
65,400	Techne Corp.	3,819,360
500	TechTarget, Inc.(b)	2,895
700	Tecumseh Products Co. - Class B(b)	8,001
140	Tejon Ranch Co.(b)	3,226
12,500	Tekelec(b)	176,750
76,900	Teleflex, Inc.	4,357,923
1,900	Telephone & Data Systems, Inc.	64,847
6,937	TeleTech Holdings, Inc.(b)	96,424
23,160	Tellabs, Inc.	161,657
5,390	Temple-Inland, Inc.	108,123
4,500	Tempur-Pedic International, Inc.(b)	138,015
9,100	Tenet Healthcare Corp.(b)	41,860
2,800	Tennant Co.	105,056
8,800	Tenneco, Inc.(b)	242,880
6,500	Teradyne, Inc.(b)	69,940
2,200	Terex Corp.(b)	43,428
8,000	Terremark Worldwide, Inc.(b)	71,840
800	Tessera Technologies, Inc.(b)	13,584
12	Teton Advisors, Inc. - Class A(d)	111
6,855	Tetra Tech, Inc.(b)	143,749
225,000	Tetra Technologies, Inc.(b)	2,344,500
8,300	Texas Roadhouse, Inc.(b)	111,884
1,700	TFS Financial Corp.	21,182
4,000	Thomas & Betts Corp.(b)	158,560
9,800	Thoratec Corp.(b)	360,444
20,702	TIBCO Software, Inc.(b)	280,719
300	Tidewater, Inc.	12,294
1,300	Tier Technologies, Inc.(b)	8,541
7,900	Timberland Co. - Class A(b)	139,198
5,600	Timken Co.	188,272
1,000	Titan Machinery, Inc.(b)	14,270
8,400	Titanium Metals Corp.(b)	185,976
9,900	TiVo, Inc.(b)	84,942
1,900	TNS, Inc.(b)	37,335
2,200	Toll Brothers, Inc.(b)	38,192
2,217	Tootsie Roll Industries, Inc.	55,935
4,300	Torchmark Corp.	228,201
3,200	Toro Co.	166,560
900	Total System Services, Inc.	13,419
200	Tower Bancorp, Inc.	4,264
2,000	Towers Watson & Co. - Class A	89,020
30,500	Tractor Supply Co.	2,120,055
485	TradeStation Group, Inc.(b)	3,099
2,000	TransDigm Group, Inc.	108,340
3,400	TRC Cos., Inc.(b)	10,710
3,300	Tredegar Corp.	56,958
1,400	Tree.com, Inc.(b)	10,080
5,100	TreeHouse Foods, Inc.(b)	243,219
3,600	Trico Bancshares	67,932

Shares		Value

UNITED STATES (continued)
5,110	Trimble Navigation Ltd.(b)	$144,971
400	Trimeris, Inc.(b)	936
6,200	Trinity Industries, Inc.	126,294
28,756	TriQuint Semiconductor, Inc.(b)	199,279
2,200	Triumph Group, Inc.	166,980
1,600	True Religion Apparel, Inc.(b)	39,328
8,000	TRW Automotive Holdings Corp.(b)	280,720
4,146	TTM Technologies, Inc.(b)	42,496
141,600	Tupperware Brands Corp.	5,577,624
3,700	Tutor Perini Corp.(b)	71,336
4,300	tw telecom, Inc.(b)	81,356
6,500	Tyler Technologies, Inc.(b)	106,795
4,400	UAL Corp.(b)	104,456
1,500	UDR, Inc. REIT	31,665
333	UIL Holdings Corp.	9,074
1,200	Ulta Salon Cosmetics & Fragrance, Inc.(b)	30,312
186,700	Ultimate Software Group, Inc.(b)	6,022,942
899,107	Ultra Petroleum Corp.(b)	38,095,164
792	Ultralife Corp.(b)	3,643
3,841	Ultratech, Inc.(b)	69,407
181,624	UMB Financial Corp.	6,832,695
800	Under Armour, Inc. - Class A(b)	30,048
3,700	Unifi, Inc.(b)	14,504
2,000	Unifirst Corp.	87,920
253	Union First Market Bankshares Corp.	3,593
4,100	Unit Corp.(b)	167,690
508	United Financial Bancorp, Inc.	7,564
4,949	United Natural Foods, Inc.(b)	166,930
100	United States Lime & Minerals, Inc.(b)	4,272
4,514	United Stationers, Inc.(b)	244,433
600	United Therapeutics Corp.(b)	29,334
4,110	Unitrin, Inc.	114,217
5,000	Universal Display Corp.(b)	103,050
3,108	Universal Electronics, Inc.(b)	54,576
400	Universal Health Realty Income Trust REIT	13,312
5,400	Universal Health Services, Inc. - Class B	194,238
200	Universal Stainless & Alloy(b)	4,564
4,700	Universal Technical Institute, Inc.(b)	95,739
1,127	Universal Truckload Services, Inc.(b)	17,119
245	Univest Corp. of Pennsylvania	4,246
3,600	Urstadt Biddle Properties, Inc. - Class A REIT	64,188
1,400	Urstadt Biddle Properties, Inc. REIT	21,700
500	US Airways Group, Inc.(b)	5,425
1,700	US Cellular Corp.(b)	79,951
300	US Physical Therapy, Inc.(b)	5,457
3,355	USA Mobility, Inc.(b)	49,755

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
300	USA Truck, Inc.(b)	$4,917
1,500	USG Corp.(b)	18,030
154,700	UTi Worldwide, Inc.	2,260,167
12,974	Vaalco Energy, Inc.	77,455
4,700	Vail Resorts, Inc.(b)	178,036
1,300	Valassis Communications, Inc.(b)	44,941
15,700	Valeant Pharmaceuticals International(b)	884,224
2,798	Valhi, Inc.	39,088
9,450	Valley National Bancorp	137,120
6,200	Valspar Corp.	194,742
3,100	Valueclick, Inc.(b)	33,945
1,200	Varian Semiconductor Equipment Associates, Inc.(b)	33,912
153,300	VCA Antech, Inc.(b)	3,194,772
8,329	Vector Group Ltd.	157,835
7,000	Veeco Instruments, Inc.(b)	303,100
1,400	Venoco, Inc.(b)	26,348
2,800	VeriFone Holdings, Inc.(b)	61,264
120,000	Verisk Analytics, Inc. - Class A(b)	3,562,800
5,000	Viasat, Inc.(b)	180,700
1,200	Vicor Corp.(b)	18,888
2,380	Viewpoint Financial Group	23,086
1,028	Virage Logic Corp.(b)	12,285
1,429	Viropharma, Inc.(b)	18,820
720	Virtus Investment Partners, Inc.(b)	18,576
500	Virtusa Corp.(b)	5,330
14,200	Vishay Intertechnology, Inc.(b)	120,558
1,014	Vishay Precision Group, Inc.(b)	12,827
1,050	Vital Images, Inc.(b)	15,424
4,470	Vivus, Inc.(b)	25,300
4,600	Volcano Corp.(b)	101,522
1,300	Volterra Semiconductor Corp.(b)	29,276
200	VSE Corp.	7,102
275,000	W.R. Berkley Corp.	7,427,750
2,600	WABCO Holdings, Inc.(b)	100,568
123,029	Wabtec Corp.	5,488,324
105,800	Waddell & Reed Financial, Inc. - Class A	2,521,214
1,100	Walter Energy, Inc.	78,430
7,155	Warnaco Group, Inc. (The)(b)	298,864
4,000	Warner Music Group Corp.(b)	18,760
500	Washington Banking Co.	7,205
7,300	Washington Federal, Inc.	127,020
611	Washington Trust Bancorp, Inc.	11,829
533,700	Waste Connections, Inc.(b)	20,371,329
1,600	WaterFurnace Renewable Energy, Inc.	39,656
1,046,151	Waters Corp.(b)	67,121,048
912	Waterstone Financial, Inc.(b)	3,639
2,800	Watsco, Inc.	155,988
101,900	WD-40 Co.(d)	3,705,084

Shares		Value

UNITED STATES (continued)
17,200	WebMediaBrands, Inc.(b)	$12,384
3,900	Websense, Inc.(b)	72,384
2,800	Webster Financial Corp.	52,192
1,700	Weight Watchers International, Inc.	46,563
1,200	Weingarten Realty Investors REIT	25,404
2,900	Wellcare Health Plans, Inc.(b)	74,791
4,957	Wendy’s/Arby’s Group, Inc. - Class A	21,613
9,800	Werner Enterprises, Inc.	225,694
2,200	WESCO International, Inc.(b)	79,046
797	West Coast Bancorp	2,032
283,700	West Pharmaceutical Services, Inc.	10,309,658
3,200	Westamerica Bancorp	172,032
200	Westar Energy, Inc.	4,776
7,000	Western Alliance Bancorp(b)	50,890
200,000	Western Union Co. (The)	3,246,000
800	Westfield Financial, Inc.	6,568
283	Westwood Holdings Group, Inc.	10,253
6,900	WGL Holdings, Inc.	248,952
519	White Mountains Insurance Group Ltd.	162,992
63,900	Whiting Petroleum Corp.(b)	5,623,839
800	Whole Foods Market, Inc.(b)	30,376
4,200	Williams-Sonoma, Inc.	112,182
225,000	Willis Group Holdings Plc	6,885,000
1,111	Wilshire Bancorp, Inc.	8,366
1,929	Windstream Corp.	21,991
1,347,222	Wisconsin Energy Corp.	73,127,210
3,150	WMS Industries, Inc.(b)	121,306
5,500	Wolverine World Wide, Inc.	157,245
8,400	Woodward Governor Co.	254,016
3,690	World Acceptance Corp.(b)	152,877
9,200	World Fuel Services Corp.	239,660
3,400	World Wrestling Entertainment, Inc. - Class A	54,536
1,400	WR Grace & Co.(b)	35,938
130,000	Wright Express Corp.(b)	4,548,700
15,900	Wyndham Worldwide Corp.	405,927
11,360	X-Rite, Inc.(b)	42,032
400	Young Innovations, Inc.	10,680
2,500	Zebra Technologies Corp. - Class A(b)	68,600
3,893	Zep, Inc.	74,123
20	Zhone Technologies, Inc.(b)	28
44,000	Zimmer Holdings, Inc.(b)	2,331,560
9,400	Zions Bancorp	208,586
10,100	Zoll Medical Corp.(b)	267,246

		2,018,357,537

Total Common Stocks (Cost $2,745,738,236)		3,352,416,886

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

EXCHANGE TRADED FUNDS — 7.2%
625,000	iShares MSCI EAFE Small Cap Index Fund	$22,437,500
2,168,500	iShares MSCI Emerging Markets Index Fund	89,775,900
100,861	iShares MSCI Japan Small Cap Index Fund	4,210,947
1,575,000	iShares MSCI Malaysia Index Fund	19,325,250
1,514,400	iShares MSCI Singapore Index Fund	18,642,264
357,000	iShares MSCI South Korea Index Fund	17,510,850
600,000	iShares S&P Small Cap 600 Index Fund	34,578,000
55,000	SPDR Russell Nomura Small Cap Japan Fund	2,142,250
510,000	SPDR S&P International Small Cap Fund	13,127,400
335,448	SPDR S&P Midcap 400 ETF Trust	46,275,051

Total Exchange Traded Funds (Cost $218,441,972)		268,025,412

INVESTMENT COMPANY — 0.2%
7,483,000	SEI Daily Income Trust Government II Fund, Class A	7,483,000

Total Investment Company (Cost $7,483,000)		7,483,000

RIGHTS/WARRANTS — 0.0%

Banks — 0.0%
4,768	Hanmi Financial - Rights Expire 7/12/10(c)	381

Consumer Discretionary — 0.0%
98,649	Citadel Resources Rights, Expire 7/19/10(c)	892
2,036	Groupe Partouche SA Rights, Expire 8/2/10(b)	16

		908

Consumer Staples — 0.0%
1,308	Britannia Industries Ltd. Rights, Expire 3/22/13(c)(d)	1,965
141	Maui Land & Pineapple Rights, Expire 7/29/10(c)	0
233,114	Pacific Andes International Holdings Ltd. Warrants, Expire, 6/15/11(b)	2,251

		4,216

Diversified Financials — 0.0%
438,442	Resolution Ltd. Rights, Expire 8/5/10(b)	598,541

Energy — 0.0%
3,706	Development Securities Plc Rights, Expire 8/11/10(b)	87

Shares		Value

Energy (continued)
19,688	Etablissements Maurel et Prom Warrants, Expire 6/30/14	$3,335
5,582	Gulf Oil Rights, Expire 8/23/10(c)	7,506
89,656	Norse Energy Rights, Expire 1/29/10(c)	0
5,558	Riversdale Mining Ltd. Rights, Expire 8/6/10(c)	4,174

		15,102

Health Care — 0.0%
1,910	Allied Medical Unlisted Rights, Expire 8/16/10(c)	0
9,600	Ligand Pharmaceuticals Contingent Value Rights(c) (d)	0
9,600	Ligand Pharmaceuticals Contingent Value Rights(c) (d)	0
9,600	Ligand Pharmaceuticals Contingent Value Rights(c) (d)	0
9,600	Ligand Pharmaceuticals Contingent Value Rights(c)(d)	0
9,629	Medi-Clinic Corp Ltd. Rights, Expire 8/6/10(b)	2,957
22,373	Mediq Coupons, Expire 8/18/10	0

		2,957

Industrials — 0.0%
43,639	HKC Warrants, Expire 6/8/11	399
2,644	Hong Kong Energy Warrants, Expire 6/8/11	31
428	Latecoere Warrants, Expire 7/30/15	91

		521

Information Technology — 0.0%
15,450	Kingboard Chemical Holdings Ltd. Warrants, Expire 10/31/12(b)(d)	6,146
44,070	Unisem (M) Berhad Rights, Expire 8/16/10(c)	139

		6,285

Materials — 0.0%
6,146	KME Group SpA, Warrants, Expire 12/30/11(b)	90
2,762	MIL Resources Ltd. Warrants, Expire 5/31/12(b)(d)	15

		105

Real Estate — 0.0%
11,352,000	Bakrieland Development Tbk PT Rights, Expire 7/21/10(c)	0

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

Real Estate (continued)
465,116	Bangkok Land Public Co. Ltd. - NVDR Warrants, Expire 5/2/13(b)(d)	2,018
1,133	Cheuk Nang Holdings Ltd. Warrants, Expire 5/20/11	$114
2,642	Fonciere Des Regions Warrants, Expire 12/31/10	1,911

		4,043

Utilities — 0.0%
1,044	Elia System Operator SA NV Warrants, Expire 6/16/10	244

Total Rights/Warrants (Cost $721,748)		633,303

Principal Amount

U.S. GOVERNMENT AGENCIES — 0.9%

Federal Home Loan Bank — 0.9%
$18,000,000	0.06%, 08/02/2010	18,000,000
15,100,000	0.17%, 08/11/2010(f)	15,099,358

Total U.S. Government Agencies (Cost $33,099,358)		33,099,358

Shares

CASH SWEEP — 0.8%
30,216,060	Citibank - US Dollars on Deposit in Custody Account	30,216,060

Total Cash Sweep (Cost $30,216,060)		30,216,060

TOTAL INVESTMENTS — 99.8% (Cost $3,035,700,374)(a)		3,691,874,019
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,673,475

NET ASSETS — 100.0%		$3,697,547,494

(a)	Tax cost for financial reproting purposes is $3,037,953,230 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$741,307,345
Unrealized depreciation	(87,386,556)

Net unrealized appreciation	$653,920,789

(b)	Non-income producing security.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $1,254,453, which is 0.03% of net assets.

(d)	Illiquid security.

(e)	Securities incorporated in the same country but traded on different exchanges.

(f)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust
VVPR — Voter Verified Paper Record
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	2.6%
Consumer Discretionary	16.0%
Consumer Staples	6.9%
Diversified Financials	3.4%
Energy	10.2%
Health Care	8.9%
Industrials	15.2%
Information Technology	12.7%
Insurance	5.0%
Materials	5.4%
Real Estate	1.2%
Telecommunication Services	0.6%
Utilities	2.6%
Other*	9.3%

100%

*

Includes cash and equivalents, exchange traded funds, U.S. government agencies, rights/warrants, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments	July 31, 2010
(Unaudited)

Shares		Value

COMMON STOCKS — 9.6%

AUSTRALIA — 0.0%
129,380	GrainCorp Ltd.	$661,332
1,626,450	Grange Resources Ltd.(b)	824,011
834,140	Sigma Pharmaceuticals Ltd.(b)	328,271

		1,813,614

BELGIUM — 0.1%
5,800	D’ieteren SA	2,796,565

BRAZIL — 0.4%
935,770	Acos Villares SA	393,717
262,944	BM&FBOVESPA SA	1,943,525
82,310	Grendene SA	376,732
101,400	Itau Unibanco Holding SA - ADR	2,270,346
17,280	M Dias Branco SA	390,735
52,440	Marisa Lojas SA(b)	661,612
22,820	Natura Cosmeticos SA	596,839
54,200	Odontoprev SA(b)	510,012
143,600	Petroleo Brasileiro SA - ADR	4,573,660
12,110	Souza Cruz SA	554,961
107,900	Tam SA - ADR	1,821,352

		14,093,491

CANADA — 0.4%
113,470	Alimentation Couche Tard, Inc. - Class B	2,365,315
500,000	Asian Coast Development Ltd.(c)	6,000,000
309,430	ATS Automation Tooling Systems, Inc.(b)	2,013,605
52,300	Barrick Gold Corp.	2,149,530
478,210	Western Coal Corp.(b)	1,953,681
103,400	Zargon Energy Trust	1,788,290

		16,270,421

CHINA — 0.3%
30,000	Baidu Inc. - ADR(b)	2,442,300
29,100	Ctrip.com International Ltd. - ADR(b)	1,171,566
872,000	Dongfeng Motor Group Co. Ltd. - H Shares	1,216,927
887,670	Qingling Motors Co. Ltd. - H Shares	223,989
1,387,310	Regent Manner International Ltd.	694,771
275,700	Shandong Airlines Co. Ltd. - B Shares	239,585
286,200	Shandong Chenming Paper Holdings Ltd. - B Shares	217,022
158,600	Tencent Holdings Ltd.	3,056,636
456,000	Tianneng Power International Ltd.	178,467
3,804,290	Yantai North Andre Juice Co. - H Shares	193,459

		9,634,722

Shares		Value

DENMARK — 0.2%
39,890	FLSmidth & Co. AS	$2,841,388
152,610	H. Lundbeck AS	2,324,627
265,060	Torm AS(b)	2,125,375

		7,291,390

EGYPT — 0.0%
35,070	Suez Cement	232,652
85,220	Telecom Egypt	256,811

		489,463

FRANCE — 0.2%
53,460	Groupe Danone	2,998,447
71,884	Pernod-Ricard SA	5,626,169

		8,624,616

GERMANY — 0.2%
23,890	Axel Springer AG	2,864,172
31,500	Deutsche Boerse AG	2,205,168
260,370	Kontron AG	2,045,990

		7,115,330

GREECE — 0.1%
125,720	OPAP SA	1,859,497

HONG KONG — 0.2%
1,308,000	China Overseas Land & Investment Ltd.	2,802,075
1,376,560	China Pharmaceutical Group Ltd.	774,453
245,500	Hengan International Group Co. Ltd.	2,114,445
4,468,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,029,639
332,230	Kingboard Laminates Holdings Ltd.	329,771
635,300	RCG Holdings Ltd.(b)	432,047
1,373,000	Samson Holding Ltd.	226,256
4,068,000	Singamas Container Holdings Ltd.(b)	858,902
2,836,000	Victory City International Holdings Ltd.	595,131

		9,162,719

INDIA — 0.3%
108,760	Balrampur Chini Mills Ltd.	195,934
44,600	Container Corp. of India	1,320,844
1,717,131	GMR Infrastructure Ltd.(b)	2,101,779
127,820	Graphite India Ltd.	262,636
66,190	Gujarat Flourochemicals Ltd.	285,271
24,800	Housing Development Finance Corp.	1,592,721
93,343	Kotak Mahindra Bank Ltd.	1,548,945
28,240	Nava Bharat Ventures Ltd.	241,688
70,720	Polaris Software Lab Ltd.	266,695
116,300	Reliance Industries Ltd.	2,530,255
19,830	Tata Steel Ltd.	228,832
51,534	United Spirits Ltd.	1,538,635
44,560	Vardhman Textiles Ltd.	285,192

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

INDIA (continued)
17,400	Zuari Industries Ltd.	$261,347

		12,660,774

INDONESIA — 0.0%
696,000	Medco Energi Internasional Tbk PT	233,335
4,188,000	Tunas Ridean Tbk PT	299,527

		532,862

IRELAND — 0.2%
169,800	Accenture Plc - Class A	6,730,872
157,700	Elan Corp. Plc - ADR(b)	752,229

		7,483,101

ITALY — 0.3%
204,470	ERG SpA	2,664,556
1,183,910	Hera SpA	2,246,339
1,909,509	Intesa Sanpaolo SpA	6,320,488

		11,231,383

JAPAN — 0.5%
106,000	Aeon Mall Co. Ltd.	2,323,792
46,000	Alpen Co. Ltd.	729,973
42,000	ASKUL Corp.	824,492
19,000	Bank of Okinawa Ltd. (The)	613,357
35,000	Cosmos Pharmaceutical Corp.	882,343
104,000	Daicel Chemical Industries Ltd.	736,709
30,000	Doshisha Co. Ltd.	673,997
92,000	Iida Home Max	784,814
110,000	Kinki Sharyo Co. Ltd.	515,655
34,000	Kissei Pharmaceutical Co. Ltd.	650,917
51,000	Megachips Corp.	776,850
37,000	Meitec Corp.(b)	623,555
24,000	Miraca Holdings, Inc.	714,486
365,000	Mitsubishi Steel Manufacturing Co. Ltd.	764,685
41,000	Modec, Inc.	629,747
524,000	Nippon Coke & Engineering Co. Ltd.	770,276
63,000	NSD Co. Ltd.	682,539
53,000	Sato Corp.	668,059
60,000	Siix Corp.	609,757
29,000	Token Corp.(b)	841,183
122,800	Toyota Motor Corp.	4,335,205

		20,152,391

MALAYSIA — 0.0%
619,000	DRB-Hicom Berhad	219,890
306,130	SapuraCrest Petroleum Berhad	220,383

		440,273

MEXICO — 0.2%
104,400	America Movil SAB de CV - ADR, Series L	5,179,284

Shares		Value

MEXICO (continued)
246,400	Grupo Financiero Banorte SAB de CV - Series O	$965,412

		6,144,696

MOROCCO — 0.0%
1,500	Cosumar	277,173

PAKISTAN — 0.0%
423,290	Kot Addu Power Co. Ltd.	217,523
242,040	Lucky Cement Ltd.	196,569
901,720	Pakistan Telecommunication Co. Ltd.	211,489

		625,581

POLAND — 0.0%
337,120	Netia SA(b)	541,761

RUSSIA — 0.0%
36,600	CTC Media, Inc.	659,898
25,602	X5 Retail Group NV - GDR(b)	958,027

		1,617,925

SOUTH AFRICA — 0.0%
2,720	Assore Ltd.	287,799
31,150	Highveld Steel and Vanadium Corp. Ltd.(b)	367,126
53,510	Pioneer Foods Ltd.	308,066
17,690	Wilson Bayly Holmes-Ovcon Ltd.	273,889

		1,236,880

SOUTH KOREA — 0.2%
53,580	CJ Internet Corp.	532,143
35,740	Global & Yuasa Battery Co. Ltd.	916,856
59,370	Handsome Co. Ltd.	820,489
45,840	Hyundai Hysco	726,497
12,850	KT&G Corp.	645,175
22,920	LG Display Co. Ltd.	703,249
7,710	LG Electronics, Inc.	654,950
106,890	Wooree ETI Co. Ltd.	662,260

		5,661,619

SPAIN — 0.3%
53,600	Corp. Financiera Alba	2,207,227
512,200	Iberdrola Renovables SA	1,792,837
234,400	Telefonica SA	5,321,094

		9,321,158

SWEDEN — 0.1%
147,900	Investor AB - B Shares	2,788,112

SWITZERLAND — 0.1%
13,710	Garmin Ltd.	390,872
11,270	Noble Corp.	366,275
11,800	Valora Holding AG	2,990,496

		3,747,643

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

TAIWAN — 0.1%
80,000	Chinese Maritime Transport Ltd.	$174,762
2,107,970	Chunghwa Picture Tubes Ltd.(b)	137,490
63,469	Dynapack International Technology Corp.	181,830
518,890	Elitegroup Computer Systems Co. Ltd.	192,700
176,000	First Steamship Co. Ltd.	299,343
136,000	Gemtek Technology Corp.	185,261
223,430	Great Wall Enterprise Co.	223,475
91,955	Green Energy Technology, Inc.	194,565
153,000	Senao International Co. Ltd.	227,517
117,460	Taiwan Mobile Co. Ltd.	231,669
135,000	Taiwan Navigation Co. Ltd.	168,732

		2,217,344

THAILAND — 0.0%
13,445,700	Bangkokland Public Co. Ltd. - FOR(b)	274,955
91,600	Electricity Generating Public Co. Ltd. - FOR	243,368
2,649,900	True Corp. Public Co. Ltd. - FOR(b)	361,257

		879,580

TURKEY — 0.0%
192,571	Turk Hava Yollari AO(b)	557,067
98,370	Turkcell Iletisim Hizmet AS	577,610
96,290	Yazicilar Holding AS - Class A	651,644

		1,786,321

UNITED KINGDOM — 0.9%
16,090	Amdocs Ltd.(b)	439,740
110,200	Anglo American Plc	4,365,357
230,550	Berkeley Group Holdings Plc(b)	2,930,306
158,050	Dana Petroleum Plc(b)	4,243,335
914,491	Rolls-Royce Group Plc(b)	8,322,815
109,800	Standard Chartered Plc	3,173,619
948,500	Vodafone Group Plc	2,213,895
385,530	WH Smith Plc	2,569,231
303,060	WPP Plc	3,221,816

		31,480,114

UNITED STATES — 4.3%
23,145	Aaron’s, Inc.	420,313
11,650	Advance Auto Parts, Inc.	623,624
32,100	Amazon.com, Inc.(b)	3,784,269
8,410	Amedisys, Inc.(b)	220,931
17,980	American Financial Group, Inc.	529,871
15,310	American Physicians Capital, Inc.	626,944
8,530	Amgen, Inc.(b)	465,141
14,310	Andersons, Inc. (The)	491,835
84,580	APAC Customer Services, Inc.(b)	458,424

Shares		Value

UNITED STATES (continued)
32,470	Apogee Enterprises, Inc.	$365,612
19,000	Apple, Inc.(b)	4,887,750
20,230	Applied Industrial Technologies, Inc.	566,440
77,017	Arch Coal, Inc.	1,824,533
37,160	Asbury Automotive Group, Inc.(b)	500,174
13,300	AutoZone, Inc.(b)	2,813,881
19,050	Baldwin & Lyons, Inc. - Class B	425,577
348,600	Bank of America Corp.	4,894,344
55,300	Bed Bath & Beyond, Inc.(b)	2,094,764
4,910	Bio-Rad Laboratories, Inc. - Class A(b)	436,008
18,260	Brink’s Co. (The)	399,894
21,520	CA, Inc.	420,931
28,740	Cabela’s, Inc.(b)	448,057
25,160	Cantel Medical Corp.	399,541
13,210	Carlisle Cos., Inc.	444,913
8,780	Chemed Corp.	464,638
9,660	Chubb Corp.	508,406
10,130	Columbia Sportswear Co.	496,471
15,860	Comtech Telecommunications Corp.(b)	342,100
25,790	Cooper Tire & Rubber Co.	557,322
27,120	Corning, Inc.	491,414
23,670	Corrections Corp. of America(b)	463,222
10,780	Cracker Barrel Old Country Store, Inc.	528,004
13,460	Cubic Corp.	545,399
155,240	Denny’s Corp.(b)	416,043
15,190	Discovery Communications, Inc. - Class A(b)	586,486
22,700	DISH Network Corp. - Class A	455,816
13,080	Dollar Tree, Inc.(b)	579,706
35,420	Domino’s Pizza, Inc.(b)	453,022
17,890	DPL, Inc.	452,796
18,210	Dress Barn, Inc.(b)	449,787
7,010	Dun & Bradstreet Corp.	479,204
56,060	Earthlink, Inc.	495,010
36,200	Edwards Lifesciences Corp.(b)	2,092,360
42,200	Emerson Electric Co.	2,090,588
20,730	Endo Pharmaceuticals Holdings, Inc.(b)	497,727
21,200	EOG Resources, Inc.	2,067,000
209,300	Fifth Third Bancorp	2,660,203
10,670	Fluor Corp.	515,254
75,240	Force Protection, Inc.(b)	336,323
1,850	Furiex Pharmaceuticals, Inc.(b)	21,663
96,190	Gander Mountain Co.(b)	478,545
21,520	Gap, Inc. (The)	389,727
17,070	GeoEye, Inc.(b)	589,256
72,000	Gilead Sciences, Inc.(b)	2,399,040
19,770	Global Partners LP	496,622
39,600	Goldman Sachs Group, Inc. (The)	5,972,472
18,400	Google, Inc. - Class A(b)	8,921,240

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
15,340	Group 1 Automotive, Inc.(b)	$425,225
17,270	Gulfmark Offshore, Inc. - Class A(b)	508,429
9,580	Gymboree Corp.(b)	414,814
45,300	H&E Equipment Services, Inc.(b)	394,110
10,800	Harris Corp.	480,924
15,650	Harsco Corp.	362,454
61,240	Hawaiian Holdings, Inc.(b)	367,440
89,190	Hecla Mining Co.(b)	440,599
11,250	Herbalife Ltd.	558,450
11,910	Hormel Foods Corp.	511,177
9,830	Hubbell, Inc. - Class B	463,878
10,210	Humana, Inc.(b)	480,074
36,390	Huntsman Corp.	381,003
28,800	Illumina, Inc.(b)	1,291,104
34,280	Insight Enterprises, Inc.(b)	499,460
3,840	International Business Machines Corp.	493,056
107,110	International Coal Group, Inc.(b)	481,995
19,320	International Paper Co.	467,544
11,250	Jacobs Engineering Group, Inc.(b)	411,412
12,060	Jo-Ann Stores, Inc.(b)	505,193
10,210	Jos. A. Bank Clothiers, Inc.(b)	599,123
205,900	JPMorgan Chase & Co.	8,293,652
232,700	Juniper Networks, Inc.(b)	6,464,406
13,150	Kaydon Corp.	499,568
22,220	Kensey Nash Corp.(b)	522,170
9,130	Kohl’s Corp.(b)	435,410
131,340	Kopin Corp.(b)	495,152
6,650	Laboratory Corp. of America Holdings(b)	485,317
8,400	Lancaster Colony Corp.	436,128
16,530	Layne Christensen Co.(b)	416,721
18,190	Lincoln Educational Services Corp.(b)	383,627
152,700	Lowe’s Cos., Inc.	3,166,998
5,620	Lubrizol Corp.	525,414
8,650	Manpower, Inc.	415,027
9,740	Mantech International Corp - Class A(b)	386,191
44,000	MarineMax, Inc.(b)	334,400
19,700	Mastercard, Inc. - Class A	4,137,788
21,620	Mattel, Inc.	457,479
82,310	Mediacom Communications Corp. - Class A(b)	604,155
8,990	Mednax, Inc.(b)	423,878
54,510	ModusLink Global Solutions, Inc.(b)	357,586
62,100	Monsanto Co.	3,591,864
36,000	MSCI, Inc. - Class A(b)	1,161,720
19,870	Multi-Fineline Electronix, Inc.(b)	503,506
40,400	Murphy Oil Corp.	2,211,900
43,110	National Beverage Corp.	613,024

Shares		Value

UNITED STATES (continued)
3,920	National Presto Industries, Inc.	$399,801
34,930	News Corp. - Class A	455,836
7,620	Oceaneering International, Inc.(b)	377,038
10,780	Oil States International, Inc.(b)	495,233
72,890	Omnova Solutions, Inc.(b)	568,542
32,170	Penske Auto Group, Inc.(b)	450,380
22,410	Perry Ellis International, Inc.(b)	501,760
22,210	Pharmaceutical Product Development, Inc.	538,815
10,270	Phillips-Van Heusen Corp.	532,910
44,700	Praxair, Inc.	3,880,854
8,520	ProAssurance Corp.(b)	507,025
178,600	QUALCOMM, Inc.	6,801,088
128,420	Quiksilver, Inc.(b)	574,037
55,200	Range Resources Corp.	2,049,024
41,200	Red Hat, Inc.(b)	1,324,580
10,360	Reliance Steel & Aluminum Co.	406,941
9,310	Ross Stores, Inc.	490,265
14,500	SanDisk Corp.(b)	633,650
104,150	Santarus, Inc.(b)	259,333
16,920	Scansource, Inc.(b)	466,654
35,900	Schlumberger Ltd.	2,141,794
16,970	Scholastic Corp.	429,850
380	Seaboard Corp.	576,840
6,120	SEACOR Holdings, Inc.(b)	506,858
23,430	Sealed Air Corp.	506,791
57,110	SFN Group, Inc.(b)	427,754
16,760	Silgan Holdings, Inc.	476,319
115,970	Smith & Wesson Holding Corp.(b)	446,484
41,820	Sonic Automotive, Inc. - Class A(b)	413,600
15,220	STERIS Corp.	483,844
23,520	Sterling Construction Co., Inc.(b)	291,413
16,245	Steven Madden Ltd.(b)	627,544
18,820	T-3 Energy Services, Inc.(b)	477,275
9,270	Target Corp.	475,736
27,920	Team, Inc.(b)	396,464
64,720	TeleCommunication Systems, Inc. - Class A(b)	232,345
27,760	TeleTech Holdings, Inc.(b)	385,864
16,080	Time Warner, Inc.	505,877
11,620	TJX Cos., Inc.	482,462
10,480	Towers Watson & Co. - Class A	466,465
8,430	Tractor Supply Co.	585,969
9,230	Travelers Cos., Inc. (The)	465,653
27,100	Trinity Industries, Inc.	552,027
8,460	Triumph Group, Inc.	642,114
17,040	United Natural Foods, Inc.(b)	574,759
11,930	United States Lime & Minerals, Inc.(b)	509,650
12,950	Universal Forest Products, Inc.	401,061
10,330	URS Corp.(b)	417,229
31,080	US Ecology, Inc.	459,673

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
15,590	USANA Health Sciences, Inc.(b)	$653,221
5,920	Valmont Industries, Inc.	420,616
14,440	Walgreen Co.	412,262
70,800	WellPoint, Inc.(b)	3,590,976
20,470	Weyco Group, Inc.	517,891
38,420	Willbros Group, Inc.(b)	351,543

		157,717,171

Total Common Stocks (Cost $347,942,770)		357,695,690

EXCHANGE TRADED FUNDS — 2.8%

UNITED STATES — 2.8%
150,000	iShares iBoxx High Yield Corp. Bond Fund	13,293,000
1,000,000	iShares MSCI Malaysia Index Fund	12,270,000
1,325,000	iShares MSCI South Korea Index Fund	64,991,250
960,000	iShares MSCI Taiwan Index Fund(b)	11,932,800

Total Exchange Traded Funds (Cost $83,890,785)		102,487,050

PREFERRED STOCKS — 0.4%

UNITED STATES — 0.4%
5,000	Crown Castle International Corp., Cnv	293,050
225,000	Fannie Mae	90,563
250,000	Freddie Mac	110,375
1,275,000	Motors Liquidation Co. Series C, Cnv	9,792,000
100,000	Petroquest Energy, Inc.	3,575,000

Total Preferred Stocks (Cost $19,910,556)		13,860,988

Principal Amount		Value

BANK LOANS — 2.3%

UNITED STATES — 2.3%
$1,000,000	Affinion Group Holdings, Inc., 5.00%, 01/28/18(d)	954,688
1,500,000	Allison Transmission, Inc., Term Loan, 3.04%, 08/07/14(d)	1,400,937
2,000,000	American General Finance, Term B Loan, 7.25%, 04/16/15(d)	1,971,876
1,843,939	Amscan Holdings, Inc., 2.53%, 05/27/13(d)	1,737,913
2,487,127	Avaya, Inc., Term A Loan, 3.10%, 10/24/14(d)	2,205,254
1,071,504	Calpine Corp., 3.19%, 03/29/14(d)	1,015,586

Principal Amount		Value

UNITED STATES (continued)
$1,979,644	Cengage Learning Acquisitions, Inc., 2.79%, 07/03/14(d)	$1,746,586
2,593,123	Cumulus Media, Inc., Replacement Term Loan, 4.34%, 06/11/14(d)	2,325,168
3,657,358	Dana Holding Corp., Term Advance, 5.35%, 01/30/15(d)	3,575,068
2,490,324	Ford Motor Company, Tranche B-1 Loan, 3.35%, 12/15/13(d)	2,418,209
234,113	Hertz Corp. (The), Letter of Credit, 0.00%, 12/21/12(d)	226,113
1,265,887	Hertz Corp. (The), Tranche B Term Loan, 1.75%, 12/21/12(d)	1,222,629
961,970	Isle of Capri Casinos, Inc., 5.00%, 11/25/13(d)	907,619
384,788	Isle of Capri Casinos, Inc., 5.00%, 11/25/13(d)	363,048
338,431	Isle of Capri Casinos, Inc., 5.00%, 11/25/13(d)	319,310
2,204,114	L-1 Identity Solutions, Inc., 6.99%, 08/05/13(d)	2,189,419
542,128	Las Vegas Sands Corp., I Term Loan, 2.05%, 05/23/14(d)	503,017
2,682,979	Las Vegas Sands Corp., Tranche B Term Loan, 2.05%, 05/23/14(d)	2,489,421
1,035,003	Manitowoc Co., Inc. (The), 8.00%, 11/06/14(d)	1,033,421
5,074,268	MGM Mirage, Inc., 6.00%, 10/03/11(d)	4,877,640
1,500,000	MGM Mirage, Inc., Class B Loan, 4.00%, 10/03/11(d)	1,443,750
1,603,065	Michaels Stores, Inc., Replacement Term B-1 Loan, 2.64%, 10/31/13(d)	1,498,190
3,285,170	Nuveen Investments, Inc., 3.39%, 11/13/14(d)	2,886,843
1,000,000	Nuveen Investments, Inc., 12.50%, 07/21/15(d)	878,750
3,256,269	OSI Restaurant Partners LLC, 2.63%, 06/14/14(d)	2,819,385
295,099	OSI Restaurant Partners LLC, Pre-Funded Loan, 2.19%, 06/14/13(d)	255,506
1,944,651	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 2.81%, 04/02/14(d)	1,825,271

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount			Value

UNITED STATES (continued)
$1,000,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Term Loan C, 7.50%, 04/01/15(d)	$1,001,071
3,900,000		PQ Corp., Second Lien, 6.86%, 07/30/15(d)	3,552,900
2,809,694		Rental Service Corp., 4.04%, 11/30/13(d)	2,651,649
1,000,000		Reynolds Group Holdings, Inc., Incremental Term Loan, 5.75%, 05/04/16(d)	992,500
3,000,000		Savvis, Term B Loan, 6.75%, 07/30/16(d)	2,958,750
3,958,009		Sensata Technologies B.V./Sensata Technologies Finance Co. LLC, 2.08%, 04/27/13(d)	3,720,529
3,250,000		Sequa Corp., 3.63%, 12/03/14(d)	3,026,562
2,738,484		ServiceMaster Co. (The), 2.85%, 07/24/14(d)	2,517,009
272,712		ServiceMaster Co. (The), 2.86%, 07/24/14(d)	250,656
3,250,000		Spectrum Brands, Inc., Term B Loan, 8.00%, 06/04/16(d)	3,279,113
2,238,491		TXU Energy, Initial Tranche B-3 Term Loan, 3.85%, 10/10/14(d)	1,726,785
498,750		U.S. Telepacific Corp., Term Loan Advance, 9.25%, 08/17/15(d)	499,165
3,530,945		Univar, Inc., Tranche B Term Loan, 3.35%, 10/10/14(d)	3,383,087
4,300,000		Universal Health Services, Inc., Term B Loan, 4.00%, 07/28/16(d)	4,265,957
3,488,445		US Foodservice, Term Loan, 2.85%, 07/03/14(d)	3,023,610
2,338,029		Venoco, Inc., 5.28%, 05/07/14(d)	2,109,096

Total Bank Loans (Cost $80,835,313)			84,049,056

CORPORATE BONDS — 55.4%

AUSTRALIA — 0.5%
22,500,000	(e)	Transpacific Industries Group Ltd., Cnv., 6.75%, 12/07/14	17,629,831

AUSTRIA — 0.5%
5,962,800	(e)	A-TEC Industries AG, Cnv., 6.19%, 05/10/14	13,656,542

Principal Amount			Value

AUSTRIA (continued)
$5,000,000	(e)	A-TEC Industries AG, Cnv., 8.75%, 10/27/14	$5,937,488

			19,594,030

BERMUDA — 1.5%
7,000,000		Alliance Oil Co. Ltd., Cnv., 7.25%, 07/16/14	7,487,200
7,000,000	(f)	Celestial Nutrifoods Ltd., Cnv., 15.73%, 06/12/11(g)	1,029,563
32,000,000		Central European Media Enterprises Ltd., Cnv., 3.50%, 03/15/13(h)	25,680,000
5,000,000		Intelsat Bermuda Ltd., STEP, 11.25%, 02/04/17	5,300,000
1,550,000		Intelsat Jackson Holdings Ltd., 11.25%, 06/15/16	1,674,000
4,250,000		Intelsat Ltd., 6.50%, 11/01/13	4,058,750
1,500,000		Intelsat Subsidiary Holding Co. Ltd., 8.88%, 01/15/15(h)	1,548,750
1,000,000		NCL Corp. Ltd., 11.75%, 11/15/16	1,111,250
200,000		Petroplus Finance Ltd., 6.75%, 05/01/14(h)	180,000
1,000,000		Petroplus Finance Ltd., 9.38%, 09/15/19(h)	900,000
7,000,000		Seadrill Ltd., Cnv., 3.63%, 11/08/12	7,073,045

			56,042,558

BRAZIL — 0.0%
1,000,000		Petrobras International Finance Co., 5.75%, 01/20/20	1,063,173

CANADA — 0.6%
2,550,000		Bombardier, Inc., 7.75%, 03/15/20(h)	2,747,625
1,500,000		Cascades, Inc., 7.88%, 01/15/20	1,556,250
2,000,000		Telesat Canada/Telesat LLC, 11.00%, 11/01/15	2,290,000
12,000,000	(e)	Uranium One, Inc., Cnv., 4.25%, 12/31/11	11,123,973
1,650,000		Videotron Ltee, 6.88%, 01/15/14	1,678,875
1,000,000		Videotron Ltee, 9.13%, 04/15/18	1,120,000

			20,516,723

FINLAND — 0.3%
9,800,000	(e)	Talvivaara Mining Co. Plc, Cnv., 5.25%, 05/20/13	12,482,271

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount			Value

FRANCE — 0.1%
$1,500,000		Cie Generale de Geophysique- Veritas, 7.50%, 05/15/15	$1,470,000
2,000,000		Cie Generale de Geophysique- Veritas, 9.50%, 05/15/16	2,107,500
1,500,000		Cie Generale de Geophysique- Veritas, 7.75%, 05/15/17	1,462,500

			5,040,000

GERMANY — 0.6%
500,000		Kabel Deutschland GmbH, 10.63%, 07/01/14	520,625
16,000,000	(e)	TUI AG, Cnv., 2.75%, 09/01/12	18,779,697
2,150,000		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17(h)	2,198,375

			21,498,697

HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(g)	1,133,154

INDIA — 0.4%
6,700,000		Jaiprakash Associates Ltd., Cnv., 7.57%, 09/12/12(g)	8,509,000
7,000,000		Jaiprakash Power Ventures Ltd., Cnv., 5.00%, 02/13/15	7,465,136

			15,974,136

INDONESIA — 0.1%
3,000,000		Berlian Laju Tanker Tbk PT, Cnv., 12.00%, 02/10/15	2,745,000

LUXEMBOURG — 0.7%
1,000,000		ArcelorMittal, 9.00%, 02/15/15	1,204,054
1,000,000		FMC Finance III SA, 6.88%, 07/15/17	1,037,500
500,000		Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19(h)	542,715
13,500,000	(i)	Kloeckner & Co. Finance International SA, Cnv., 1.50%, 07/27/12	15,987,570
7,500,000		Wind Acquisition Finance SA, 11.75%, 07/15/17(h)	7,968,750

			26,740,589

Principal Amount			Value

MACAU — 0.1%
$2,500,000		MCE Finance Ltd., 10.25%, 05/15/18(h)	$2,659,375

NORWAY — 1.1%
46,400,000		Petroleum Geo-Services ASA, Cnv., 2.70%, 12/03/12	42,131,432

PHILIPPINES — 0.2%
5,000,000		First Gen Corp., Cnv., 2.50%, 02/11/13	5,760,310

SOUTH AFRICA — 1.2%
75,000,000	(e)	Netcare Ltd., Cnv., 6.00%, 09/30/11	10,476,262
236,000,000	(e)	Steinhoff International Holdings Ltd., Cnv., 5.70%, 07/31/13	28,265,652
39,000,000	(e)	Steinhoff International Holdings Ltd., Cnv., 9.63%, 07/20/15	5,606,559

			44,348,473

SWEDEN — 0.1%
2,000,000		Volvo Treasury AB, 5.95%, 04/01/15(h)	2,139,838

THAILAND — 0.4%
13,500,000		Thoresen Thai Agencies Public Co. Ltd., Cnv., 2.50%, 09/24/12	14,390,150

UNITED ARAB EMIRATES — 0.5%
21,850,000		Dana Gas Sukuk Ltd., Cnv., 7.50%, 10/31/12	20,139,145

UNITED KINGDOM — 0.5%
750,000		Ineos Finance Plc, 9.00%, 05/15/15(h)	765,000
10,000,000	(i)	International Power Finance (Jersey) III Ltd., Cnv., 4.75%, 06/05/15	13,292,154
2,150,000		Virgin Media Finance Plc, 9.13%, 08/15/16	2,311,250
1,000,000		Virgin Media Finance Plc, 9.50%, 08/15/16	1,125,000
1,750,000		Virgin Media Finance Plc, 8.38%, 10/15/19	1,898,750

			19,392,154

UNITED STATES — 45.8%
850,000		Accellent, Inc., 10.50%, 12/01/13	856,375
1,650,000		Accellent, Inc., 8.38%, 02/01/17(h)	1,670,625
29,134,000		ADC Telecommunications, Inc., Cnv., 1.12%, 06/15/13(d)	28,733,408

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$10,500,000	Advanced Micro Devices, Inc., Cnv., 6.00%, 05/01/15	$10,421,250
4,000,000	AES Corp. (The), 9.75%, 04/15/16	4,490,000
3,950,000	AES Corp. (The), 8.00%, 10/15/17	4,191,938
1,000,000	AES Corp. (The), 8.00%, 06/01/20	1,058,750
2,250,000	Affinion Group, Inc., 10.13%, 10/15/13	2,317,500
3,000,000	Affinion Group, Inc., 11.50%, 10/15/15	3,172,500
13,000,000	Affymetrix, Inc., Cnv., 3.50%, 01/15/38	12,057,500
50,500,000	Alcatel-Lucent USA Inc., 2.88%, 06/15/25	44,755,625
2,350,000	Alliant Techsystems, Inc., 6.75%, 04/01/16	2,344,125
1,000,000	Ameren Corp., 8.88%, 05/15/14	1,159,964
250,000	American Airlines, Inc., 10.50%, 10/15/12(h)	266,250
750,000	American Axle & Manufacturing, Inc., 5.25%, 02/11/14	676,875
2,450,000	American Axle & Manufacturing, Inc., 9.25%, 01/15/17(h)	2,639,875
1,000,000	American Axle & Manufacturing, Inc., 7.88%, 03/01/17	930,000
2,500,000	AmeriGas Partners LP, 7.25%, 05/20/15	2,581,250
1,000,000	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.13%, 05/20/16	1,035,000
3,000,000	Ameristar Casinos, Inc., 9.25%, 06/01/14	3,202,500
1,450,000	ARAMARK Corp., 5.00%, 06/01/12	1,431,875
11,000,000	ARAMARK Corp., 8.50%, 02/01/15	11,371,250
2,600,000	ArvinMeritor, Inc., 8.13%, 09/15/15	2,613,000
1,550,000	ArvinMeritor, Inc., 10.63%, 03/15/18	1,689,500
15,000,000	ArvinMeritor, Inc., Cnv., 4.00%, 02/15/27	13,406,250
750,000	ArvinMeritor, Inc., Cnv., STEP, 4.63%, 03/01/26	788,438
1,750,000	Ashtead Capital, Inc., 9.00%, 08/15/16(h)	1,767,500

Principal Amount		Value

UNITED STATES (continued)
$1,300,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.63%, 05/15/14	$1,283,750
2,550,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, 05/15/16	2,441,625
1,000,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, 03/15/18(h)	1,042,500
2,900,000	Avis Budget Group, Inc., Cnv., 3.50%, 10/01/14(h)	2,994,250
2,050,000	Baldor Electric Co., 8.63%, 02/15/17	2,173,000
750,000	Biomet, Inc., 10.00%, 10/15/17	830,625
3,250,000	Biomet, Inc., 11.63%, 10/15/17	3,644,062
1,500,000	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 04/01/20	1,552,500
2,000,000	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/01/17	2,100,000
2,350,000	Bon-Ton Department Stores, Inc. (The), 10.25%, 03/15/14	2,300,062
2,850,000	Boyd Gaming Corp., 6.75%, 04/15/14	2,529,375
1,700,000	Cablevision Systems Corp., 8.63%, 09/15/17(h)	1,825,375
2,700,000	Cablevision Systems Corp., 8.00%, 04/15/20	2,855,250
3,500,000	Calpine Corp., 7.25%, 10/15/17(h)	3,491,250
10,000,000	CapitalSource, Inc., Cnv., 7.25%, 07/15/37	9,775,000
8,000,000	CapitalSource, Inc., Cnv., STEP, 4.00%, 07/15/34	7,760,000
23,000,000	Carrizo Oil & Gas, Inc., Cnv., 4.38%, 06/01/28	20,038,750
4,000,000	CBIZ, Inc., Cnv., 3.13%, 06/01/26	3,920,000
2,850,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.88%, 04/30/18(h)	2,985,375
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.13%, 04/30/20(h)	528,750
500,000	Cemex Finance LLC, 9.50%, 12/14/16(h)	486,250
26,000,000	Central European Distribution Corp., Cnv., 3.00%, 03/15/13	22,912,500
3,300,000	Cenveo Corp., 7.88%, 12/01/13	3,217,500

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$2,700,000	Cenveo Corp., 8.88%, 02/01/18	$2,551,500
3,000,000	Ceridian Corp., 11.25%, 11/15/15	2,842,500
1,000,000	Ceridian Corp., 12.25%, 11/15/15(j)	950,000
3,000,000	Charming Shoppes, Inc., Cnv., 1.13%, 05/01/14	2,373,750
14,353,000	Chemed Corp., Cnv., 1.88%, 05/15/14	13,132,995
3,000,000	Chesapeake Energy Corp., 6.25%, 01/15/18	3,067,500
1,400,000	CHS/Community Health Systems, Inc., 8.88%, 07/15/15	1,466,500
62,000,000	Ciena Corp., Cnv., 0.25%, 05/01/13	53,630,000
2,000,000	Cincinnati Bell, Inc., 7.00%, 02/15/15	1,950,000
1,000,000	Cincinnati Bell, Inc., 8.25%, 10/15/17	990,000
2,700,000	Cincinnati Bell, Inc., 8.75%, 03/15/18	2,639,250
4,500,000	CIT Group, Inc., 7.00%, 05/01/16	4,286,250
7,000,000	Clear Channel Communications, Inc., 6.25%, 03/15/11	6,860,000
850,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(h)	884,000
4,050,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(h)	4,252,500
15,500,000	Cogent Communications Group, Inc., Cnv., 1.00%, 06/15/27	11,818,750
2,500,000	Complete Production Services, Inc., 8.00%, 12/15/16	2,531,250
5,700,000	Consol Energy, Inc., 8.00%, 04/01/17(h)	6,056,250
1,750,000	Consol Energy, Inc., 8.25%, 04/01/20(h)	1,881,250
1,500,000	Constellation Brands, Inc., 7.25%, 09/01/16	1,563,750
1,750,000	Constellation Brands, Inc., 7.25%, 05/15/17	1,820,000
2,500,000	Corrections Corp. of America, 7.75%, 06/01/17	2,668,750
17,600,000	Covanta Holding Corp., Cnv., 1.00%, 02/01/27	16,698,000
1,750,000	Crown Americas LLC/Crown Americas Capital Corp II, 7.63%, 05/15/17(h)	1,855,000

Principal Amount		Value

UNITED STATES (continued)
$3,500,000	Crown Castle International Corp., 9.00%, 01/15/15	$3,832,500
1,000,000	CSC Holdings, Inc., 8.50%, 04/15/14	1,080,000
1,100,000	CSC Holdings, Inc., 7.63%, 07/15/18	1,149,500
2,500,000	DaVita, Inc., 7.25%, 03/15/15	2,565,625
500,000	Delta Air Lines, Inc., 9.50%, 09/15/14(h)	541,250
1,600,000	Denbury Resources, Inc., 7.50%, 12/15/15	1,644,000
2,500,000	Denbury Resources, Inc., 9.75%, 03/01/16	2,753,125
896,000	Denbury Resources, Inc., 8.25%, 02/15/20	956,480
2,000,000	Discover Bank, 8.70%, 11/18/19	2,320,326
2,350,000	DISH DBS Corp., 6.63%, 10/01/14	2,402,875
1,250,000	DISH DBS Corp., 7.13%, 02/01/16	1,284,375
900,000	DISH DBS Corp., 7.88%, 09/01/19	956,250
1,500,000	DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14	1,610,625
1,900,000	Dole Food Co., Inc., 8.00%, 10/01/16(h)	1,966,500
7,000,000	DST Systems, Inc., Cnv., 4.13%, 08/15/23(d)	7,236,250
2,000,000	Easton-Bell Sports Inc, 9.75%, 12/01/16	2,105,000
1,400,000	Education Management LLC/Education Management Finance Corp., 8.75%, 06/01/14	1,391,250
3,900,000	El Paso Corp., 7.00%, 06/15/17	4,081,397
600,000	El Paso Corp., 7.25%, 06/01/18	636,348
6,734,000	EnerSys, Cnv., STEP, 3.38%, 06/01/38	6,372,048
1,750,000	Equinix, Inc., 8.13%, 03/01/18	1,824,375
30,600,000	Euronet Worldwide, Inc., Cnv., 3.50%, 10/15/25	29,414,250
4,000,000	EXCO Resources, Inc., 7.25%, 01/15/11	4,030,000
10,288,000	Exterran Energy Corp., Cnv., 4.75%, 01/15/14	9,927,920
800,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 05/01/14	802,000

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,500,000	Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	$1,605,000
1,500,000	Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	1,567,500
22,350,000	Ferro Corp., Cnv., 6.50%, 08/15/13	22,545,563
3,250,000	Ford Motor Credit Co. LLC, 8.00%, 06/01/14	3,442,468
4,000,000	Ford Motor Credit Co. LLC, 7.00%, 04/15/15	4,137,624
500,000	Ford Motor Credit Co. LLC, 6.63%, 08/15/17	496,273
5,250,000	Ford Motor Credit Co. LLC, 8.13%, 01/15/20	5,615,426
3,000,000	Freescale Semiconductor, Inc., 10.13%, 03/15/18(h)	3,195,000
1,600,000	Fresenius US Finance II, Inc., 9.00%, 07/15/15(h)	1,792,000
500,000	FTI Consulting, Inc., 7.75%, 10/01/16	518,125
19,000,000	GenCorp, Inc., Cnv., 2.25%, 11/15/24	18,145,000
7,000,000	GenCorp, Inc., Cnv., 4.06%, 12/31/39(h)	6,273,750
2,000,000	Geo Group, Inc. (The), 7.75%, 10/15/17(h)	2,065,000
100,000	Georgia-Pacific LLC, 8.25%, 05/01/16(h)	108,500
41,500,000	Global Industries Ltd., Cnv., 2.75%, 08/01/27	25,263,125
13,800,000	Goodrich Petroleum Corp., Cnv., 3.25%, 12/01/26	13,230,750
22,000,000	Goodrich Petroleum Corp., Cnv., 5.00%, 10/01/29	18,645,000
3,500,000	Goodyear Tire & Rubber Co. (The), 10.50%, 05/15/16	3,920,000
4,300,000	Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/20	4,644,000
850,000	Graham Packaging Co. LP/GPC Capital Corp. I, 9.88%, 10/15/14	881,875
750,000	Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 01/01/17(h)	750,000
1,250,000	Graphic Packaging International Inc, 9.50%, 06/15/17	1,337,500
3,000,000	Gray Television, Inc., 10.50%, 06/29/15(h)	2,970,000

Principal Amount		Value

UNITED STATES (continued)
$31,230,000	Great Atlantic & Pacific Tea Co., Cnv., 6.75%, 12/15/12	$16,708,050
4,000,000	Greatbatch, Inc., Cnv., 2.25%, 06/15/13	3,675,000
2,250,000	Hanesbrands, Inc., 8.00%, 12/15/16	2,354,062
1,500,000	HCA, Inc., 6.30%, 10/01/12	1,522,500
1,500,000	HCA, Inc., 6.75%, 07/15/13	1,515,000
1,000,000	HCA, Inc., 5.75%, 03/15/14	970,000
450,000	HCA, Inc., 6.38%, 01/15/15	439,875
3,220,000	HCA, Inc., 6.50%, 02/15/16	3,155,600
1,650,000	HCA, Inc., 9.25%, 11/15/16	1,782,000
1,900,000	HCA, Inc., 8.50%, 04/15/19	2,099,500
8,000,000	Headwaters, Inc., Cnv., 2.50%, 02/01/14	5,680,000
500,000	Health Management Associates, Inc., 6.13%, 04/15/16	488,750
1,400,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/16(h)	1,358,000
31,900,000	Helix Energy Solutions Group, Inc., Cnv., 3.25%, 12/15/25	27,912,500
10,000,000	Hercules Offshore Inc, 3.38%, 06/01/38	7,400,000
4,000,000	Hertz Corp. (The), 8.88%, 01/01/14	4,120,000
2,000,000	Hertz Corp. (The), 10.50%, 01/01/16	2,125,000
500,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	498,125
2,000,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, 02/01/18	1,927,500
28,450,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/37	25,071,562
7,000,000	Horizon Lines, Inc., Cnv., 4.25%, 08/15/12	5,880,000
3,000,000	Hornbeck Offshore Services, Inc., 8.00%, 09/01/17	2,808,750

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$13,150,000	Hornbeck Offshore Services, Inc., Cnv., STEP, 1.63%, 11/15/26	$10,539,725
2,000,000	Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/01/14	1,795,000
1,500,000	Host Hotels & Resorts LP, REIT, 7.13%, 11/01/13	1,526,250
750,000	Host Hotels & Resorts LP, REIT, Cnv., 2.63%, 04/15/27(h)	715,312
2,250,000	Hughes Network Systems LLC/HNS Finance Corp., 9.50%, 04/15/14	2,340,000
3,350,000	Huntsman International LLC, 7.88%, 11/15/14	3,383,500
3,750,000	Huntsman International LLC, 5.50%, 06/30/16(h)	3,450,000
1,000,000	Huntsman International LLC, 8.63%, 03/15/20(h)	980,000
22,285,000	Hutchinson Technology, Inc., Cnv., 3.25%, 01/15/26	16,825,175
4,100,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.75%, 06/15/14	4,202,500
15,000,000	Iconix Brand Group, Inc., Cnv., 1.88%, 06/30/12	14,381,250
1,825,000	Inergy LP Inergy Finance Corp., 6.88%, 12/15/14	1,834,125
2,300,000	Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16	2,415,000
3,500,000	Ingles Markets Inc., 8.88%, 05/15/17	3,666,250
10,000,000	Integra LifeSciences Holdings Corp., Cnv., 2.38%, 06/01/12(h)	9,425,000
1,350,000	Intelsat Corp., 9.25%, 08/15/14	1,393,875
1,850,000	Interactive Data Corp., 10.25%, 08/01/18(h)	1,914,750
900,000	Interpublic Group of Cos., Inc., 10.00%, 07/15/17	1,044,000
14,950,000	Interpublic Group of Cos., Inc., Cnv., 4.25%, 03/15/23	15,716,188
250,000	Ipalco Enterprises, Inc., 7.25%, 04/01/16(h)	262,500
3,500,000	Iron Mountain, Inc., 7.75%, 01/15/15	3,535,000
1,300,000	Iron Mountain, Inc., 6.63%, 01/01/16	1,303,250
950,000	Iron Mountain, Inc., 8.00%, 06/15/20	997,500

Principal Amount		Value

UNITED STATES (continued)
$2,700,000	Isle of Capri Casinos, Inc., 7.00%, 03/01/14	$2,477,250
1,000,000	Jarden Corp., 8.00%, 05/01/16	1,050,000
4,000,000	Jarden Corp., 7.50%, 05/01/17	4,110,000
1,000,000	Jarden Corp., 7.50%, 01/15/20	1,020,000
750,000	KCS Energy, Inc., 7.13%, 04/01/12	754,688
1,950,000	Key Energy Services, Inc., 8.38%, 12/01/14	2,008,500
1,750,000	Kinetic Concepts, Inc., Cnv., 3.25%, 04/15/15(h)	1,701,875
25,940,000	King Pharmaceuticals, Inc., Cnv., 1.25%, 04/01/26	23,216,300
3,175,000	Kulicke & Soffa Industries, Inc., Cnv., 0.88%, 06/01/12	2,909,094
9,675,000	L-1 Identity Solutions, Inc., Cnv., 3.75%, 05/15/27	9,384,750
2,400,000	Lamar Media Corp., 6.63%, 08/15/15	2,388,000
2,500,000	Lamar Media Corp., 7.88%, 04/15/18(h)	2,581,250
1,700,000	Lamar Media Corp., Series C, 6.63%, 08/15/15	1,674,500
2,000,000	LBI Escrow Corp., 8.00%, 11/01/17(h)	2,102,500
15,665,000	Leap Wireless International, Inc., Cnv., 4.50%, 07/15/14	13,511,062
23,500,000	Level 3 Communications, Inc., Cnv., 5.25%, 12/15/11	22,560,000
34,950,000	Level 3 Communications, Inc., Cnv., 3.50%, 06/15/12	32,285,063
3,750,000	Levi Strauss & Co., 7.63%, 05/15/20(h)	3,825,000
9,913,840	Liberty Media LLC, Cnv., 3.13%, 03/30/23	10,868,047
20,000,000	Liberty Media LLC, Cnv., 4.00%, 11/15/29	10,500,000
11,000,000	Liberty Media LLC, Cnv., 3.75%, 02/15/30	5,747,500
3,500,000	LifePoint Hospitals, Inc., Cnv., 3.50%, 05/15/14	3,307,500
4,900,000	LIN Television Corp., 6.50%, 05/15/13	4,826,500
20,000,000	Live Nation, Inc., Cnv., 2.88%, 07/15/27	16,775,000
2,350,000	Ltd. Brands, Inc., 6.90%, 07/15/17	2,420,500

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$400,000	Ltd. Brands, Inc., 8.50%, 06/15/19	$445,000
2,650,000	Manitowoc Co., Inc. (The), 9.50%, 02/15/18	2,703,000
500,000	Mariner Energy, Inc., 7.50%, 04/15/13	516,250
2,750,000	Markwest Energy Partners LP/Markwest Energy Finance Corp., 8.75%, 04/15/18	2,959,688
750,000	Masco Corp., 7.13%, 03/15/20	763,738
1,500,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	1,511,250
5,000,000	Mediacom LLC/Mediacom Capital Corp., 9.13%, 08/15/19	5,075,000
20,000,000	Mentor Graphics Corp., Cnv., 6.25%, 03/01/26	20,075,000
1,225,000	MGM Mirage, Inc., 6.75%, 09/01/12	1,154,562
550,000	MGM Mirage, Inc., 6.75%, 04/01/13	503,250
2,000,000	MGM Mirage, Inc., 11.38%, 03/01/18(h)	1,890,000
1,100,000	MGM Mirage, Inc., 9.00%, 03/15/20(h)	1,155,000
100,000	MGM Resorts International, 8.50%, 09/15/10	100,000
2,000,000	MGM Resorts International, 10.38%, 05/15/14	2,210,000
3,750,000	Michaels Stores, Inc., 11.38%, 11/01/16	4,021,875
400,000	Michaels Stores, Inc., STEP, 13.00%, 11/01/16	373,000
10,000,000	Micron Technology, Inc., Cnv., 1.88%, 06/01/14	8,675,000
755,000	Mirant Americas Generation LLC, 8.30%, 05/01/11	774,819
2,000,000	Mirant Americas Generation LLC, 8.50%, 10/01/21	1,900,000
3,000,000	Mirant North America LLC, 7.38%, 12/31/13	3,086,250
5,000,000	MPT Operating Partnership LP, REIT, Cnv., 9.25%, 04/01/13(h)	5,399,150
1,450,000	Nalco Co., 8.88%, 11/15/13	1,484,438
5,000,000	National Financial Partners Corp., Cnv., 4.00%, 06/15/17(h)	5,081,250

Principal Amount		Value

UNITED STATES (continued)
$6,935,000	Nektar Therapeutics, Cnv., 3.25%, 09/28/12	$6,778,962
3,500,000	New Communications Holdings, Inc., 8.25%, 04/15/17(h)	3,736,250
2,750,000	New Communications Holdings, Inc., 8.50%, 04/15/20(h)	2,935,625
1,300,000	Nextel Communications, Inc., 7.38%, 08/01/15	1,287,000
500,000	Nielsen Finance LLC/Nielsen Finance Co., 11.63%, 02/01/14	561,250
2,825,000	Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 08/01/14	2,945,062
2,750,000	Nielsen Finance LLC/Nielsen Finance Co., STEP, 12.50%, 08/01/16	2,681,250
39,600,000	NII Holdings, Inc., Cnv., 3.13%, 06/15/12	38,065,500
2,000,000	NRG Energy, Inc., 7.38%, 02/01/16	2,040,000
4,000,000	NRG Energy, Inc., 7.38%, 01/15/17	4,050,000
3,000,000	Nuveen Investments, Inc., 10.50%, 11/15/15	2,947,500
1,859,000	Omnicare, Inc., 6.88%, 12/15/15	1,933,360
1,650,000	Omnicare, Inc., 7.75%, 06/01/20	1,757,250
38,900,000	Omnicare, Inc., Cnv., 3.25%, 12/15/35	33,210,875
250,000	Oshkosh Corp., 8.25%, 03/01/17	261,250
1,100,000	Oshkosh Corp., 8.50%, 03/01/20	1,152,250
2,500,000	Otter Tail Corp., 9.00%, 12/15/16	2,606,250
500,000	Owens Corning, Inc., 9.00%, 06/15/19	593,934
2,000,000	Owens-Brockway Glass Container, Inc., 7.38%, 05/15/16	2,145,000
1,000,000	PAETEC Holding Corp., 9.50%, 07/15/15	1,000,000
1,250,000	PAETEC Holding Corp., 8.88%, 06/30/17	1,292,188
4,300,000	Pantry, Inc. (The), 7.75%, 02/15/14	4,214,000
17,353,000	Pantry, Inc. (The), Cnv., 3.00%, 11/15/12	16,246,746
6,000,000	Parker Drilling Co., Cnv., 2.13%, 07/15/12	5,452,500

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,750,000	Patriot Coal Corp., Cnv., 3.25%, 05/31/13	$1,494,062
1,000,000	Penn National Gaming, Inc., 6.75%, 03/01/15	1,001,250
1,000,000	Penn National Gaming, Inc., 8.75%, 08/15/19	1,045,000
3,000,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.25%, 04/15/18	3,045,000
4,850,000	Penske Auto Group, Inc., 7.75%, 12/15/16	4,668,125
1,500,000	Penske Auto Group, Inc., Cnv., 3.50%, 04/01/26	1,509,375
2,500,000	PetroHawk Energy Corp., 9.13%, 07/15/13	2,606,250
2,100,000	Pinnacle Entertainment Inc, 8.63%, 08/01/17	2,194,500
925,000	Pinnacle Entertainment, Inc., 7.50%, 06/15/15	897,250
1,200,000	Pinnacle Entertainment, Inc., 8.75%, 05/15/20(h)	1,173,000
2,500,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 04/01/15	2,584,375
1,000,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 04/01/15(h)	1,033,750
2,400,000	Pioneer Natural Resources Co., 6.88%, 05/01/18	2,504,546
1,150,000	Plains Exploration & Production Co., 10.00%, 03/01/16	1,265,000
4,800,000	Plains Exploration & Production Co., 7.63%, 06/01/18	4,872,000
1,300,000	Plains Exploration & Production Co., 7.63%, 04/01/20	1,316,250
7,971,000	Powerwave Technologies, Inc., Cnv., 1.88%, 11/15/24	7,353,248
4,000,000	Psychiatric Solutions, Inc., 7.75%, 07/15/15	4,130,000
2,100,000	QVC, Inc., 7.50%, 10/01/19(h)	2,163,000
1,900,000	QVC, Inc., 7.38%, 10/15/20(h)	1,947,500
500,000	Qwest Capital Funding, Inc., 6.50%, 11/15/18	483,750
1,000,000	Qwest Communications International, Inc., 7.50%, 02/15/14	1,025,000

Principal Amount		Value

UNITED STATES (continued)
$1,000,000	Qwest Communications International, Inc., 8.00%, 10/01/15(h)	$1,065,000
5,000,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	5,125,000
1,000,000	Range Resources Corp., 7.50%, 05/15/16	1,041,250
1,000,000	Range Resources Corp., 7.50%, 10/01/17	1,043,750
2,450,000	RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18(h)	2,474,500
500,000	Reddy Ice Corp., 11.25%, 03/15/15(h)	522,500
250,000	Revlon Consumer Products Corp, 9.75%, 11/15/15	260,000
2,500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.75%, 10/15/16(h)	2,612,500
1,750,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 8.50%, 05/15/18(h)	1,798,125
10,050,000	RITE AID Corp., Cnv., 8.50%, 05/15/15	9,823,875
1,500,000	Rock-Tenn Co., 9.25%, 03/15/16	1,629,375
3,750,000	RRI Energy, Inc., 7.63%, 06/15/14	3,768,750
1,200,000	RSC Equipment Rental, Inc., 9.50%, 12/01/14	1,233,000
1,500,000	RSC Equipment Rental, Inc., 10.00%, 07/15/17(h)	1,665,000
49,000,000	SanDisk Corp., Cnv., 1.00%, 05/15/13	44,712,500
250,000	Sanmina-SCI Corp., 6.75%, 03/01/13	250,312
5,250,000	Sanmina-SCI Corp., 8.13%, 03/01/16	5,341,875
33,325,000	SAVVIS, Inc., Cnv., 3.00%, 05/15/12	32,950,094
4,500,000	SBA Communications Corp., Cnv., 1.88%, 05/01/13	4,708,125
13,000,000	School Specialty, Inc., Cnv., 3.75%, 11/30/26	12,382,500
650,000	Scientific Games Corp., 7.88%, 06/15/16(h)	658,125
1,000,000	Scientific Games International, Inc., 9.25%, 06/15/19	1,060,000
500,000	SEACOR Holdings, Inc., 7.38%, 10/01/19	536,010

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$3,500,000	Sealy Mattress Co., 8.25%, 06/15/14	$3,526,250
1,800,000	Sealy Mattress Co., 10.88%, 04/15/16(h)	2,016,000
2,750,000	Service Corp. International, 7.38%, 10/01/14	2,866,875
1,250,000	Service Corp. International, 7.63%, 10/01/18	1,306,250
3,350,000	ServiceMaster Co. (The), 10.75%, 07/15/15(h)(j)	3,513,312
250,000	Sirius XM Radio, Inc., 8.75%, 04/01/15(h)	257,500
3,500,000	Sirius XM Radio, Inc., Cnv., 3.25%, 10/15/11	3,403,750
750,000	Solo Cup Co., 10.50%, 11/01/13	783,750
2,500,000	Solutia, Inc., 8.75%, 11/01/17	2,725,000
1,000,000	Spectrum Brands Holdings, Inc., 9.50%, 06/15/18(h)	1,055,000
1,000,000	Speedway Motorsports, Inc., 6.75%, 06/01/13	1,007,500
2,750,000	Speedway Motorsports, Inc., 8.75%, 06/01/16	2,918,438
5,800,000	Sprint Nextel Corp., 6.00%, 12/01/16	5,466,500
3,650,000	Sprint Nextel Corp., 8.38%, 08/15/17	3,814,250
950,000	Standard Pacific Corp., 8.38%, 05/15/18	923,875
1,525,000	Stater Brothers Holdings, 8.13%, 06/15/12	1,528,812
825,000	Stater Brothers Holdings, 7.75%, 04/15/15	837,375
400,000	Steel Dynamics, Inc., 7.38%, 11/01/12	425,500
3,600,000	Steel Dynamics, Inc., 6.75%, 04/01/15	3,654,000
1,000,000	Steel Dynamics, Inc., 7.75%, 04/15/16	1,040,000
20,000,000	Stewart Enterprises, Inc., Cnv., 3.13%, 07/15/14	18,350,000
2,000,000	Stillwater Mining Co., Cnv., 1.88%, 03/15/28	1,870,000
10,400,000	SunGard Data Systems, Inc., 9.13%, 08/15/13	10,634,000
1,250,000	SunGard Data Systems, Inc., 10.63%, 05/15/15	1,384,375
2,000,000	SunGard Data Systems, Inc., 10.25%, 08/15/15	2,100,000
2,500,000	SuperValu, Inc., 8.00%, 05/01/16	2,518,750
1,750,000	Telcordia Technologies, Inc., 11.00%, 05/01/18(h)	1,695,312

Principal Amount		Value

UNITED STATES (continued)
$2,700,000	Tenneco, Inc., 8.63%, 11/15/14	$2,781,000
300,000	Tenneco, Inc., 8.13%, 11/15/15	311,250
500,000	Terex Corp., 7.38%, 01/15/14	508,750
1,000,000	Terex Corp., 10.88%, 06/01/16	1,107,500
3,250,000	Terex Corp., 8.00%, 11/15/17	3,152,500
904,000	Texas Industries, Inc., 7.25%, 07/15/13	919,820
3,076,000	Texas Industries, Inc., 7.25%, 07/15/13	3,129,830
3,800,000	Texas Industries, Inc., 9.25%, 08/15/20(h)	3,819,000
12,200,000	THQ, Inc., Cnv., 5.00%, 08/15/14(h)	11,071,500
600,000	Time Warner Telecom, Inc., Cnv., 2.38%, 04/01/26	706,500
500,000	Toys R US Property Co. I LLC, 10.75%, 07/15/17	564,375
1,500,000	Toys R US Property Co. II LLC, 8.50%, 12/01/17(h)	1,578,750
5,100,000	Toys R US, Inc., 7.38%, 10/15/18	4,947,000
2,000,000	Trans Union LLC/TransUnion Financing Corp., 11.38%, 06/15/18(h)	2,145,000
1,500,000	TransDigm, Inc., 7.75%, 07/15/14	1,545,000
650,000	TransDigm, Inc., 7.75%, 07/15/14	669,500
1,900,000	Treehouse Foods, Inc., 7.75%, 03/01/18	2,006,875
19,203,000	Trinity Industries, Inc., Cnv., 3.88%, 06/01/36	15,770,464
5,000,000	TRW Automotive, Inc., 7.25%, 03/15/17(h)	5,025,000
1,500,000	TW Telecom Holdings, Inc., 8.00%, 03/01/18(h)	1,561,875
10,000,000	UAL Corp., Cnv., 4.50%, 06/30/21	10,150,000
4,250,000	United Rentals North America, Inc., 7.75%, 11/15/13	4,292,500
750,000	United Rentals North America, Inc., 10.88%, 06/15/16	828,750
750,000	United Rentals North America, Inc., 9.25%, 12/15/19	791,250
2,000,000	United States Steel Corp., 7.38%, 04/01/20	2,005,000

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$450,000	USG Corp., 6.30%, 11/15/16	$390,375
1,300,000	USG Corp., 9.50%, 01/15/18	1,277,250
1,119,000	Valassis Communications, Inc., 8.25%, 03/01/15	1,169,355
1,750,000	Valeant Pharmaceuticals International, 8.38%, 06/15/16	1,977,500
7,850,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 02/01/18	7,850,000
22,000,000	VeriFone Holdings, Inc., Cnv., 1.38%, 06/15/12	20,542,500
2,200,000	Visant Corp., 7.63%, 10/01/12	2,202,750
3,400,000	Visant Holding Corp., 8.75%, 12/01/13	3,468,000
800,000	Waste Services, Inc., 9.50%, 04/15/14	829,000
4,575,000	West Corp., 9.50%, 10/15/14	4,677,938
1,450,000	West Corp., 11.00%, 10/15/16	1,533,375
1,000,000	Weyerhaeuser Co., 7.38%, 10/01/19	1,086,628
2,500,000	Windstream Corp., 8.63%, 08/01/16	2,606,250
2,500,000	Windstream Corp., 7.88%, 11/01/17	2,543,750
1,000,000	Windstream Corp., 8.13%, 09/01/18(h)	1,013,750
3,000,000	Windstream Corp., 7.00%, 03/15/19	2,895,000
4,000,000	World Acceptance Corp., Cnv., 3.00%, 10/01/11	3,885,000
12,150,000	Wright Medical Group, Inc., Cnv., 2.63%, 12/01/14	10,433,813
3,000,000	Wyndham Worldwide Corp., 6.00%, 12/01/16	3,041,286
1,000,000	XM Satellite Radio, Inc., Cnv., 7.00%, 12/01/14(h)	981,250
3,140,000	Yankee Acquisition Corp., 8.50%, 02/15/15	3,234,200

		1,695,639,420

VENEZUELA — 0.2%
2,040,000	Corp. Andina de Fomento, 8.13%, 06/04/19	2,535,638

Principal Amount			Value

VENEZUELA (continued)
$4,200,000		Petroleos de Venezuela SA, 11.17%, 07/10/11(g)	$3,742,200

			6,277,838

Total Corporate Bonds (Cost $1,939,913,719)			2,053,338,297

GOVERNMENT BONDS — 10.6%

ARGENTINA — 0.2%
21,758,000		Republic of Argentina, 0.15%, 08/03/12(d)	7,691,453

AUSTRALIA — 0.8%
2,000,000	(e)	Australian Government Index Linked, 4.00%, 08/20/10	2,876,382
710,000	(e)	New South Wales Treasury Corp., 6.00%, 05/01/12	654,897
3,340,000	(e)	New South Wales Treasury Corp., 5.50%, 03/01/17	3,029,442
14,630,000	(e)	Queensland Treasury Corp., 6.00%, 06/14/11	13,386,766
685,000	(e)	Queensland Treasury Corp., 6.00%, 08/14/13	638,051
1,370,000	(e)	Queensland Treasury Corp., 6.00%, 09/14/17	1,273,777
420,000	(k)	Queensland Treasury Corp., 7.13%, 09/18/17(h)	333,377
9,355,000	(e)	Western Australia Treasury Corp., 5.50%, 07/17/12	8,563,751

			30,756,443

BRAZIL — 0.7%
9,490,000	(e)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	10,346,512
2,400,000	(e)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	2,598,849
19,570,000	(e)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/12	10,992,659
3,900,000	(e)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	2,044,644

			25,982,664

EGYPT — 0.3%
675,000	(e)	Egypt Treasury Bills, 9.67%, 08/03/10(g)	118,368
1,425,000	(e)	Egypt Treasury Bills, 1.00%, 08/17/10(g)	248,929

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Principal Amount			Value

EGYPT (continued)
$200,000	(e)	Egypt Treasury Bills, 9.82%, 08/24/10(g)	$34,870
300,000	(e)	Egypt Treasury Bills, 9.93%, 08/31/10(g)	52,205
225,000	(e)	Egypt Treasury Bills, 10.06%, 10/05/10(g)	38,776
2,175,000	(e)	Egypt Treasury Bills, 10.26%, 11/02/10(g)	371,906
1,850,000	(e)	Egypt Treasury Bills, 10.17%, 11/23/10(g)	314,451
3,275,000	(e)	Egypt Treasury Bills, 10.22%, 11/30/10(g)	555,555
3,425,000	(e)	Egypt Treasury Bills, 10.20%, 12/07/10(g)	579,835
1,275,000	(e)	Egypt Treasury Bills, 10.22%, 12/21/10(g)	214,983
15,050,000	(e)	Egypt Treasury Bills, 10.13%, 01/04/11(g)	2,527,376
10,725,000	(e)	Egypt Treasury Bills, 10.55%, 02/08/11(g)	1,782,766
325,000	(e)	Egypt Treasury Bills, 10.19%, 03/08/11(g)	53,588
14,025,000	(e)	Egypt Treasury Bills, 10.17%, 03/29/11(g)	2,298,467
7,150,000	(e)	Egypt Treasury Bills, 10.02%, 04/12/11(g)	1,167,001

			10,359,076

HUNGARY — 0.2%
1,575,000	(e)	Hungary Government International Bond, 3.88%, 02/24/20	1,765,120
520,000	(e)	Republic of Hungary, 4.38%, 07/04/17	613,263
1,705,000	(e)	Republic of Hungary, 5.75%, 06/11/18	2,186,236
2,920,000		Republic of Hungary, 6.25%, 01/29/20	2,966,492

			7,531,111

INDONESIA — 1.6%
4,415,000		Indonesia Government International Bond, 11.63%, 03/04/19(h)	6,644,575
1,631,000		Indonesia Government International Bond, 8.50%, 10/12/35(h)	2,240,505
260,000		Indonesia Government International Bond, 6.63%, 02/17/37(h)	294,112
1,360,000		Indonesia Government International Bond, 7.75%, 01/17/38(h)	1,737,400
120,000,000,000	(e)	Indonesia Treasury Bond, 11.00%, 12/15/12(l)	14,595,438

Principal Amount			Value

INDONESIA (continued)
$23,560,000,000	(e)	Indonesia Treasury Bond, 9.00%, 09/15/13	$2,767,977
3,590,000,000	(e)	Indonesia Treasury Bond, 9.00%, 09/15/18	426,675
33,800,000,000	(e)	Indonesia Treasury Bond, 12.80%, 06/15/21	4,999,688
33,160,000,000	(e)	Indonesia Treasury Bond, 12.90%, 06/15/22	4,934,994
1,590,000,000	(e)	Indonesia Treasury Bond, 10.25%, 07/15/22	201,641
37,380,000,000	(e)	Indonesia Treasury Bond, 9.50%, 07/15/23	16,392,151
25,525,000,000	(e)	Indonesia Treasury Bond, 10.00%, 02/15/28	3,024,678

			58,259,834

ISRAEL — 0.2%
14,130,000	(e)	Israel Government Bond - Shahar, 7.00%, 04/29/11	3,947,589
3,950,000	(e)	Israel Treasury Bill - Makam, 1.59%, 10/06/10(g)	1,044,634
6,900,000	(e)	Israel Treasury Bill - Makam, 1.90%, 12/01/10(g)	1,819,128
1,495,000	(e)	Israel Treasury Bill - Makam, 1.98%, 01/05/11(g)	393,351
1,935,000	(e)	Israel Treasury Bill - Makam, 2.04%, 02/02/11(g)	508,093
955,000	(e)	Israel Treasury Bill - Makam, 2.10%, 03/02/11(g)	250,283
6,915,000	(e)	Israel Treasury Bill - Makam, 2.17%, 04/06/11(g)	1,808,588

			9,771,666

LITHUANIA — 0.2%
3,580,000		Republic of Lithuania, 6.75%, 01/15/15(h)	3,862,845
2,890,000		Republic of Lithuania, 7.38%, 02/11/20(h)	3,182,240

			7,045,085

MALAYSIA — 1.1%
61,400,000	(e)	Bank Negara Malaysia Monetary Notes, 2.49%, 08/19/10(g)	19,276,821
2,865,000	(e)	Bank Negara Malaysia Monetary Notes, 2.42%, 11/02/10(g)	894,166
1,825,000	(e)	Bank Negara Malaysia Monetary Notes, 2.38%, 11/09/10(g)	569,341
13,540,000	(e)	Bank Negara Malaysia Monetary Notes, 2.60%, 11/16/10(g)	4,221,151

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Principal Amount			Value

MALAYSIA (continued)
$6,255,000	(e)	Bank Negara Malaysia Monetary Notes, 2.41%, 01/06/11(g)	$1,942,471
8,785,000	(e)	Malaysia Government Bond, 3.76%, 04/28/11	2,780,910
11,500,000	(e)	Malaysia Government Bond, 3.83%, 09/28/11	3,653,385
13,820,000	(e)	Malaysia Government Bond, 3.81%, 02/15/17	4,377,642
2,350,000	(e)	Malaysia Treasury Bill, 2.40%, 10/15/10(g)	734,876
10,300,000	(e)	Malaysia Treasury Bill, 2.73%, 12/31/10(g)	3,202,779

			41,653,542

MEXICO — 0.8%
24,000,000	(e)	Mexican Bonos, 8.00%, 12/19/13	2,039,765
20,000,000	(e)	Mexican Bonos, 8.00%, 12/17/15	1,722,085
36,000,000	(e)	Mexican Bonos, 7.25%, 12/15/16	3,007,312
23,900,000	(e)	Mexican Bonos, 7.75%, 12/14/17	2,053,926
137,500,000	(e)	Mexican Bonos, 10.00%, 12/05/24	13,982,756
53,000,000	(e)	Mexican Bonos, 10.00%, 11/20/36	5,506,967

			28,312,811

NORWAY — 0.5%
112,600,000	(e)	Norway Government Bond, 6.00%, 05/16/11	19,076,493

POLAND — 0.7%
4,520,000	(e)	Poland Government Bond, 4.75%, 04/25/12	1,477,890
6,975,000	(e)	Poland Government Bond, 5.75%, 04/25/14	2,316,583
26,560,000	(e)	Poland Government Bond, 6.25%, 10/24/15	8,956,397
24,800,000	(e)	Poland Government Bond, 5.75%, 09/23/22	7,931,990
5,400,000		Poland Government International Bond, 6.38%, 07/15/19	6,129,000

			26,811,860

QATAR — 0.1%
2,100,000		Qatar Government International Bond, 6.55%, 04/09/19(h)	2,428,125

Principal Amount			Value

RUSSIA — 0.3%
$10,547,800		Russian Foreign Bond - Eurobond, 7.50%, 03/31/30(h)	$12,255,489

SOUTH AFRICA — 0.1%
1,690,000		South Africa Government International Bond, 5.50%, 03/09/20	1,808,300
1,795,000		South Africa Government International Bond, 5.88%, 05/30/22	1,979,167

			3,787,467

SOUTH KOREA — 1.9%
400,000		Export-Import Bank of Korea, 8.13%, 01/21/14	468,299
105,000		Export-Import Bank of Korea, 5.25%, 02/10/14	111,722
105,000		Export-Import Bank of Korea, 5.13%, 03/16/15	113,387
105,000	(i)	Export-Import Bank of Korea, 4.63%, 02/20/17	141,185
1,800,000,000	(e)	KDICB Redemption Fund Bond, 5.57%, 09/14/12	1,561,536
1,385,000		Korea Development Bank, 8.00%, 01/23/14	1,620,170
4,711,390,000	(e)	Korea Treasury Bond, 5.50%, 06/10/11	4,063,697
34,923,170,000	(e)	Korea Treasury Bond, 4.75%, 12/10/11	30,049,497
17,942,480,000	(e)	Korea Treasury Bond, 4.00%, 06/10/12	15,258,407
4,250,000,000	(e)	Korea Treasury Bond, 5.25%, 09/10/12	3,700,509
7,399,000,000	(e)	Korea Treasury Bond, 4.25%, 12/10/12	6,320,140
460,440,000	(e)	Korea Treasury Bond, 5.25%, 03/10/13	402,989
4,790,000		Republic of Korea, 7.13%, 04/16/19	5,801,648
250,000		Republic of Korea, 5.63%, 11/03/25	274,751

			69,887,937

SRI LANKA — 0.2%
13,950,000	(e)	Sri Lanka Government Bonds, Series A, 12.00%, 07/15/11	127,232
264,000,000	(e)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	2,462,596
385,000,000	(e)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	3,601,525

			6,191,353

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Principal Amount			Value

SWEDEN — 0.4%
$108,680,000	(e)	Sweden Government Bond, 5.25%, 03/15/11	$15,461,307

UNITED ARAB EMIRATES — 0.1%
2,060,000		Emirate of Abu Dhabi, 6.75%, 04/08/19(h)	2,439,052

VENEZUELA — 0.1%
1,710,000		Venezuela Government International Bond, 5.38%, 08/07/10	1,707,435
715,000		Venezuela Government International Bond, 1.51%, 04/20/11(d)	672,100
2,080,000		Venezuela Government International Bond, 10.75%, 09/19/13	1,905,280

			4,284,815

VIETNAM — 0.1%
1,625,000		Socialist Republic of Vietnam, 6.88%, 01/15/16(h)	1,803,750
2,490,000		Socialist Republic of Vietnam, 6.75%, 01/29/20(h)	2,739,000

			4,542,750

Total Government Bonds (Cost $357,406,312)			394,530,333

ASSET-BACKED SECURITIES — 0.6%

UNITED STATES — 0.6%
6,083,364		Bear Stearns Asset-Backed Securities Trust, Series 2005-AC8, Class A1, 0.66%, 11/25/35(d)	2,785,244
6,673,032		Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.68%, 03/25/36(d)	2,682,686
6,673,032		Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.68%, 03/25/36(d)	2,557,520
6,860,940		CSAB Mortgage Backed Trust, Series 2006-2, Class A2, 0.50%, 09/25/36(d)	3,208,068
5,888,106		CSAB Mortgage Backed Trust, Series 2006-3, Class A2, 0.49%, 11/25/36(d)	2,628,189
6,000,000		GSAA Trust, Series 2005-11, Class 3A5, 0.70%, 10/25/35(d)	2,685,642
1,653,636		GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(d)	1,163,445
2,145,000		Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.57%, 06/25/36(d)	704,442

Principal Amount			Value

UNITED STATES (continued)
$5,000,000		Renaissance Home Equity Loan Trust, Series 2007-3, Class AF3, STEP, 7.24%, 09/25/37	$2,593,342

Total Asset-Backed Securities (Cost $22,124,990)			21,008,578

NON-AGENCY MORTGAGE-BACKED SECURITIES — 9.2%

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.6%
3,205,409		Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A2, 5.36%, 01/25/36(d)	3,078,169
2,263,869		Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 3.22%, 07/25/35(d)	2,038,312
3,000,000		Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 2.87%, 10/25/35(d)	1,941,245
1,562,191		Adjustable Rate Mortgage Trust, Series 2006-1, Class 3A3, 5.74%, 03/25/36(d)	1,065,456
8,335,217		American Home Mortgage Assets, Series 2005-1, Class 2A21, 3.48%, 11/25/35(d)	5,181,479
3,996,005		American Home Mortgage Assets, Series 2005-1, Class 3A11, 0.60%, 11/25/35(d)	2,440,487
5,502,618		American Home Mortgage Investment Trust, Series 2005-4, Class 5A, 5.35%, 11/25/45(d)	4,120,515
1,726,434		American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 5.10%, 12/25/35(d)	1,197,210
3,784,298		Banc of America Funding Corp., Series 2004-C, Class 4A1, 0.67%, 12/20/34(d)	2,360,736
2,726,773		Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.26%, 09/20/35(d)	2,293,151
10,583,806		Banc of America Funding Corp., Series 2005-H, Class 2A1, 5.12%, 11/20/35(d)	8,288,227
3,501,589		Banc of America Funding Corp., Series 2006-A, Class 3A2, 5.72%, 02/20/36(d)	2,170,203
4,070,772		Banc of America Funding Corp., Series 2006-E, Class 2A1, 5.70%, 06/20/36(d)	2,924,902
2,739,624		Banc of America Funding Corp., Series 2007-7, Class 1A1, 6.00%, 08/25/37	2,242,392

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$944,972	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 4.83%, 10/25/35(d)	$900,693
3,425,000	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 4.83%, 10/25/35(d)	2,834,363
811,483	Banc of America Mortgage Securities, Inc., Series 2005-J, Class 2A3, 5.07%, 11/25/35(d)	776,071
4,395,496	Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1, 5.00%, 12/25/35(d)	3,583,300
4,511,168	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.39%, 08/25/35(d)	3,723,198
5,751,335	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 4.63%, 02/25/36(d)	5,250,224
2,757,984	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 5.37%, 05/25/47(d)	2,018,404
2,865,075	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1, 5.93%, 06/25/47(d)	2,208,306
8,529,856	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 5.57%, 11/25/35(d)	5,888,603
3,692,685	Bear Stearns Alt-A Trust, Series 2006-4, Class 13A1, 0.49%, 08/25/36(d)	1,489,751
6,022,224	Bear Stearns Alt-A Trust, Series 2007-1, Class 21A1, 5.45%, 01/25/47(d)	3,591,368
1,269,553	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 3.10%, 05/25/35(d)	1,096,612
3,227,321	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A1A, 5.90%, 06/25/36(d)	2,741,527
2,217,902	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.79%, 06/25/36(d)	1,947,060
3,120,000	Citimortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.00%, 12/25/36(d)	2,278,807
1,663,429	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	1,440,668

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,291,027	Countrywide Alternative Loan Trust, Series 2005-20CB, Class 3A3, 5.50%, 07/25/35	$2,254,445
6,675,327	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.64%, 08/25/35(d)	3,184,030
2,656,131	Countrywide Alternative Loan Trust, Series 2005-50CB, Class 1A1, 5.50%, 11/25/35	2,044,345
4,510,037	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	3,667,550
12,215,293	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.68%, 05/25/36(d)	5,554,715
5,230,657	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.68%, 06/25/36(d)	3,144,763
5,230,657	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.82%, 06/25/36(d)	790,189
2,250,000	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	1,409,539
3,002,260	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	2,247,048
5,832,935	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.73%, 03/25/36(d)	2,645,550
6,924,025	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	5,223,665
1,784,543	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	1,558,217
2,759,876	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.73%, 05/25/36(d)	1,457,463
6,545,150	Countrywide Alternative Loan Trust, Series 2006-HY12, Class A4, 0.71%, 08/25/36(d)	5,301,310
4,050,000	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.51%, 11/25/36(d)	2,077,778
2,673,357	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35	2,318,353
2,295,963	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-15, Class A1, 5.50%, 08/25/35	2,102,460

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,743,637	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-21, Class 2A2, 5.50%, 10/25/35	$2,389,828
3,499,244	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	2,965,116
1,529,611	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-1, Class A2, 6.00%, 03/25/36	1,284,514
5,045,891	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-18, Class 2A7, 6.00%, 12/25/36	4,271,347
2,812,763	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A1, 6.00%, 04/25/36	2,525,289
2,959,935	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J4, Class A9, 6.25%, 09/25/36	2,644,662
2,756,953	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 2A1, 5.34%, 03/25/37(d)	1,446,448
3,652,028	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J3, Class A1, 0.83%, 07/25/37(d)	2,797,866
2,131,743	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	1,773,430
1,902,426	Credit Suisse Mortgage Capital Certificates, Series 2007-1, Class 5A14, 6.00%, 02/25/37	1,554,188
3,221,239	Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2005-3, Class 4A4, 5.25%, 06/25/35	2,721,279
3,756,636	First Horizon Alternative Mortgage Securities, Series 2006-AA6, Class 2A1, 5.49%, 11/25/36(d)	2,047,185
2,432,504	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 4.98%, 11/19/35(d)	1,987,832
3,647,002	GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 2A1, 5.50%, 04/19/36(d)	3,023,547
5,855,000	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.49%, 02/25/37(d)	1,887,089

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,370,128	GSR Mortgage Loan Trust, Series 2004-9, Class 3A1, 2.86%, 08/25/34	$1,143,720
1,732,336	GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 5.12%, 01/25/35(d)	1,599,982
4,019,704	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.93%, 05/25/35(d)	3,269,798
4,995,616	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 3.49%, 10/25/35(d)	4,622,672
2,572,958	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	2,041,719
5,264,754	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	4,956,167
7,981,124	GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 5.00%, 01/25/36(d)	6,662,040
3,173,665	GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1, 0.52%, 08/25/46(d)	2,509,886
3,336,873	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 5.95%, 04/25/37(d)	2,334,469
3,228,295	Indymac IMJA Mortgage Loan Trust, Series 2007-A1, Class A1, 6.00%, 08/25/37	2,701,277
6,800,000	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 5.33%, 01/25/37(d)	4,564,384
1,929,894	JPMorgan Mortgage Trust, Series 2006-A3, Class 3A2, 5.72%, 05/25/36(d)	1,603,079
1,934,446	JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, 3.19%, 04/25/35(d)	1,706,201
4,606,030	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	4,152,230
2,536,816	JPMorgan Mortgage Trust, Series 2008-R2, Class 2A, 5.50%, 12/27/35(h)	1,884,538
4,335,895	Lehman Mortgage Trust, Series 2007-10, Class 2A1, 6.50%, 01/25/38	3,614,324
4,293,045	Lehman Mortgage Trust, Series 2007-8, Class 2A2, 6.50%, 09/25/37	3,305,082
623,973	Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.98%, 03/25/35(d)	537,389

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,671,808	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.58%, 07/25/35(d)	$2,837,069
4,475,574	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	3,764,759
3,655,017	Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 0.62%, 12/25/35(d)	1,835,155
3,949,824	Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 2A1, 1.23%, 02/25/36(d)	2,540,167
3,307,187	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(h)	2,809,749
6,891,858	Residential Accredit Loans, Inc., Series 2006-QO6, Class A2, 0.56%, 06/25/46(d)	2,637,976
4,426,779	Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A4, 6.00%, 09/25/36	2,731,957
2,865,928	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	2,069,762
906,365	Residential Accredit Loans, Inc., Series 2006-QS16, Class A7, 6.00%, 11/25/36	568,860
1,091,934	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 06/25/36	646,406
1,019,993	Residential Accredit Loans, Inc., Series 2006-QS8, Class A1, 6.00%, 08/25/36	637,562
3,780,329	Residential Accredit Loans, Inc., Series 2007-QS3, Class A33, 6.50%, 07/25/37	2,327,468
3,502,374	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.66%, 04/25/37(d)	1,542,837
350,237	Residential Accredit Loans, Inc., Series 2007-QS6, Class A2, 50.00%, 04/25/37(d)	484,529
4,751,944	Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.00%, 08/25/36	2,665,173
2,982,291	Residential Funding Mortgage Securities I, Series 2005-S8, Class A1, 5.50%, 11/25/35	2,719,697
4,210,183	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 5.24%, 11/25/35(d)	3,133,493
1,852,462	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	1,609,497

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,349,040	Residential Funding Mortgage Securities I, Series 2007-S4, Class A2, 6.00%, 04/25/37	$2,685,646
5,499,932	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.65%, 10/25/35(d)	3,456,668
1,516,332	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.58%, 04/25/47(d)	1,126,827
1,087,947	Structured Asset Securities Corp., Series 2005-5, Class 2A4, 5.50%, 04/25/35	988,954
2,341,378	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 5.69%, 04/25/37(d)	1,798,397
2,336,591	Wamu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A1, 5.05%, 12/25/35(d)	2,180,481
3,868,744	Wamu Mortgage Pass-Through Certificates, Series 2005-AR18, Class 1A1, 5.19%, 01/25/36(d)	3,592,472
1,362,821	WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1, 5.87%, 09/25/36(d)	1,038,566
1,244,186	WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 5.52%, 11/25/36(d)	1,099,134
640,186	WaMu Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1, 5.19%, 01/25/37(d)	467,576
2,925,218	Wamu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 5.76%, 08/25/46(d)	2,673,604
7,401,887	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	4,013,673
6,451,395	Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.00%, 06/25/37	4,793,615
4,131,196	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 2A1, 5.48%, 07/25/36(d)	3,015,439

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,163,617	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.96%, 07/25/36(d)	$2,575,499
3,708,351	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3, 5.46%, 07/25/36(d)	3,010,408
2,913,865	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 2A1, 5.97%, 09/25/36(d)	2,629,580
2,107,270	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A1, 5.50%, 12/25/36(d)	1,974,206
9,824,124	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 5.48%, 04/25/36(d)	7,634,698
3,198,162	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR7, Class 2A4, 5.53%, 05/25/36(d)	2,452,670
3,081,841	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4, Class A4, 6.00%, 04/27/37	2,682,496
3,748,871	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6, Class A6, 6.00%, 05/25/37.	3,304,441
2,516,256	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A16, 6.00%, 07/25/37	2,351,659
1,027,972	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A22, 6.00%, 07/25/37	960,387

		318,690,648

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
3,000,000	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.74%, 02/10/51(d)	3,112,369
3,000,000	Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, 5.82%, 12/10/49(d)	3,186,096
3,000,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 12/10/49	2,926,622
3,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	3,070,632

Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$3,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 09/12/49	$3,023,847
3,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.74%, 06/15/49(d)	2,986,446
3,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.90%, 02/15/51(d)	2,957,229

		21,263,241

Total Non-Agency Mortgage-Backed Securities (Cost $327,302,201)		339,953,889

U.S. GOVERNMENT AGENCIES — 5.2%

Federal Home Loan Bank — 5.2%
160,000,000	0.06%, 08/02/10(m)	160,000,000
20,000,000	0.06%, 08/02/10(m)	20,000,000
8,105,000	4.50%, 09/10/10	8,135,900
6,000,000	0.99%, 09/24/10(d)	6,006,000

Total U.S. Government Agencies (Cost $194,132,892)		194,141,900

MUNICIPAL BONDS — 0.4%

California — 0.2%
1,130,000	City of Tulare Build America Revenue Bonds, OID, (AGM) 8.75%, 11/15/44	1,147,956
420,000	State of California Build America Bonds GO 6.65%, 03/01/22	447,014
595,000	State of California Build America Bonds GO 7.95%, 03/01/36	636,745
1,515,000	State of California Build America Bonds GO 7.63%, 03/01/40	1,716,677
190,000	State of California Refunding GO 4.50%, 08/01/28	177,711
370,000	State of California Various Purpose GO 6.20%, 03/01/19	392,581
625,000	State of California Various Purpose GO, OID 5.25%, 03/01/30	637,700

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

California (continued)
$520,000	State of California Various Purpose GO, OID 5.50%, 03/01/40	$530,057
2,020,000	State of California Various Purpose GO, OID, 6.00%, 04/01/38	2,179,540

		7,865,981

Florida — 0.1%
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE) 5.00%, 07/01/20	1,113,510
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE) 5.00%, 07/01/21	1,087,620
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE) 5.00%, 07/01/22	1,080,620
1,340,000	Jacksonville Electric Authority Water & Sewer System Revenue Bonds, Series B, OID, (NATL-RE) 4.75%, 10/01/40	1,341,420

		4,623,170

Illinois — 0.1%
1,000,000	Illinois Finance Authority Refunding Revenue Bonds, (AGM) 5.00%, 01/01/20	1,060,850

Michigan — 0.0%
125,000	City of Detroit GO OID 4.50%, 11/01/23	123,032

New York — 0.0%
370,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series C, 4.75%, 06/15/33	376,993

Total Municipal Bonds (Cost $13,110,367)		14,050,026

Shares

CASH SWEEP — 2.4%

UNITED STATES — 2.4%
88,284,985	Citibank - US Dollars on Deposit in Custody Account	88,284,985

Total Cash Sweep (Cost $88,284,985)		88,284,985

Value

TOTAL INVESTMENTS — 98.9% (Cost $3,474,854,890)(a)	$3,663,400,792

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%	42,129,500

NET ASSETS — 100.0%	$3,705,530,292

FUTURES CONTRACTS: SHORT POSITION

Contracts		Unrealized Depreciation

3,220	2 Year U.S. Treasury Note, September 2010	$(4,025,000)
1	10 Year U.S. Treasury Note, September 2010	(4,078)

	Total unrealized depreciation	$(4,029,078)

FUTURES CONTRACTS: LONG POSITION

Contracts		Unrealized Appreciation

3,525	S&P 500 E-Mini Futures, September 2010	$5,353,500
669	U.S. Ultra Long-Term Treasury Bond, September 2010	2,179,477

	Total unrealized appreciation	$7,532,977

At July 31, 2010, the Global Opportunities Fund held investments in restricted and illiquid securities amounting to $15,270,110 or 0.41% of net assets, which were valued under methods approved by the Board of Directors, as follows:

Acquisition Cost	Issuer	Acquisition Date	07/31/10 Carrying Value Per Unit

$20,000,000	Asian Coast Development Ltd.	07/28/08	$12.00
$10,206,966	China Milk Products Group Ltd., Cnv.	01/21/09	$11.68
$833,499	Amscan Holdings, Inc.	04/28/09	$94.25
$1,746,514	Accellent, Inc., 10.50%	05/18/09	$100.75
$3,136,256	Cenveo Corp., 7.88%	01/06/10	$96.00
$905,185	Cumulus Media, Inc., Replacement Term Loan	03/25/10	$89.67

	Units	Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS

Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 25.75 and receiving an amount if the realized correlation is under the correlation strike price of 25.75, expiring 04/18/12 (Underlying notional amount at value $50,000)	100	$(123,100)

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

	Units	Unrealized Appreciation/ (Depreciation)

Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 26.25 and receiving an amount if the realized correlation is under the correlation strike price of 26.25, expiring 04/13/12 (Underlying notional amount at value $50,000)	100	$(104,642)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 28.25 and receiving an amount if the realized correlation is under the correlation strike price of 28.25, expiring 04/05/13 (Underlying notional amount at value $50,000)	100	33,254
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 28.75 and receiving an amount if the realized correlation is under the correlation strike price of 28.75, expiring 03/23/12 (Underlying notional amount at value $50,000)	100	19,626
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 34.00 and receiving variance of the S&P 500 Index under the target volatility of 34.00, expiring 12/20/13 (Underlying notional amount at value $500,000)	7,353	1,205,294
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 36.00 and receiving variance of the S&P 500 Index under the target volatility of 36.00, expiring 12/18/15 (Underlying notional amount at value $250,000)	3,472	811,388
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 31% and receiving an amount if the realized correlation ratio is under 31%, expiring 12/16/11 (Underlying notional amount at value $50,000)	100	(55,418)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 31% and receiving an amount if the realized correlation ratio is under 31%, expiring 12/21/12 (Underlying notional amount at value $100,000)	100	(8,645)

	Units	Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 32% and receiving an amount if the realized correlation ratio is under 32%, expiring 12/21/12 (Underlying notional amount at value $50,000)	100	$46,361
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 51% and receiving an amount if the realized correlation ratio is under 51%, expiring 12/13/13 (Underlying notional amount at value JPY 4,625,000)	100	(974,483)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 56% and receiving an amount if the realized correlation ratio is under 56%, expiring 12/09/11 (Underlying notional amount at value JPY 4,675,000)	100	(838,348)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 59% and receiving an amount if the realized correlation ratio is under 59%, expiring 12/09/11 (Underlying notional amount at value JPY 4,625,000)	100	(672,620)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 63% and receiving an amount if the realized correlation ratio is under 63%, expiring 12/09/11 (Underlying notional amount at value JPY 4,525,000)	100	(453,739)
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 32.75 and receiving variance of the S&P 500 Index under the target volatility of 32.75, expiring 12/18/15 (Underlying notional amount at value $500,000)	153	284,346
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 34.50 and receiving variance of the S&P 500 Index under the target volatility of 34.50, expiring 12/18/15 (Underlying notional amount at value $250,000)	1,000	542,008

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

	Units	Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 35.50 and receiving variance of the S&P 500 Index under the target volatility of 35.50, expiring 12/18/15 (Underlying notional amount at value $100,000)	1,000	$283,739
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 36.35 and receiving variance of the S&P 500 Index under the target volatility of 36.35, expiring 12/20/19 (Underlying notional amount at value $500,000)	1,000	958,545
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 36.5 and receiving variance of the S&P 500 Index under the target volatility of 36.5, expiring 12/21/12 (Underlying notional amount at value $300,000)	300,000	1,660,561
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 37.00 and receiving variance of the S&P 500 Index under the target volatility of 37.00, expiring 12/20/19 (Underlying notional amount at value $250,000)	1,000	592,334
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 40.5 and receiving variance of the S&P 500 Index under the target volatility of 40.5, expiring 12/21/12 (Underlying notional amount at value $100,000)	100,000	905,723
Equity swap with BNP Paribas receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 13.9 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 13.9 Euro, expiring 12/18/15(Underlying notional amount at value Euro 1,000,000)	1,000,000	(5,103,916)
Interest rate swap with JPMorgan Chase Bank paying a fixed rate of 8.06% and receiving a floating rate based on MXN-TIIE-Banxico, expiring 01/22/19 (Underlying notional amount at value MXN 23,640,000)	23,640,000	165,195

	Units	Unrealized Appreciation/ (Depreciation)

Interest rate swap with JPMorgan Chase Bank paying a fixed rate of 8.32% and receiving a floating rate based on MXN-TIIE-Banxico, expiring 01/09/29 (Underlying notional amount at value MXN 35,460,000)	35,460,000	$280,958

		$(545,579)

(a)	Tax cost for financial reporting purposes is $3,491,824,938 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$274,064,039
Unrealized depreciation	(102,488,185)

Net unrealized appreciation	$171,575,854

(b)	Non-income producing security.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $6,000,000, which is 0.16% of net assets.

(d)	Variable rate security. Rate shown is the rate as of July 31 2010.

(e)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(f)	Principal amount denoted in Singapore Dollars.

(g)	Zero coupon bond. The rate represents the yield at time of purchase.

(h)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value is $247,633,896, which is 6.68% of net assets.

(i)	Principal amount denoted in Euros.

(j)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(k)	Principal amount denoted in New Zealand Dollars.

(l)	Security is a fully principal/notional funded Total Return swap with JPMorgan Chase Bank, N.A. where upon maturity of this bond the Fund will receive the obligation principal amount from the broker.

(m)	The rate represents the annualized yield at time of purchase.

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

ADR — American Depositary Receipt
AGM — Assured Guaranty Municipal Corp.
Cnv. — Convertible
FOR — Foreign Ownership Restrictions
GDR — Global Depository Receipt
GO — General Obligations
MXN — Mexican Peso
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount
REIT — Real Estate Investment Trust
STEP — Step Coupon Bond

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Asset-Backed Securities	0.6%
Banks	1.2%
Collateralized Mortgage Obligations	8.6%
Commercial Mortgage-Backed Securities	0.6%
Consumer Discretionary	13.5%
Consumer Staples	3.2%
Diversified Financials	3.4%
Energy	7.9%
Government Bonds	10.6%
Health Care	6.1%
Industrials	8.4%
Information Technology	10.7%
Insurance	0.1%
Materials	3.9%
Municipal Bonds	0.4%
Real Estate	0.4%
Telecommunication Services	7.2%
U.S. Government and Agency Securities	5.2%
Utilities	1.7%
Other*	6.3%

Total	100.0%

*	Includes cash and equivalents, exchange traded funds, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments	July 31, 2010
(Unaudited)

Shares		Value

COMMON STOCKS — 50.0%

BRAZIL — 3.3%
Materials — 3.3%
2,000,000	Vale SA - ADR	$55,600,000

CANADA — 3.6%
Materials — 3.6%
2,000,000	Harry Winston Diamond Corp.(b)	24,784,787
3,000,000	Harry Winston Diamond Corp.(b)	36,960,000

		61,744,787

CHINA — 3.2%
Real Estate — 0.9%
75,000,000	Renhe Commercial Holdings Co. Ltd.	16,124,879

Utilities — 2.3%
16,677,500	Xinao Gas Holdings Ltd.	39,463,463

		55,588,342

GREECE — 2.0%
Energy — 2.0%
2,194,200	StealthGas, Inc.(b)	10,115,262
1,599,808	Tsakos Energy Navigation Ltd.	23,645,162

		33,760,424

HONG KONG — 2.7%
Materials — 2.7%
3,000,000	Sino-Forest Corp.(b)	46,194,251

PERU — 4.8%
Materials — 4.8%
2,104,887	Cia de Minas Buenaventura SA - ADR	81,269,687

SINGAPORE — 3.1%
Diversified Financials — 0.1%
2,080,000	K-Green Trust(b)	1,759,082

Industrials — 3.0%
7,349,000	Keppel Corp. Ltd.	50,477,762

		52,236,844

UNITED KINGDOM — 3.5%
Materials — 3.5%
1,500,000	Anglo American Plc	59,419,560

UNITED STATES — 23.8%
Energy — 8.9%
2,769,000	Brazil Ethanol, Inc.(b)(c)(d)	0
3,082,300	Goodrich Petroleum Corp.(b)	38,343,812
732,000	Occidental Petroleum Corp.	57,044,760
3,600,000	PetroHawk Energy Corp.(b)	56,772,000
27,050	Vertex Energy, Inc.(b)	20,288

		152,180,860

Industrials — 6.9%
2,179,381	Arkansas Best Corp.	49,188,629
2,500,000	Diana Shipping, Inc.(b)	33,050,000

Shares		Value

UNITED STATES (continued)
Industrials (continued)
500,000	Walter Energy, Inc.	$35,650,000

		117,888,629

Materials — 8.0%
1,416,000	Monsanto Co.	81,901,440
3,750,000	Steel Dynamics, Inc.	53,700,000

		135,601,440

		405,670,929

Total Common Stocks (Cost $930,111,216)		851,484,824

PREFERRED STOCKS — 0.0%

Energy — 0.0%
513,954	Vertex Energy, Inc., Series A, Cnv.(b)(c)	0

Total Preferred Stocks (Cost $4,275,002)		0

RIGHTS/WARRANTS — 0.0%

Energy — 0.0%
6,666,666	Rancher Energy Corp. Warrants, Expires 12/21/11(b)	1
45,000	Vertex Energy, Inc., Warrants, Expires 05/30/11(b)	0

Total Rights/Warrants (Cost $1)		1

Number of Coins

COLLECTIBLE COINS — 3.1%

UNITED STATES — 3.1%
708	Various Collectible Coins and Sets of Coins	52,420,970

Total Collectible Coins (Cost $53,659,296)		52,420,970

Fine Troy Ounces

COMMODITIES — 9.2%

UNITED STATES — 9.2%
60,175	Gold Bullion	71,066,123
84,514	Palladium	42,045,748
28,054	Platinum	44,128,907

Total Commodities (Cost $124,098,977)		157,240,778

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Contracts		Value

CALL OPTIONS PURCHASED — 124.1%

Commodities — 0.2%
1,000	NYB-ICE Cotton No. 2 Index, Strike $80.00, Expiring 11/12/10	$1,685,000
1,000	NYB-ICE Cotton No. 2 Index, Strike $85.00, Expiring 11/12/10	870,000
1,000	NYB-ICE Cotton No. 2 Index, Strike $90.00, Expiring 11/12/10	460,000

		3,015,000

Diversified Financials — 123.9%
20,000	S&P 500 Index, Strike $650.00, Expiring 08/06/10	903,200,000
20,000	S&P 500 Index, Strike $750.00, Expiring 08/06/10	703,200,000
20,000	S&P 500 Index, Strike $850.00, Expiring 08/06/10	503,200,000

		2,109,600,000

Total Call Options Purchased (Cost $2,215,870,240)		2,112,615,000

PUT OPTIONS PURCHASED — 0.1%

Commodities — 0.1%
600	COMEX Division Gold Futures, Strike $1,100.00, Expiring 01/26/11	1,962,000

Total Put Options Purchased (Cost $2,206,500)		1,962,000

Principal Amount

ASSET-BACKED SECURITIES — 2.7%

UNITED STATES — 2.7%
$9,450,000	SLM Student Loan Trust, Series 2002-7, Class A10, 1.84%, 03/15/28(e)	9,190,125
13,950,000	SLM Student Loan Trust, Series 2002-7, Class A11, 1.75%, 03/15/28(e)	13,566,375
2,400,000	SLM Student Loan Trust, Series 2002-7, Class A6, 1.75%, 03/15/28(e)	2,334,000
7,950,000	SLM Student Loan Trust, Series 2002-7, Class A7, 1.42%, 03/15/28(e)	7,731,375
11,650,000	SLM Student Loan Trust, Series 2002-7, Class A8, 1.84%, 03/15/28(e)	11,329,625
1,400,000	SLM Student Loan Trust, Series 2002-7, Class A9, 1.11%, 03/15/28(e)	1,361,500

Total Asset-Backed Securities (Cost $44,513,430)		45,513,000

Principal Amount		Value

MUNICIPAL BONDS — 0.3%

Texas — 0.3%
$6,000,000	State of Texas Refunding GO, Veterans’ Housing Assistance Program, Fund II, Series D, (SPA - State Street Bank & Trust Co.) 0.34%, 06/01/26(e)	$6,000,000

Total Municipal Bonds (Cost $6,000,000)		6,000,000

U.S. GOVERNMENT AGENCIES — 6.8%

Federal Home Loan Bank — 6.8%
115,000,000	0.06%, 08/02/10(f)	115,000,000

Total U.S. Government Agencies (Cost $115,000,000)		115,000,000

U.S. GOVERNMENT SECURITIES — 22.2%

U.S. Treasury Notes — 22.2%
100,000,000	1.63%, 01/15/18(g)	110,050,944
192,500,000	2.13%, 01/15/19(g)	213,927,218
53,200,000	1.25%, 07/15/20(g)	53,808,641

Total U.S. Government Securities (Cost $362,495,071)		377,786,803

Shares

CASH SWEEP — 0.4%

7,418,174	Citibank - US Dollars on Deposit in Custody Account	7,418,174

Total Cash Sweep (Cost $7,418,174)		7,418,174

TOTAL INVESTMENTS — 218.9% (Cost $3,865,647,907)(a)		3,727,441,550

LIABILITIES IN EXCESS OF OTHER ASSETS — (118.9)%		(2,024,515,311)

NET ASSETS — 100.0%		$1,702,926,239

Contracts

CALL OPTIONS WRITTEN — (119.5)%

Diversified Financials — (119.5)%
(20,000)	S&P 500 Index, Strike $662.50, Expiring 08/06/10	(878,215,400)
(20,000)	S&P 500 Index, Strike $762.50, Expiring 08/06/10	(678,253,200)
(20,000)	S&P 500 Index, Strike $862.50, Expiring 08/06/10	(478,243,400)

Total Call Options Written (Premiums received $(2,139,709,160))		$(2,034,712,000)

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Depreciation

875	NYB-ICE Arabica Coffee, September 2010	$(4,088,606)
591	NYB-ICE Arabica Coffee, December 2010	(379,744)

	Total unrealized depreciation	$(4,468,350)

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation

300	London Metal Exchange Lead, August 2010	$2,203,750
150	New York Mercantile Exchange Palladium, September 2010	1,198,500
395	New York Mercantile Exchange Platinum, October 2010	277,680
900	London Metal Exchange Lead, October 2010	5,658,750
754	NYB-ICE Sugar #11, October 2010	2,085,866
500	NYB-ICE Cotton #2, December 2010	1,151,835
1,466	NYB-ICE Arabica Coffee, March 2011	4,054,538

	Total unrealized appreciation	$16,630,919

At July 31, 2010, the Real Return Fund held investments in restricted and illiquid securities amounting to $52,420,971 or 3.1% of net assets, which were valued under methods approved by the Board of Directors, as follows:

Acquisition Cost	Issuer	Acquisition Date	07/31/10 Carrying Value Per Unit

$19,527,013	Brazil Ethanol, Inc.	03/15/07	$—
0	Rancher Energy Corp., Warrants	03/20/07	—
4,275,002	Vertex Energy Inc., Series A	05/16/06	—

07/31/10 Average Value Per Unit

53,659,296	Collectible Coins	12/14/06	74,040.92

(a)	Tax cost for financial reporting purposes is $3,865,647,907 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$182,623,925
Unrealized depreciation	(320,830,282)

Net unrealized depreciation	$(138,206,357)

(b)	Non-income producing security.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The cost of fair valued securities is $23,802,015 and the aggregate value is zero.

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The cost of the security is $19,527,013 and the aggregate value is zero.

(e)	Variable rate security. Rate shown is the rate as of July 31 2010.

(f)	The rate represents the annualized yield at time of purchase.

(g)	Inflation protected security. Principal amount reflects original security face amount.

ADR — American Depositary Receipt
Cnv. — Convertible
ICE — ICE Futures US, Inc.
NYB — New York Board of Trade
SPA — Standby Purchase Agreement
GO — General Obligation

	Units	Unrealized Appreciation

SWAP AGREEMENTS (PURCHASED)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 08/31/10 (Underlying notional amount at value $2,112,900)	92	$4,387
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 09/30/10 (Underlying notional amount at value $2,065,500)	90	182,519
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 10/31/10 (Underlying notional amount at value $2,112,900)	92	229,801
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 11/30/10 (Underlying notional amount at value $2,065,500)	90	226,204
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 12/31/10 (Underlying notional amount at value $2,112,900)	92	229,608
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Corn Index, expiring 11/28/11 (Underlying notional amount at value $71,914,036)	3,400	1,725,371

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

	Units	Unrealized Appreciation

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Cotton Index, expiring 11/18/10 (Underlying notional amount at value $69,226,630)	1,800	$1,655,894
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Ice Sugar Index, expiring 09/30/10 (Underlying notional amount at value $98,571,198)	5,598	22,867,107
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 08/31/10 (Underlying notional amount at value $621,500)	10,000	330,910
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 09/30/10 (Underlying notional amount at value $621,500)	10,000	328,290
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 10/31/10 (Underlying notional amount at value $621,500)	10,000	323,621
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 11/30/10 (Underlying notional amount at value $621,500)	10,000	320,431
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 12/31/10 (Underlying notional amount at value $621,500)	10,000	321,689
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Palladium Index, expiring 08/26/10 (Underlying notional amount at value $6,890,135)	15,000	609,733

		$29,355,565

	Units	Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS (WRITTEN)

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 08/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	$970,251
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 09/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	971,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 10/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	974,067
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 11/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	971,994
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 12/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	967,348
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Wheat Index, expiring 11/28/11 (Underlying notional amount at value $114,814,256)	(3,400)	(9,122,621)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity White Sugar Index, expiring 09/13/10 (Underlying notional amount at value $58,149,201)	(2,500)	(15,057,864)

		$(19,325,335)

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Asset-Backed Securities	2.7%
Collectible Coins	3.1%
Commodities	9.2%
Diversified Financials	0.1%
Energy	10.9%
Industrials	9.9%
Materials	25.9%
Municipal Bonds	0.3%
Real Estate	0.9%
U.S. Government and Agency Securities	29.0%
Utilities	2.3%
Other*	5.7%

Total	100.0%

*	Includes cash and equivalents, options, futures, swap agreements, pending trades and Fund share transactions. interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS	July 31, 2010
(Unaudited)

Principal Amount		Value

CORPORATE BONDS — 34.1%

Banks — 9.7%
$3,800,000	Bank of America Corp., 4.50%, 04/01/15	$3,926,399
540,000	Bank of New York Mellon Corp. (The), 4.30%, 05/15/14	585,038
1,000,000	Bank of Scotland Plc, 5.00%, 11/21/11(b)	1,031,744
1,000,000	Canadian Imperial Bank of Commerce Canada, 2.60%, 07/02/15(b)	1,013,985
5,000,000	Commonwealth Bank of Australia, 2.70%, 11/25/14(b)	5,113,120
1,340,000	Credit Suisse New York, 3.50%, 03/23/15	1,378,557
1,090,000	Deutsche Bank AG, 3.45%, 03/30/15	1,118,441
2,000,000	GMAC, Inc., 1.75%, 10/30/12	2,042,726
6,000,000	ING Bank NV, 2.63%, 02/09/12(b)	6,118,182
7,000,000	JPMorgan Chase & Co., 3.70%, 01/20/15	7,293,860
1,200,000	JPMorgan Chase & Co., 3.40%, 06/24/15	1,232,161
5,000,000	Standard Chartered Plc, 3.85%, 04/27/15(b)	5,153,190
3,000,000	Westpac Banking Corp., 2.90%, 09/10/14(b)	3,120,534

		39,127,937

Consumer Discretionary — 0.6%
1,000,000	Cornell University, 4.35%, 02/01/14	1,096,600
200,000	Dartmouth College, 4.75%, 06/01/19	217,090
1,000,000	Snap-On, Inc., 5.85%, 03/01/14	1,108,299

		2,421,989

Consumer Staples — 2.6%
5,000,000	Anheuser-Busch Inbev Worldwide, Inc., 5.38%, 11/15/14(b)	5,547,725
1,720,000	Procter & Gamble Co. (The), 3.50%, 02/15/15	1,852,161
1,500,000	Unilever Capital Corp., 3.65%, 02/15/14	1,598,910
970,000	Wal-Mart Stores, Inc., 4.25%, 04/15/13	1,049,551

Principal Amount		Value

Consumer Staples (continued)

$580,000	Wal-Mart Stores, Inc., 3.20%, 05/15/14	$614,919

		10,663,266

Diversified Financials — 8.4%
40,000	American Express Credit Corp., 5.13%, 08/25/14	43,559
2,955,000	American Express Credit Corp., Series C, 7.30%, 08/20/13	3,387,116
2,000,000	Caterpillar Financial Services Corp., 2.00%, 04/05/13	2,032,858
40,000	Credit Suisse USA, Inc., 5.13%, 01/15/14	43,468
2,672,000	Eksportfinans A/S, 5.00%, 02/14/12	2,829,269
1,455,000	Eksportfinans A/S, 3.00%, 11/17/14	1,520,251
500,000	Enel Finance International SA, 3.88%, 10/07/14(b)	513,134
3,000,000	FIH Erhvervsbank AS, 2.45%, 08/17/12(b)	3,074,955
2,000,000	FMR LLC, 5.35%, 11/15/21(b)	2,068,940
30,000	General Electric Capital Corp., 1.63%, 01/07/11	30,175
1,000,000	General Electric Capital Corp., 2.25%, 03/12/12	1,025,901
1,250,000	General Electric Capital Corp., 2.80%, 01/08/13	1,278,655
4,543,000	General Electric Capital Corp., MTN, 5.25%, 10/19/12	4,886,869
990,000	General Electric Capital Corp., Series A, 3.75%, 11/14/14	1,024,388
2,000,000	Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14(b)	2,000,168
1,000,000	Morgan Stanley, 4.20%, 11/20/14	1,015,411
2,555,000	PNC Funding Corp., 3.00%, 05/19/14	2,610,548
3,150,000	Sallie Mae, Inc., 7.30%, 08/01/12	3,577,691
1,000,000	Societe Financement de L’economie Francaise, 2.88%, 09/22/14(b)	1,043,233

		34,006,589

Energy — 1.7%
500,000	Marathon Oil Corp., 6.50%, 02/15/14	567,035
1,700,000	Occidental Petroleum Corp., 4.13%, 06/01/16	1,879,138

Old Westbury Funds, Inc.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

Energy (continued)
$4,225,000	Shell International Finance BV, 4.00%, 03/21/14	$4,532,149
40,000	Shell International Finance BV, 3.10%, 06/28/15	41,461

		7,019,783

Health Care — 5.6%
4,620,000	Amgen, Inc., Cnv, 0.13%, 02/01/11	4,585,350
570,000	Express Scripts, Inc., 6.25%, 06/15/14	651,583
500,000	McKesson Corp., 6.50%, 02/15/14	567,760
1,435,000	Novartis Capital Corp., 4.13%, 02/10/14	1,563,717
2,475,000	Pfizer, Inc., 5.35%, 03/15/15	2,829,242
7,000,000	Roche Holdings, Inc., 5.00%, 03/01/14(b)	7,776,258
2,000,000	Thermo Fisher Scientific, Inc., 2.15%, 12/28/12	2,025,596
500,000	Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	521,454
2,000,000	Wyeth, 5.50%, 02/01/14	2,262,986

		22,783,946

Industrials — 0.8%
1,200,000	Nomura Holdings, Inc., 5.00%, 03/04/15	1,278,352
1,700,000	Tyco International Finance SA, 3.38%, 10/15/15	1,768,073
80,000	United Parcel Service, Inc., 3.88%, 04/01/14	86,572

		3,132,997

Information Technology — 0.3%
930,000	International Business Machines Corp., 2.10%, 05/06/13	961,561

Insurance — 3.0%
500,000	Berkshire Hathaway Finance Corp., 4.50%, 01/15/13	538,530
1,400,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	1,550,965
3,705,000	Berkshire Hathaway, Inc., 3.20%, 02/11/15	3,872,359
5,800,000	New York Life Global Funding, 4.65%, 05/09/13(b)	6,281,127

		12,242,981

Principal Amount		Value

Materials — 1.0%
$630,000	Airgas, Inc., 2.85%, 10/01/13	$639,283
630,000	Airgas, Inc., 4.50%, 09/15/14	665,052
1,250,000	Dow Chemical Co. (The), 5.90%, 02/15/15	1,385,712
1,000,000	International Paper Co., 9.38%, 05/15/19	1,300,247

		3,990,294

Utilities — 0.4%
1,575,000	Dominion Resources, Inc., Series F, 5.25%, 08/01/33	1,736,842

Total Corporate Bonds (Cost $130,564,540)		138,088,185

MUNICIPAL BONDS — 3.0%
Connecticut — 0.3%
1,000,000	State of Connecticut Taxable GO, Series A, 3.59%, 03/01/12	1,042,290

Maine — 0.2%
350,000	State of Maine General Purpose GO, 3.94%, 05/15/11	358,376
465,000	State of Maine General Purpose GO, 4.34%, 05/15/13	494,974

		853,350

Minnesota — 0.1%
605,000	Duluth Independent School District No 709 COP 4.00%, 02/01/16	625,812

New York — 1.5%
2,520,000	Metropolitan Transportation Authority Highway Toll Revenue Bonds 4.28%, 11/15/16	2,543,083
1,790,000	New York State Dormitory Authority Economic Development & Housing Refunding Revenue Bonds, 4.81%, 12/15/11	1,885,640
500,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, 5.64%, 12/15/13	544,840

Old Westbury Funds, Inc.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

New York (continued)
$1,035,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series A-2 (AGM) 4.65%, 12/15/13	$1,105,111

		6,078,674

Ohio — 0.8%
2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	2,158,019
1,000,000	Ohio State Third Frontier Research and Development GO, Taxable, Series A, (NATL-RE) 5.25%, 05/01/11	1,034,270

		3,192,289

Oregon — 0.1%
500,000	State of Oregon Public Improvements GO, Series B 2.22%, 08/01/13	507,655

Total Municipal Bonds (Cost $11,959,506)		12,300,070

U.S. GOVERNMENT AGENCIES — 40.0%
Fannie Mae — 1.2%
550,000	5.00%, 08/02/12	597,192
3,750,000	5.00%, 03/02/15	4,274,531
7,690	7.50%, 08/01/25	8,748

		4,880,471

Federal Farm Credit Bank — 3.2%
100,000	5.15%, 12/06/10	101,707
1,500,000	2.00%, 01/17/12	1,533,045
3,550,000	2.13%, 06/18/12	3,648,445
400,000	4.50%, 10/17/12	432,630
1,000,000	1.88%, 12/07/12	1,024,404
500,000	1.75%, 02/21/13	509,482
5,135,000	2.63%, 04/17/14	5,379,888
105,000	3.00%, 09/22/14	111,400
90,000	4.88%, 12/16/15	103,215

		12,844,216

Federal Home Loan Bank — 24.4%
215,000	4.50%, 09/10/10	214,882
110,000	5.13%, 09/10/10	110,564
125,000	5.13%, 09/29/10	125,954
1,670,342	4.75%, 10/25/10	1,686,795
60,000	4.25%, 11/02/10	60,610
50,000	4.25%, 11/15/10	50,573
730,000	4.75%, 12/10/10	741,851

Principal Amount		Value

Federal Home Loan Bank (continued)
$1,240,000	4.88%, 12/10/10	$1,260,455
1,620,000	4.00%, 02/15/11	1,652,210
2,135,000	5.88%, 02/15/11	2,197,818
500,000	2.88%, 03/11/11	507,602
1,180,000	4.88%, 03/11/11	1,212,635
155,000	5.00%, 05/13/11	160,600
100,000	4.25%, 06/10/11	103,197
5,330,000	5.25%, 06/10/11	5,545,838
235,000	5.38%, 06/10/11	245,140
320,000	4.38%, 08/15/11	333,327
75,000	5.75%, 08/15/11	79,084
300,000	3.75%, 09/09/11	311,155
645,000	5.00%, 09/09/11	676,892
1,355,000	5.00%, 10/13/11	1,429,369
50,000	4.25%, 11/15/11	52,447
835,000	4.88%, 11/15/11	882,432
15,000	5.63%, 11/15/11	15,996
6,475,000	4.75%, 12/09/11	6,839,834
2,700,000	5.00%, 03/09/12	2,891,822
5,595,000	1.38%, 06/08/12	5,670,868
5,030,000	3.63%, 06/08/12	5,308,873
1,075,000	4.38%, 06/08/12	1,140,583
455,000	4.88%, 06/08/12	490,409
1,400,000	5.38%, 06/08/12	1,521,804
335,000	4.63%, 08/15/12	361,491
990,000	4.50%, 09/14/12	1,066,594
660,000	5.00%, 09/14/12	717,537
145,000	4.88%, 12/14/12	158,732
1,313,435	5.27%, 12/28/12	1,402,705
50,000	3.50%, 03/08/13	53,339
3,900,000	3.88%, 03/08/13	4,197,940
955,000	5.00%, 03/08/13	1,055,505
2,000,000	3.75%, 06/14/13	2,153,852
500,000	4.25%, 06/14/13	546,400
1,500,000	1.88%, 06/21/13	1,539,207
500,000	4.38%, 09/13/13	551,044
2,690,000	5.25%, 09/13/13	3,032,138
210,000	5.50%, 12/11/13	240,213
10,495,000	3.13%, 12/13/13	11,186,148
500,000	4.00%, 12/13/13	547,328
2,065,000	4.88%, 12/13/13	2,317,760
800,000	4.88%, 06/13/14	902,310
7,825,000	5.38%, 06/13/14	8,975,361
2,325,000	3.25%, 09/12/14	2,482,595
870,000	5.25%, 09/12/14	996,899
5,220,000	4.75%, 11/14/14	5,922,100
800,000	2.75%, 12/12/14	841,053
1,815,000	4.75%, 12/12/14	2,054,144
140,000	3.50%, 03/13/15	151,550

Old Westbury Funds, Inc.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

Federal Home Loan Bank (continued)
$1,000,000	2.88%, 06/12/15	$1,052,520
500,000	4.88%, 06/12/15	570,165
50,000	5.00%, 12/11/15	57,391

		98,655,640

Freddie Mac — 0.3%
190,000	4.50%, 12/16/10	193,052
355,000	5.00%, 08/15/12	384,943
400,000	5.00%, 11/13/14	456,116
300,000	2.88%, 02/09/15	316,272

		1,350,383

Ginnie Mae — 0.0%
73,462	8.50%, 10/15/17	81,061
451	9.00%, 02/15/20	517

		81,578

Overseas Private Investment Corp. — 3.2%
1,000,000	4.59%, 12/09/11(c)	1,061,816
10,612,543	5.14%, 12/15/23	11,837,443

		12,899,259

Private Export Funding Corp. — 6.3%
300,000	6.07%, 04/30/11	312,791
400,000	5.66%, 09/15/11(b)	421,879
425,000	4.90%, 12/15/11	450,739
510,000	5.69%, 05/15/12	555,889
12,760,000	3.55%, 04/15/13	13,628,739
1,800,000	4.97%, 08/15/13	2,005,589
4,260,000	3.05%, 10/15/14	4,509,926
3,000,000	5.00%, 12/15/16	3,452,286

		25,337,838

Small Business Administration — 0.8%
1,342,111	4.73%, 02/10/19	1,402,834
2,000,000	4.11%, 03/10/20	2,036,637

		3,439,471

Tennessee Valley Authority — 0.6%
779,000	5.63%, 01/18/11	798,466
632,000	6.79%, 05/23/12	701,137
110,000	4.75%, 08/01/13	121,561
725,000	6.25%, 12/15/17	890,532

		2,511,696

Total U.S. Government Agencies (Cost $154,917,209)		162,000,552

Principal Amount		Value

U.S. GOVERNMENT SECURITIES — 21.3%

U.S. Treasury Notes — 21.3%
$275,000	2.38%, 04/15/11(d)	$306,770
5,265,000	1.13%, 06/30/11	5,303,666
1,475,000	2.63%, 02/29/16	1,535,384
36,780,000	2.38%, 03/31/16	37,745,475
35,841,000	4.63%, 11/15/16	41,228,332

Total U.S. Government Securities (Cost $80,054,871)		86,119,627

GOVERNMENT BONDS — 0.6%

CANADA — 0.0%
180,000	Province of Ontario Canada, 2.70%, 06/16/15	185,079

DENMARK — 0.3%
1,000,000	Kingdom of Denmark, 2.25%, 05/14/12	1,025,880

EGYPT — 0.3%
1,000,000	Egypt Government Aid Bonds, 4.45%, 09/15/15	1,118,510

Total Government Bonds (Cost $2,252,955)		2,329,469

Shares

INVESTMENT COMPANY — 0.1%
181,117	SEI Daily Income Trust Government II Fund, Class A	181,117

Total Investment Company (Cost $181,117)		181,117

TOTAL INVESTMENTS — 99.1% (Cost $379,930,198)(a)		401,019,020

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		3,735,826

NET ASSETS — 100.0%		$404,754,846

Old Westbury Funds, Inc.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

(a)	Tax cost for financial reporting purposes is $380,070,184 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$21,434,545
Unrealized depreciation	(485,709)

Net unrealized appreciation	$20,948,836

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $50,278,174, which is 12.4% of net assets.

(c)	Zero coupon bond. The rate represents the yield at time of purchase.

(d)	Inflation protected security. Principal amount reflects original security face amount.

AGM — Assured Guaranty Municipal Corp.
Cnv.— Convertible
COP — Certificates of Participation
GO — General Obligations
MTN — Medium Term Note
NATL-RE — Insured by National Public Finance Guarantee Corp.

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

U.S. Government & Agency Securities	61.3%
Corporate Bonds	34.1
Municipal Bonds	3.0
Foreign Government Bonds	0.6
Other*	1.0

100%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	July 31, 2010
(Unaudited)

Principal Amount		Value

MUNICIPAL BONDS — 97.5%

Alabama — 0.2%
$1,000,000	Huntsville-Redstone Village Special Care Facilities Financing Authority Revenue Bonds, Series A, OID, 8.13%, 12/01/26(b)	$1,185,130

Arizona — 0.6%
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	404,366
800,000	Arizona State Transportation Board Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 07/01/14	917,704
1,575,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A 5.00%, 07/01/26	1,730,074
200,000	Maricopa County Community College District GO, Series C 5.00%, 07/01/20	232,760
500,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, Senior Lien, 5.50%, 07/01/24	568,545
250,000	University of Arizona Refunding COP, Series C, (AMBAC) 5.00%, 06/01/18	273,000

		4,126,449

California — 9.4%
3,000,000	California State Department of Water Resources Refunding Revenue Bonds, Series AG 4.25%, 12/01/23	3,217,080
600,000	California State Public Works Board Regents University Revenue Bonds, Series C-1 5.00%, 03/01/22	657,324
1,000,000	California State Public Works Board Regents University Revenue Bonds, Series E, OID, 5.00%, 04/01/34	1,008,330
6,000,000	California State Public Works Board Regents University Revenue Bonds, Series F, OID, 5.00%, 04/01/34	6,049,980
4,000,000	City of Los Angeles Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	4,615,600

Principal Amount		Value

California (continued)
$675,000	City of Los Angeles Resource Recovery Improvement Revenue Bonds, Series A 4.00%, 02/01/12	$707,994
6,000,000	City of Los Angeles Resource Recovery Improvement Revenue Bonds, Series A 5.00%, 02/01/20	6,879,120
250,000	Golden State Tobacco Securitization Corp. Enhanced Asset-Backed Revenue Bonds, Series B, OID 5.63%, 06/01/13(b)	284,078
450,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series 2003 A1, OID 6.75%, 06/01/13(b)	525,465
360,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID 5.50%, 06/01/13(b)	407,815
300,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID 5.50%, 06/01/13(b)	339,846
350,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.63%, 06/01/13(b)(c)	397,708
305,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC) 5.00%, 06/01/13(b)(c)	341,255
220,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC) 5.00%, 06/01/13(b)	246,151
1,715,000	Los Angeles Community College District 2008 Election Refunding GO, Series A, 6.00%, 08/01/33	1,922,361
8,000,000	Los Angeles County Metropolitan Transportation Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/26	8,770,160

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

California (continued)
$6,370,000	Los Angeles Department of Water & Power Revenue Bonds, Sub-Series A-2, (AMBAC) 5.00%, 07/01/44	$6,557,087
170,000	Los Angeles Unified School District 2005 Election GO, Series E, (AGM) 5.00%, 07/01/16	195,320
1,035,000	Los Rios Community College District 2002 Election GO, Series D 5.25%, 08/01/23	1,166,031
4,000,000	Orange County Water District Refunding COP 5.00%, 08/15/29	4,300,640
150,000	Placer County Water Agency Refunding COP, OID, (NATL-RE) 4.50%, 07/01/16	154,780
275,000	Pomona Public Financing Authority Revenue Bonds, Water Facilities Project, Series AY, (AMBAC) 5.00%, 05/01/18	300,429
12,000,000	State of California Refunding GO, Series A, (State GTY) 5.00%, 07/01/22	12,986,160
1,000,000	University of California Revenue Bonds, Series D, (NATL-RE, FGIC) 5.00%, 05/15/28	1,057,600
200,000	University of California Revenue Bonds, Series O, 5.00%, 05/15/19	234,204
5,500,000	University of California Revenue Bonds, Series O, OID 5.25%, 05/15/39	5,878,400

		69,200,918

Colorado — 0.8%
485,000	City of Longmont Sales & Use Tax Revenue Bonds, OID, 5.63%, 11/15/10(b)(c)	492,372
1,800,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE) 4.50%, 06/01/21	1,933,236
3,000,000	University of Colorado Revenue Bonds, Sub-Series B-1 3.00%, 12/01/12	3,150,300

		5,575,908

Principal Amount		Value

Connecticut — 0.7%
$285,000	Connecticut Housing Finance Authority Revenue Bonds, Housing Mortgage Financing Program, Sub-Series F-2, (GO of Authority) 6.00%, 11/15/38	$296,847
4,700,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series A-4 2.50%, 07/01/49(d)	4,949,053
170,000	State of Connecticut GO, Series C, 4.50%, 11/01/12	184,938

		5,430,838

Florida — 7.2%
170,000	Florida Department of Transportation Revenue Bonds, Series A, 5.00%, 07/01/29	174,906
3,000,000	Florida State Board of Education Capital Outlay GO, Series E 4.60%, 06/01/23	3,176,070
10,000,000	Florida State Board of Education Capital Outlay Refunding GO, Series A, (NATL-RE, FGIC) 5.00%, 06/01/17	11,203,500
5,000,000	Florida State Board of Education Capital Outlay Refunding GO, Series C 5.00%, 06/01/23	5,650,600
5,000,000	Florida State Board of Education Capital Outlay Refunding GO, Series D 5.00%, 06/01/23	5,704,050
805,000	Florida State Board of Education Public Education GO, Series E, OID, (AGM) 5.00%, 06/01/26	830,937
8,575,000	Florida State Board of Education Revenue Bonds, Series A, OID 5.50%, 07/01/27	9,319,567
250,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC) 5.00%, 11/01/13	281,132
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC) 5.00%, 11/01/16	1,223,248
2,500,000	Miami-Dade County Airport Revenue Bonds, Series A-1, OID 5.38%, 10/01/35	2,545,850

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

Florida (continued)
$1,400,000	Miami-Dade County Airport Revenue Bonds, Series A-1, OID 5.50%, 10/01/41	$1,431,598
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/18	503,878
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/19	2,213,780
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM) 5.25%, 10/01/16	2,075,292
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	552,350
900,000	Seminole County School Board COP, Series A, (AMBAC) 5.00%, 07/01/18	977,580
1,420,000	State of Florida Department of Transportation Refunding GO, Series B 5.00%, 07/01/21	1,634,576
3,180,000	State of Florida Department of Transportation Refunding GO, Series B 5.00%, 07/01/23	3,591,683

		53,090,597

Georgia — 2.6%
3,650,000	County of Dekalb Water and Sewer Refunding Revenue Bonds, Series A 5.00%, 10/01/35	3,740,739
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Antic Buildings Revenue Bonds, Series A, 5.00%, 06/01/18	1,478,600
525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE) 5.00%, 01/01/15	600,920
400,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE) 5.25%, 01/01/17	465,524
5,000,000	Gwinnett County School District GO 5.00%, 02/01/29	5,724,050

Principal Amount		Value

Georgia (continued)
$5,000,000	Gwinnett County Water & Sewerage Authority Revenue Bonds, Series A, (County GTY) 4.00%, 08/01/21	$5,407,900
1,500,000	State of Georgia GO, Series B, 5.00%, 01/01/18	1,792,440

		19,210,173

Hawaii — 0.3%
2,000,000	State of Hawaii Refunding GO, Series DY 5.00%, 02/01/18	2,365,140

Illinois — 2.5%
500,000	Chicago Board of Education Dedicated GO, Series B, (AGM) 5.00%, 12/01/18	555,680
4,780,000	Chicago Metropolitan Water Reclamation District of Greater Chicago Refunding GO, 5.00%, 12/01/26	5,110,441
3,540,000	Chicago Park District Refunding GO, Series C, (AMBAC) 5.00%, 01/01/23	3,811,376
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC) 5.00%, 06/01/21	951,354
100,000	City of Rockford GO, Series A, OID, (AGM) 5.38%, 12/15/13(b)	101,863
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE) 5.00%, 12/01/25	1,077,370
85,000	Du Page County Community Unit School District No. 202 Lisle GO, OID, (AGM) 5.55%, 12/30/17(b)	86,825
260,000	Freeport Sewer System Improvements Refunding GO, OID, (AMBAC) 5.55%, 12/01/14(b)	267,072
500,000	State of Illinois GO, First Series, 5.50%, 08/01/10(b)	500,000
3,500,000	State of Illinois Public Improvement Revenue Bonds 5.00%, 06/15/18	3,934,805

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

Illinois (continued)
$2,057,000	Village of Bolingbrook Refunding Special Tax, OID, (NATL-RE) 4.30%, 03/01/21	$1,765,667

		18,162,453

Indiana — 2.2%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 01/15/16	662,934
1,490,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 07/15/25	1,604,745
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 07/15/16	1,191,110
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 01/15/17	732,173
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding) 5.00%, 07/15/18	733,811
315,000	East Allen Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 07/10/14	325,297
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding) 5.00%, 07/15/16	565,494
510,000	Evansville Vanderburgh Public Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC) 5.25%, 07/15/17	559,434
460,000	Franklin Community Multi-School Building Corp., First Mortgage Revenue Bonds, (AGM, State Aid Withholding) 5.13%, 07/15/12(b)	481,201

Principal Amount		Value

Indiana (continued)
$1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 01/15/22	$1,162,512
1,505,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE) 5.00%, 07/15/23	1,581,996
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (NATL-RE, State Aid Withholding) 5.38%, 07/15/16(b)	191,833
700,000	Mount Vernon of Hancock County Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (State Aid Withholding) 5.25%, 01/15/14(b)	730,016
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC, State Aid Withholding) 5.00%, 01/15/16(b)	174,066
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/18	544,985
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 01/15/16	823,580
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/16	843,831
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/17	656,429
200,000	Tippecanoe County Governmental Building Corp., First Mortgage Revenue Bonds, OID, (NATL-RE, FGIC) 5.00%, 01/15/19	211,372

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

Indiana (continued)
$765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 01/10/16	$891,592
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds (State Aid Withholding) 5.75%, 07/15/26	1,114,450
175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 01/15/15	196,756
135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, OID, (FGIC, State Aid Withholding) 4.75%, 01/15/11	137,651

		16,117,268

Kentucky — 0.2%
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (NATL-RE, FGIC) 5.00%, 11/01/15	1,157,180

Louisiana — 0.3%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC) 5.00%, 06/01/16	2,238,320

Maine — 0.2%
850,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, (AMBAC) 5.00%, 07/01/16	950,181
115,000	Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21(b)	136,602
285,000	Maine Health & Higher Educational Facilities Authority Un-Refunded Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21	310,488

		1,397,271

Principal Amount		Value

Maryland — 1.0%
$1,300,000	Maryland State Transportation Authority Revenue Bonds, Series A 5.00%, 07/01/23	$1,499,693
5,000,000	State of Maryland Refunding GO, Series B 5.00%, 03/01/21	5,945,900

		7,445,593

Massachusetts — 2.3%
4,900,000	Commonwealth of Massachusetts Public Improvement GO, Series B 4.00%, 06/01/12	5,218,549
5,000,000	Massachusetts Bay Transportation Authority Refunding Revenue Bonds, Series A 5.25%, 07/01/26	5,945,400
5,000,000	Massachusetts School Building Authority Revenue Bonds, Series A 4.35%, 08/15/25	5,266,000
800,000	Massachusetts State Water Pollution Abatement Revenue Bonds 4.00%, 08/01/12	857,072

		17,287,021

Michigan — 1.4%
1,350,000	Central Montcalm Public Schools Refunding GO, (NATL-RE, Q-SBLF) 5.00%, 05/01/23	1,446,836
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF) 5.00%, 05/01/20	373,683
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, (FGIC) 5.00%, 07/01/13(b)	260,415
150,000	Jackson Public Schools School Building & Site Refunding GO, (AGM, Q-SBLF) 5.00%, 05/01/15	168,099
235,000	Oakland University Refunding Revenue Bonds, (AMBAC) 5.25%, 05/15/18	251,149
245,000	Portage Public Schools School Building & Site GO, (AGM) 5.00%, 05/01/14	258,896
700,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A, 5.25%, 11/01/13	787,717

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

Michigan (continued)
$265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF) 5.00%, 05/01/21	$285,092
5,715,000	University of Michigan Refunding Revenue Bonds, Series C 4.00%, 04/01/19	6,364,395
400,000	Zeeland Public Schools Building & Site GO, (Q-SBLF) 5.00%, 05/01/20(b)	407,496

		10,603,778

Minnesota — 0.1%
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	529,708

Mississippi — 0.6%
1,810,000	Mississippi Development Bank Special Obligation Refunding Revenue Bonds 5.00%, 08/01/18	2,057,264
1,000,000	State of Mississippi GO, Series A, 5.00%, 10/01/18	1,180,200
890,000	University of Southern Mississippi Campus Facilities Improvements Project Revenue Bonds, 5.00%, 09/01/20	1,020,572

		4,258,036

Missouri — 0.3%
500,000	Jackson County Reorganized School District No. 4 Refunding GO, Series B, (State Aid Direct Deposit) 5.00%, 03/01/18	589,545
1,205,000	Missouri State Highways & Transit Commission Refunding Revenue Bonds, Senior Lien, 5.00%, 02/01/14	1,375,339

		1,964,884

Nevada — 1.8%
1,000,000	Clark County Improvement District No. 112 Special Assessment 5.00%, 08/01/34	999,990
500,000	Clark County School District GO, Series C, 5.00%, 06/15/18	566,675

Principal Amount		Value

Nevada (continued)
$3,000,000	Clark County School District GO, Series C, (NATL-RE) 5.00%, 06/15/22	$3,249,510
2,000,000	Clark County School District Refunding GO, Series B, (NATL-RE, FGIC) 5.00%, 06/15/22	2,132,340
2,805,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	3,164,068
3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC) 5.00%, 06/01/20	3,321,014

		13,433,597

New Jersey — 4.0%
355,000	Bloomfield Township Board of Education Refunding GO, (School Board Resolution Funding) 4.00%, 03/01/17	386,645
440,000	Bloomfield Township Board of Education Refunding GO, (School Board Resolution Funding) 4.00%, 03/01/19	475,464
255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding) 4.00%, 02/15/17	280,171
500,000	Harrison GO, (School Board Resolution Funding) 3.75%, 01/15/15	551,850
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC) 5.50%, 09/01/24	5,754,400
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,673,895
770,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series CC-2 5.00%, 12/15/32	809,755
500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	545,570

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

New Jersey (continued)
$15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A 5.00%, 09/01/16(b)	$17,941
1,185,000	New Jersey Environmental Infrastructure Trust Un-Refunded Revenue Bonds, Series A 5.00%, 09/01/16	1,403,775
5,145,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B, 5.00%, 09/01/18	5,783,752
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE) 5.50%, 12/15/15	1,614,759
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5 5.25%, 12/15/19	3,176,442
1,000,000	New Jersey Transportation Trust Fund Authority Transportation Systems Revenue Bonds, Series A, (AGM-CR) 5.50%, 12/15/22	1,176,170
335,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/15	368,259
440,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/16	480,854
360,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/17	391,468
750,000	Rahway School District School Improvements GO, Series A (School Board Resolution Funding) 3.50%, 02/15/18	808,132
1,450,000	Rahway School District School Improvements GO, Series A, OID (School Board Resolution Funding) 4.00%, 02/15/30	1,442,199
345,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID 6.75%, 06/01/13(b)	404,447
115,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 5.00%, 06/01/14(b)	124,697

Principal Amount		Value

New Jersey (continued)
$1,200,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.00%, 06/01/37(b)	$1,322,988
535,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.13%, 06/01/42(b)	591,052

		29,584,685

New Mexico — 0.2%
1,200,000	Albuquerque Bernalillo County Water Utility Authority Improvement Refunding Revenue Bonds, Series A1, 5.50%, 07/01/22	1,426,764

New York — 20.1%
1,900,000	City of New York Public Improvement GO 5.00%, 11/01/21	2,062,830
6,330,000	City of New York Refunding GO 5.00%, 08/01/22	7,227,974
4,150,000	City of New York Refunding GO, Series G, (NATL-RE) 5.00%, 08/01/18	4,640,862
500,000	Gates Chili Central School District Refunding GO, (State Aid Withholding) 2.50%, 06/15/11	508,915
550,000	Gates Chili Central School District Refunding GO, (State Aid Withholding) 2.50%, 06/15/12	569,652
2,000,000	Metropolitan Transportation Authority Revenue Bonds, Series B, OID, 5.00%, 11/15/34	2,096,720
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	3,008,600
1,150,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, OID, 5.75%, 06/15/40	1,302,824
5,000,000	New York City Municipal Water Finance Authority Fiscal 2010 Refunding Revenue Bonds, Series BB 5.00%, 06/15/27	5,503,050
1,500,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series CC, 5.00%, 06/15/29	1,606,560

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

New York (continued)
$6,000,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series D 5.00%, 06/15/38	$6,246,360
5,700,000	New York City Municipal Water Finance Authority Revenue Bonds, Series DD, OID 5.75%, 06/15/40	6,436,782
5,000,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series B 5.00%, 11/01/22	5,749,400
2,000,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series I-2 4.00%, 11/01/12	2,152,560
1,900,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series I-2 5.00%, 11/01/12	2,086,751
2,200,000	New York City Transitional Finance Authority Revenue Bonds, Series A 5.00%, 05/01/22	2,523,268
2,000,000	New York City Transitional Finance Authority Revenue Bonds, Series S-3, (State Aid Withholding) 5.25%, 01/15/25	2,220,020
3,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, (GO of Corp.) 4.50%, 04/01/20	3,431,790
1,000,000	New York Power Authority Refunding Revenue Bonds, Series C, (NATL-RE) 5.00%, 11/15/15	1,175,920
6,285,000	New York State Dormitory Authority Construction Service Contract Refunding Revenue Bonds, Series A 5.00%, 07/01/22	7,016,260
450,000	New York State Dormitory Authority Cornell University Revenue Bonds, Series B 5.00%, 07/01/21	533,421
2,500,000	New York State Dormitory Authority Court Facilities Lease Refunding Revenue Bonds, Series A, (AMBAC) 5.50%, 05/15/31	2,798,850
2,000,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	2,245,500

Principal Amount		Value

New York (continued)
$3,000,000	New York State Dormitory Authority Education Revenue Bonds, Series A, 5.00%, 03/15/22	$3,435,240
1,000,000	New York State Dormitory Authority Education Revenue Bonds, Series A, OID, 5.00%, 03/15/38	1,060,250
550,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Revenue Bonds, Series C, (NATL-RE, FGIC) 5.00%, 02/15/16	620,108
1,970,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series B 4.50%, 08/15/17	2,185,026
5,000,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series A, OID 5.00%, 02/15/34	5,317,400
500,000	New York State Dormitory Authority Refunding Mental Health Services Facilities Improvement Revenue Bonds, (Assured GTY) 5.00%, 02/15/19	567,120
2,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 08/15/18	2,844,900
4,650,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C 5.00%, 03/15/22	5,255,058
1,450,000	New York State Dormitory Authority State University Lease Revenue Bonds, 4.75%, 07/01/17	1,612,966
1,100,000	New York State Dormitory Authority Upstate Community Colleges Refunding Revenue Bonds, 6.00%, 07/01/31	1,225,807
1,000,000	New York State Environmental Facilities Corp. Multi Purpose Revenue Bonds OID 5.00%, 12/15/28	1,088,240
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds 5.00%, 04/01/20	8,017,100

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

New York (continued)
$1,450,000	New York State Thruway Authority Highway Improvement Revenue Bonds 3.00%, 07/15/11	$1,486,584
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B 5.00%, 04/01/21	2,173,771
4,680,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B 5.00%, 04/01/27	5,069,282
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	469,116
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B 5.00%, 04/01/21	5,683,850
2,210,000	New York State Thruway Authority Second General Highway and Bridge Trust Fund Refunding Revenue Bonds, Series B, (AMBAC) 5.00%, 04/01/18	2,527,533
5,000,000	New York State Thruway Authority Transportation Revenue Bonds, Series A 5.00%, 03/15/21	5,799,250
820,000	New York State Thruway Authority Transportation Revenue Bonds, Series A 5.00%, 03/15/23	922,221
790,000	New York State Thruway Authority Transportation Revenue Bonds, Series A, 5.00%, 03/15/18	932,137
1,000,000	New York State Urban Development Corp. Refunding Revenue Bonds 5.25%, 01/01/23	1,109,740
5,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D 5.50%, 01/01/19	5,926,800
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	567,510

Principal Amount		Value

New York (continued)
$1,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, OID, 5.25%, 01/01/21	$1,142,920
250,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, OID, 5.50%, 01/01/24	281,100
1,000,000	New York State Urban Development Corp. Service Contract Refunding Revenue Bonds, (AGM) 5.00%, 01/01/15	1,144,150
5,385,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series B1, OID, 5.00%, 03/15/28	5,851,610

		147,461,658

North Carolina — 2.2%
300,000	Brunswick County GO, (NATL-RE, FGIC) 5.00%, 05/01/15(b)	316,539
1,655,000	Cabarrus County School Improvement COP 5.00%, 01/01/21	1,838,242
4,230,000	Cabarrus County School Improvement COP 5.00%, 01/01/25	4,554,399
160,000	City of Charlotte Refunding Revenue Bonds 5.00%, 07/01/21	187,029
1,285,000	Dare County COP, (NATL-RE, FGIC) 5.00%, 06/01/17	1,398,388
1,000,000	Union County Property Tax Refunding GO 5.00%, 03/01/22	1,207,400
5,955,000	Wake County Public Improvement Revenue Bonds 5.00%, 01/01/27	6,555,264

		16,057,261

Ohio — 1.1%
665,000	Greene County Governmental Enterprise Refunding Revenue Bonds, Series A, (NATL-RE) 5.25%, 12/01/21	797,122
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC) 5.00%, 10/01/18	2,789,281

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

Ohio (continued)
$400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE) 5.00%, 09/01/16	$441,696
790,000	Ohio State University Revenue Bonds, Series A 4.25%, 12/01/24	825,463
1,000,000	Ohio State University Revenue Bonds, Series A, 4.00%, 12/01/17	1,099,100
2,000,000	State of Ohio Higher Education GO, Series B, 5.00%, 05/01/23	2,172,720

		8,125,382

Oregon — 0.6%
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A 5.00%, 05/01/17	1,540,279
3,000,000	Oregon State Department of Administrative Services COP, Series C 5.00%, 11/01/34	3,112,200

		4,652,479

Pennsylvania — 2.2%
1,585,000	Hempfield Area School District Refunding GO, Series B, (NATL-RE, FGIC, State Aid Withholding) 5.00%, 10/15/16	1,727,935
115,000	New Castle Area School District GO, OID, (NATL-RE, State Aid Withholding) 4.40%, 03/01/11	117,552
1,455,000	Pennsylvania Higher Educational Facilities Authority Temple University Refunding Revenue Bonds, (NATL-RE) 5.00%, 04/01/17	1,627,025
1,000,000	Pennsylvania Turnpike Commission Refunding Revenue Bonds, Series A, (AGM) 5.00%, 07/15/12	1,076,330
7,000,000	Philadelphia School District Refunding GO, Series C (State Aid Withholding) 5.00%, 09/01/18	7,805,840

Principal Amount		Value

Pennsylvania (continued)
$1,000,000	University of Pittsburgh of the Commonwealth Systems of Higher Education Revenue Bonds, University Capital Project, (GO of University) 5.50%, 09/15/37(d)	$1,123,180
2,315,000	West Chester Area School District GO, Series A, OID (AGM, State Aid Withholding) 4.50%, 05/15/27	2,405,239

		15,883,101

Puerto Rico — 0.7%
5,000,000	Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds, Series AA 5.30%, 07/01/35(c)	5,003,550
190,000	Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds, Series W, OID, 5.50%, 07/01/15	208,612

		5,212,162

South Carolina — 0.3%
650,000	Charleston Waterworks & Sewer Refunding Revenue Bonds, Series A, 5.00%, 01/01/24	737,178
1,000,000	Richland County School District No. 1 Refunding GO, (South Carolina State Department of Education) 5.00%, 03/01/23	1,147,420

		1,884,598

Texas — 23.5%
1,255,000	Alamo Community College District GO, Series A, (NATL-RE) 5.50%, 08/15/15	1,489,993
1,900,000	Aldine Independent School District GO, OID, (PSF-GTD) 4.25%, 02/15/25	1,991,428
2,500,000	Aldine Independent School District Refunding GO, (PSF-GTD) 4.50%, 02/15/22	2,694,725
4,405,000	Aldine Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/25	4,869,728

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

Texas (continued)
$1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/20	$1,386,743
110,000	Alief Independent School District GO, (PSF-GTD) 5.00%, 02/15/13(b)	112,798
1,600,000	Beaumont Independent School District GO, OID, (Assured GTY) 5.00%, 02/15/34	1,673,360
1,000,000	Belton Independent School District Refunding GO, OID, (PSF-GTD) 4.75%, 02/15/24	1,039,820
5,000,000	Belton Independent School District Refunding GO, OID, (PSF-GTD) 4.75%, 02/15/27	5,147,150
610,000	Bexar County GO, Series A 5.00%, 06/15/22	698,694
1,000,000	Bexar County GO, Series A 5.00%, 06/15/26	1,108,600
1,000,000	Brownsville Independent School District GO, (PSF-GTD) 5.50%, 08/15/18(b)	1,054,540
1,995,000	Brownwood Independent School District School Building Refunding GO, (NATL-RE, FGIC) 5.25%, 02/15/25	2,088,107
1,805,000	Brownwood Independent School District School Building Refunding GO, (NATL-RE, FGIC) 5.25%, 02/15/26	1,880,918
10,780,000	Canton Independent School District GO, (PSF-GTD) 5.00%, 02/15/37	11,286,768
100,000	City of Austin Refunding Sub Lien Revenue Bonds, (NATL-RE) 5.25%, 05/15/25	113,122
750,000	City of Dallas GO, OID, 5.00%, 02/15/25	827,032
3,500,000	City of Dallas Refunding Revenue Bonds 5.00%, 10/01/39	3,732,400
515,000	City of Denton Certificates of Obligation GO, (NATL-RE) 5.00%, 02/15/14	581,878
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (NATL-RE) 4.50%, 03/01/14	997,710

Principal Amount		Value

Texas (continued)
$4,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE) 5.25%, 03/01/14	$4,590,960
3,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE) 5.38%, 03/01/15	3,374,130
255,000	City of Laredo GO, OID, (FGIC) 5.38%, 08/15/20(b)	268,579
500,000	City of Richardson Refunding GO 4.00%, 02/15/12	526,335
1,280,000	City of Richardson Refunding GO, (NATL-RE) 5.25%, 02/15/20	1,421,760
1,630,000	City of San Antonio Un-Refunded GO, 5.25%, 08/01/13	1,849,186
1,500,000	Clint Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 08/15/28	1,614,915
190,000	Coppell Independent School District School Building GO, (NATL-RE) 5.00%, 08/15/15	219,313
315,000	Coppell Independent School District School Building GO, (NATL-RE) 5.00%, 08/15/16	364,940
4,485,000	Cypress-Fairbanks Independent School District Refunding GO, Series 2005-2, (PSF-GTD) 4.00%, 02/15/21	4,862,502
100,000	Dallas Area Rapid Transit Senior Lien Sales Tax Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	115,234
1,500,000	Dallas Independent School District Refunding GO, (PSF-GTD) 4.25%, 02/15/21	1,668,870
245,000	Deer Park Independent School District Limited Tax GO, (AGM) 5.00%, 02/15/17	283,771
3,340,000	Denton County GO, OID 4.25%, 07/15/27	3,412,278
245,000	El Paso County Refunding GO, (NATL-RE) 5.00%, 02/15/16	282,468
1,000,000	El Paso Independent School District GO, (PSF-GTD) 5.00%, 08/15/12	1,091,440

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

Texas (continued)
$650,000	Fort Bend County Refunding GO, 5.00%, 03/01/24	$716,183
1,460,000	Fort Bend Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,651,815
500,000	Friendswood Independent School District Schoolhouse GO, (PSF-GTD) 5.00%, 02/15/23	559,445
1,095,000	Friendswood Water & Sewer Refunding Revenue Bonds, (AGM) 5.00%, 03/01/21	1,191,382
350,000	Frisco Independent School District School Building GO, Series B, (NATL-RE) 5.50%, 07/15/13	396,172
3,000,000	Garland Independent School District Refunding GO, Series A 5.00%, 02/15/19	3,565,320
150,000	Giddings Independent School District School Building GO, Series A, OID, (PSF-GTD) 4.50%, 02/15/23	159,498
700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE) 5.00%, 08/15/17	777,686
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE) 5.00%, 08/15/19	1,092,990
370,000	Gregory-Portland Independent School District GO, OID, (PSF-GTD) 5.50%, 08/15/10(b)(c)	368,771
1,000,000	Harlandale Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/35	1,041,450
730,000	Harris County Flood Control District Refunding GO, Series C, OID 5.00%, 10/01/23	823,104
4,000,000	Harris County Refunding GO, Series A 5.00%, 10/01/25	4,487,200
2,500,000	Harris County Refunding GO, Series A, 5.00%, 10/01/23	2,861,100
2,500,000	Harris County Refunding GO, Series C 5.00%, 08/15/23	2,856,800

Principal Amount		Value

Texas (continued)
$1,000,000	Harris County Refunding GO, Series C, (AGM) 5.25%, 08/15/19	$1,212,060
375,000	Hays Consolidated Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/18	423,364
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE) 4.50%, 08/15/19	530,875
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM) 5.25%, 04/15/21	3,378,999
2,975,000	Houston Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/22	3,323,610
500,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD) 5.45%, 02/15/16	568,635
560,000	McAllen Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/16	637,364
440,000	Midland College District GO, (NATL-RE, FGIC) 5.00%, 02/15/24	468,754
1,890,000	Monahans-Wickett-Pyote Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/25	2,055,186
1,315,000	North East Independent School District Refunding GO, (PSF-GTD) 5.25%, 02/01/22	1,602,222
1,625,000	Northwest Independent School District GO, OID, (PSF-GTD) 4.75%, 02/15/27	1,679,876
700,000	Northwest Independent School District Refunding GO, (PSF-GTD) 4.50%, 02/15/18	774,179
300,000	Plano Independent School District GO, (PSF-GTD) 4.50%, 02/15/19	333,216
1,205,000	Prosper Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/25	1,309,690
2,040,000	Prosper Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/28	2,180,372

Old Westbury Funds, Inc.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

Texas (continued)
$525,000	Red Oak Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	$610,974
500,000	Rockwall Independent School District School Building GO, (PSF-GTD) 4.75%, 02/15/15	576,845
295,000	San Felipe-Del Rio Consolidated Independent School District GO, OID, (PSF-GTD) 5.38%, 08/15/10(b)(c)	294,930
450,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/13	485,631
1,005,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/14	1,105,520
3,125,000	Socorro Independent School District GO, Series A, (PSF-GTD) 5.00%, 08/15/25	3,366,344
1,500,000	Socorro Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/13	1,703,820
4,140,000	Socorro Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/18	4,668,098
2,000,000	Spring Branch Independent School District Schoolhouse GO, (PSF-GTD) 5.25%, 02/01/38	2,129,920
2,705,000	Spring Independent School District GO, (PSF-GTD) 5.00%, 02/15/15	3,137,475
3,200,000	State of Texas GO, Series B 5.00%, 12/01/24	3,541,472
5,700,000	State of Texas Transportation GO, OID 4.65%, 04/01/25	6,030,600
2,340,000	State of Texas Water Financial Assistance GO, Series A, 5.00%, 08/01/27	2,564,055
1,200,000	State of Texas Water Financial Assistance GO, Series B 5.00%, 08/01/22	1,367,580
405,000	State of Texas Water Financial Assistance GO, Series B 5.00%, 08/01/23	460,894
1,025,000	State of Texas Water Financial Assistance GO, Series B 5.00%, 08/01/24	1,145,007

Principal Amount		Value

Texas (continued)
$2,060,000	State of Texas Water Financial Assistance GO, Series B 5.00%, 08/01/30	$2,220,742
1,000,000	State of Texas Water Financial Assistance GO, Series C 5.00%, 08/01/30	1,078,030
900,000	State of Texas Water Financial Assistance GO, Sub-Series A, 5.00%, 08/01/19	1,064,214
1,050,000	State of Texas Water Financial Assistance Refunding GO, Series A 5.00%, 08/01/23	1,143,628
1,070,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/17	1,261,851
1,690,000	Texas State University Systems University and College Improvement Revenue Bonds 5.00%, 03/15/17	1,975,221
1,000,000	Texas Tech University Refunding and Improvement Revenue Bonds, 12th Series, 5.00%, 02/15/22	1,125,490
140,000	Travis County Public Road Improvement GO, OID 4.00%, 03/01/28	139,996
115,000	Travis County Public Road Improvement GO, OID 4.00%, 03/01/29	113,807
330,000	Travis County Recreational Facilities Improvement GO, OID 4.00%, 03/01/26	334,785
120,000	Travis County Recreational Facilities Improvement GO, OID 4.00%, 03/01/28	119,996
140,000	Travis County Recreational Facilities Improvement GO, OID 4.00%, 03/01/29	138,548
4,380,000	University of North Texas Revenue Bonds, Series A 5.00%, 04/15/25	4,865,304
3,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series C, 5.00%, 08/15/16	3,551,910
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,893,151

Old Westbury Funds, Inc.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

Texas (continued)
$1,860,000	Victoria Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/26	$2,017,077
1,095,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	1,277,953
500,000	Waco Independent School District School Building Refunding GO, (PSF-GTD) 4.25%, 08/15/16	568,480
400,000	Ysleta Independent School District Building GO, (PSF-GTD) 5.00%, 08/15/25	434,952

		172,263,813

Utah — 0.5%
1,975,000	Alpine School District School Building GO, (School Board GTY) 5.00%, 03/15/21	2,281,066
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC) 5.00%, 11/01/15	143,972
1,000,000	Utah Transit Authority Sales Tax Revenue Bonds 5.00%, 06/15/27	1,095,100

		3,520,138

Virginia — 1.9%
3,135,000	City of Richmond Refunding GO, Series A 5.00%, 07/15/26	3,534,587
1,250,000	City of Richmond Refunding GO, Series A 5.00%, 07/15/28	1,388,888
2,530,000	Virginia College Building Authority Educational Facilities Refunding Revenue Bonds, 21st Century College & Equipment Programs, Series C, 4.00%, 02/01/15	2,816,573
2,570,000	Virginia College Building Authority Refunding Revenue Bonds, Series E-1 5.00%, 02/01/22	3,030,878
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B 5.00%, 08/01/21	1,459,688

Principal Amount		Value

Virginia (continued)
$1,245,000	Virginia Public Building Authority Revenue Bonds, Series B, 5.00%, 08/01/14	$1,439,917

		13,670,531

Washington — 5.2%
100,000	CDP-King County III Lease Refunding Revenue Bonds, King Street Center Project, (NATL-RE) 5.00%, 06/01/17	115,797
300,000	City of Puyallup Refunding Revenue Bonds, Series 2009B, 4.50%, 11/01/19	325,944
500,000	City of Seattle Refunding GO 5.00%, 12/01/24	560,640
1,500,000	City of Seattle Water & Wastewater Authority Refunding and Improvement Revenue Bonds, 5.00%, 02/01/22	1,688,160
100,000	Clark County Public Utility District No. 1 Generating System Refunding Revenue Bonds, (NATL-RE, FGIC) 5.00%, 01/01/13	108,694
4,500,000	Energy Northwest Columbia Generating Station Revenue Bonds, Series D, 5.00%, 07/01/21	5,048,730
1,160,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	1,296,486
9,000,000	King County School District No 401 Highline School Improvement GO, (AGM, School Board GTY) 5.00%, 12/01/26	9,738,270
520,000	King County School District No. 401 Highline Refunding GO, (School Board GTY) 5.00%, 12/01/20	615,170
1,550,000	King County School District No. 403 Renton Refunding GO, (School Board GTY) 4.00%, 12/01/19	1,694,444
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY) 5.00%, 12/01/20	1,739,865
200,000	Pierce County School District No. 320 Sumner Refunding GO, (NATL-RE, FGIC, School Board GTY) 5.00%, 12/01/16	227,362

Old Westbury Funds, Inc.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

Principal Amount		Value

Washington (continued)
$1,760,000	Pierce County School District No. 343 Refunding GO (School Board GTY) 4.00%, 12/01/17	$1,958,088
250,000	Snohomish County School District No. 6 Mukilteo GO, OID, (School Board GTY) 5.35%, 12/01/10(b)(c)	254,138
1,335,000	Snohomish County Surface Water Management Refunding GO, Series A 5.00%, 12/01/21	1,531,699
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC) 5.00%, 04/01/16	2,294,060
4,000,000	State of Washington Various Purpose Refunding GO, Series R-2006A, (AMBAC) 5.00%, 07/01/17	4,558,280
2,000,000	State of Washington Various Purpose Refunding GO, Series R-A, (AMBAC) 5.00%, 01/01/25	2,146,860
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,352,727

		38,255,414

West Virginia — 0.0%
275,000	West Virginia University Revenue Bonds, Series A, (NATL-RE) 5.50%, 04/01/17	316,921

Wisconsin — 0.3%
135,000	Cedarburg School District Refunding GO, Series B, (AGM) 5.00%, 03/01/11(b)(c)	138,722
145,000	Cedarburg School District Refunding GO, Series B, (AGM) 5.00%, 03/01/11(b)(c)	148,998
150,000	Door County Corporate Purpose GO, Series A, OID, (FGIC) 5.25%, 09/01/20(b)	156,616
100,000	Fond Du Lac Refunding GO, (NATL-RE, FGIC) 4.75%, 03/01/15	110,278
130,000	Menomonee Falls Water Systems Mortgage Refunding Revenue Bonds, OID, (AGM) 4.60%, 12/01/10	131,810

Principal Amount		Value

Wisconsin (continued)
$55,000	Osceola School District GO, OID, Series A, (NATL-RE, FGIC) 5.13%, 05/01/17(b)	$58,293
465,000	Osceola School District School Building GO, Series A, OID, (NATL-RE, FGIC) 5.13%, 05/01/17	478,890
775,000	Outagamie County Refunding GO, 5.50%, 04/01/14	836,217

		2,059,824

Total Municipal Bonds (Cost $682,718,082)		715,154,993

Shares

INVESTMENT COMPANY — 3.2%
23,487,000	SEI Daily Income Trust Government II Fund, Class A	23,487,000

Total Investment Company (Cost $23,487,000)		23,487,000

TOTAL INVESTMENTS — 100.7% (Cost $706,205,082)(a)		738,641,993

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(5,077,884)

NET ASSETS — 100.0%		$733,564,109

(a)	Tax cost for financial reporting purposes is $706,205,082 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$32,753,829
Unrealized depreciation	(316,918)

Net unrealized appreciation	$32,436,911

(b)

These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(c)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.

(d)	Variable rate security. Rate shown is the rate as of July 31 2010.

Old Westbury Funds, Inc.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2010
(Unaudited)

AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by AMBAC Indemnity Corp.
COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
GO — General Obligations
GTY — Guaranty
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
Q–SBLF — Qualified-School Bond Loan Fund
XLCA — XL Capital Insurance

Portfolio diversification by State (Unaudited)

Percentage of Net Assets

Alabama	0.2%
Arizona	0.6
California	9.4
Colorado	0.8
Connecticut	0.7
Florida	7.2
Georgia	2.6
Hawaii	0.3
Illinois	2.5
Indiana	2.2
Kentucky	0.2
Louisiana	0.3
Maine	0.2
Maryland	1.0
Massachusetts	2.3
Michigan	1.4
Minnesota	0.1
Mississippi	0.6
Missouri	0.3
Nevada	1.8
New Jersey	4.0
New Mexico	0.2
New York	20.1
North Carolina	2.2
Ohio	1.1
Oregon	0.6
Pennsylvania	2.2
Puerto Rico	0.7
South Carolina	0.3
Texas	23.5
Utah	0.5
Virginia	1.9
Washington	5.2
West Virginia	0.0
Wisconsin	0.3
Other*	2.5

100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At July 31, 2010, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective

Old Westbury U.S. Large Cap Fund (“U.S. Large Cap Fund”)	Long-term capital appreciation.
Old Westbury Non-U.S. Large Cap Fund (“Non-U.S. Large Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Small & Mid Cap Fund (“Global Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Opportunities Fund (“Global Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real capital appreciation in inflationary environments.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

The number of shares authorized per fund are as follows:

U.S. Large Cap Fund	2,500,000,000
Non-U.S. Large Cap Fund	3,000,000,000
Global Small & Mid Cap Fund	3,500,000,000
Global Opportunities Fund	3,500,000,000
Real Return Fund	3,500,000,000
Fixed Income Fund	2,000,000,000
Municipal Bond Fund	2,000,000,000

Under the Corporation‘s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation‘s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The Real Return Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in OWF Real Return Fund Ltd., a wholly-owned subsidiary of the Real Return Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary participates in the same investment goals as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of July 31, 2010, the Real Return Fund held $374,455,391 in the Subsidiary, representing 21.99% of the Real Return Fund’s net assets. The accompanying consolidated financial statements of the Real Return Fund include all assets,

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2010 (Unaudited)

liabilities, revenues and expenses of the Real Return Fund and its wholly-owned Subsidiary. All material intercompany accounts and transactions have been eliminated.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at net asset value.

Securities traded in the over-the-counter market are valued at the mean of the current bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board.

All other investment assets and liabilities, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities or other assets and liabilities. Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds may use a pricing service authorized by the Board that has been designated to determine fair value. The Funds that invest in investments that trade in non-U.S. markets may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. investments. When these Funds use fair value pricing, the value assigned to the non-U.S. investments held by these Funds may not be the quoted or published prices of the investment on their primary markets or exchanges.

B. Foreign Currency Transaction. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2010 (Unaudited)

C. Collectibles. The Real Return Fund may invest in Collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have accurate market valuations available. The values of the collectible coins and sets of coins held by the Real Return Fund are appraised on a quarterly basis by an independent professional coin appraiser, among other factors, who uses market auction data to determine each coin’s and set of coins current value. Between these quarterly appraisals, each coin and set of coins is valued weekly via information in the Coin Dealer Newsletter based on the price movement of a basket of like coins identified by the Advisor. The Real Return Fund does not currently intend to invest more than 5% of its total assets in Collectibles. As of July 31, 2010, the Real Return Fund held $52,420,970, or 3.10% of net assets, in Collectibles.

D. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Other are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities. In order to gain exposure to the commodities markets, the Real Return Fund, through its Subsidiary, may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments.

E. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

F. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security the Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

G. Loan Participations and Assignments. The Global Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally LIBOR, the CD rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2010 (Unaudited)

Currently, the Global Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Global Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments.

Generally, when a Fund purchases an assignment of a loan from a lender it will step into the shoes of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. The Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

H. Credit Enhancement. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC).

I. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. Each Fund intends to limit the purchase of securities which have not been determined by the Adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

J. Recent Accounting Pronouncement:

In January 2010, Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements which will require additional disclosure about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Fund’s financial statements and disclosures, is currently being assessed.

4.	Derivative Instruments:

The Funds may engage in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities or commodities markets or for speculative purposes. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The Funds may mitigate counterparty risk through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty. All derivatives in a net liability position are fully collateralized. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2010 (Unaudited)

against defaults provided by the exchange on which they trade.

The Funds are subject to credit risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the Schedules of Portfolio Investments or details below:

Fair values of derivative instruments as of 7/31/10:

	Asset Derivatives Value

Fund	Total Value at July 31, 2010	Equity Contracts	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Commodity Contracts

Global Small & Mid Cap Fund	$2,844,981	$—	$—	$—	$2,844,981	$—
Global Opportunities Fund	38,506,394	12,696,679	2,625,630	—	23,184,085	—
Real Return Fund	2,165,418,634	2,109,600,000	—	—	—	55,818,634

	Liability Derivatives Value

Fund	Total Value at July 31, 2010	Equity Contracts	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Commodity Contracts

Global Small & Mid Cap Fund	$354,357	$—	$—	$—	$354,357	$—
Global Opportunities Fund	35,841,635	8,334,911	4,029,078	—	23,477,646	—
Real Return Fund	2,063,360,835	2,034,712,000	—	—	—	28,648,835

A. Futures Contracts. The Funds may purchase or sell futures contracts and options on financial futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying security. The Funds recognize a gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying securities or commodities, while permitting the equivalent of an investment in a portfolio of the underlying securities or commodities. The potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forwards”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use Forwards to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Fund records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized loss of the contract.

Old Westbury Funds, Inc.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2010 (Unaudited)

As of July 31, 2010, the Global Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Australian Dollar	38,693,701	U.S. Dollar	32,275,577	09/07/10	$2,558,385
Brazil Real	5,030,181	Japanese Yen	257,243,460	09/30/10	(158,325)
Japanese Yen	2,745,780	U.S. Dollar	250,000,000	09/30/10	(148,778)
Canadian Dollar	3,049,100	Japanese Yen	250,000,000	10/04/10	67,567
Japanese Yen	18,702,076	Norway Krones	250,000,000	10/04/10	171,775

					$2,490,624

As of July 31, 2010, the Global Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Euro	10,760,479	U.S. Dollar	13,585,870	08/03/10	$436,651
Euro	16,890,007	U.S. Dollar	21,968,832	08/03/10	41,386
New Zealand Dollar	395,000	U.S. Dollar	273,261	08/03/10	13,280
New Zealand Dollar	3,741,612	U.S. Dollar	2,704,924	08/03/10	9,318
New Zealand Dollar	1,619,311	U.S. Dollar	1,153,759	08/03/10	20,922
U.S. Dollar	14,235,684	Euro	10,760,479	08/03/10	213,163
U.S. Dollar	8,923,100	Euro	6,746,305	08/03/10	131,651
U.S. Dollar	13,414,691	Euro	10,143,702	08/03/10	195,922
U.S. Dollar	2,657,153	New Zealand Dollar	4,136,612	08/03/10	(343,630)
U.S. Dollar	1,039,598	New Zealand Dollar	1,619,311	08/03/10	(135,084)
New Zealand Dollar	815,909	U.S. Dollar	581,294	08/04/10	10,535
New Zealand Dollar	1,638,885	U.S. Dollar	1,186,302	08/04/10	2,484
U.S. Dollar	523,814	New Zealand Dollar	815,909	08/04/10	(68,016)
U.S. Dollar	1,047,083	New Zealand Dollar	1,638,885	08/04/10	(141,702)
New Zealand Dollar	3,116,000	U.S. Dollar	2,254,395	08/05/10	5,654
U.S. Dollar	2,682,623	New Zealand Dollar	4,107,995	08/05/10	(296,924)
U.S. Dollar	4,819,954	New Zealand Dollar	7,452,000	08/05/10	(585,016)
U.S. Dollar	794,310	New Zealand Dollar	1,218,640	08/05/10	(89,576)
U.S. Dollar	1,051,360	New Zealand Dollar	1,608,778	08/06/10	(115,400)
U.S. Dollar	522,889	New Zealand Dollar	802,901	08/06/10	(59,412)
New Zealand Dollar	1,594,567	U.S. Dollar	1,143,783	08/09/10	12,393
Philippines Peso	688,200,000	U.S. Dollar	15,000,000	08/09/10	102,329
U.S. Dollar	1,043,655	New Zealand Dollar	1,587,404	08/09/10	(107,328)
U.S. Dollar	1,048,906	New Zealand Dollar	1,594,567	08/09/10	(107,270)
U.S. Dollar	1,034,089	New Zealand Dollar	1,569,298	08/09/10	(103,765)
Euro	6,742,306	U.S. Dollar	8,290,212	08/10/10	496,003
Indonesian Rupiah	93,900,000,000	U.S. Dollar	10,000,000	08/10/10	508,927
Japanese Yen	478,350,000	U.S. Dollar	5,249,602	08/10/10	287,693
Malaysian Ringgit	65,366,000	U.S. Dollar	20,000,000	08/10/10	534,287
South Korean Won	11,465,000,000	U.S. Dollar	10,000,000	08/10/10	(303,527)
U.S. Dollar	9,237,718	Euro	7,255,883	08/10/10	(217,762)
U.S. Dollar	8,587,878	Euro	6,742,306	08/10/10	(198,336)
U.S. Dollar	9,353,674	Euro	7,343,530	08/10/10	(216,022)
U.S. Dollar	5,122,409	Japanese Yen	478,350,000	08/10/10	(414,886)
U.S. Dollar	9,483,044	South Korean Won	11,465,000,000	08/10/10	(213,429)
U.S. Dollar	13,453,802	United Kingdom Pound	8,968,771	08/10/10	(618,730)
Polish Zloty	11,489,000	Euro	2,734,369	08/11/10	171,027
U.S. Dollar	522,151	New Zealand Dollar	786,218	08/11/10	(47,823)

Old Westbury Funds, Inc.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	521,895	New Zealand Dollar	785,832	08/11/10	$(47,799)
U.S. Dollar	10,000,001	Euro	7,772,895	08/12/10	(129,213)
U.S. Dollar	1,136,899	New Zealand Dollar	1,748,000	08/12/10	(130,222)
U.S. Dollar	964,111	New Zealand Dollar	1,475,981	08/12/10	(105,825)
Indian Rupee	459,950,000	U.S. Dollar	10,172,284	08/13/10	(282,320)
U.S. Dollar	525,122	New Zealand Dollar	809,000	08/13/10	(61,273)
Australian Dollar	5,979,502	U.S. Dollar	5,289,091	08/16/10	108,544
Brazil Real	27,919,500	U.S. Dollar	15,430,253	08/16/10	385,666
Hong Kong Dollar	26,638,400	U.S. Dollar	3,426,601	08/16/10	3,280
Indonesian Rupiah	101,600,000,000	U.S. Dollar	11,061,513	08/16/10	316,309
Indonesian Rupiah	93,300,000,000	U.S. Dollar	10,157,866	08/16/10	290,469
Japanese Yen	1,343,293,500	U.S. Dollar	14,748,177	08/16/10	802,340
Japanese Yen	960,020,000	U.S. Dollar	10,991,190	08/16/10	122,396
Singapore Dollar	2,828,520	U.S. Dollar	2,048,435	08/16/10	31,708
U.S. Dollar	5,365,527	Australian Dollar	5,979,502	08/16/10	(44,123)
U.S. Dollar	10,000,000	Euro	7,907,826	08/16/10	(305,033)
U.S. Dollar	14,439,669	Japanese Yen	1,343,293,500	08/16/10	(1,110,848)
U.S. Dollar	10,325,349	Japanese Yen	960,020,000	08/16/10	(788,236)
U.S. Dollar	563,065	New Zealand Dollar	853,000	08/16/10	(55,074)
Australian Dollar	12,023,638	U.S. Dollar	10,697,924	08/17/10	154,268
Brazil Real	1,066,000	Japanese Yen	51,772,422	08/17/10	4,370
Israel Shekel	2,887,000	U.S. Dollar	761,862	08/17/10	3,912
Japanese Yen	445,417,500	U.S. Dollar	5,096,672	08/17/10	59,708
South Korean Won	11,547,500,000	U.S. Dollar	10,200,972	08/17/10	(436,585)
U.S. Dollar	10,792,767	Australian Dollar	12,023,638	08/17/10	(85,007)
U.S. Dollar	1,560,892	Japanese Yen	148,060,000	08/17/10	(153,126)
U.S. Dollar	4,809,501	Japanese Yen	445,417,500	08/17/10	(346,879)
U.S. Dollar	9,372,971	South Korean Won	11,547,500,000	08/17/10	(391,416)
U.S. Dollar	4,358,723	United Kingdom Pound	2,974,933	08/17/10	(308,960)
Brazil Real	788,000	Japanese Yen	37,942,200	08/18/10	6,914
U.S. Dollar	780,450	Japanese Yen	73,573,000	08/18/10	(71,276)
Brazil Real	1,182,000	Japanese Yen	55,561,092	08/19/10	25,846
Israel Shekel	1,444,000	U.S. Dollar	379,900	08/19/10	3,105
Israel Shekel	1,444,000	U.S. Dollar	380,952	08/19/10	2,053
Israel Shekel	289,000	U.S. Dollar	76,133	08/19/10	521
U.S. Dollar	778,401	Japanese Yen	73,232,000	08/19/10	(69,384)
Brazil Real	37,996,000	U.S. Dollar	20,674,720	08/20/10	826,986
Indian Rupee	27,858,000	U.S. Dollar	557,829	08/20/10	40,515
Israel Shekel	1,108,000	U.S. Dollar	289,893	08/20/10	3,986
Norway Krones	10,525,000	Euro	1,198,774	08/20/10	168,210
U.S. Dollar	778,394	Japanese Yen	73,510,000	08/20/10	(72,616)
U.S. Dollar	779,556	Japanese Yen	73,417,000	08/20/10	(70,378)
U.S. Dollar	10,000,000	United Kingdom Pound	6,940,275	08/20/10	(889,162)
United Kingdom Pound	6,940,275	U.S. Dollar	10,510,665	08/20/10	378,496
Indian Rupee	7,438,000	U.S. Dollar	148,760	08/23/10	10,920
Indian Rupee	16,704,000	U.S. Dollar	334,682	08/23/10	23,921
Israel Shekel	1,890,900	U.S. Dollar	495,883	08/23/10	5,620
Norway Krones	10,525,000	Euro	1,200,018	08/23/10	166,306
U.S. Dollar	1,559,110	Japanese Yen	146,685,000	08/23/10	(139,076)
U.S. Dollar	1,559,108	Japanese Yen	145,609,000	08/23/10	(126,621)
Euro	11,911,531	U.S. Dollar	15,043,645	08/24/10	478,743

Old Westbury Funds, Inc.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	15,000,001	Euro	11,911,531	08/24/10	$(522,386)
U.S. Dollar	1,559,108	Japanese Yen	146,373,000	08/24/10	(135,480)
U.S. Dollar	1,559,111	Japanese Yen	145,886,000	08/24/10	(129,840)
U.S. Dollar	950,994	New Zealand Dollar	1,442,254	08/24/10	(93,488)
U.S. Dollar	4,839,175	South African Rand	39,417,500	08/24/10	(539,942)
U.S. Dollar	779,553	Japanese Yen	72,553,000	08/25/10	(60,414)
U.S. Dollar	959,298	New Zealand Dollar	1,435,000	08/27/10	(79,680)
Australian Dollar	2,600,000	U.S. Dollar	2,139,540	08/31/10	202,934
Brazil Real	789,000	Japanese Yen	36,864,447	08/31/10	18,448
Japanese Yen	438,327,500	U.S. Dollar	5,016,009	08/31/10	58,904
Norway Krones	7,600,000	U.S. Dollar	1,163,271	08/31/10	85,467
Norway Krones	160,325,000	U.S. Dollar	24,539,666	08/31/10	1,802,953
Singapore Dollar	2,900,000	U.S. Dollar	2,042,254	08/31/10	90,506
U.S. Dollar	4,082,508	Euro	3,321,597	08/31/10	(245,962)
U.S. Dollar	4,865,737	Japanese Yen	438,327,500	08/31/10	(209,176)
Indian Rupee	17,072,000	U.S. Dollar	342,124	09/01/10	23,874
Malaysian Ringgit	51,135,000	U.S. Dollar	15,381,260	09/01/10	668,897
U.S. Dollar	779,552	Japanese Yen	72,717,000	09/01/10	(62,366)
Brazil Real	1,183,000	Japanese Yen	54,698,371	09/02/10	34,023
U.S. Dollar	779,552	Japanese Yen	71,955,000	09/02/10	(53,552)
Japanese Yen	2,903,698,500	U.S. Dollar	32,968,251	09/07/10	652,712
Japanese Yen	883,388,000	U.S. Dollar	10,000,000	09/07/10	228,457
Norway Krones	10,525,000	Euro	1,197,779	09/07/10	167,836
U.S. Dollar	8,180,969	Euro	6,703,266	09/07/10	(554,110)
U.S. Dollar	41,078,344	Japanese Yen	3,787,086,500	09/07/10	(2,771,076)
U.S. Dollar	9,680,655	United Kingdom Pound	6,620,601	09/07/10	(706,080)
U.S. Dollar	1,169,328	Japanese Yen	108,371,000	09/09/10	(85,487)
U.S. Dollar	1,169,327	Japanese Yen	107,999,000	09/10/10	(81,193)
U.S. Dollar	999,009	Japanese Yen	91,705,000	09/10/10	(62,843)
Canadian Dollar	3,575,345	U.S. Dollar	3,462,335	09/13/10	13,312
U.S. Dollar	832,510	Japanese Yen	76,178,000	09/13/10	(49,580)
Brazil Real	1,775,000	Japanese Yen	82,763,457	09/15/10	40,177
U.S. Dollar	666,007	Japanese Yen	60,608,000	09/15/10	(35,806)
U.S. Dollar	666,004	Japanese Yen	59,937,000	09/15/10	(28,039)
U.S. Dollar	999,004	Japanese Yen	90,271,000	09/15/10	(46,293)
U.S. Dollar	999,011	Japanese Yen	89,901,000	09/16/10	(42,011)
U.S. Dollar	333,006	Japanese Yen	30,137,000	09/16/10	(15,970)
Indian Rupee	1,173,250,000	U.S. Dollar	25,000,000	09/17/10	95,362
U.S. Dollar	378,247	Euro	256,900	09/20/10	43,489
U.S. Dollar	666,000	Japanese Yen	60,273,000	09/21/10	(31,973)
U.S. Dollar	333,006	Japanese Yen	29,884,000	09/21/10	(13,056)
Philippines Peso	920,800,000	U.S. Dollar	20,000,000	09/23/10	135,578
Philippines Peso	464,900,000	U.S. Dollar	10,000,000	09/23/10	166,193
U.S. Dollar	2,456,800	Euro	1,675,590	09/23/10	273,408
U.S. Dollar	1,091,627	Euro	737,287	09/24/10	130,901
U.S. Dollar	337,212	Japanese Yen	30,516,000	09/24/10	(16,179)
U.S. Dollar	33,726	Japanese Yen	3,035,000	09/27/10	(1,422)
U.S. Dollar	210,057	Japanese Yen	18,903,000	09/28/10	(8,858)
U.S. Dollar	350,094	Japanese Yen	31,505,000	09/29/10	(14,768)
Indian Rupee	461,800,000	U.S. Dollar	9,848,582	10/04/10	5,254
Indonesian Rupiah	93,700,000,000	U.S. Dollar	10,212,534	10/04/10	241,322
Philippines Peso	28,921,000	U.S. Dollar	597,850	10/04/10	34,181

Old Westbury Funds, Inc.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Philippines Peso	36,054,000	U.S. Dollar	747,295	10/04/10	$40,619
Philippines Peso	43,117,000	U.S. Dollar	896,764	10/05/10	45,473
Philippines Peso	43,106,000	U.S. Dollar	896,753	10/05/10	45,244
Philippines Peso	11,388,000	U.S. Dollar	239,143	10/06/10	9,711
Philippines Peso	35,386,000	U.S. Dollar	747,297	10/07/10	25,945
Brazil Real	9,685,000	U.S. Dollar	5,380,556	10/08/10	41,493
Indonesian Rupiah	101,200,000,000	U.S. Dollar	11,026,367	10/08/10	258,619
Philippines Peso	14,127,000	U.S. Dollar	298,915	10/08/10	9,773
Philippines Peso	28,316,000	U.S. Dollar	597,838	10/08/10	20,893
Philippines Peso	14,164,000	U.S. Dollar	298,919	10/08/10	10,577
Philippines Peso	28,370,000	U.S. Dollar	597,848	10/08/10	22,062
Indian Rupee	484,300,000	U.S. Dollar	10,221,612	10/12/10	100,578
Indonesian Rupiah	225,750,000,000	U.S. Dollar	24,621,006	10/12/10	540,234
Indonesian Rupiah	183,270,000,000	U.S. Dollar	19,985,823	10/12/10	440,757
Malaysian Ringgit	2,445,987	U.S. Dollar	709,722	10/12/10	56,540
Malaysian Ringgit	65,685,000	U.S. Dollar	20,529,129	10/12/10	48,234
Philippines Peso	8,431,000	U.S. Dollar	179,345	10/12/10	4,857
South Korean Won	22,482,500,000	U.S. Dollar	18,603,641	10/12/10	363,491
U.S. Dollar	735,303	Malaysian Ringgit	2,445,987	10/12/10	(30,959)
Malaysian Ringgit	5,102,016	U.S. Dollar	1,502,228	10/13/10	96,023
Philippines Peso	25,154,000	U.S. Dollar	538,053	10/13/10	11,496
Philippines Peso	14,058,000	U.S. Dollar	298,916	10/13/10	8,215
Philippines Peso	9,839,000	U.S. Dollar	209,340	10/13/10	5,616
U.S. Dollar	1,533,611	Malaysian Ringgit	5,102,016	10/13/10	(64,640)
Chinese Yuan	6,301,191	Euro	639,876	10/15/10	96,948
Indian Rupee	484,100,000	U.S. Dollar	10,275,950	10/15/10	37,582
Indonesian Rupiah	100,400,000,000	U.S. Dollar	11,002,740	10/15/10	183,287
Malaysian Ringgit	35,185,000	U.S. Dollar	11,000,125	10/15/10	20,846
Philippines Peso	4,585,000	U.S. Dollar	97,761	10/15/10	2,403
Chinese Yuan	6,331,922	Euro	641,046	10/18/10	100,007
Philippines Peso	15,226,000	U.S. Dollar	325,892	10/18/10	6,703
Chinese Yuan	8,487,104	Euro	856,785	10/19/10	137,262
Malaysian Ringgit	9,854,250	U.S. Dollar	2,931,068	10/19/10	154,991
Norway Krones	31,660,000	U.S. Dollar	5,071,483	10/19/10	116,775
Philippines Peso	7,672,000	U.S. Dollar	162,957	10/19/10	4,625
South Korean Won	11,505,000,000	U.S. Dollar	9,551,681	10/19/10	150,957
Chinese Yuan	5,244,000	U.S. Dollar	794,726	10/21/10	(20,142)
Philippines Peso	15,399,000	U.S. Dollar	325,905	10/21/10	10,437
Philippines Peso	30,667,000	U.S. Dollar	651,796	10/21/10	18,027
Philippines Peso	44,789,000	U.S. Dollar	939,958	10/25/10	38,190
Philippines Peso	29,828,000	U.S. Dollar	626,639	10/25/10	24,776
Philippines Peso	14,923,000	U.S. Dollar	313,311	10/25/10	12,593
Indian Rupee	12,846,000	U.S. Dollar	270,215	10/26/10	3,037
Indian Rupee	38,497,000	U.S. Dollar	810,668	10/26/10	8,214
Norway Krones	32,943,000	Euro	3,896,274	10/26/10	320,131
Philippines Peso	38,730,000	U.S. Dollar	814,629	10/26/10	31,169
Indian Rupee	19,137,000	U.S. Dollar	405,342	10/27/10	1,670
U.S. Dollar	20,000,001	Euro	15,486,229	10/27/10	(180,914)
Philippines Peso	11,971,000	U.S. Dollar	250,649	10/28/10	10,761
South Korean Won	11,700,000,000	U.S. Dollar	9,770,355	10/29/10	119,128
U.S. Dollar	21,963,932	Euro	16,890,007	11/03/10	(40,883)
U.S. Dollar	354,601	Japanese Yen	32,085,087	11/08/10	(17,145)

Old Westbury Funds, Inc.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	351,930	Japanese Yen	31,518,000	11/10/10	$(13,255)
U.S. Dollar	356,918	Japanese Yen	31,954,500	11/12/10	(13,334)
U.S. Dollar	526,723	Japanese Yen	47,197,000	11/12/10	(20,142)
U.S. Dollar	1,597,097	Japanese Yen	143,060,000	11/15/10	(60,580)
U.S. Dollar	798,547	Japanese Yen	71,438,000	11/16/10	(29,236)
U.S. Dollar	383,305	Japanese Yen	34,438,000	11/16/10	(15,744)
Australian Dollar	663,000	U.S. Dollar	592,059	11/17/10	(164)
U.S. Dollar	415,244	Japanese Yen	37,330,000	11/17/10	(17,321)
U.S. Dollar	1,597,102	Japanese Yen	142,642,000	11/17/10	(55,774)
U.S. Dollar	638,845	Japanese Yen	57,068,000	11/17/10	(22,435)
U.S. Dollar	2,235,941	Japanese Yen	198,912,000	11/18/10	(68,998)
Australian Dollar	1,270,000	U.S. Dollar	1,117,600	11/29/10	14,524
Australian Dollar	1,270,000	U.S. Dollar	1,124,687	11/29/10	7,437
Norway Krones	12,598,000	Euro	1,473,399	11/29/10	140,800
U.S. Dollar	1,740,838	Japanese Yen	154,260,000	11/29/10	(46,935)
U.S. Dollar	1,597,105	Japanese Yen	140,986,000	11/29/10	(36,832)
U.S. Dollar	638,843	Japanese Yen	55,787,000	11/29/10	(7,692)
U.S. Dollar	958,260	Japanese Yen	83,773,000	11/29/10	(12,615)
Australian Dollar	2,030,000	U.S. Dollar	1,768,536	12/01/10	40,634
Australian Dollar	1,354,000	U.S. Dollar	1,182,313	12/01/10	24,395
Norway Krones	4,080,000	Euro	473,043	12/01/10	50,921
U.S. Dollar	1,597,100	Japanese Yen	138,320,000	12/01/10	(5,980)
U.S. Dollar	1,069,877	Mexican Peso	14,530,000	12/02/10	(62,255)
Chinese Yuan	6,308,000	Euro	633,860	12/06/10	107,346
Chinese Yuan	5,006,000	U.S. Dollar	755,851	12/06/10	(15,416)
Australian Dollar	1,355,000	U.S. Dollar	1,188,335	12/09/10	18,075
Australian Dollar	1,691,000	U.S. Dollar	1,474,890	12/10/10	30,488
Australian Dollar	1,690,000	U.S. Dollar	1,474,694	12/10/10	29,794
Chinese Yuan	2,872,600	U.S. Dollar	431,970	12/13/10	(6,987)
Chinese Yuan	5,761,499	U.S. Dollar	866,521	12/14/10	(14,115)
Chinese Yuan	5,783,784	U.S. Dollar	870,331	12/15/10	(14,600)
Indian Rupee	11,219,513	New Zealand Dollar	341,019	12/20/10	(6,162)
Indonesian Rupiah	2,828,719,176	New Zealand Dollar	406,308	12/20/10	21,526
Israel Shekel	22,411,400	U.S. Dollar	6,004,233	01/07/11	(71,838)
Malaysian Ringgit	2,445,987	U.S. Dollar	721,317	01/07/11	41,739
U.S. Dollar	576,869	Japanese Yen	52,560,000	01/07/11	(32,569)
U.S. Dollar	288,405	Japanese Yen	26,280,000	01/07/11	(16,315)
U.S. Dollar	288,458	Japanese Yen	26,280,000	01/07/11	(16,261)
U.S. Dollar	2,489,369	Euro	1,741,000	01/11/11	221,977
U.S. Dollar	1,587,964	Euro	1,111,000	01/11/11	141,052
U.S. Dollar	288,415	Japanese Yen	26,390,000	01/11/11	(17,595)
U.S. Dollar	288,393	Japanese Yen	26,360,000	01/11/11	(17,269)
Philippines Peso	12,590,000	U.S. Dollar	269,882	01/13/11	3,039
Philippines Peso	29,696,000	U.S. Dollar	636,925	01/13/11	6,813
Philippines Peso	25,376,000	U.S. Dollar	548,078	01/13/11	2,013
U.S. Dollar	783,179	Japanese Yen	71,830,000	01/13/11	(49,761)
Philippines Peso	10,860,000	U.S. Dollar	232,200	01/14/11	3,197
U.S. Dollar	783,179	Japanese Yen	71,290,000	01/14/11	(43,510)
U.S. Dollar	626,482	Japanese Yen	56,700,000	01/14/11	(31,019)
Philippines Peso	21,239,000	U.S. Dollar	454,982	01/18/11	5,216
Philippines Peso	12,113,000	U.S. Dollar	260,215	01/18/11	2,245
U.S. Dollar	1,404,620	Euro	971,000	01/18/11	140,085

Old Westbury Funds, Inc.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Philippines Peso	30,247,000	U.S. Dollar	649,008	01/19/11	$6,312
Philippines Peso	7,579,000	U.S. Dollar	162,187	01/19/11	2,017
Brazil Real	2,190,000	Japanese Yen	99,729,753	01/26/11	36,967
U.S. Dollar	2,065,196	Japanese Yen	185,480,000	01/26/11	(85,983)
U.S. Dollar	516,356	Japanese Yen	46,250,000	01/26/11	(20,047)
U.S. Dollar	1,807,087	Japanese Yen	162,280,000	01/26/11	(75,021)
Brazil Real	817,000	Japanese Yen	37,326,899	01/27/11	12,270
Chilean Unidad de Fomento	411,630,000	U.S. Dollar	818,838	01/27/11	(32,771)
U.S. Dollar	1,411,468	Euro	999,800	01/27/11	109,491
U.S. Dollar	1,775,990	Japanese Yen	159,507,000	01/27/11	(73,985)
Chilean Unidad de Fomento	124,780,000	U.S. Dollar	245,268	01/28/11	(6,995)
Chilean Unidad de Fomento	947,430,000	U.S. Dollar	1,870,358	01/28/11	(61,198)
U.S. Dollar	1,144,932	New Zealand Dollar	1,674,196	01/28/11	(50,911)
U.S. Dollar	976,662	New Zealand Dollar	1,419,051	01/28/11	(36,937)
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	383,295	01/31/11	(3,928)
Chilean Unidad de Fomento	372,860,000	U.S. Dollar	719,182	01/31/11	(7,301)
Chinese Yuan	18,856,000	U.S. Dollar	2,839,545	02/01/11	(44,711)
Australian Dollar	4,487,287	U.S. Dollar	3,738,000	02/08/11	227,313
Australian Dollar	4,488,527	U.S. Dollar	3,738,000	02/08/11	228,408
Norway Krones	12,261,800	Euro	1,471,422	02/08/11	81,796
U.S. Dollar	2,988,694	Euro	2,177,000	02/08/11	153,905
U.S. Dollar	3,983,917	Euro	2,903,000	02/08/11	203,764
Australian Dollar	569,000	Japanese Yen	42,113,397	02/09/11	14,217
Australian Dollar	569,000	Japanese Yen	42,009,270	02/09/11	15,425
Australian Dollar	569,000	Japanese Yen	42,199,316	02/09/11	13,220
Norway Krones	17,138,000	Euro	2,059,980	02/09/11	109,750
Norway Krones	24,487,000	Euro	2,942,901	02/09/11	157,364
U.S. Dollar	2,538,266	Euro	1,856,000	02/09/11	121,481
U.S. Dollar	3,377,571	Euro	2,475,000	02/09/11	154,757
Chilean Unidad de Fomento	100,900,000	U.S. Dollar	187,808	02/10/11	4,734
Chilean Unidad de Fomento	100,900,000	U.S. Dollar	187,808	02/10/11	4,734
South Korean Won	946,000,000	Japanese Yen	71,170,628	02/10/11	(31,287)
U.S. Dollar	850,461	Euro	622,000	02/10/11	40,530
U.S. Dollar	2,888,781	Euro	2,114,000	02/10/11	136,057
U.S. Dollar	361,534	Japanese Yen	32,163,000	02/10/11	(11,577)
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	187,777	02/11/11	4,373
Chilean Unidad de Fomento	195,520,000	U.S. Dollar	365,049	02/11/11	8,032
U.S. Dollar	2,509,594	Euro	1,825,000	02/11/11	133,201
Chilean Unidad de Fomento	99,700,000	U.S. Dollar	187,936	02/14/11	2,276
South Korean Won	324,000,000	Japanese Yen	24,545,454	02/14/11	(12,735)
South Korean Won	281,000,000	Japanese Yen	21,349,339	02/14/11	(11,758)

Old Westbury Funds, Inc.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

South Korean Won	1,412,000,000	U.S. Dollar	1,209,836	02/14/11	$(24,341)
U.S. Dollar	189,656	New Zealand Dollar	281,849	02/14/11	(11,335)
U.S. Dollar	1,167,425	South Korean Won	1,412,000,000	02/14/11	(18,071)
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	375,650	02/16/11	3,399
South Korean Won	189,000,000	Japanese Yen	14,468,345	02/16/11	(9,185)
U.S. Dollar	2,166,321	Euro	1,593,000	02/16/11	92,078
U.S. Dollar	2,167,436	Euro	1,593,000	02/16/11	93,193
Chilean Unidad de Fomento	91,400,000	U.S. Dollar	174,427	02/18/11	(87)
Chilean Unidad de Fomento	45,600,000	U.S. Dollar	87,189	02/18/11	(210)
U.S. Dollar	2,170,825	Euro	1,580,000	02/18/11	113,532
U.S. Dollar	2,170,620	Euro	1,580,000	02/18/11	113,327
Chilean Unidad de Fomento	155,200,000	U.S. Dollar	296,664	02/22/11	(691)
Chilean Unidad de Fomento	91,200,000	U.S. Dollar	174,562	02/22/11	(639)
Chilean Unidad de Fomento	202,200,000	U.S. Dollar	387,334	02/22/11	(1,729)
Chilean Unidad de Fomento	242,290,000	U.S. Dollar	461,461	02/22/11	598
Chilean Unidad de Fomento	275,600,000	U.S. Dollar	523,417	02/22/11	2,165
U.S. Dollar	570,127	Japanese Yen	51,300,000	02/22/11	(25,097)
U.S. Dollar	570,107	Japanese Yen	51,260,000	02/22/11	(24,653)
Chilean Unidad de Fomento	92,000,000	U.S. Dollar	174,424	02/23/11	1,015
Chinese Yuan	332,550,000	U.S. Dollar	50,000,000	02/23/11	(662,117)
Chilean Unidad de Fomento	91,400,000	U.S. Dollar	174,527	02/24/11	(242)
Chilean Unidad de Fomento	422,200,000	U.S. Dollar	804,957	02/25/11	72
Chilean Unidad de Fomento	136,800,000	U.S. Dollar	261,668	02/25/11	(825)
Chilean Unidad de Fomento	195,220,000	U.S. Dollar	373,370	02/25/11	(1,134)
Chilean Unidad de Fomento	62,400,000	U.S. Dollar	118,631	02/28/11	331
Chilean Unidad de Fomento	241,090,000	U.S. Dollar	461,063	02/28/11	(1,438)
Chilean Unidad de Fomento	391,630,000	U.S. Dollar	748,815	03/01/11	(2,231)
Chilean Unidad de Fomento	50,800,000	U.S. Dollar	96,891	03/01/11	(49)
Chilean Unidad de Fomento	234,800,000	U.S. Dollar	447,664	03/01/11	(54)
Swedish Krona	84,036,600	Euro	8,590,416	03/01/11	416,061
U.S. Dollar	607,736	Japanese Yen	54,300,000	03/01/11	(22,365)
U.S. Dollar	608,083	Japanese Yen	54,300,000	03/01/11	(22,018)

Old Westbury Funds, Inc.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	681,220	Japanese Yen	60,600,000	03/01/11	$(21,987)
Chilean Unidad de Fomento	58,500,000	U.S. Dollar	111,962	03/02/11	(446)
Chinese Yuan	265,700,000	U.S. Dollar	40,000,000	03/02/11	(568,081)
Chilean Unidad de Fomento	245,410,000	U.S. Dollar	469,235	03/04/11	(1,472)
U.S. Dollar	1,479,341	Euro	1,080,000	03/07/11	73,217
U.S. Dollar	1,116,500	Euro	816,000	03/07/11	54,096
U.S. Dollar	394,096	Euro	288,000	03/08/11	19,132
Chilean Unidad de Fomento	481,250,000	U.S. Dollar	953,442	03/10/11	(36,444)
Chilean Unidad de Fomento	99,000,000	U.S. Dollar	191,212	03/15/11	(2,622)
Chilean Unidad de Fomento	480,420,000	U.S. Dollar	930,956	03/15/11	(15,779)
Chinese Yuan	331,400,000	U.S. Dollar	50,000,000	03/16/11	(787,595)
Philippines Peso	86,101,500	U.S. Dollar	1,830,000	03/17/11	26,507
Australian Dollar	410,000	Japanese Yen	32,250,600	03/18/11	(13,704)
Brazil Real	3,870,000	Japanese Yen	182,083,500	03/18/11	(28,376)
Chilean Unidad de Fomento	1,894,715,000	U.S. Dollar	3,650,000	03/18/11	(41,223)
Chinese Yuan	48,501,200	U.S. Dollar	7,300,000	03/18/11	(97,014)
Indian Rupee	203,451,000	U.S. Dollar	4,380,000	03/18/11	(102,472)
Polish Zloty	10,400,000	Euro	2,612,737	03/18/11	(64,677)
South Korean Won	418,000,000	Japanese Yen	32,768,379	03/18/11	(29,715)
U.S. Dollar	25,390,694	Euro	18,500,000	03/18/11	1,305,731
U.S. Dollar	9,500,000	Japanese Yen	853,717,500	03/18/11	(409,244)
U.S. Dollar	2,206,388	Japanese Yen	198,800,000	03/18/11	(101,117)
U.S. Dollar	3,676,548	Japanese Yen	331,140,000	03/18/11	(167,050)
Chilean Unidad de Fomento	92,200,000	U.S. Dollar	178,648	03/21/11	(3,066)
Chinese Yuan	200,250,000	U.S. Dollar	30,000,000	03/25/11	(251,469)
Israel Shekel	1,053,768	U.S. Dollar	280,638	03/29/11	(2,043)
Chilean Unidad de Fomento	231,460,000	U.S. Dollar	440,205	03/31/11	347
Israel Shekel	640,064	U.S. Dollar	170,720	03/31/11	(1,505)
Chilean Unidad de Fomento	245,910,000	U.S. Dollar	468,400	04/04/11	(442)
Indian Rupee	27,793,000	U.S. Dollar	612,383	04/11/11	(30,559)
Indian Rupee	59,598,000	U.S. Dollar	1,313,020	04/12/11	(65,609)
Indian Rupee	40,031,000	U.S. Dollar	884,468	04/13/11	(46,752)
U.S. Dollar	1,463,430	Euro	1,072,000	04/14/11	68,005
Indian Rupee	39,295,000	U.S. Dollar	868,206	04/15/11	(46,188)
Indian Rupee	19,629,000	U.S. Dollar	431,881	04/19/11	(21,554)
Indian Rupee	13,777,000	U.S. Dollar	303,458	04/19/11	(15,462)
Malaysian Ringgit	967,775	U.S. Dollar	296,591	04/19/11	3,812
Swedish Krona	28,478,956	Euro	2,935,823	04/19/11	104,386
Malaysian Ringgit	2,773,000	U.S. Dollar	853,888	04/22/11	6,739
Chilean Unidad de Fomento	2,019,320,000	U.S. Dollar	3,844,420	04/25/11	(5,938)
Indian Rupee	27,912,000	U.S. Dollar	616,295	04/26/11	(33,551)

Old Westbury Funds, Inc.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	604,651,000	U.S. Dollar	1,151,168	04/27/11	$(1,962)
Indian Rupee	3,982,000	U.S. Dollar	87,864	04/27/11	(4,737)
Chilean Unidad de Fomento	974,634,000	U.S. Dollar	1,867,115	04/28/11	(14,879)
Indian Rupee	19,756,000	U.S. Dollar	435,922	04/28/11	(23,546)
Indian Rupee	19,775,000	U.S. Dollar	436,534	04/29/11	(23,805)
U.S. Dollar	4,568,664	Euro	3,440,000	05/04/11	91,291
Chilean Unidad de Fomento	101,400,000	U.S. Dollar	190,960	05/10/11	1,540
U.S. Dollar	1,123,711	Japanese Yen	100,093,000	05/10/11	(39,052)
U.S. Dollar	1,123,711	Japanese Yen	100,044,000	05/10/11	(38,482)
U.S. Dollar	749,132	Japanese Yen	66,920,000	05/10/11	(28,265)
Polish Zloty	4,031,000	Euro	948,984	05/24/11	52,608
Malaysian Ringgit	11,250,000	U.S. Dollar	3,342,345	05/26/11	146,243
Indian Rupee	37,818,000	U.S. Dollar	795,833	06/01/11	(9,277)
Indian Rupee	1,121,000	U.S. Dollar	23,496	06/03/11	(186)
Indian Rupee	5,548,000	U.S. Dollar	116,286	06/03/11	(920)
Indian Rupee	37,033,000	U.S. Dollar	768,160	06/03/11	1,906
U.S. Dollar	2,079,883	Euro	1,690,000	06/03/11	(119,396)
U.S. Dollar	845,234	Euro	686,000	06/03/11	(47,491)
Indian Rupee	18,516,000	U.S. Dollar	383,037	06/07/11	1,823
Indian Rupee	9,340,000	U.S. Dollar	193,215	06/07/11	920
Indian Rupee	7,436,000	U.S. Dollar	156,120	06/08/11	(1,577)
U.S. Dollar	2,039,490	Euro	1,700,000	06/09/11	(172,730)
Indian Rupee	7,542,000	U.S. Dollar	156,896	06/10/11	(183)
Chinese Yuan	339,285,000	U.S. Dollar	50,000,000	06/13/11	600,280
Indian Rupee	18,770,000	U.S. Dollar	390,537	06/13/11	(645)
Indian Rupee	18,877,000	U.S. Dollar	395,993	06/16/11	(4,003)
Indian Rupee	17,195,000	U.S. Dollar	361,164	06/20/11	(4,251)
Indian Rupee	28,975,000	U.S. Dollar	607,697	06/22/11	(6,397)
Swedish Krona	43,658,433	Euro	4,576,212	06/23/11	52,547
Indian Rupee	43,847,000	U.S. Dollar	929,159	06/24/11	(19,421)
Indian Rupee	29,446,000	U.S. Dollar	619,785	06/27/11	(9,033)
Swedish Krona	12,088,000	Euro	1,257,398	06/29/11	26,870
Swedish Krona	8,778,000	Euro	915,185	06/29/11	16,787
Indian Rupee	29,111,000	U.S. Dollar	600,227	07/11/11	2,687
Indian Rupee	14,708,000	U.S. Dollar	304,199	07/12/11	385
Indian Rupee	29,134,000	U.S. Dollar	600,330	07/12/11	2,997
Indian Rupee	17,688,000	U.S. Dollar	364,476	07/12/11	1,820
Indian Rupee	3,943,000	U.S. Dollar	81,686	07/18/11	(84)
Indian Rupee	3,943,000	U.S. Dollar	81,551	07/20/11	34

					$(293,561)

C. Swap Agreements. The Funds may enter into swap agreements, which are agreements to exchange the return generated by one security, currency, commodity or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Payments received or made by the Fund at the expiration or other termination of the swap agreements are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value are recorded

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2010 (Unaudited)

as unrealized appreciation/(depreciation). Gains or losses are realized upon the termination of the swap agreement. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts contain credit risk for unrealized gains from various counterparties for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored.

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses and expense ratio in the Financial Highlights.

D. Options. The Funds may purchase and write (sell) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from the current market value.

The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

A summary of the Real Return Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2009	5,000	$3,289,200
Options written	73,500	2,485,031,240
Options expired	(6,500)	(2,887,120)
Options terminated in closing purchase transactions	(12,000)	(345,724,160)

Contracts outstanding at July 31, 2010	60,000	$2,139,709,160

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2010 (Unaudited)

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 - quoted prices in active markets for identical securities.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of July 31, 2010 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Investments in Securities
Assets:
U.S. Large Cap Fund
Equity Securities	$471,258,271	(a)	$—	$—	$471,258,271
Investment Company	18,351,600		—	—	18,351,600

Total	$489,609,871		$—	$—	$489,609,871

Non U.S. Large Cap Fund
Equity Securities	$2,103,035,294	(a)	$—	$—	$2,103,035,294
Investment Company	31,966,300		—	—	31,966,300
Exchange Traded Funds	110,842,295		—	—	110,842,295
U.S. Government Agencies	—		36,596,589	—	36,596,589

Total	$2,245,843,889		$36,596,589	$—	$2,282,440,478

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2010 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Global Small & Mid Cap Fund
Equity Securities:
Australia	$48,536,624	$105,266	$74,189	$48,716,079
Austria	8,595,423	—	—	8,595,423
Bahamas	21,396	—	—	21,396
Belgium	8,457,233	—	—	8,457,233
Bermuda	16,705,288	—	—	16,705,288
Brazil	37,592,263	—	—	37,592,263
Canada	70,830,228	—	—	70,830,228
Cayman Islands	167,896	—	—	167,896
Chile	7,746,964	—	—	7,746,964
China	12,531,313	—	12,771	12,544,084
Cyprus	1,132,743	—	—	1,132,743
Denmark	8,857,579	—	—	8,857,579
Egypt	15,257,500	—	—	15,257,500
Finland	107,543,501	—	—	107,543,501
France	103,338,722	—	—	103,338,722
Germany	40,700,058	—	—	40,700,058
Greece	6,969,321	—	—	6,969,321
Hong Kong	37,673,810	—	373,031	38,046,841
Hungary	1,686,820	—	—	1,686,820
India	27,891,315	—	—	27,891,315
Indonesia	6,386,048	—	29,365	6,415,413
Ireland	7,598,228	—	—	7,598,228
Israel	83,558,528	—	50,118	83,608,646
Italy	22,355,096	—	11,566	22,366,662
Japan	177,478,709	—	—	177,478,709
Liechtenstein	306,019	—	—	306,019
Luxembourg	560,466	—	—	560,466
Malaysia	11,666,275	1,373	—	11,667,648
Mexico	11,793,158	—	—	11,793,158
Monaco	35,758	—	—	35,758
Netherlands	18,427,550	—	—	18,427,550
New Zealand	3,202,460	—	—	3,202,460
Norway	6,845,454	—	—	6,845,454
Peru	129,565	—	—	129,565
Philippines	4,192,646	—	—	4,192,646
Poland	5,921,977	—	—	5,921,977
Portugal	3,882,870	—	—	3,882,870
Puerto Rico	50,216	—	—	50,216
Singapore	10,652,707	—	1,709	10,654,416
South Africa	27,278,993	—	—	27,278,993
South Korea	41,504,778	—	—	41,504,778
Spain	19,330,630	18,431	—	19,349,061
Sweden	18,532,605	—	—	18,532,605
Switzerland	36,307,209	—	—	36,307,209
Taiwan	28,253,963	—	—	28,253,963
Thailand	4,474,699	—	—	4,474,699
Turkey	5,586,652	—	—	5,586,652
United Arab Emirates	710,138	—	—	710,138
United Kingdom	214,117,864	—	1,661	214,119,525

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2010 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

United States	$2,018,206,632	$—	$153,516	$2,018,360,148

Total Equities	3,351,583,890	125,070	707,926	3,352,416,886

Exchange Traded Funds	268,025,412	—	—	268,025,412
Investment Company	7,483,000	—	—	7,483,000
Rights/Warrants			—
Australia	15	5,066	—	5,081
Belgium	244	—	—	244
France	5,353	—	—	5,353
Hong Kong	8,941	—	—	8,941
India	—	7,506	1,965	9,471
Italy	90	—	—	90
Malaysia	—	139	—	139
South Africa	2,957	—	—	2,957
Thailand	2,018	—	—	2,018
United Kingdom	598,628	—	—	598,628
United States	—	381	—	381

Total Rights/Warrants	618,246	13,092	1,965	633,303

U.S. Government Agencies	—	33,099,358	—	33,099,358
Cash Sweep	30,216,060	—	—	30,216,060
Other financial instruments - Assets*	—	2,844,981	—	2,844,981
Other financial instruments -Liabilities*	—	(354,357)	—	(354,357)

Total	$3,657,926,608	$35,728,144	$709,891	$3,694,364,643

Global Opportunities Fund
Equity Securities:
Australia	$1,813,614	$—	$—	$1,813,614
Belgium	2,796,565	—	—	2,796,565
Brazil	14,093,491	—	—	14,093,491
Canada	10,270,421	—	6,000,000	16,270,421
China	9,634,722	—	—	9,634,722
Denmark	7,291,390	—	—	7,291,390
Egypt	489,463	—	—	489,463
France	8,624,616	—	—	8,624,616
Germany	7,115,330	—	—	7,115,330
Greece	1,859,497	—	—	1,859,497
Hong Kong	9,162,719	—	—	9,162,719
India	12,660,774	—	—	12,660,774
Indonesia	532,862	—	—	532,862
Ireland	7,483,101	—	—	7,483,101
Italy	11,231,383	—	—	11,231,383
Japan	20,152,391	—	—	20,152,391
Malaysia	440,273	—	—	440,273
Mexico	6,144,696	—	—	6,144,696
Morocco	277,173	—	—	277,173
Pakistan	625,581	—	—	625,581
Poland	541,761	—	—	541,761
Russia	1,617,925	—	—	1,617,925
South Africa	1,236,880	—	—	1,236,880

Old Westbury Funds, Inc.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2010 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total

South Korea	$5,661,619	$—	$—		$5,661,619
Spain	9,321,158	—	—		9,321,158
Sweden	2,788,112	—	—		2,788,112
Switzerland	3,747,643	—	—		3,747,643
Taiwan	2,217,344	—	—		2,217,344
Thailand	879,580	—	—		879,580
Turkey	1,786,321	—	—		1,786,321
United Kingdom	31,480,114	—	—		31,480,114
United States	157,717,171	—	—		157,717,171

Total Equities	351,695,690	—	6,000,000		357,695,690

Exchange Traded Funds	102,487,050	—	—		102,487,050
Preferred Stock	13,860,988	—	—		13,860,988
Bank Loans	—	84,049,056	—		84,049,056
Corporate Bonds	—	2,052,205,143	1,133,154	(b)	2,053,338,297
Government Bonds	—	394,530,333	—		394,530,333
Asset-Backed Securities	—	21,008,578	—		21,008,578
Non-Agency Mortgage-Backed Securities	—	339,953,889	—		339,953,889
U.S. Government Agencies	—	194,141,900	—		194,141,900
Municipal Bonds	—	14,050,026	—		14,050,026
Cash Sweep	88,284,985	—	—		88,284,985

Other financial instruments - Assets*	7,532,977	30,973,417	—		38,506,394
Other financial instruments - Liabilities*	(4,029,078)	(31,812,557)	—		(35,841,635)

Total	$559,832,612	$3,099,099,785	$7,133,154		$3,666,065,551

Real Return Fund
Equity Securities (a)	$851,484,824	$—	$—		$851,484,824
Preferred Stock	—	—	—		—
Rights/Warrants	—	1	—		1
Collectible Coins	—	52,420,970	—		52,420,970
Commodities	157,240,778	—	—		157,240,778
Asset-Backed Securities	—	45,513,000	—		45,513,000
Municipal Bonds	—	6,000,000	—		6,000,000
U.S. Government Agencies	—	115,000,000	—		115,000,000
U.S. Government Securities	—	377,786,803	—		377,786,803
Cash Sweep	7,418,174	—	—		7,418,174
Other financial instruments - Assets*	21,607,919	2,143,810,715	—		2,165,418,634
Other financial instruments - Liabilities*	(4,468,350)	(2,058,892,485)	—		(2,063,360,835)

Total	$1,033,283,345	$681,639,004	$—		$1,714,922,349

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
July 31, 2010 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Fixed Income
Corporate Bonds(a)	$—	$138,088,185	$—	$138,088,185
Municipal Bonds(a)	—	12,300,070	—	12,300,070
U.S. Government Agencies(a)	—	162,000,552	—	162,000,552
U.S. Government Securities(a)	—	86,119,627	—	86,119,627
Government Bonds(a)	—	2,329,469	—	2,329,469
Investment Company	181,117	—	—	181,117

Total	$181,117	$400,837,903	$—	$401,019,020

Municipal Bond
Municipal Bonds(a)	$—	$715,154,993	$—	$715,154,993
Investment Company	23,487,000	—	—	23,487,000

Total	$23,487,000	$715,154,993	$—	$738,641,993

(a) The breakdown of the Fund’s investments into major categories or countries is disclosed in the Schedules of Portfolio Investments.

(b) Represents securities as disclosed in Hong Kong section of the Schedule of Portfolio Investments.

* Other financial instruments are exchange traded options and futures (level 1), over-the-counter options (level 2), forwards (level 2) and swaps (level 2). Futures, forwards and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 11/1/09 (fair value)	Realized gain (loss)	Change in Unrealized appreciation (depreciation)	Net purchases (sales)	Transfer in (out) of level 3	Balance as of 07/31/10 (fair value)

Global Small & Mid Cap Fund
Equity Securities:
Australia	$251,310	$—	$(9,471)	$—	$(167,650)	$74,189
China	—	—	—	—	12,771	12,771
Denmark	13,921	—	(13,921)	—	—	—
France	5,803	(74,258)	73,872	(5,401)	(16)	—
Hong Kong	177,570	(14,950)	(209)	(12,802)	223,422	373,031
India	—	—	—	—	1,965	1,965
Indonesia	—	—	—	—	29,365	29,365
Israel	—	—	—	—	50,118	50,118
Italy	13,061	—	(1,495)	—	—	11,566
Mexico	6,419	—	—	—	(6,419)	—
Singapore	1,658	—	51	—	—	1,709
Sweden	28,862	—	—	—	(28,862)	—
United Kingdom	399	—	(399)	—	1,661	1,661
United States	97,460	—	1,056	—	55,000	153,516

Total	$596,463	$(89,208)	$49,484 *	$(18,203)	$171,355	$709,891

Old Westbury Funds, Inc.
Notes To Schedules of Portfolio Investments - (Continued)
July 31, 2010 (Unaudited)

	Balance as of 11/1/09 (fair value)	Realized gain (loss)	Change in Unrealized appreciation (depreciation)		Net purchases (sales)	Transfer in (out) of level 3	Balance as of 07/31/10 (fair value)

Global Opportunities Fund
Equity Securities:
Canada	$13,000,000	$—	$(7,000,000)		$—	$—	$6,000,000
Hong Kong	—	—	—		—	1,133,154	1,133,154

Total	$13,000,000	$—	$(7,000,000	)*	$—	$1,133,154	$7,133,154

*The change in unrealized appreciation/depreciation on securities still held at July 31, 2010 was $(24,179), for the Global Small and Mid Cap Fund and $(7,000,000) for the Global Opportunities Fund.

6.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

7.	Federal Income Taxes:

At October 31, 2009, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2016	2017

U.S. Large Cap Fund	$—	$77,852,263
Non-U.S. Large Cap Fund	187,357,824	406,283,777
Global Small & Mid Cap Fund	—	41,698,785
Global Opportunities Fund	123,869,796	322,225,091
Real Return Fund	—	364,468,389
Municipal Bond Fund	1,577,285	—

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are adequate and reasonably designed to achieve the purposes described in such rule, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ Marc D. Stern
Marc D. Stern, President
(Principal Executive Officer)

Date	9/23/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc D. Stern
Marc D. Stern, President
(Principal Executive Officer)

Date	9/23/10

By (Signature and Title)*	/s/ Peter C. Artemiou
Peter C. Artemiou, Treasurer
(Principal Financial Officer)

Date	9/23/10

* Print the name and title of each signing officer under his or her signature.